ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
12Y	—	12 Year
1M	—	1 Month
1Y	—	1 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bobl	—	Bundesobligation ("federal government bond")
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CLP-TNA	—	Chilean Pesos Floating Rate Index
CLO	—	Collateralized Loan Obligation
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
COP-IBR-OIS	—	Certificate of Participation - Income-based Repayment - Overnight Indexed Swap
COPS	—	Certificates of Participation
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DAX	—	Deutscher Aktien Index
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HTS	—	Harmonized Tariff Schedule
HUD	—	Housing and Urban Development
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KLCI	—	Kuala Lumpur Composite Index
KOSPI	—	Korea Composite Stock Price Index
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OMX	—	Stockholm Stock Exchange
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
QPSC	—	Qualified Personal Service Corporation
QSC	—	Qatar Shareholder Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SAE	—	Societe Anonyme Egyptienne
SBA	—	Small Business Administration
SGX	—	Singapore Stock Exchange
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SonyMA	—	State of New York Mortgage Agency
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds' Annual Report for the total market values and percentages of net assets for 144A securities by fund as of December 31, 2021.

ABBREVIATIONS AND FOOTNOTES
INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2022.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2022.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds' Annual Report dated December 31, 2021).
Ø	—	7-day current yield as of March 31, 2022 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
~	—	Century bond maturing in 2121.
«	—	Century bond maturing in 2110.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
	€—	Rounds to less than 1 share.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 2 in Notes to Financial Statements of the Funds' Annual Report dated December 31, 2021). See the Funds' Annual Report for the total market values and percentages of net assets for Fair Valued securities by fund as of December 31, 2021.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Krone (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).
(ZC)	—	Par is denominated in Israeli Shekels (ILS).
(ZE)	—	Par is denominated in Czech Koruna (CZK).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
Evercore	—	Counterparty to contract is Evercore Inc.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.9%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,164,411	$106,463,917
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,722,632	163,765,166
GuideStone Global Bond Fund (Institutional Class)∞	3,843,062	35,087,162
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,498,208	76,095,199
GuideStone Equity Index Fund (Institutional Class)∞	2,666,684	128,267,487
GuideStone Small Cap Equity Fund (Institutional Class)∞	863,917	15,662,813
GuideStone International Equity Index Fund (Institutional Class)∞	5,010,993	56,073,016
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,331,018	22,750,735
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	570,612	6,293,848
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,963,672	19,833,086
Total Mutual Funds (Cost $605,060,768)		630,292,429
MONEY MARKET FUNDS — 0.9%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	6,347,782	6,347,782
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	11,186	$11,186
Total Money Market Funds (Cost $6,358,968)		6,358,968

	Par
U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bill
0.25%, 07/07/22Ω	$2,300,000	2,296,467
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/24	8,600,000	10,688,475
0.13%, 07/15/26	7,170,000	8,842,928
0.38%, 07/15/27	2,340,000	2,865,912
3.88%, 04/15/29	5,060,000	11,447,776
3.38%, 04/15/32	2,420,000	5,410,397
0.63%, 02/15/43	2,855,000	3,900,029
1.00%, 02/15/48	1,900,000	2,692,399
0.13%, 02/15/51	1,090,000	1,207,116
Total U.S. Treasury Obligations (Cost $50,250,308)		49,351,499
TOTAL INVESTMENTS — 100.0% (Cost $661,670,044)		686,002,896
Other Assets in Excess of Liabilities — 0.0%		78,709
NET ASSETS — 100.0%		$686,081,605

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 95.4%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	11,087,965	$144,587,061
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	28,123,617	392,886,933
GuideStone Global Bond Fund (Institutional Class)∞	9,685,408	88,427,775
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	15,079,441	208,699,466
GuideStone Equity Index Fund (Institutional Class)∞	8,503,308	409,009,121
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,828,531	51,281,261
GuideStone International Equity Index Fund (Institutional Class)∞	15,649,472	175,117,594
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,393,196	72,157,590
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,732,100	19,105,064
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,241,924	32,743,435
Total Mutual Funds (Cost $1,485,926,465)		1,594,015,300
MONEY MARKET FUNDS — 1.6%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	25,663,296	25,663,296
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	9,726	$9,726
Total Money Market Funds (Cost $25,673,022)		25,673,022

	Par
U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bill
0.25%, 07/07/22Ω	$2,400,000	2,396,314
U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/24	10,751,174	11,285,040
0.13%, 07/15/26	8,961,032	9,422,589
0.38%, 07/15/27	2,827,352	3,012,882
3.88%, 04/15/29	9,106,921	12,047,313
3.38%, 04/15/32	4,039,022	5,701,039
0.63%, 02/15/43	3,699,152	4,132,255
1.00%, 02/15/48	2,320,124	2,883,701
0.13%, 02/15/51	1,187,868	1,218,191
Total U.S. Treasury Obligations (Cost $53,046,773)		52,099,324
TOTAL INVESTMENTS — 100.1% (Cost $1,564,646,260)		1,671,787,646
Liabilities in Excess of Other Assets — (0.1)%		(1,255,307)
NET ASSETS — 100.0%		$1,670,532,339

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	18,325,677	$256,009,709
GuideStone Global Bond Fund (Institutional Class)∞	6,795,034	62,038,658
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	7,888,820	109,181,265
GuideStone Equity Index Fund (Institutional Class)∞	10,589,197	509,340,378
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,527,670	63,956,656
GuideStone International Equity Index Fund (Institutional Class)∞	19,614,595	219,487,318
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	9,047,788	88,306,408
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,850,064	20,406,211
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	560,092	$5,656,933
Total Mutual Funds (Cost $1,206,620,691)		1,334,383,536
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $29,474,976)	29,474,976	29,474,976
TOTAL INVESTMENTS — 100.1% (Cost $1,236,095,667)		1,363,858,512
Liabilities in Excess of Other Assets — (0.1)%		(1,537,639)
NET ASSETS — 100.0%		$1,362,320,873

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	6,099,374	$85,208,258
GuideStone Global Bond Fund (Institutional Class)∞	2,249,595	20,538,798
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,876,410	53,649,521
GuideStone Equity Index Fund (Institutional Class)∞	10,485,345	504,345,084
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,463,872	62,800,003
GuideStone International Equity Index Fund (Institutional Class)∞	19,160,773	214,409,050
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,876,312	86,632,806
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,713,553	$18,900,487
Total Mutual Funds (Cost $904,098,195)		1,046,484,007
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $23,575,411)	23,575,411	23,575,411
TOTAL INVESTMENTS — 100.2% (Cost $927,673,606)		1,070,059,418
Liabilities in Excess of Other Assets — (0.2)%		(2,164,210)
NET ASSETS — 100.0%		$1,067,895,208

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,325,068	$18,511,202
GuideStone Global Bond Fund (Institutional Class)∞	482,016	4,400,810
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,563,665	21,641,123
GuideStone Equity Index Fund (Institutional Class)∞	4,499,871	216,443,820
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,429,075	25,909,129
GuideStone International Equity Index Fund (Institutional Class)∞	8,274,961	92,596,811
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	3,870,757	37,778,584
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	731,014	$8,063,088
Total Mutual Funds (Cost $375,432,571)		425,344,567
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $9,798,026)	9,798,026	9,798,026
TOTAL INVESTMENTS — 100.2% (Cost $385,230,597)		435,142,593
Liabilities in Excess of Other Assets — (0.2)%		(988,347)
NET ASSETS — 100.0%		$434,154,246

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	19,430,320	$253,371,369
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,740,539	66,225,324
GuideStone Global Bond Fund (Institutional Class)∞	1,833,894	16,743,450
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,949,363	40,819,182
GuideStone Global Impact Fund (Institutional Class)∞	1,651,249	16,446,436
GuideStone Value Equity Fund (Institutional Class)∞	1,355,608	28,779,562
GuideStone Growth Equity Fund (Institutional Class)∞	1,167,440	30,330,100
GuideStone Small Cap Equity Fund (Institutional Class)∞	323,213	5,859,860
GuideStone International Equity Fund (Institutional Class)∞	2,136,674	29,208,330
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,257,832	12,276,438
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	610,284	$6,731,438
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,581,328	26,071,416
Total Mutual Funds (Cost $535,158,335)		532,862,905
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $5,758,721)	5,758,721	5,758,721
TOTAL INVESTMENTS — 100.0% (Cost $540,917,056)		538,621,626
Liabilities in Excess of Other Assets — (0.0)%		(265,822)
NET ASSETS — 100.0%		$538,355,804

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,873,662	$63,552,550
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	31,585,530	441,249,850
GuideStone Global Bond Fund (Institutional Class)∞	13,895,784	126,868,511
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,833,536	163,776,147
GuideStone Global Impact Fund (Institutional Class)∞	6,462,522	64,366,716
GuideStone Value Equity Fund (Institutional Class)∞	7,597,467	161,294,227
GuideStone Growth Equity Fund (Institutional Class)∞	6,446,272	167,474,160
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,751,367	31,752,277
GuideStone International Equity Fund (Institutional Class)∞	11,822,680	161,616,034
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,853,605	66,891,188
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,045,124	$33,587,718
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,885,200	59,440,517
Total Mutual Funds (Cost $1,547,289,364)		1,541,869,895
MONEY MARKET FUNDS — 2.0%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $31,927,752)	31,927,752	31,927,752
TOTAL INVESTMENTS — 100.0% (Cost $1,579,217,116)		1,573,797,647
Liabilities in Excess of Other Assets — (0.0)%		(383,071)
NET ASSETS — 100.0%		$1,573,414,576

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,690,290	$22,041,377
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,889,926	152,132,271
GuideStone Global Bond Fund (Institutional Class)∞	4,677,737	42,707,740
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,334,515	59,989,689
GuideStone Global Impact Fund (Institutional Class)∞	5,123,502	51,030,081
GuideStone Value Equity Fund (Institutional Class)∞	10,946,443	232,392,972
GuideStone Growth Equity Fund (Institutional Class)∞	9,380,040	243,693,436
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,557,767	46,372,322
GuideStone International Equity Fund (Institutional Class)∞	17,337,030	236,997,198
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,075,131	98,333,275
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,679,063	$40,580,063
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,931,784	29,611,020
Total Mutual Funds (Cost $1,250,332,780)		1,255,881,444
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $30,465,324)	30,465,324	30,465,324
TOTAL INVESTMENTS — 100.1% (Cost $1,280,798,104)		1,286,346,768
Liabilities in Excess of Other Assets — (0.1)%		(1,278,967)
NET ASSETS — 100.0%		$1,285,067,801

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.7%
GuideStone Value Equity Fund (Institutional Class)∞	13,826,291	$293,532,166
GuideStone Growth Equity Fund (Institutional Class)∞	11,908,287	309,377,306
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,221,223	58,400,767
GuideStone International Equity Fund (Institutional Class)∞	22,323,809	305,166,461
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	13,130,212	128,150,872
Total Mutual Funds (Cost $1,088,233,083)		1,094,627,572
	Shares	Value
MONEY MARKET FUNDS — 2.3%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞ (Cost $25,489,229)	25,489,229	$25,489,229
TOTAL INVESTMENTS — 100.0% (Cost $1,113,722,312)		1,120,116,801
Liabilities in Excess of Other Assets — (0.0)%		(386,101)
NET ASSETS — 100.0%		$1,119,730,700

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.4%
Federal Home Loan Bank
0.90%, 02/26/27	$3,300,000	$3,038,142
0.92%, 02/26/27	3,300,000	3,035,799
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26	3,000,000	2,758,296
0.80%, 10/28/26	4,000,000	3,684,288
Federal National Mortgage Association
0.70%, 07/30/25	6,000,000	5,649,661
0.88%, 12/18/26	8,700,000	8,022,370
Total Agency Obligations (Cost $28,297,444)		26,188,556
ASSET-BACKED SECURITIES — 15.2%
ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.84%, 01/15/37 144A †	240,000	236,953
Aimco CLO 12, Ltd., Series 2020-12A, Class AR
(Floating, CME Term SOFR 3M + 1.17%, 1.17% Floor), 1.40%, 01/17/32 144A †	3,050,000	3,037,341
AIMCO CLO, Series 2017-AA, Class AR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.30%, 04/20/34 144A †	1,000,000	989,892
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	358,645	359,112
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	180,000	177,111
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.05%), 1.32%, 07/24/29 144A †	2,000,000	1,992,985
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 2.48%, 01/28/31 144A †	450,000	447,704
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%), 1.32%, 04/15/31 144A †	2,100,000	2,087,062
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 1.75%, 04/20/31 144A †	250,000	247,674
	Par	Value
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.50%, 05/15/36 144A †	$2,350,000	$2,333,341
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.75%, 11/15/36 144A †	580,000	575,944
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 1.42%, 10/25/34 144A †	250,000	247,303
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 1.05%, 01/20/28 144A †	916,562	910,590
BDS, Ltd., Series 2020-FL5, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 1.31%, 02/16/37 144A †	569,909	566,421
BDS, Ltd., Series 2021-FL10, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.82%, 12/16/36 144A †	585,000	581,581
BDS, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 1.54%, 06/16/36 144A †	1,450,000	1,425,383
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.46%, 10/25/37†	52,825	52,771
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor, 11.00% Cap), 1.36%, 12/25/42†	7,612	7,615
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.69%, 07/15/29 144A †	300,000	298,392
BMW Canada Auto Trust, Series 2021-1A, Class A2
0.50%, 07/20/24(C) 144A	1,500,000	1,181,414
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.60%, 08/19/38 144A †	2,600,000	2,561,978

	Par	Value
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.70%, 09/15/35 144A †	$885,447	$886,735
BSPRT Issuer, Ltd., Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.32%, 1.32% Floor), 1.72%, 12/15/38 144A †	290,000	287,440
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	313,846	307,004
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,974,136	1,799,789
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.30%, 04/20/34 144A †	1,490,000	1,474,727
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	240,031
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	230,109
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	370,204
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/15/32 144A	100,000	98,041
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.01%, 1.01% Floor), 1.25%, 04/15/30 144A †	1,000,000	995,750
CIFC Funding, Ltd., Series 2018-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.34%, 07/18/31 144A †	500,000	496,840
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 1.38%, 07/15/34 144A †	250,000	247,489
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.36%, 1.25% Floor), 1.41%, 08/20/35 144A †	1,190,552	1,181,635
CNH Capital Canada Receivables Trust, Series 2021-1A, Class A1
0.39%, 03/15/24(C) 144A	153,191	122,491
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	124,232	124,556
	Par	Value
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.26%, 06/25/52 144A †	$232,336	$228,663
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	100,000	94,067
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A
2.38%, 11/15/28 144A	324,600	325,238
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	1,119,141	1,119,326
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	300,000	297,199
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	800,000	774,006
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.18% on 04/25/36), 6.22%, 09/25/36 STEP	250,816	111,529
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 1.00%, 12/25/34†	663,185	642,868
DataBank Issuer, Series 2021-1A, Class A2
2.06%, 02/27/51 144A	650,000	605,119
DataBank Issuer, Series 2021-2A, Class A2
2.40%, 10/25/51 144A	1,200,000	1,131,981
Dewolf Park CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.90% Floor), 1.16%, 10/15/30 144A †	2,950,000	2,923,012
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,496,401
Diamond Issuer, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,597,492
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	730,653	731,727
Drive Auto Receivables Trust, Series 2020-2, Class B
1.42%, 03/17/25	254,293	254,213
Drive Auto Receivables Trust, Series 2021-1, Class B
0.65%, 07/15/25	1,650,000	1,635,793

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Drive Auto Receivables Trust, Series 2021-3, Class B
1.11%, 05/15/26	$1,350,000	$1,315,798
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.29%, 04/20/34 144A †	1,000,000	989,596
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.14%, 04/15/29 144A †	958,940	952,897
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	221,242	219,415
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	78,856	73,028
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	4,134,133	3,872,980
Elmwood CLO II, Ltd., Series 2019-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.40%, 04/20/34 144A †	1,700,000	1,683,414
Enterprise Fleet Financing LLC, Series 2022-1, Class A2
3.03%, 01/20/28 144A	925,000	924,497
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	351,547
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 0.72%, 08/25/31†	167,085	163,727
FirstKey Homes Trust, Series 2020-SFR2, Class A
1.27%, 10/19/37 144A	2,491,313	2,316,148
Flexential Issuer, Series 2021-1A, Class A2
3.25%, 11/27/51 144A	1,250,000	1,184,366
Ford Auto Securitization Trust, Series 2020-AA, Class A2
0.89%, 08/15/24(C) 144A	2,166,147	1,722,478
Ford Credit Auto Lease Trust, Series 2020-A, Class B
2.05%, 06/15/23	1,010,000	1,011,805
FS Rialto Issuer LLC, Series 2022-FL4, Class A
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 2.20%, 01/19/39 144A †	375,000	375,375
FS RIALTO, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.22%, 1.22% Floor), 1.65%, 05/16/38 144A †	270,000	266,458
	Par	Value
FS Rialto, Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.68%, 11/16/36 144A †	$515,000	$508,295
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	316,989	317,078
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	389,334
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	299,636
GMF Canada Leasing Trust, Series 2020-1A, Class A2
0.91%, 07/20/23(C) 144A	1,103,044	882,320
GMF Canada Leasing Trust, Series 2020-1A, Class A3
1.05%, 11/20/25(C) 144A	1,690,000	1,348,512
GMF Canada Leasing Trust, Series 2021-1A, Class A2
0.64%, 03/20/24(C) 144A	2,000,000	1,592,337
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A
2.90%, 04/15/26 144A	2,000,000	1,998,017
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 1.27%, 04/20/34 144A †	348,000	342,450
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A
1.93%, 07/20/48 144A	201,020	182,516
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A
2.70%, 01/20/49 144A	122,338	118,660
GPMT, Ltd., Series 2021-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.80%, 12/15/36 144A †	500,000	495,036
GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A3
0.34%, 08/15/24 144A	1,100,000	1,073,381
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.58%, 09/15/37 144A †	1,770,000	1,767,271
Gulf Stream Meridian 4, Ltd., Series 2021-4A, Class A1
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.44%, 07/15/34 144A †	900,000	891,929

	Par	Value
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	$324,596	$324,952
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,611,880
ITE Rail Fund Levered LP, Series 2021-3, Class A
2.21%, 06/28/51 144A	1,543,632	1,427,126
Kubota Credit Owner Trust, Series 2020-2A, Class A3
0.59%, 10/15/24 144A	1,520,000	1,496,447
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.60%, 12/13/38 144A †	1,600,000	1,586,223
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 1.29%, 10/20/27 144A †	526,103	524,410
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	346,428
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	280,000	253,810
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.53%, 05/15/28 144A †	121,599	121,378
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.70%, 07/15/36 144A †	2,490,000	2,468,012
LoanCore Issuer, Ltd., Series 2021-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.70%, 11/15/38 144A †	300,000	299,557
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 2.15%, 04/19/30 144A †	400,000	397,567
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.76%, 01/22/28 144A †	600,000	597,343
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.00%), 1.26%, 07/21/30 144A †	4,300,000	4,276,247
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 1.04%, 01/15/28 144A †	2,745,754	2,724,526
	Par	Value
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 1.22%, 04/15/31 144A †	$530,000	$526,863
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	306,583
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	134,675
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	100,694
MBarc Credit Canada, Inc., Series 2021-AA, Class A2
0.63%, 05/15/24(C) 144A	1,700,000	1,342,030
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.57%, 07/16/36 144A †	1,300,000	1,284,662
MMAF Equipment Finance LLC, Series 2020-BA, Class A3
0.49%, 08/14/25 144A	1,360,000	1,315,242
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	226,000	213,626
Navient Private Education Loan Trust, Series 2020-IA, Class A1B
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.40%, 04/15/69 144A †	1,730,929	1,716,035
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	218,625	217,406
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 1.32%, 05/15/68 144A †	407,710	408,186
Navient Private Education Refinancing Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	552,451	530,957
Navient Private Education Refinancing Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 1.30%, 11/15/68 144A †	92,075	91,528
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	800,967	779,927
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	361,992	353,477

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	$1,246,564	$1,207,733
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	510,978	488,115
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,393,460	1,325,828
Navient Private Education Refinancing Loan Trust, Series 2021-DA, Class A
(Floating, Prime Rate U.S. - 1.99%), 1.26%, 04/15/60 144A †	511,773	497,085
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,530,053	1,422,623
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,750,000	1,696,775
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 1.21%, 03/25/66 144A †	433,946	434,013
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.51%, 12/27/66 144A †	833,014	836,873
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 1.26%, 07/26/66 144A †	829,576	826,848
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	58,236	58,804
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	290,509	290,743
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 1.26%, 09/25/65 144A †	767,300	763,397
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	736,889	693,148
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	696,030	651,688
Nelnet Student Loan Trust, Series 2021-CA, Class AFL
(Floating, ICE LIBOR USD 1M + 0.74%), 1.19%, 04/20/62 144A †	563,372	556,829
	Par	Value
Nelnet Student Loan Trust, Series 2021-DA, Class AFX
1.63%, 04/20/62 144A	$603,029	$570,455
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.28%, 04/15/34 144A †	1,145,000	1,132,926
Neuberger Berman Loan Advisers CLO 34, Ltd., Series 2019-34A, Class A1R
(Floating, CME Term SOFR 3M + 1.24%, 1.24% Floor), 1.48%, 01/20/35 144A †	3,550,000	3,554,681
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%, 0.92% Floor), 1.16%, 10/18/30 144A †	680,000	674,055
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.70%, 02/15/36 144A †	113,793	113,757
OCP CLO, Ltd., Series 2017-13A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.55%, 1.55% Floor), 1.79%, 07/15/30 144A †	900,000	893,079
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 1.95%, 10/20/34 144A †	250,000	246,875
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.21%, 04/15/31 144A †	500,000	495,307
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.41%, 04/21/34 144A †	750,000	744,532
OHA Credit Funding 4, Ltd., Series 2019-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.41%, 10/22/36 144A †	750,000	741,181
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	27,533	27,539
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 1.51%, 10/22/30 144A †	981,167	976,238
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.25%, 10/17/31 144A †	250,000	247,790

	Par	Value
Palmer Square CLO, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.03%, 1.03% Floor), 1.27%, 04/18/31 144A †	$1,550,000	$1,543,352
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 1.28%, 02/20/28 144A †	460,208	457,809
PFS Financing Corp, Series 2020-B, Class A
1.21%, 06/15/24 144A	1,500,000	1,499,168
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.95%, 04/15/24 144A †	390,000	389,879
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,499,653
PFS Financing Corporation, Series 2020-F, Class A
0.93%, 08/15/24 144A	684,000	681,731
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	330,000	316,571
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	230,000	218,560
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	696,792	666,610
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 1.71%, 07/25/51 144A †	173,502	173,259
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	152,000	142,001
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	106,700
Regional Management Issuance Trust, Series 2021-2, Class A
1.90%, 08/15/33 144A	221,000	205,065
Regional Management Issuance Trust, Series 2022-1, Class B
3.71%, 03/15/32 144A	100,000	97,142
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	516,792	505,865
Santander Drive Auto Receivables Trust, Series 2020-2, Class B
0.96%, 11/15/24	42,160	42,144
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	440,000	438,660
	Par	Value
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.98%, 10/15/26	$1,500,000	$1,494,329
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.37%, 04/25/31 144A †	400,000	397,896
Sixth Street CLO XIX, Ltd., Series 2021-19A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 1.35%, 07/20/34 144A †	1,300,000	1,281,255
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 1.23%, 06/15/33†	250,642	245,195
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 1.07%, 12/16/41†	195,205	189,408
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 1.90%, 05/15/31 144A †	390,371	391,344
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 1.12%, 01/15/37 144A †	376,729	374,911
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	845,722	816,636
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 1.23%, 09/15/37 144A †	84,572	83,736
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 1.31%, 09/15/54 144A †	2,400,498	2,393,818
SMB Private Education Loan Trust, Series 2021-A, Class APL
0.00%, 01/15/53 144A	788,545	779,139
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	160,000	149,583
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	540,694	514,404
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	1,000,000	967,454
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	11,177	11,190

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	$26,064	$26,063
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	339,172	338,909
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	109,210	109,242
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	111,812	112,563
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	425,517	419,668
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,792,666	1,669,604
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	301,287	301,990
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 1.73%, 04/25/35†	100,844	101,160
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 1.50%, 07/15/38 144A †	1,166,140	1,164,136
TCI-Symphony CLO, Ltd., Series 2017-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 1.17%, 07/15/30 144A †	3,100,000	3,076,368
THL Credit Wind River CLO, Ltd., Series 2019-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.32%, 04/15/31 144A †	2,950,000	2,923,656
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.36%, 01/15/34 144A †	1,000,000	988,103
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	318,537	318,064
Transportation Finance Equipment Trust, Series 2019-1, Class A3
1.85%, 04/24/23 144A	174,975	175,165
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 1.25%, 04/25/32 144A †	550,000	542,249
TRP - TRIP Rail Master Funding LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,704,929	1,579,411
	Par	Value
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 1.31%, 10/15/34 144A †	$1,391,318	$1,392,990
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 1.12%, 04/15/27 144A †	267,572	266,095
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	336,650	336,821
Westlake Automobile Receivables Trust, Series 2018-3A, Class D
4.00%, 10/16/23 144A	75,433	75,727
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	620,000	621,723
Westlake Automobile Receivables Trust, Series 2020-2A, Class B
1.32%, 07/15/25 144A	910,000	908,003
Westlake Automobile Receivables Trust, Series 2022-1A, Class A3
2.42%, 07/15/25 144A	1,750,000	1,738,325
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,044,750	973,478
Total Asset-Backed Securities (Cost $165,128,616)		161,961,037
COMMERCIAL PAPER — 1.7%
American Electric Power Co., Inc.
1.13%, 05/09/22Ω †††	3,100,000	3,096,237
Dominion Energy, Inc.
0.84%, 04/12/22Ω †††	3,700,000	3,699,005
Enbridge U.S., Inc.
1.24%, 06/14/22Ω	3,700,000	3,689,748
Engie SA
0.72%, 04/04/22Ω †††	3,700,000	3,699,760
WEC Energy Group, Inc.
0.87%, 04/04/22Ω †††	3,700,000	3,699,710
Total Commercial Paper (Cost $17,885,205)		17,884,460
CORPORATE BONDS — 19.9%
7-Eleven, Inc.
0.95%, 02/10/26 144A Δ	1,600,000	1,456,283
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,565,484
Air Lease Corporation
2.63%, 07/01/22	150,000	150,132
2.25%, 01/15/23	1,355,000	1,356,076
2.75%, 01/15/23	175,000	175,575
0.80%, 08/18/24	490,000	461,951
1.88%, 08/15/26	200,000	184,527
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,314,140

	Par	Value
Ally Financial, Inc.
1.45%, 10/02/23	$2,135,000	$2,085,978
3.88%, 05/21/24	400,000	404,892
Ameren Corporation
2.50%, 09/15/24	610,000	602,329
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	174,498
2.03%, 03/15/24	360,000	354,012
American International Group, Inc.
1.88%, 06/21/27(E)	100,000	111,125
American Tower Corporation REIT
0.60%, 01/15/24Δ	1,300,000	1,246,756
2.40%, 03/15/25	215,000	209,445
1.60%, 04/15/26Δ	570,000	529,086
1.45%, 09/15/26	600,000	548,341
0.45%, 01/15/27(E)	205,000	213,169
0.40%, 02/15/27(E)	300,000	310,267
Aon Corporation
2.85%, 05/28/27	290,000	284,206
AT&T, Inc.
(Floating, Australian BBSW 3M + 1.25%), 1.43%, 09/19/23(A) †	1,620,000	1,220,992
Athene Global Funding
2.80%, 05/26/23 144A	820,000	820,553
1.20%, 10/13/23 144A	725,000	706,516
Aviation Capital Group LLC
4.38%, 01/30/24 144A	1,000,000	999,238
1.95%, 01/30/26 144A	285,000	262,099
1.95%, 09/20/26 144A	345,000	312,562
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	330,000	330,958
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	185,000	186,144
(Variable, CAD Offered Rate 3M + 0.82%), 3.30%, 04/24/24(C) ^	2,000,000	1,607,303
(Variable, U.S. SOFR + 0.74%), 0.81%, 10/24/24^	1,850,000	1,790,847
(Variable, U.S. SOFR + 0.67%), 1.84%, 02/04/25Δ ^	1,635,000	1,599,336
(Variable, U.S. SOFR + 0.69%), 0.98%, 04/22/25^	1,555,000	1,491,533
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	1,860,000	1,780,035
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	479,557
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	429,000	402,523
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	1,000,000	933,126
Becton Dickinson Euro Finance S.a.r.l.
1.21%, 06/04/26(E)	120,000	131,809
Becton, Dickinson and Co.
0.03%, 08/13/25(E)	100,000	106,414
Berry Global, Inc.
0.95%, 02/15/24	1,035,000	991,523
	Par	Value
1.57%, 01/15/26	$1,600,000	$1,492,602
Blackstone Private Credit Fund
3.25%, 03/15/27 144A Δ	700,000	642,632
4.00%, 01/15/29 144A	320,000	296,576
Blackstone Secured Lending Fund
3.65%, 07/14/23	985,000	990,924
Boeing Co. (The)
4.51%, 05/01/23	3,000,000	3,052,499
1.43%, 02/04/24	1,970,000	1,906,562
2.20%, 02/04/26	200,000	189,307
Booking Holdings, Inc.
0.10%, 03/08/25(E)	160,000	172,376
Brighthouse Financial Global Funding
1.00%, 04/12/24 144A	330,000	316,288
1.75%, 01/13/25 144A	1,330,000	1,266,955
Broadcom Corporation
3.88%, 01/15/27	100,000	100,825
Broadcom, Inc.
4.70%, 04/15/25	25,000	25,965
3.15%, 11/15/25	1,075,000	1,067,663
Brunswick Corporation
0.85%, 08/18/24	1,045,000	988,741
Calpine Corporation
5.25%, 06/01/26 144A Δ	67,000	67,423
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	756,591
4.88%, 05/01/24 144A	300,000	309,454
CCO Holdings LLC
5.13%, 05/01/27 144A Δ	400,000	401,120
CDK Global, Inc.
4.88%, 06/01/27	125,000	126,209
CDW LLC
5.50%, 12/01/24	275,000	284,941
CenterPoint Energy Resources Corporation
0.70%, 03/02/23	805,000	793,583
(Floating, ICE LIBOR USD 3M + 0.50%), 1.00%, 03/02/23†	172,000	171,506
Charles Schwab Corporation (The)
2.45%, 03/03/27	300,000	291,749
Charter Communications Operating LLC
4.46%, 07/23/22	500,000	501,869
4.50%, 02/01/24	2,700,000	2,763,398
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	665,345
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 1.02%), 1.55%, 06/01/24†	1,000,000	1,005,653
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,325,000	1,321,464
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	525,000	520,912
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	1,365,000	1,255,535

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citrix Systems, Inc.
1.25%, 03/01/26	$600,000	$584,082
CNH Industrial Capital LLC
1.95%, 07/02/23	590,000	584,172
CommonSpirit Health
1.55%, 10/01/25	800,000	751,038
ConocoPhillips Co.
2.40%, 03/07/25	1,300,000	1,285,933
Corebridge Financial, Inc.
3.50%, 04/04/25 144A	2,000,000	2,000,000
3.65%, 04/05/27 144A	600,000	599,160
Crown Americas LLC
4.75%, 02/01/26	150,000	151,817
Crown Castle International Corporation REIT
1.35%, 07/15/25	335,000	312,681
CrownRock LP
5.63%, 10/15/25 144A	500,000	510,150
CVS Health Corporation
4.10%, 03/25/25	210,000	215,417
Daimler Finance North America LLC
2.55%, 08/15/22 144A Δ	1,000,000	1,003,653
0.75%, 03/01/24 144A Δ	1,790,000	1,718,800
Daimler Trucks Finance North America LLC
1.13%, 12/14/23 144A	1,640,000	1,591,321
1.63%, 12/13/24 144A	590,000	563,855
2.00%, 12/14/26 144A	150,000	139,896
Dell International LLC
5.45%, 06/15/23	316,000	325,709
4.00%, 07/15/24	380,000	388,502
Devon Energy Corporation
5.25%, 09/15/24	915,000	956,790
Discover Bank
3.35%, 02/06/23	1,590,000	1,605,910
Endeavor Energy Resources LP
6.63%, 07/15/25 144A Δ	150,000	155,872
Energy Transfer LP
3.60%, 02/01/23	105,000	105,637
4.25%, 03/15/23	1,880,000	1,901,195
2.90%, 05/15/25	260,000	254,591
EQM Midstream Partners LP
6.50%, 07/01/27 144A	330,000	345,211
Equinix, Inc. REIT
2.63%, 11/18/24	985,000	971,756
1.25%, 07/15/25Δ	345,000	322,022
1.45%, 05/15/26Δ	570,000	523,704
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,471,036
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,001,659
Eversource Energy
2.90%, 03/01/27	400,000	392,630
Exelon Corporation
2.75%, 03/15/27 144A Δ	150,000	146,416
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,755,010
	Par	Value
Fidelity National Information Services, Inc.
0.13%, 12/03/22(E)	$300,000	$332,298
0.60%, 03/01/24	445,000	426,321
First-Citizens Bank & Trust Co.
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	440,000	436,200
FirstEnergy Corporation
3.35%, 07/15/22	2,357,000	2,359,887
4.40%, 07/15/27	235,000	236,895
Fiserv, Inc.
3.20%, 07/01/26	395,000	393,525
Ford Motor Credit Co. LLC
3.55%, 10/07/22	200,000	200,350
3.09%, 01/09/23	2,900,000	2,906,887
4.14%, 02/15/23	945,000	952,683
3.10%, 05/04/23	600,000	600,000
3.37%, 11/17/23	750,000	749,700
5.58%, 03/18/24	300,000	308,883
2.30%, 02/10/25	1,300,000	1,235,439
5.13%, 06/16/25	640,000	653,581
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	1,000,656
4.25%, 02/14/25 144A Δ	880,000	866,575
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	372,455
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	107,246
General Motors Co.
5.40%, 10/02/23	230,000	238,076
General Motors Financial Co., Inc.
1.05%, 03/08/24	675,000	650,072
3.95%, 04/13/24	925,000	939,983
1.20%, 10/15/24	900,000	855,181
0.85%, 02/26/26(E)	300,000	317,013
1.50%, 06/10/26Δ	500,000	457,563
2.35%, 02/26/27Δ	600,000	560,527
Glencore Funding LLC
4.63%, 04/29/24 144A	1,800,000	1,844,198
Global Payments, Inc.
1.20%, 03/01/26Δ	2,000,000	1,845,219
Goldman Sachs Group, Inc. (The)
1.38%, 07/26/22(E)	220,000	244,619
(Floating, 0.55% - Euribor 3M), 0.00%, 04/21/23(E) †	210,000	232,367
(Floating, Australian BBSW 3M + 1.20%), 1.28%, 05/16/23(A) †	2,000,000	1,503,619
(Variable, ICE LIBOR USD 3M + 1.05%), 2.91%, 06/05/23^	920,000	920,991
(Variable, U.S. SOFR + 0.57%), 0.67%, 03/08/24^	1,830,000	1,792,012
3.00%, 03/15/24	875,000	874,331
(Variable, U.S. SOFR + 0.51%), 0.66%, 09/10/24^	215,000	208,057
(Variable, U.S. SOFR + 0.49%), 0.93%, 10/21/24^	1,900,000	1,842,716
3.50%, 04/01/25	380,000	383,066
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26^	810,000	755,408

	Par	Value
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	$540,000	$516,889
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	265,000	264,959
Golub Capital BDC, Inc.
3.38%, 04/15/24	575,000	566,450
Graphic Packaging International LLC
0.82%, 04/15/24 144A	735,000	699,106
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	905,000	892,174
HCA, Inc.
5.00%, 03/15/24	1,400,000	1,451,897
5.38%, 02/01/25	525,000	546,916
5.88%, 02/15/26	295,000	314,084
Healthpeak Properties, Inc. REIT
1.35%, 02/01/27	145,000	133,309
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25 144A	500,000	512,200
Home Depot, Inc. (The)
2.88%, 04/15/27	180,000	179,454
Humana, Inc.
2.90%, 12/15/22	1,700,000	1,712,384
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 144A	510,000	495,128
Hyundai Capital America
1.15%, 11/10/22 144A Δ	3,840,000	3,814,570
1.25%, 09/18/23 144A	900,000	875,965
1.00%, 09/17/24 144A	855,000	804,892
1.65%, 09/17/26 144A	360,000	328,685
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	180,000	196,889
Infor, Inc.
1.45%, 07/15/23 144A	365,000	357,810
International Business Machines Corporation
2.20%, 02/09/27Δ	130,000	125,708
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	2,695,000	2,497,927
International Lease Finance Corporation
5.88%, 08/15/22	500,000	506,213
IQVIA, Inc.
5.00%, 05/15/27 144A Δ	200,000	202,452
iStar, Inc. REIT
4.75%, 10/01/24	150,000	151,479
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	374,000	378,384
1.50%, 01/27/25(E)	120,000	135,052
(Variable, U.S. SOFR + 0.42%), 0.56%, 02/16/25^	790,000	755,498
(Variable, CME Term SOFR 3M + 0.58%), 0.97%, 06/23/25^	1,000,000	955,563
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	290,000	284,211
(Variable, U.S. SOFR + 0.92%), 2.60%, 02/24/26^	1,600,000	1,570,273
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	376,000	363,119
	Par	Value
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	$850,000	$792,524
Kinder Morgan, Inc.
(Floating, ICE LIBOR USD 3M + 1.28%), 1.52%, 01/15/23†	660,000	663,977
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 1.19%, 08/10/22†	400,000	399,642
3.88%, 05/15/27Δ	809,000	822,850
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	3,120
Lennar Corporation
4.50%, 04/30/24	1,000,000	1,025,820
Level 3 Financing, Inc.
5.25%, 03/15/26	250,000	250,826
Live Nation Entertainment, Inc.
6.50%, 05/15/27 144A	125,000	133,259
Lowe's Cos., Inc.
3.35%, 04/01/27	430,000	433,000
Lumen Technologies, Inc.
5.13%, 12/15/26 144A	615,000	586,882
4.00%, 02/15/27 144A	300,000	279,891
Magallanes, Inc.
3.43%, 03/15/24 144A	665,000	669,116
3.64%, 03/15/25 144A	300,000	302,143
3.79%, 03/15/25 144A	600,000	600,248
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	135,240
MassMutual Global Funding II
2.80%, 03/21/25 144A	814,000	813,141
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	200,625
McDonald’s Corporation
(Floating, Australian BBSW 3M + 1.13%), 1.27%, 03/08/24(A) †	2,000,000	1,506,769
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	255,000	282,479
0.00%, 10/15/25(E)	100,000	106,852
Metropolitan Life Global Funding I
2.80%, 03/21/25 144A	765,000	759,628
Microchip Technology, Inc.
2.67%, 09/01/23	745,000	742,901
0.97%, 02/15/24	1,380,000	1,323,537
4.25%, 09/01/25	250,000	253,222
MMS U.S.A. Holdings, Inc.
0.63%, 06/13/25(E)	100,000	108,780
Morgan Stanley
(Variable, U.S. SOFR + 0.46%), 0.53%, 01/25/24^	900,000	885,715
1.75%, 03/11/24(E)	205,000	231,467
(Variable, U.S. SOFR + 0.62%), 0.73%, 04/05/24^	70,000	68,595
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	955,000	964,995
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	2,815,000	2,704,073
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	782,489

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	$525,000	$494,828
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	3,060,000	2,909,509
(Variable, U.S. SOFR + 1.00%), 2.48%, 01/21/28^	515,000	491,729
MUFG Union Bank NA
2.10%, 12/09/22	1,000,000	1,001,688
Mylan, Inc.
3.13%, 01/15/23 144A	1,700,000	1,707,367
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	107,020
New Fortress Energy, Inc.
6.50%, 09/30/26 144A	360,000	357,109
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27Δ	412,000	387,067
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	410,476
Nissan Motor Acceptance Co. LLC
(Floating, ICE LIBOR USD 3M + 0.69%), 1.66%, 09/28/22 144A †	300,000	299,433
3.45%, 03/15/23 144A	1,350,000	1,356,671
1.13%, 09/16/24 144A Δ	675,000	631,862
Nordstrom, Inc.
2.30%, 04/08/24	250,000	247,340
NRG Energy, Inc.
6.63%, 01/15/27	44,000	45,399
Nuance Communications, Inc.
5.63%, 12/15/26	125,000	128,516
OGE Energy Corporation
0.70%, 05/26/23	380,000	372,424
ONE Gas, Inc.
0.85%, 03/11/23	780,000	769,754
1.10%, 03/11/24	1,835,000	1,771,274
OneMain Finance Corporation
5.63%, 03/15/23Δ	435,000	443,613
Oracle Corporation
2.95%, 11/15/24Δ	2,000,000	1,989,667
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	497,684
Owl Rock Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	330,332
Pacific Gas and Electric Co.
1.75%, 06/16/22	3,100,000	3,096,805
(Floating, ICE LIBOR USD 3M + 1.48%), 2.36%, 06/16/22†	1,100,000	1,099,847
1.37%, 03/10/23	1,835,000	1,803,612
3.25%, 06/15/23	100,000	99,880
4.25%, 08/01/23	200,000	202,041
3.85%, 11/15/23	100,000	100,549
3.75%, 02/15/24	200,000	200,802
3.45%, 07/01/25	146,000	142,576
2.10%, 08/01/27	600,000	540,134
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	98,127
	Par	Value
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	$1,500,000	$1,504,230
2.70%, 11/01/24 144A	1,105,000	1,089,354
1.20%, 11/15/25 144A	295,000	271,108
1.70%, 06/15/26 144A Δ	430,000	399,600
PerkinElmer, Inc.
0.85%, 09/15/24	305,000	289,607
Phillips 66
0.90%, 02/15/24	585,000	566,479
Pioneer Natural Resources Co.
1.13%, 01/15/26	280,000	260,018
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	256,343
PulteGroup, Inc.
5.00%, 01/15/27Δ	64,000	67,505
Qorvo, Inc.
1.75%, 12/15/24 144A Δ	620,000	592,131
Quanta Services, Inc.
0.95%, 10/01/24	385,000	365,347
Ryder System, Inc.
2.85%, 03/01/27	325,000	315,694
S&P Global, Inc.
2.45%, 03/01/27 144A Δ	235,000	228,944
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,048,000	1,097,372
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,174,333
1.88%, 01/15/26 144A	680,000	642,089
1.63%, 11/15/26 144A	800,000	752,297
Sempra Energy
3.30%, 04/01/25	290,000	290,668
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	116,849
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A	600,000	568,082
SK Battery America, Inc.
2.13%, 01/26/26	200,000	185,074
Skyworks Solutions, Inc.
0.90%, 06/01/23	125,000	122,263
Sonoco Products Co.
1.80%, 02/01/25	1,840,000	1,765,108
2.25%, 02/01/27	320,000	303,513
Southwest Airlines Co.
4.75%, 05/04/23	675,000	689,464
Sprint Corporation
7.88%, 09/15/23	665,000	707,390
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	333,750	340,903
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	33,879
Stellantis Finance U.S., Inc.
1.71%, 01/29/27 144A	1,000,000	913,083
Synchrony Financial
2.85%, 07/25/22	232,000	232,665
4.50%, 07/23/25	410,000	418,671

	Par	Value
TerraForm Power Operating LLC
4.25%, 01/31/23 144A	$150,000	$149,789
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	3,352,000	3,130,948
2.25%, 02/15/26Δ	205,000	193,397
2.63%, 04/15/26	84,000	80,339
3.75%, 04/15/27	600,000	604,513
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	202,106
Truist Financial Corporation
2.20%, 03/16/23	1,185,000	1,187,327
U.S. Bancorp
(Variable, U.S. SOFR + 0.73%), 2.22%, 01/27/28Δ ^	400,000	382,531
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	205,642	213,201
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	38,880	38,288
Ventas Realty LP REIT
2.65%, 01/15/25	695,000	682,513
Verizon Communications, Inc.
2.10%, 03/22/28	1,120,000	1,046,140
1.75%, 01/20/31	220,000	192,117
Viasat, Inc.
5.63%, 04/15/27 144A	475,000	468,737
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	900,000	892,133
5.63%, 02/15/27 144A Δ	250,000	250,075
VMware, Inc.
1.00%, 08/15/24	1,691,000	1,613,749
1.40%, 08/15/26	430,000	395,398
Volkswagen Group of America Finance LLC
2.90%, 05/13/22 144A	230,000	230,305
2.70%, 09/26/22 144A	2,000,000	2,008,636
0.88%, 11/22/23 144A	1,305,000	1,261,000
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.51%), 0.81%, 05/19/25^	405,000	386,935
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	330,000	329,601
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	520,000	541,533
Western Midstream Operating LP
4.65%, 07/01/26	160,000	164,202
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24Δ	800,000	815,308
3.20%, 06/15/25	325,000	317,638
Workday, Inc.
3.50%, 04/01/27	170,000	170,072
Yum! Brands, Inc.
7.75%, 04/01/25 144A	430,000	446,663
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,075,000	1,032,017
Total Corporate Bonds (Cost $218,401,394)		212,424,086
	Par	Value
FOREIGN BONDS — 16.1%
Australia — 0.5%
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	$800,000	$756,799
NBN Co., Ltd.
0.88%, 10/08/24 144A	880,000	833,501
Santos Finance, Ltd.
4.13%, 09/14/27	200,000	199,708
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 2.20%, 12/16/24(A) †	720,000	555,106
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,287,582
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,500,000	1,505,539
3.70%, 09/15/26 144A	400,000	401,190
		5,539,425
Austria — 0.0%
Klabin Austria GmbH
3.20%, 01/12/31 144A	200,000	174,678
Suzano Austria GmbH
3.13%, 01/15/32	45,000	39,942
		214,620
Belgium — 0.1%
KBC Group NV
1.13%, 01/25/24(E) Δ	200,000	224,037
(Variable, Euribor 3M + 0.90%), 1.50%, 03/29/26(E) ^	100,000	111,102
(Variable, 1.10% - EUR Swap Rate 5Y), 0.50%, 12/03/29(E) ^	300,000	318,999
		654,138
Bermuda — 0.1%
Triton Container International, Ltd.
0.80%, 08/01/23 144A	630,000	611,486
Brazil — 0.3%
Banco Bradesco SA
2.85%, 01/27/23 144A	1,495,000	1,502,654
Brazilian Government International Bond
3.88%, 06/12/30	288,000	266,011
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	923,800
Nexa Resources SA
5.38%, 05/04/27 144A	200,000	203,372
		2,895,837
Canada — 1.0%
1011778 BC ULC
5.75%, 04/15/25 144A Δ	200,000	206,014
Canadian Pacific Railway Co.
1.75%, 12/02/26Δ	205,000	193,427
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	485,986

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CPPIB Capital, Inc.
0.50%, 09/16/24 144A Δ	$1,265,000	$1,205,861
Element Fleet Management Corporation
1.60%, 04/06/24 144A Δ	315,000	304,015
Enbridge, Inc.
2.50%, 02/14/25	600,000	587,128
GFL Environmental, Inc.
3.75%, 08/01/25 144A Δ	175,000	172,054
5.13%, 12/15/26 144A	400,000	403,936
National Bank of Canada
0.75%, 08/06/24Δ	1,485,000	1,408,883
OMERS Finance Trust
1.13%, 04/14/23 144A	1,770,000	1,755,349
1.10%, 03/26/26 144A	675,000	632,915
Rogers Communications, Inc.
2.95%, 03/15/25 144A	2,030,000	2,017,499
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	335,321
TransCanada PipeLines, Ltd.
1.00%, 10/12/24	1,000,000	950,938
		10,659,326
Chile — 0.0%
Chile Government International Bond
2.45%, 01/31/31Δ	237,000	222,550
China — 0.4%
AAC Technologies Holdings, Inc.
2.63%, 06/02/26	200,000	180,155
Avolon Holdings Funding, Ltd.
5.50%, 01/15/23 144A	900,000	910,520
Azure Nova International Finance, Ltd.
4.25%, 03/21/27	200,000	203,915
Baidu, Inc.
2.88%, 07/06/22Δ	235,000	235,031
CDBL Funding 1
3.50%, 10/24/27	200,000	197,384
China Life Insurance Overseas Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.53%), 3.35%, 07/27/27^	200,000	199,706
China Mengniu Dairy Co., Ltd.
1.88%, 06/17/25	200,000	189,119
Longfor Group Holdings, Ltd.
3.90%, 04/16/23	200,000	201,000
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	700,000	704,616
4.50%, 03/15/23 144A	1,000,000	1,007,596
Sino-Ocean Land Treasure Finance II, Ltd.
5.95%, 02/04/27	200,000	151,500
Sinopec Group Overseas Development 2017, Ltd.
3.63%, 04/12/27	200,000	201,488
Weibo Corporation
3.50%, 07/05/24Δ	200,000	195,403
		4,577,433
	Par	Value
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27	$270,000	$259,384
4.50%, 03/15/29	259,000	251,100
Ecopetrol SA
5.38%, 06/26/26	200,000	202,639
4.63%, 11/02/31	60,000	54,384
Millicom International Cellular SA
4.50%, 04/27/31 144A Δ	200,000	186,516
SURA Asset Management SA
4.88%, 04/17/24 144A	100,000	101,676
		1,055,699
Denmark — 0.4%
Danske Bank A/S
3.88%, 09/12/23 144A	400,000	403,923
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.03%), 1.17%, 12/08/23 144A ^	2,400,000	2,369,919
5.38%, 01/12/24 144A	600,000	618,893
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.98%, 09/10/25 144A ^	200,000	187,598
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	540,000	499,953
		4,080,286
Dominican Republic — 0.0%
Dominican Republic International Bond
4.88%, 09/23/32 144A	150,000	136,127
6.40%, 06/05/49	150,000	140,814
		276,941
Finland — 0.1%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	200,020
Nordea Bank Abp
1.50%, 09/30/26 144A	700,000	643,426
		843,446
France — 0.7%
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	111,588
0.65%, 02/27/24 144A	1,140,000	1,091,681
1.00%, 02/04/25 144A	1,865,000	1,748,562
BPCE SA
0.63%, 04/28/25(E)	100,000	109,792
Capgemini SE
0.63%, 06/23/25(E)	200,000	218,245
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	227,732
Electricite de France SA
3.63%, 10/13/25 144A	500,000	501,535

	Par	Value
Engie SA
0.38%, 02/28/23(E)	$200,000	$221,878
PSA Banque France SA
0.00%, 01/22/25(E)	100,000	106,836
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,711,232
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	181,047
(Variable, EUR Swap Rate 5Y + 0.90%), 1.38%, 02/23/28(E) ^	400,000	443,065
		7,673,193
Germany — 0.3%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(E)	120,000	130,074
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	108,364
Deutsche Bank AG
(Variable, U.S. SOFR + 1.13%), 1.45%, 04/01/25^	150,000	143,368
(Variable, 1.60% - Euribor 3M), 1.00%, 11/19/25(E) ^	100,000	108,549
(Variable, U.S. SOFR + 1.32%), 2.55%, 01/07/28^	650,000	600,703
(Variable, Euribor 3M + 1.38%), 1.88%, 02/23/28(E) ^	200,000	218,206
E.ON SE
0.00%, 10/24/22(E)	240,000	265,622
0.88%, 01/08/25(E)	50,000	55,193
KION Group AG
1.63%, 09/24/25(E)	100,000	110,678
Traton Finance Luxembourg SA
0.00%, 06/14/24(E)	100,000	108,234
0.13%, 11/10/24(E)	100,000	107,493
0.13%, 03/24/25(E)	200,000	213,566
Volkswagen Bank GmbH
0.38%, 07/05/22(E)	300,000	332,290
1.88%, 01/31/24(E)	300,000	338,100
2.50%, 07/31/26(E)	100,000	113,367
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	124,052
Volkswagen Leasing GmbH
1.00%, 02/16/23(E)	260,000	289,753
0.38%, 07/20/26(E)	60,000	62,497
Vonovia SE
0.00%, 09/16/24(E) Δ	100,000	107,779
1.38%, 01/28/26(E)	100,000	109,970
		3,647,858
Hong Kong — 0.0%
CMB International Leasing Management, Ltd.
1.25%, 09/16/24	200,000	190,005
India — 0.1%
Adani Transmission, Ltd.
4.00%, 08/03/26	200,000	194,094
	Par	Value
Indian Railway Finance Corporation, Ltd.
3.73%, 03/29/24	$200,000	$201,179
NTPC, Ltd.
3.75%, 04/03/24	200,000	200,297
REC, Ltd.
3.88%, 07/07/27	200,000	196,537
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	275,741
		1,067,848
Indonesia — 0.2%
Indonesia Government International Bond
4.75%, 02/11/29	246,000	272,518
Pelabuhan Indonesia II PT
4.25%, 05/05/25	200,000	203,346
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,193,213
Pertamina Persero PT
1.40%, 02/09/26Δ	200,000	185,464
3.10%, 08/27/30	200,000	189,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27	200,000	202,460
		2,246,501
Ireland — 0.9%
AerCap Ireland Capital DAC
3.30%, 01/23/23	155,000	155,518
4.50%, 09/15/23	1,000,000	1,008,049
1.15%, 10/29/23	1,330,000	1,273,856
2.88%, 08/14/24Δ	150,000	145,997
1.65%, 10/29/24	2,585,000	2,443,461
3.50%, 01/15/25	350,000	344,188
2.45%, 10/29/26	405,000	375,176
Ardagh Packaging Finance PLC
5.25%, 04/30/25 144A	250,000	250,095
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	116,473
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	100,000	105,749
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 144A	540,000	540,818
4.13%, 07/15/23 144A	1,800,000	1,805,971
3.55%, 04/15/24 144A	800,000	796,767
		9,362,118
Italy — 0.1%
ACEA SpA
0.00%, 09/28/25(E)	100,000	106,671
ASTM SpA
1.00%, 11/25/26(E)	170,000	180,036
FCA Bank SpA
0.50%, 09/18/23(E)	110,000	121,760
0.00%, 04/16/24(E)	100,000	108,619
Snam SpA
0.00%, 08/15/25(E)	100,000	106,490

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Telecom Italia SpA
5.30%, 05/30/24 144A	$200,000	$201,755
UniCredit SpA
6.95%, 10/31/22(E)	225,000	257,739
		1,083,070
Japan — 3.9%
Japan Treasury Discount Bills
0.00%, 06/20/22(J) Ω	1,992,000,000	16,366,229
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 07/19/25^	1,880,000	1,783,533
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.96%, 10/11/25^	3,185,000	3,004,900
Mizuho Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.40%), 1.47%, 07/19/23(A) †	3,100,000	2,338,188
0.52%, 06/10/24(E)	100,000	110,301
(Floating, ICE LIBOR USD 3M + 0.99%), 1.23%, 07/10/24†	1,000,000	1,004,626
(Variable, 1.25% - U.S. SOFR), 1.24%, 07/10/24^	520,000	509,099
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	3,485,000	3,478,986
3.52%, 09/17/25 144A	600,000	588,765
2.65%, 03/17/26(E)	110,000	122,793
4.35%, 09/17/27 144A	215,000	212,254
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,551,558
2.33%, 01/22/27	600,000	562,209
Renesas Electronics Corporation
1.54%, 11/26/24 144A Δ	1,245,000	1,186,597
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24Δ	1,600,000	1,539,558
(Floating, Australian BBSW 3M + 1.25%), 1.32%, 10/16/24(A) †	1,000,000	754,677
1.47%, 07/08/25	1,100,000	1,036,193
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/16/24 144A	3,500,000	3,306,428
2.55%, 03/10/25 144A Δ	1,000,000	979,217
		41,436,111
Jersey — 0.1%
Aptiv PLC
2.40%, 02/18/25	955,000	931,265
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	204,735
		1,136,000
Mexico — 0.1%
Industrias Penoles SAB de CV
4.75%, 08/06/50 144A	200,000	182,614
Mexico City Airport Trust
4.25%, 10/31/26 144A	200,000	198,100
Mexico Government International Bond
4.75%, 04/27/32Δ	295,000	313,187
	Par	Value
Petroleos Mexicanos
6.88%, 08/04/26	$119,000	$124,639
5.95%, 01/28/31Δ	174,000	160,854
6.70%, 02/16/32 144A	185,000	175,942
		1,155,336
Morocco & Antilles — 0.0%
Morocco Government International Bond
3.00%, 12/15/32 144A	200,000	173,750
4.00%, 12/15/50 144A	200,000	160,880
		334,630
Netherlands — 1.1%
American Medical Systems Europe BV
1.38%, 03/08/28(E)	160,000	173,422
BMW Finance NV
0.00%, 04/14/23(E)	290,000	321,191
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	121,962
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A Δ ^	1,000,000	929,352
Digital Dutch Finco BV REIT
0.63%, 07/15/25(E)	300,000	321,309
E.ON International Finance BV
0.75%, 11/30/22(E)	50,000	55,513
Enel Finance International NV
0.00%, 06/17/24(E) Δ	200,000	217,518
2.65%, 09/10/24	500,000	492,914
1.38%, 07/12/26 144A	370,000	340,158
Equate Petrochemical BV
4.25%, 11/03/26	200,000	203,125
Heimstaden Bostad Treasury BV
0.25%, 10/13/24(E)	110,000	118,194
IMCD NV
2.13%, 03/31/27(E)	110,000	121,853
ING Bank NV
(Floating, 0.40% - Euribor 3M), 0.00%, 04/08/22(E) †	200,000	221,263
ING Groep NV
1.00%, 09/20/23(E)	200,000	223,907
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	107,889
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	804,407
JDE Peet's NV
0.80%, 09/24/24 144A	430,000	403,863
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,857,676
Louis Dreyfus Co. Finance BV
2.38%, 11/27/25(E)	200,000	222,720
Mercedes-Benz International Finance BV
0.25%, 11/06/23(E)	90,000	99,289

	Par	Value
NXP BV
4.88%, 03/01/24 144A	$975,000	$1,002,284
2.70%, 05/01/25 144A	50,000	48,516
3.88%, 06/18/26 144A	300,000	301,361
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	112,196
Sensata Technologies BV
5.00%, 10/01/25 144A	200,000	203,083
Siemens Financieringsmaatschappij NV
0.38%, 09/06/23(E)	235,000	260,963
Stellantis NV
5.25%, 04/15/23	1,000,000	1,021,955
3.38%, 07/07/23(E)	145,000	165,191
Toyota Motor Finance Netherlands BV
0.00%, 10/27/25(E) Δ	100,000	106,127
Upjohn Finance BV
0.82%, 06/23/22(E)	220,000	243,785
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	221,249
1.63%, 04/07/24(E) Δ	100,000	111,877
		11,156,112
Norway — 0.1%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	871,206
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33 144A	344,000	305,730
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	696,928
Kallpa Generacion SA
4.88%, 05/24/26	200,000	205,850
Peruvian Government International Bond
1.86%, 12/01/32Δ	197,000	168,819
		1,071,597
Philippines — 0.0%
Philippine Government International Bond
3.75%, 01/14/29	200,000	208,189
Qatar — 0.3%
ABQ Finance, Ltd.
1.88%, 09/08/25	200,000	189,950
Qatar Government International Bond
4.50%, 04/23/28	200,000	218,380
4.00%, 03/14/29 144A	200,000	213,972
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.32%, 05/02/22†	3,000,000	3,000,894
		3,623,196
	Par	Value
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31 144A	$70,000	$64,896
3.63%, 03/27/32 144A	56,000	53,008
		117,904
Russia — 0.0%
Russian Foreign Bond - Eurobond
4.25%, 06/23/27	200,000	50,000
Saudi Arabia — 0.1%
Samba Funding, Ltd.
2.90%, 01/29/27	200,000	196,499
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	479,478
Saudi Government International Bond
3.63%, 03/04/28	200,000	206,938
4.38%, 04/16/29 144A	200,000	216,743
		1,099,658
Singapore — 0.3%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	700,375
2.75%, 12/02/23	1,800,000	1,785,156
BPRL International Singapore Pte., Ltd.
4.38%, 01/18/27	200,000	197,574
Continuum Energy Levanter Pte., Ltd.
4.50%, 02/09/27 144A	197,250	190,110
		2,873,215
South Korea — 0.8%
Export-Import Bank of Korea
(Floating, Australian BBSW 3M + 1.07%), 1.15%, 05/29/23(A) †	1,000,000	753,718
(Floating, Australian BBSW 3M + 0.95%), 1.03%, 10/30/23(A) †	2,000,000	1,505,467
Hana Bank
(Floating, ICE LIBOR USD 3M + 0.88%), 1.68%, 09/14/22†	1,000,000	1,002,501
(Floating, ICE LIBOR USD 3M + 0.80%), 1.60%, 03/13/23†	500,000	501,940
Industrial Bank of Korea
2.13%, 10/23/24 144A	3,100,000	3,050,763
Kia Corporation
3.00%, 04/25/23Δ	510,000	511,823
1.75%, 10/16/26Δ	200,000	186,071
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	910,296
		8,422,579
Spain — 0.3%
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	107,898

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	$100,000	$107,686
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 06/30/24^	1,200,000	1,165,459
2.75%, 05/28/25	400,000	390,221
1.85%, 03/25/26	400,000	374,418
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.72%, 09/14/27^	200,000	180,936
Cellnex Finance Co. SA
2.25%, 04/12/26(E)	100,000	109,807
Merlin Properties Socimi SA
1.88%, 11/02/26(E)	200,000	220,315
		2,656,740
Sweden — 0.1%
Stadshypotek AB
2.50%, 04/05/22 144A Δ	1,000,000	1,000,040
Volvo Treasury AB
0.00%, 05/09/24(E) Δ	310,000	337,687
		1,337,727
Switzerland — 0.7%
Credit Suisse Group AG
(Variable, U.S. SOFR + 0.98%), 1.31%, 02/02/27 144A ^	700,000	626,777
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	450,000	454,744
SIG Combibloc PurchaseCo S.a.r.l.
1.88%, 06/18/23(E)	300,000	334,970
2.13%, 06/18/25(E)	100,000	110,954
UBS AG
(Floating, U.S. SOFR + 0.36%), 0.54%, 02/09/24 144A †	3,000,000	2,980,249
UBS Group AG
3.49%, 05/23/23 144A	1,800,000	1,802,702
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 07/30/24 144A ^	690,000	671,527
(Variable, 0.55% - EUR Swap Rate 1Y), 0.25%, 01/29/26(E) ^	200,000	214,877
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.49%, 08/10/27 144A ^	600,000	545,475
		7,742,275
Thailand — 0.0%
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/27	200,000	191,837
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC
1.38%, 02/19/23(U)	1,666,000	2,171,768
	Par	Value
Sharjah Sukuk Program, Ltd.
2.94%, 06/10/27	$200,000	$194,070
		2,365,838
United Kingdom — 2.6%
Barclays PLC
(Floating, Australian BBSW 3M + 1.80%), 1.95%, 06/15/23(A) †	1,000,000	757,556
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	900,000	914,323
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	1,545,000	1,484,228
(Variable, 3.70% - EUR Swap Rate 1Y), 3.38%, 04/02/25(E) ^	100,000	115,436
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	972,039
HSBC Holdings PLC
(Floating, Australian BBSW 3M + 1.10%), 1.18%, 02/16/24(A) †	1,300,000	975,266
(Floating, ICE LIBOR USD 3M + 1.23%), 1.98%, 03/11/25† Δ	3,000,000	3,025,063
(Variable, U.S. SOFR + 1.43%), 3.00%, 03/10/26^	200,000	196,227
Informa PLC
1.50%, 07/05/23(E)	200,000	223,825
2.13%, 10/06/25(E)	485,000	543,068
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26Δ ^	1,500,000	1,493,709
LSEGA Financing PLC
0.65%, 04/06/24 144A Δ	200,000	190,973
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	108,240
Nationwide Building Society
2.00%, 01/27/23 144A	900,000	898,659
1.70%, 02/13/23 144A	2,900,000	2,893,098
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,500,320
0.55%, 01/22/24 144A	1,845,000	1,769,912
NatWest Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 1.98%, 05/15/23†	1,000,000	1,001,037
NatWest Markets PLC
2.38%, 05/21/23 144A Δ	1,800,000	1,791,226
0.13%, 06/18/26(E)	200,000	208,273
1.60%, 09/29/26 144A	545,000	499,921
Royalty Pharma PLC
0.75%, 09/02/23	920,000	893,681
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	215,741
Santander UK PLC
1.63%, 02/12/23 144A	2,100,000	2,092,020

	Par	Value
Sky, Ltd.
3.13%, 11/26/22 144A	$1,500,000	$1,511,474
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.17%), 1.32%, 10/14/23 144A ^	200,000	198,171
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	440,000	420,630
Virgin Money UK PLC
(Variable, 0.85% - EUR Swap Rate 1Y), 0.38%, 05/27/24(E) ^	110,000	121,226
WPP Finance 2013
3.00%, 11/20/23(E)	200,000	229,998
		27,245,340
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	84,713	90,008
Total Foreign Bonds (Cost $178,370,220)		172,393,008
MORTGAGE-BACKED SECURITIES — 15.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.55%, 04/15/34 144A †	350,000	342,202
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 1.06%, 11/25/46†	561,773	202,260
Angel Oak Mortgage Trust, Series 2022-1, Class A1
(Step to 3.88% on 02/25/26), 2.88%, 12/25/66 144A STEP	295,003	288,018
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	352,462	345,468
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Interest Rate + 0.90%), 1.20%, 09/20/48(U) 144A †	1,187,340	1,559,050
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
2.37%, 01/25/34† γ	22,381	21,848
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	609,633
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
2.48%, 01/25/34† γ	56,614	57,699
Bear Stearns ARM Trust, Series 2004-5, Class 2A
2.87%, 07/25/34† γ	60,231	60,699
	Par	Value
Bellemeade RE, Ltd., Series 2021-3A, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor), 1.10%, 09/25/31 144A †	$900,000	$892,398
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55	225,000	223,088
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 1.16%, 11/16/66 144A †	84,769	84,985
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.32%, 10/15/36 144A †	1,493,285	1,487,778
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.48%, 10/15/36 144A †	569,500	564,980
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 1.85%, 10/15/36 144A †	667,250	661,689
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.53%, 10/15/37 144A †	1,167,848	1,148,897
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A
(Floating, ICE LIBOR USD 1M + 0.67%, 0.67% Floor), 1.07%, 06/15/38 144A †	2,310,000	2,263,492
BX Commercial Mortgage Trust, Series 2021-VINO, Class A
(Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor), 1.05%, 05/15/38 144A †	280,000	273,333
BX Commercial Mortgage Trust, Series 2021-XL2, Class A
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor), 1.09%, 10/15/38 144A †	668,535	655,122
BX Trust, Series 2018-BILT, Class D
(Floating, ICE LIBOR USD 1M + 1.77%, 1.77% Floor), 2.17%, 05/15/30 144A †	235,000	230,802
BX Trust, Series 2021-LBA, Class AJV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.20%, 02/15/36 144A †	240,000	235,301
BX Trust, Series 2021-LBA, Class AV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.20%, 02/15/36 144A †	330,000	323,539

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BX Trust, Series 2021-VIEW, Class A
(Floating, ICE LIBOR USD 1M + 1.28%, 1.28% Floor), 1.68%, 06/15/23 144A †	$150,000	$148,405
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Interest Rate + 1.35%), 1.50%, 05/16/56(U) †	805,729	1,064,350
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,506,750
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 1.36%, 07/25/49 144A †	44,920	45,031
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	91,768	91,649
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.45%, 06/15/34 144A †	2,124,493	2,069,204
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 11.50% Cap), 1.00%, 02/25/35†	38,367	37,196
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4
2.90%, 07/10/49	641,000	624,160
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	913,630	909,804
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.30%, 11/15/37 144A †	4,865,803	4,813,932
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 03/25/25 144A † ρ γ	245,000	244,810
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	228,178	228,314
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	755,007
COMM Mortgage Trust, Series 2013-CR8, Class B
3.93%, 06/10/46 144A † γ	170,000	170,957
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	96,064	95,513
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	566,458	563,528
	Par	Value
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	$178,257	$179,972
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	112,280	112,792
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	450,342	450,181
COMM Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 05/10/51	160,000	166,948
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 2.15%), 2.61%, 11/25/39 144A †	2,370,124	2,337,602
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 1.65%, 10/25/41 144A †	1,050,000	1,015,831
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.87%, 01/15/49† IO γ	625,896	37,998
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	308,333	293,542
CSMC, Series 2021-980M, Class C
3.20%, 07/15/31 144A	150,000	141,087
CSMC, Series 2021-BHAR, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.55%, 11/15/38 144A †	770,000	769,835
CSMCM, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	348,182	342,248
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1
4.30%, 03/25/67 144A † γ	121,897	122,846
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.30% on 05/25/22), 6.37%, 10/25/36 STEP	109,894	104,925
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.30% on 05/25/22), 6.39%, 10/25/36 STEP	109,894	104,924
Eagle RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.55%, 1.55% Floor), 1.65%, 04/25/34 144A †	800,000	796,076

	Par	Value
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.48%, 07/15/38 144A †	$2,236,237	$2,212,581
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.71%, 07/25/30†	690,732	696,583
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 2.10%, 11/25/41 144A †	3,000,000	2,827,279
Federal Home Loan Mortgage Corporation
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 2.40%, 07/01/27†	1,269	1,269
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.15% Cap), 2.35%, 11/01/31†	9,892	9,907
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.78% Cap), 2.38%, 04/01/32†	2,498	2,508
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.79% Cap), 2.16%, 06/01/33†	201,607	211,450
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.77% Cap), 2.00%, 08/01/35†	33,673	34,511
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.35% Cap), 1.60%, 09/01/35†	64,449	66,407
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.81% Cap), 1.88%, 10/01/35†	82,131	85,310
3.00%, 02/01/36	48,878	48,822
4.00%, 11/01/36	5,966	6,218
4.00%, 06/01/37	73,931	76,689
4.50%, 07/01/47	41,832	44,173
4.50%, 03/01/49	1,974,669	2,092,975
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.90%, 10/15/36†	793,428	799,312
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	33,971	35,290
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	$133,075	$137,579
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	75,173	76,627
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	268,865	266,666
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	143,411	144,909
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	280,228	274,307
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	563,634	570,239
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.85%, 06/15/49†	482,250	484,199
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	214,299	209,258
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	131,823	126,866
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	164,784	159,564
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	461,276	446,191
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	3,095,369	2,925,289
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	2,234,739	2,123,225
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	1,277,921	1,255,038
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	2,558,336	2,362,928
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, ICE LIBOR USD 1M + 1.70%), 2.16%, 01/25/50 144A †	151,309	151,220

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 2.31%, 02/25/50 144A †	$133,805	$133,574
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.65%), 0.75%, 01/25/51 144A †	78,106	77,947
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 1.75%, 01/25/34 144A †	1,100,000	1,083,477
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6 Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 1.60%, 10/25/41 144A †	1,850,000	1,764,327
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 2.15%, 03/25/42 144A †	700,000	701,138
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, ICE LIBOR USD 1M + 1.95%), 2.41%, 10/25/49 144A †	132,407	132,301
Federal National Mortgage Association
(Floating, Federal Reserve U.S. 12 1Y CMT + 2.00%, 2.00% Floor, 10.77% Cap), 2.20%, 12/01/24 CONV †	1,612	1,611
2.50%, 12/01/27	310,027	307,279
3.00%, 09/01/30	153,524	155,172
3.00%, 02/01/31	898,266	910,095
3.00%, 04/01/31	14,151	14,303
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.63% Cap), 2.32%, 09/01/31†	23,965	23,969
2.50%, 10/01/31	342,405	339,024
2.50%, 11/01/31	795,562	788,354
2.50%, 01/01/32	5,648	5,609
3.00%, 03/01/32	511,501	517,012
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 1.43%, 08/01/32†	147,730	148,278
	Par	Value
3.00%, 11/01/32	$46,716	$47,321
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.24%, 2.24% Floor, 9.73% Cap), 2.37%, 12/01/32†	226,437	226,937
3.00%, 12/01/32	611,414	617,937
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.34% Cap), 2.48%, 06/01/33†	7,743	7,766
4.00%, 09/01/33	1,026,062	1,059,290
4.00%, 03/01/34	35,447	36,675
4.00%, 05/01/34	526,144	554,839
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.03% Cap), 1.97%, 02/01/35†	60,417	62,210
3.00%, 09/01/35	85,375	84,280
4.00%, 07/01/37	28,116	29,095
4.00%, 09/01/37	33,952	35,192
4.00%, 03/01/38	24,171	24,984
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.50% Cap), 2.03%, 05/01/38†	557,465	581,883
1.30%, 08/01/42†	158,000	161,258
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 8.52% Cap), 2.45%, 09/01/42†	188,583	195,944
(Floating, ICE LIBOR USD 1Y + 1.69%, 1.69% Floor, 7.74% Cap), 2.71%, 07/01/43†	284,644	295,665
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 1.30%, 07/01/44†	58,191	59,466
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.33% Cap), 1.30%, 10/01/44†	40,330	41,180
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.84% Cap), 2.84%, 06/01/45†	285,518	295,824
4.50%, 03/01/47	119,256	125,122
4.50%, 05/01/47	367,176	385,229
4.50%, 07/01/47	49,270	51,924
4.50%, 11/01/47	410,264	433,099
4.50%, 06/01/48	65,521	69,278
4.50%, 11/01/48	200,969	212,935
4.50%, 02/01/49	645,875	685,923
4.50%, 04/01/49	174,910	185,340
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 0.89%, 10/25/36†	131,928	132,502

	Par	Value
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 1.01%, 10/25/37†	$163,903	$165,561
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	66,158	68,305
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.91%, 07/25/42†	129,429	130,272
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 0.42%, 06/25/55†	158,373	159,138
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.61%, 03/25/46†	765,864	766,294
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.56%, 07/25/46†	920,825	918,726
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	190,361	190,106
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.96%, 07/25/49†	562,403	566,820
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.51%, 09/25/49†	1,041,241	1,041,865
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.51%, 10/25/59†	1,109,761	1,100,926
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	906,994	905,454
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.03%, 10/25/30† IO γ	$595,265	$41,798
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	3,750,000	3,768,772
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	284,182	286,288
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.80%), 0.90%, 08/25/33 144A †	859,554	853,612
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 1.46%, 05/25/43†	348,158	358,422
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.54%, 07/25/44†	291,674	299,772
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 1.58%, 06/16/70(U) 144A †	913,092	1,205,683
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.13%, 06/25/34† γ	91,261	92,042
FREMF Mortgage Trust, Series 2012-K20, Class B
4.04%, 05/25/45 144A † γ	135,000	134,835
FREMF Mortgage Trust, Series 2013-K27, Class B
3.50%, 01/25/46 144A † γ	130,000	130,747
FREMF Mortgage Trust, Series 2013-K31, Class B
3.63%, 07/25/46 144A † γ	105,000	105,703
FREMF Mortgage Trust, Series 2015-K45, Class B
3.59%, 04/25/48 144A † γ	250,000	248,906
FREMF Mortgage Trust, Series 2015-K720, Class B
3.43%, 07/25/22 144A † γ	455,000	455,815
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	298,765	294,022

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 0.87%, 12/16/67(U) 144A †	$1,847,222	$2,419,402
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 0.95%, 08/25/60 144A †	81,948	81,971
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.00%, 01/20/23†	757	758
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 1.88%, 05/20/24†	5,212	5,248
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.63%, 07/20/25†	10,235	10,407
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.63%, 08/20/25†	3,032	3,086
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.75%, 11/20/25†	9,516	9,643
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.75%, 12/20/26†	19,885	20,411
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.63%, 07/20/27†	442	449
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 1.75%, 10/20/27†	6,983	7,122
8.50%, 10/15/29	16,038	16,245
8.50%, 04/15/30	1,802	1,809
8.50%, 05/15/30	45,002	46,391
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 1.88%, 05/20/30†	11,694	12,023
8.50%, 07/15/30	18,250	18,619
8.50%, 08/15/30	2,942	2,976
8.50%, 11/15/30	3,037	3,049
8.50%, 12/15/30	2,410	2,419
8.50%, 02/15/31	12,231	12,618
	Par	Value
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.75%, 05/20/37†	$57,954	$57,939
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 0.71%, 02/20/61†	429,674	429,414
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 1.14%, 05/20/63†	962,058	955,805
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 0.88%, 02/20/66†	6,827	6,840
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 0.88%, 10/20/66†	1,388,338	1,394,758
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	119,829	118,239
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.03%, 04/20/67†	1,836,170	1,828,803
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.03%, 04/20/67†	2,105,884	2,098,058
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	99,241	97,403
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 1.00%, 11/25/45†	84,561	77,179
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.64%, 01/25/37†	252,423	241,503
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	679,703

	Par	Value
GS Mortgage Securities Corporation Trust, Series 2020-TWN3, Class A
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.40%, 11/15/37 144A †	$560,000	$560,440
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.16%, 08/10/44 144A † γ	298,300	299,040
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,341,645
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	377,609
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	194,705	191,021
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	582,231	539,118
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
2.25%, 09/25/34† γ	91,496	92,978
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.91%, 09/25/35† γ	39,587	40,040
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.55%, 05/15/38 144A †	429,000	425,971
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.24%, 05/25/53(U) †	750,381	987,515
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.24%, 05/25/53(U) 144A †	955,030	1,256,837
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 0.84%, 09/25/46†	295,823	277,425
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 0.73%, 06/25/37†	117,801	154,549
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	147,278	147,374
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	89,941	89,934
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class D
4.52%, 07/05/32 144A † γ	$610,000	$611,371
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	278,262	278,918
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	192,247
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 1.36%, 07/15/36 144A †	1,710,000	1,694,190
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.20%, 04/15/38 144A †	141,735	139,645
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class A
(Floating, ICE LIBOR USD 1M + 0.76%, 0.76% Floor), 1.16%, 06/15/38 144A †	560,000	548,114
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B
3.38%, 01/05/39 144A	145,000	138,120
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.29%, 02/25/35† γ	10,018	9,981
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.35%, 06/25/46 144A † γ	229,814	221,213
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	149,559	146,347
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 1.19%, 06/25/50 144A †	38,302	37,565
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 0.95%, 02/25/52 144A †	180,450	180,251
JP Morgan Mortgage Trust, Series 2022-INV3, Class A3B
3.00%, 09/25/52 144A † γ	400,000	380,484
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	183,006	184,924

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	$325,618	$321,962
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,487,438
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.20%, 05/15/36 144A †	409,000	405,803
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.75%, 05/15/36 144A †	136,000	134,426
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.10%, 03/15/38 144A †	982,970	961,989
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 0.63%, 12/25/36†	292,899	276,601
LUXE Trust, Series 2021-TRIP, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.45%, 10/15/38 144A †	1,500,000	1,476,781
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
2.19%, 12/25/33† γ	35,622	36,714
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3
3.00%, 04/25/52 144A † γ	470,000	446,775
MF1 Multifamily Housing Mortgage Loan Trust, Series 2020-FL3, Class AS
(Floating, CME Term SOFR 1M + 2.96%, 2.85% Floor), 3.27%, 07/15/35 144A †	260,000	262,052
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 1.37%, 12/15/34 144A †	110,000	110,156
MF1, Series 2021-W10, Class B
(Floating, CME Term SOFR 1M + 1.37%, 1.37% Floor), 1.67%, 12/15/34 144A †	100,000	100,066
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	301,518	285,510
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	972,815	926,848
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 1.20%, 04/15/38 144A †	480,000	472,821
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	$399,242	$402,757
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	484,630	485,485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	58,690	58,777
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.05%, 04/15/47	285,000	288,996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	224,246	226,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	1,082,176	1,081,787
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	962,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	538,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.66%, 12/15/49† IO γ	1,820,588	47,178
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	260,201
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, ICE LIBOR USD 1M + 1.17%, 1.17% Floor), 1.57%, 12/15/23 144A †	1,000,000	991,338
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 1.45%, 03/15/39 144A †	590,000	588,172
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	2,328,398	2,337,347
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	688,820	690,486
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	1,042,748	1,052,328
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,162,636	1,138,533

	Par	Value
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	$505,346	$502,577
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,413,607	1,389,950
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 1.70%, 04/25/34 144A †	700,000	692,344
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, ICE LIBOR USD 1M + 0.90%), 1.36%, 01/25/60 144A †	450,000	446,738
OBX Trust, Series 2022-INV3, Class A1
3.00%, 02/25/52 144A † γ	215,000	205,596
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.10%, 03/15/36 144A †	1,900,000	1,858,828
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.35%, 01/15/36 144A †	240,000	236,683
PFP, Ltd., Series 2019-6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.48%, 04/14/37 144A †	572,024	567,917
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.43%, 08/09/37 144A †	1,700,000	1,672,563
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 1.28%, 07/15/38 144A †	678,000	670,863
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	342,852	327,800
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 1.95%, 11/25/31 144A †	400,000	397,294
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.41%, 07/25/36 144A †	1,500,000	1,470,258
	Par	Value
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Interest Rate + 1.25%), 1.55%, 06/20/70(U) 144A †	$774,449	$1,022,839
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, 0.65% - ICE LIBOR USD 1M), 0.01%, 02/03/53 144A †	1,154,103	1,157,016
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,377	4,420
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	667,889	663,622
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	263,035	264,416
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	310,519	312,226
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	40,093	40,228
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,470,757
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 2.11%, 04/25/43 144A †	1,333,353	1,330,329
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 1.71%, 02/25/47 144A †	746,348	744,171
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	262,040	258,623
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	165,060	161,649
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, SONIA Interest Rate + 0.90%), 0.99%, 07/20/60(U) 144A †	253,457	333,370
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.76%, 09/25/34†	45,554	43,094

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.95%, 07/19/35†	$25,451	$24,502
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 10.50% Cap), 1.02%, 02/25/36†	237,886	227,097
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.45%, 04/15/34 144A †	1,700,000	1,675,599
STWD Trust, Series 2021-FLWR, Class A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor), 0.97%, 07/15/36 144A †	2,100,000	2,040,046
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.34% on 05/25/22), 6.51%, 07/25/37 STEP	184,229	95,838
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 0.97%, 04/12/44(A) †	322,591	241,431
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 1.24%, 10/20/51(U) 144A †	1,051,331	1,384,641
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 0.90%), 0.99%, 07/20/45(U) 144A †	2,024,906	2,661,550
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	672,022	658,388
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,944,133	1,850,499
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	1,139,329	1,128,179
TPGI Trust, Series 2021-DGWD, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.10%, 06/15/26 144A †	450,000	440,378
Trinity Square PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.85%), 0.94%, 07/15/59(U) 144A †	1,178,836	1,547,780
	Par	Value
TTAN, Series 2021-MHC, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 1.25%, 03/15/38 144A †	$299,555	$295,673
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	500,449
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	540,000	540,535
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	319,194
Uniform Mortgage Backed Securities
3.00%, 05/01/52 TBA	3,440,000	3,357,955
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	1,138,491	1,091,304
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	171,185	166,797
Verus Securitization Trust, Series 2022-3, Class A1
4.13%, 02/25/67 144A	442,333	444,274
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.62%, 06/25/42†	2,739	2,678
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
2.71%, 08/25/33† γ	79,069	80,713
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 10.50% Cap), 1.08%, 01/25/45†	129,766	128,356
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 0.88%, 01/25/47†	165,035	157,874
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 1.12%, 06/25/46†	333,151	332,087
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.80%, 02/25/37† γ	118,507	111,382

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.26%, 05/25/37† γ	$167,983	$148,602
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 0.98%, 05/25/47†	36,029	4,228
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	496,947
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	435,434
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 1.99%, 01/15/59 144A †	2,000,000	2,049,225
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 09/15/50	1,096,000	1,099,374
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	90,597	88,713
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	319,915	322,724
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	248,693	250,985
Total Mortgage-Backed Securities (Cost $170,659,885)		167,645,902
MUNICIPAL BONDS — 0.1%
California State Earthquake Authority, Revenue Bond, Series B
1.48%, 07/01/23	315,000	312,142
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	956,309
Total Municipal Bonds (Cost $1,315,000)		1,268,451

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
5-Year U.S. Treasury Note Future expiration date 4/2022, Strike Price $122.00, Expires 04/22/22 (JPM)	34	$3,899,375	266
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 4/2022, Strike Price $122.50, Expires 04/22/22 (JPM)	184	$21,102,500	$1,437
Total Purchased Options (Premiums paid $1,984)			1,703

	Par
U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bonds
1.75%, 08/15/41	$4,300,000	3,729,578
U.S. Treasury Notes
0.13%, 12/31/22	9,200,000	9,111,214
0.13%, 01/31/23	5,950,000	5,879,820
2.00%, 02/15/23	7,000,000	7,024,093
0.13%, 03/31/23Δ	6,000,000	5,906,776
0.38%, 10/31/23	15,806,000	15,368,248
0.88%, 01/31/24Δ	48,870,000	47,632,978
0.13%, 02/15/24‡‡ Δ	5,272,300	5,063,982
0.25%, 03/15/24	9,560,000	9,185,442
2.25%, 03/31/24	11,190,000	11,175,357
0.25%, 06/15/24	15,860,000	15,129,573
0.38%, 08/15/24Δ	12,495,000	11,901,976
0.38%, 09/15/24	10,600,000	10,072,484
0.75%, 11/15/24	86,406,000	82,600,423
1.00%, 12/15/24	20,600,000	19,799,738
1.13%, 01/15/25‡‡	14,185,000	13,660,820
1.50%, 02/15/25	22,896,000	22,257,416
1.75%, 03/15/25	20,485,000	20,052,895
		311,823,235
Total U.S. Treasury Obligations (Cost $323,524,618)		315,552,813

	Shares
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø ∞	24,250,912	24,250,912
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø §	10,787,397	10,787,397
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	1,004,178	1,004,178
Total Money Market Funds (Cost $36,042,487)		36,042,487
TOTAL INVESTMENTS —104.1% (Cost $1,139,626,853)		1,111,362,503

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
FNCL 2.5% expiration date 5/2022, Strike Price $98.39, Expires 05/05/22 (JPM)	1	$(196,781)	$(123)
FNCL 2.5% expiration date 5/2022, Strike Price $98.47, Expires 05/05/22 (JPM)	1	(295,406)	(168)
FNCL 2.5% expiration date 5/2022, Strike Price $98.62, Expires 05/05/22 (JPM)	1	(493,086)	(233)
FNCL 3% expiration date 6/2022, Strike Price $99.62, Expires 06/06/22 (JPM)	1	(1,992,344)	(5,260)
			(5,784)
Call Swaption — (0.0)%
Sell Protection on Markit CDX.NA.IG.37 Index; Receive 1.00% (Quarterly); Credit Default Swap Maturing 12/20/2026 USD, Strike Price $120.00, Expires 07/20/22 (BNP)	1	(1,300,000)	(1,006)
	Number of Contracts	Notional Amount	Value
Put Options — (0.0)%
FNCL 3% expiration date 4/2022, Strike Price $100.41, Expires 04/06/22 (JPM)	1	$(1,506,211)	$(35,763)
FNCL 3% expiration date 5/2022, Strike Price $98.91, Expires 05/05/22 (JPM)	1	(494,570)	(7,311)
FNCL 3% expiration date 5/2022, Strike Price $99.10, Expires 05/05/22 (JPM)	1	(198,203)	(3,198)
FNCL 3% expiration date 6/2022, Strike Price $97.62, Expires 06/06/22 (JPM)	1	(1,952,344)	(21,505)
			(67,777)
Total Written Options (Premiums received $ (36,111))			(74,567)
Liabilities in Excess of Other Assets — (4.1)%			(43,840,677)
NET ASSETS — 100.0%			$1,067,447,259

Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2022	(53)	$(7,555,223)	$218,598
Euro-Bund	06/2022	(1)	(175,518)	8,503
Euro-Schatz	06/2022	(34)	(4,165,020)	34,821
10-Year Japanese Treasury Bond	06/2022	(1)	(1,229,670)	(5,747)
10-Year U.S. Treasury Note	06/2022	(55)	(6,758,125)	220,068
10-Year U.S. Treasury Note	06/2022	1	122,875	(2,860)
U.S. Treasury Long Bond	06/2022	(2)	(300,125)	(4,063)
Ultra 10-Year U.S. Treasury Note	06/2022	(136)	(18,423,750)	506,158
Ultra Long U.S. Treasury Bond	06/2022	(16)	(2,834,000)	115,387
2-Year U.S. Treasury Note	06/2022	2,065	437,618,672	(5,359,853)
5-Year U.S. Treasury Note	06/2022	(1,362)	(156,204,375)	3,728,642
Total Futures Contracts outstanding at March 31, 2022			$240,095,741	$(540,346)

Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/22	U.S. Dollars	17,180,790	Japanese Yen	1,992,000,000	HSBC	$779,825
04/04/22	U.S. Dollars	18,490,281	British Pounds	13,777,000	BNP	392,584
04/04/22	U.S. Dollars	5,151,986	Euro	4,581,000	BAR	83,657
05/04/22	U.S. Dollars	17,756,858	British Pounds	13,489,000	BNP	40,668
05/18/22	U.S. Dollars	1,510,181	Australian Dollars	2,013,000	MSCS	2,735
04/04/22	Canadian Dollars	505,000	U.S. Dollars	401,220	MSCS	2,723
09/15/22	Canadian Dollars	71,000	U.S. Dollars	55,569	HSBC	1,198
06/15/22	U.S. Dollars	181,625	Euro	163,000	TD	761
06/15/22	U.S. Dollars	156,038	Euro	140,000	CITI	694
04/04/22	U.S. Dollars	3,714	Japanese Yen	435,000	UBS	141
Subtotal Appreciation						$1,304,986
06/15/22	U.S. Dollars	29,778	Euro	27,000	WEST	$(181)
06/15/22	U.S. Dollars	174,531	Euro	159,000	RBS	(1,895)
04/04/22	British Pounds	288,000	U.S. Dollars	380,667	MSCS	(2,346)
04/04/22	Euro	1,527,000	U.S. Dollars	1,693,915	BAR	(4,472)
04/04/22	U.S. Dollars	272,945	Australian Dollars	372,000	HSBC	(5,435)
06/15/22	U.S. Dollars	299,636	Canadian Dollars	382,000	MSCS	(5,867)
06/15/22	U.S. Dollars	215,759	Australian Dollars	298,000	UBS	(7,536)
05/03/22	U.S. Dollars	8,284,146	Canadian Dollars	10,373,771	BNP	(12,612)
05/06/22	Japanese Yen	811,478,738	U.S. Dollars	6,689,691	BAR	(18,893)
04/04/22	Euro	3,055,000	U.S. Dollars	3,417,188	GSC	(37,196)
09/15/22	U.S. Dollars	1,658,941	Canadian Dollars	2,124,000	HSBC	(39,274)
04/04/22	Japanese Yen	415,400,000	U.S. Dollars	3,512,646	BAR	(100,188)
04/04/22	Japanese Yen	398,100,000	U.S. Dollars	3,407,556	DEUT	(137,216)
06/15/22	U.S. Dollars	16,475,885	Euro	14,973,000	BNP	(138,140)
04/04/22	U.S. Dollars	3,968,665	Australian Dollars	5,517,253	JPM	(160,092)
04/04/22	U.S. Dollars	8,516,780	Canadian Dollars	10,867,640	JPM	(176,111)
04/04/22	U.S. Dollars	5,745,814	Australian Dollars	8,026,763	MSCS	(260,899)
Subtotal Depreciation						$(1,108,353)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$196,633
Swap Agreements outstanding at March 31, 2022:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2024	MSCS	USD	1,600,000	$(25,401)	$(35,993)	$10,592
						$(25,401)	$(35,993)	$10,592

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.37 Index (Pay Quarterly)	(1.00)%	12/20/2026	USD	36,100,000	$(635,109)	$(887,430)	$252,321
CDX.NA.HY.38 (Pay Quarterly)	(5.00)%	6/20/2027	USD	1,130,000	(64,391)	(66,772)	2,381
Subtotal Appreciation					$(699,500)	$(954,202)	$254,702

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG.37 Index (Pay Quarterly)	(1.00)%	12/20/2026	USD	5,660,000	$(99,734)	$(83,437)	$(16,297)
Subtotal Depreciation					$(99,734)	$(83,437)	$(16,297)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at March 31, 2022					$(799,234)	$(1,037,639)	$238,405

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	25,000,000	$(5,578)	$—	$(5,578)
					$(5,578)	$ —	$(5,578)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Banks Funding Corporation
1.70%, 04/23/35	$3,800,000	$3,318,893
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,694,313
0.65%, 10/27/25	7,200,000	6,709,443
0.80%, 10/28/26	7,200,000	6,631,718
Federal National Mortgage Association
6.63%, 11/15/30	670,000	878,706
Total Agency Obligations (Cost $25,932,959)		24,233,073
ASSET-BACKED SECURITIES — 5.2%
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.41%, 10/23/34 144A †	1,110,000	1,098,866
A10 Bridge Asset Financing LLC, Series 2020-C, Class A
2.02%, 08/15/40 144A	793,448	793,801
ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.95%, 1.95% Floor), 2.20%, 01/20/32 144A †	970,000	971,383
Allegro CLO XI, Ltd., Series 2019-2A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.39%, 1.39% Floor), 1.64%, 01/19/33 144A †	500,000	499,820
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 1.13%, 01/25/36†	2,900,000	2,875,683
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 1.31%, 04/30/31 144A †	710,000	704,293
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 1.46%, 04/15/33 144A †	1,500,000	1,496,578
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.30%, 04/20/34 144A †	540,000	534,572
	Par	Value
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 1.50%, 01/15/37 144A †	$1,500,000	$1,492,686
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 3.40%, 04/20/31 144A †	750,000	732,807
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.68%, 11/20/30 144A †	490,000	480,790
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.25%, 04/20/34 144A †	1,500,000	1,474,775
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 2.24%, 04/20/35 144A †	820,000	818,527
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	802,009	498,219
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,063,900	1,268,140
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, ICE LIBOR USD 3M + 1.26%, 1.26% Floor), 1.50%, 04/15/34 144A †	400,000	396,490
BlueMountain CLO, Ltd., Series 2013-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.18%), 1.44%, 10/22/30 144A †	490,193	489,344
Carlyle Global Market Strategies CLO, Ltd., Series 2014-3RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.32%, 07/27/31 144A †	317,386	316,025
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.98% Floor), 1.43%, 05/25/35†	755,172	754,613

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.36%, 07/17/34 144A †	$790,000	$779,625
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	561,005
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 3.20%, 08/09/24 144A †	955,000	934,161
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 1.21%, 03/25/34†	76,665	75,803
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 0.64%, 12/15/35†	23,338	22,597
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.28%, 04/15/34 144A †	250,000	247,327
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.60%, 05/20/34 144A †	6,500,000	6,439,875
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor), 1.58%, 05/20/34 144A †	480,000	473,262
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 1.66%, 12/27/66 144A †	785,541	792,357
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.48%, 04/15/33 144A †	2,550,000	2,538,757
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,486	99,864
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 0.86%, 02/27/35 144A †	317,922	297,527
	Par	Value
Fortress Credit Bsl X, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.47%, 1.47% Floor), 1.72%, 04/20/33 144A †	$2,190,000	$2,192,017
GLS Auto Receivables Trust, Series 2022-1A, Class A
1.98%, 08/15/25 144A	2,100,000	2,096,849
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
6.03%, 09/25/37† γ	28,797	27,225
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.41%, 10/29/29 144A †	973,621	970,618
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, ICE LIBOR USD 3M + 1.38%, 1.38% Floor), 1.70%, 05/05/30 144A †	1,640,000	1,626,331
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 1.97%, 10/20/31 144A †	250,000	250,147
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	2,160,941	1,996,926
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 1.42%, 01/27/31 144A †	500,000	498,654
HalseyPoint CLO, Ltd., Series 2020-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.75%, 11/30/32 144A †	530,000	527,191
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.55%, 05/25/34 144A †	387,149	387,595
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	750,000	686,271
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, ICE LIBOR USD 3M + 1.14%, 1.14% Floor), 1.40%, 01/23/35 144A †	640,000	632,885
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.17%, 1.17% Floor), 1.45%, 07/28/34 144A †	1,500,000	1,485,251

	Par	Value
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	$954,273	$888,986
KKR CLO, Ltd., Series 32A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 1.56%, 01/15/32 144A †	340,000	338,891
KREF, Ltd., Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.07%, 1.07% Floor), 1.51%, 02/15/39 144A †	1,560,000	1,547,260
LCCM Trust, Series 2021-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.60%, 12/13/38 144A †	750,000	743,542
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.48%, 07/15/27 144A †	95,348	95,298
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	1,994,222
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 2.09%, 04/15/31 144A †	500,000	496,445
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,013,889
MF1, Ltd., Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.57%, 07/16/36 144A †	900,000	889,382
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 1.14%, 10/25/35†	332,677	332,501
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	392,103	375,488
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	2,100,000	1,985,016
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, ICE LIBOR USD 1M + 1.45%), 1.85%, 07/16/40 144A †	2,100,028	2,105,652
Navient Student Loan Trust, Series 2016-3A, Class A3
(Floating, ICE LIBOR USD 1M + 1.35%), 1.81%, 06/25/65 144A †	1,259,316	1,284,892
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 1.76%, 03/25/66 144A †	3,176,000	3,251,454
	Par	Value
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.51%, 12/27/66 144A †	$1,249,521	$1,255,310
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.51%, 06/25/69 144A †	1,965,554	1,978,245
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.38%, 10/19/31 144A †	750,000	746,401
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	664,189	624,724
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.21%, 04/15/31 144A †	700,000	693,430
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.39%, 02/14/31 144A †	530,000	524,745
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 2.05%, 04/20/32 144A †	600,000	601,481
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 1.01%, 05/25/57 144A †	388,431	383,281
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.61%, 09/25/65 144A †	364,299	367,351
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 1.41%, 11/25/65 144A †	330,034	327,153
Point Au Roche Park CLO, Ltd., Series 2021-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.33%, 07/20/34 144A †	1,170,000	1,151,956
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.08%), 1.33%, 04/20/34 144A †	340,000	334,864

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.37%, 10/15/34 144A †	$1,350,000	$1,335,391
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor, 10.28% Cap), 1.25%, 03/25/35†	87,927	85,161
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	119,771	120,642
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.45%, 07/20/34 144A †	8,700,000	8,603,243
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.95%, 06/15/29†	184,149	183,348
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 1.30%, 12/15/27 144A †	79,131	79,115
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.38%, 01/25/27†	36,829	36,674
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 0.40%, 10/25/28†	289,131	288,070
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	386,934	368,395
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,530,000	1,425,722
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	617,030
SMB Private Education Loan Trust, Series 2021-C, Class B
2.30%, 01/15/53 144A	580,000	542,300
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	659,392	646,438
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.37%, 07/26/31 144A †	500,000	496,718
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	2,116,481	2,003,152
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor), 1.24%, 02/25/35 144A †	2,544,112	2,540,597
	Par	Value
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 3.30%, 11/15/38 144A †	$1,210,000	$1,191,646
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,283,105	2,149,184
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.32%, 1.32% Floor), 1.57%, 07/20/32 144A †	2,900,000	2,894,884
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	106,140	106,542
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	184,418	185,611
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 1.52%, 04/15/33 144A †	2,525,000	2,508,547
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 1.43%, 10/18/31 144A †	500,000	498,601
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.04%), 1.29%, 04/20/34 144A †	490,000	484,802
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.39%, 10/15/31 144A †	1,250,000	1,244,754
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 1.30%, 04/15/31 144A †	1,700,000	1,688,430
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.17%), 1.42%, 07/20/32 144A †	6,900,000	6,861,456
Whitebox CLO II, Ltd., Series 2020-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 1.48%, 10/24/34 144A †	650,000	641,881
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 1.34%, 10/15/34 144A †	780,000	770,250

	Par	Value
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 3.89%, 10/15/31 144A †	$750,000	$703,612
Total Asset-Backed Securities (Cost $115,496,775)		112,971,587
COMMERCIAL PAPER — 2.4%
AT&T, Inc.
0.91%, 08/16/22Ω	3,500,000	3,479,110
Banque et Caisse d'Epargne de l'Etat
0.79%, 06/06/22Ω	768,000	767,002
0.99%, 07/20/22Ω	7,600,000	7,576,379
BASF SE
1.69%, 09/06/22Ω	2,855,000	2,833,690
Entergy Corporation
1.22%, 06/07/22Ω	2,894,000	2,889,080
Fairway Finance Co. LLC
1.10%, 07/13/22Ω	2,615,000	2,606,872
Fidelity National Information Services, Inc.
0.72%, 04/12/22Ω †††	3,300,000	3,299,214
First Abu Dhabi Bank PJSC
(Floating, U.S. SOFR + 0.40%), 0.69%, 07/01/22 144A †	5,583,000	5,583,205
LMA-Americas LLC
1.20%, 07/27/22Ω	5,500,000	5,479,575
Nieuw Amsterdam Receivables Corporation
0.58%, 04/14/22Ω †††	1,238,000	1,237,732
Nutrien, Ltd.
0.78%, 05/05/22Ω †††	3,216,000	3,213,570
Old Line Funding LLC
1.06%, 07/08/22Ω	2,922,000	2,913,587
Salisbury Receivables Co. LLC
0.87%, 05/10/22Ω †††	1,318,000	1,316,758
Skandinaviska Enskilda Banken AB
0.87%, 06/21/22Ω	2,300,000	2,295,819
Svenska Handelsbanken AB
0.84%, 07/01/22Ω	800,000	798,311
Versailles Commercial Paper LLC
1.19%, 07/05/22Ω	1,477,000	1,472,868
Xcel Energy, Inc.
1.24%, 06/13/22Ω	3,500,000	3,491,381
Total Commercial Paper (Cost $51,258,626)		51,254,153
CORPORATE BONDS — 31.5%
3M Co.
2.38%, 08/26/29	210,000	199,949
3.05%, 04/15/30	50,000	49,776
3.70%, 04/15/50Δ	570,000	577,898
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	635,896
Abbott Laboratories
2.95%, 03/15/25	35,000	35,256
4.75%, 11/30/36	210,000	244,571
	Par	Value
4.90%, 11/30/46	$210,000	$256,492
Adobe, Inc.
2.30%, 02/01/30	650,000	615,802
ADT Security Corporation (The)
4.13%, 08/01/29 144A	10,000	9,301
Adventist Health System
2.95%, 03/01/29	160,000	155,994
Aetna, Inc.
2.80%, 06/15/23	50,000	50,213
Air Lease Corporation
3.38%, 07/01/25	1,430,000	1,411,034
2.88%, 01/15/26	1,600,000	1,546,343
3.75%, 06/01/26	875,000	871,084
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ Δ ^	600,000	511,500
3.25%, 10/01/29	45,000	42,624
3.00%, 02/01/30	40,000	36,893
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,500,110	1,537,190
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26Δ	1,325,000	1,350,360
2.75%, 12/15/29	1,400,000	1,328,857
3.38%, 08/15/31	325,000	320,384
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	395,489
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	1,375,000	1,391,067
4.25%, 06/15/28 144A	75,000	77,575
Allied Universal Holdco LLC
6.63%, 07/15/26 144A	10,000	10,132
Ally Financial, Inc.
1.45%, 10/02/23	250,000	244,260
Alphabet, Inc.
0.45%, 08/15/25Δ	60,000	56,044
2.00%, 08/15/26	30,000	29,271
0.80%, 08/15/27Δ	130,000	117,539
1.10%, 08/15/30Δ	150,000	131,270
2.05%, 08/15/50	230,000	182,028
Amazon.com, Inc.
0.80%, 06/03/25Δ	310,000	293,506
5.20%, 12/03/25Δ	55,000	59,321
1.20%, 06/03/27Δ	390,000	360,238
3.15%, 08/22/27	270,000	273,816
1.50%, 06/03/30	190,000	170,256
2.10%, 05/12/31	170,000	158,184
4.80%, 12/05/34	75,000	86,358
3.88%, 08/22/37	2,660,000	2,822,207
4.95%, 12/05/44	220,000	268,135
4.05%, 08/22/47	290,000	316,435
2.50%, 06/03/50Δ	310,000	259,665
3.10%, 05/12/51Δ	140,000	132,041
4.25%, 08/22/57	160,000	181,847

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Amdocs, Ltd.
2.54%, 06/15/30	$1,975,000	$1,796,169
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	683,095	635,199
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29Δ	1,702,202	1,635,879
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,300,000	2,084,746
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	530,502
2.85%, 02/01/30	40,000	37,552
American Express Co.
2.50%, 07/30/24	1,995,000	1,986,630
2.55%, 03/04/27	2,100,000	2,044,434
3.30%, 05/03/27 144A	65,000	65,390
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	329,168
2.38%, 07/15/31	205,000	181,312
American International Group, Inc.
4.13%, 02/15/24	75,000	76,738
2.50%, 06/30/25	150,000	146,833
3.90%, 04/01/26	825,000	846,874
4.20%, 04/01/28	2,300,000	2,391,638
3.40%, 06/30/30	250,000	249,677
3.88%, 01/15/35	35,000	35,740
4.38%, 01/15/55	25,000	26,825
American Tower Corporation REIT
3.38%, 05/15/24	825,000	828,061
3.38%, 10/15/26	1,500,000	1,482,288
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	260,000	240,512
Amgen, Inc.
3.63%, 05/22/24Δ	50,000	50,958
4.66%, 06/15/51	34,000	37,578
Anthem, Inc.
2.95%, 12/01/22	390,000	392,815
3.35%, 12/01/24	130,000	131,090
3.65%, 12/01/27Δ	250,000	255,485
2.55%, 03/15/31	2,100,000	1,964,258
Apache Corporation
7.75%, 12/15/29	70,000	82,453
5.10%, 09/01/40	180,000	181,707
5.25%, 02/01/42	30,000	29,989
4.75%, 04/15/43	40,000	37,886
4.25%, 01/15/44	300,000	263,193
5.35%, 07/01/49	140,000	135,007
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,041,655
Apple, Inc.
1.13%, 05/11/25	630,000	602,008
3.25%, 02/23/26	30,000	30,581
2.45%, 08/04/26	595,000	588,370
4.50%, 02/23/36	55,000	63,012
2.70%, 08/05/51	60,000	52,335
	Par	Value
Arch Capital Finance LLC
4.01%, 12/15/26	$600,000	$612,989
Arch Capital Group, Ltd.
7.35%, 05/01/34Δ	175,000	228,823
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	151,373
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,217,339
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	318,144
AT&T, Inc.
4.45%, 04/01/24	725,000	746,614
2.30%, 06/01/27	430,000	410,426
1.65%, 02/01/28	540,000	492,983
2.75%, 06/01/31Δ	175,000	164,328
2.25%, 02/01/32	1,700,000	1,509,998
2.55%, 12/01/33Δ	2,894,000	2,576,941
5.25%, 03/01/37	225,000	256,500
4.90%, 08/15/37	200,000	220,855
5.35%, 09/01/40	80,000	91,834
6.38%, 03/01/41	325,000	422,034
3.50%, 06/01/41	400,000	369,328
5.55%, 08/15/41Δ	40,000	46,790
3.10%, 02/01/43	1,110,000	961,110
4.35%, 06/15/45	94,000	95,154
5.15%, 11/15/46	125,000	142,160
5.45%, 03/01/47	575,000	690,816
4.50%, 03/09/48	197,000	207,533
5.15%, 02/15/50	200,000	228,836
3.65%, 06/01/51	725,000	662,012
3.30%, 02/01/52	80,000	68,828
3.50%, 09/15/53	2,143,000	1,888,575
3.55%, 09/15/55	301,000	266,505
3.80%, 12/01/57	90,000	82,470
3.65%, 09/15/59	127,000	111,813
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	134,555
4.75%, 06/01/30	225,000	234,964
Avangrid, Inc.
3.20%, 04/15/25	275,000	274,439
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	2,060,432
1.95%, 01/30/26 144A	400,000	367,858
Baker Hughes Holdings LLC
4.49%, 05/01/30	60,000	64,152
Ball Corporation
3.13%, 09/15/31	280,000	250,852
Bank of America Corporation
3.30%, 01/11/23	120,000	121,377
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	329,955
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	533,277
4.00%, 04/01/24	420,000	431,282
(Floating, ICE LIBOR USD 3M + 0.96%), 1.22%, 07/23/24†	900,000	904,594
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	225,000	227,611

	Par	Value
4.20%, 08/26/24	$1,295,000	$1,327,161
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	310,860
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ Δ ^	150,000	157,125
4.00%, 01/22/25	440,000	448,382
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 03/15/25^	60,000	60,388
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,265,000	2,258,764
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	2,300,000	2,201,118
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 01/23/26^	10,000	10,012
4.45%, 03/03/26	420,000	434,779
3.50%, 04/19/26	1,260,000	1,276,825
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	56,297
4.25%, 10/22/26	480,000	494,623
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26^	2,200,000	2,035,859
(Variable, ICE LIBOR USD 3M + 1.06%), 3.56%, 04/23/27^	65,000	65,245
3.25%, 10/21/27Δ	875,000	872,016
4.18%, 11/25/27	2,025,000	2,067,088
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	862,656
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	687,505
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	300,000	305,004
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	542,186
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	474,764
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	69,021
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	1,010,000	933,524
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	1,006,210
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32Δ ^	755,000	672,986
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	1,550,000	1,410,861
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	1,425,000	1,336,746
6.11%, 01/29/37	500,000	599,029
(Variable, ICE LIBOR USD 3M + 1.81%), 4.24%, 04/24/38^	20,000	20,904
5.00%, 01/21/44	790,000	912,262
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49Δ ^	270,000	274,459
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	183,129
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	990,000	1,029,269
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51^	500,000	427,245
Banner Health
2.34%, 01/01/30	865,000	805,084
	Par	Value
Barrick North America Finance LLC
5.70%, 05/30/41	$150,000	$182,902
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	205,046
Baxter International, Inc.
1.92%, 02/01/27 144A Δ	1,075,000	1,006,329
2.54%, 02/01/32 144A	600,000	548,553
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	270,156
Becton, Dickinson and Co.
3.36%, 06/06/24Δ	377,000	380,394
3.73%, 12/15/24	47,000	47,803
3.70%, 06/06/27Δ	2,260,000	2,296,393
2.82%, 05/20/30	650,000	619,267
4.69%, 12/15/44	94,000	101,311
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	725,000	726,369
3.70%, 07/15/30	400,000	411,440
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	662,296
4.25%, 01/15/49	460,000	506,052
Berry Global, Inc.
1.57%, 01/15/26	2,475,000	2,308,869
Biogen, Inc.
2.25%, 05/01/30	35,000	31,542
Blackstone Private Credit Fund
2.63%, 12/15/26 144A	70,000	63,108
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,574,092
Boeing Co. (The)
1.17%, 02/04/23	2,000,000	1,984,953
1.43%, 02/04/24	2,920,000	2,825,970
4.88%, 05/01/25Δ	450,000	464,681
2.20%, 02/04/26	110,000	104,119
2.70%, 02/01/27Δ	70,000	67,249
2.80%, 03/01/27	110,000	105,415
3.20%, 03/01/29	25,000	23,853
5.15%, 05/01/30	1,200,000	1,281,598
3.25%, 02/01/35	1,575,000	1,409,267
6.63%, 02/15/38	210,000	250,631
3.55%, 03/01/38	70,000	61,671
5.71%, 05/01/40	390,000	436,939
3.85%, 11/01/48	25,000	22,001
3.75%, 02/01/50Δ	200,000	178,714
5.81%, 05/01/50	1,400,000	1,621,576
5.93%, 05/01/60	100,000	115,836
Boston Properties LP REIT
4.50%, 12/01/28	900,000	950,189
2.55%, 04/01/32Δ	2,200,000	1,987,664
Boston Scientific Corporation
2.65%, 06/01/30	1,900,000	1,785,318
BP Capital Markets America, Inc.
3.79%, 02/06/24	50,000	50,889
3.12%, 05/04/26	570,000	569,446
3.54%, 04/06/27	50,000	50,675

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.94%, 09/21/28	$40,000	$41,461
4.23%, 11/06/28Δ	1,550,000	1,630,253
3.63%, 04/06/30	270,000	275,270
3.00%, 02/24/50	550,000	477,193
Brighthouse Financial, Inc.
4.70%, 06/22/47	35,000	34,131
Broadcom, Inc.
2.45%, 02/15/31 144A Δ	2,000,000	1,787,206
4.15%, 04/15/32	710,000	686,057
4.30%, 11/15/32Δ	2,000,000	2,033,559
3.42%, 04/15/33 144A	900,000	841,645
3.47%, 04/15/34 144A	2,090,000	1,939,989
3.14%, 11/15/35 144A	7,389,000	6,525,143
3.19%, 11/15/36 144A	28,000	24,365
3.50%, 02/15/41 144A	325,000	290,283
3.75%, 02/15/51 144A Δ	70,000	62,912
Builders FirstSource, Inc.
4.25%, 02/01/32 144A	20,000	18,657
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	70,000	62,167
Calpine Corporation
4.50%, 02/15/28 144A	495,000	483,714
Camden Property Trust REIT
3.15%, 07/01/29	65,000	64,353
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	66,955
3.30%, 01/15/35 144A	460,000	433,483
Capital One Financial Corporation
3.50%, 06/15/23	325,000	328,880
3.30%, 10/30/24	345,000	347,161
Cargill, Inc.
2.13%, 04/23/30 144A	65,000	59,476
Carrier Global Corporation
2.49%, 02/15/27Δ	1,225,000	1,169,355
2.72%, 02/15/30	650,000	611,636
3.58%, 04/05/50	20,000	18,368
CCO Holdings LLC
4.75%, 02/01/32 144A	770,000	718,194
4.50%, 05/01/32	10,000	9,161
4.50%, 06/01/33 144A	980,000	880,991
CDW LLC
3.25%, 02/15/29	70,000	64,405
Centene Corporation
4.25%, 12/15/27	170,000	170,813
4.63%, 12/15/29	320,000	323,149
3.00%, 10/15/30	20,000	18,400
2.63%, 08/01/31	30,000	26,749
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 1.00%, 03/02/23†	1,208,000	1,204,532
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	212,294
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,545,490
Charles Schwab Corporation (The)
4.20%, 03/24/25Δ	60,000	62,085
	Par	Value
3.25%, 05/22/29Δ	$10,000	$9,972
Charter Communications Operating LLC
4.46%, 07/23/22	1,700,000	1,706,355
4.91%, 07/23/25	7,040,000	7,307,372
4.20%, 03/15/28	510,000	516,326
2.25%, 01/15/29	2,300,000	2,072,750
5.05%, 03/30/29	460,000	487,666
4.40%, 04/01/33Δ	370,000	369,418
6.38%, 10/23/35	475,000	537,707
5.38%, 04/01/38	180,000	185,307
3.50%, 03/01/42	450,000	373,313
6.48%, 10/23/45	90,000	102,729
4.80%, 03/01/50	360,000	343,051
5.50%, 04/01/63	220,000	221,954
Cheniere Energy Partners LP
4.00%, 03/01/31	170,000	165,061
3.25%, 01/31/32 144A	80,000	72,872
Chevron Corporation
1.55%, 05/11/25	310,000	299,302
2.95%, 05/16/26	30,000	30,149
2.00%, 05/11/27Δ	100,000	96,089
Chevron U.S.A., Inc.
1.02%, 08/12/27	55,000	50,054
3.85%, 01/15/28	550,000	573,663
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,471,140
Chubb INA Holdings, Inc.
3.35%, 05/03/26Δ	120,000	121,758
Ciena Corporation
4.00%, 01/31/30 144A Δ	400,000	385,582
Cigna Corporation
3.75%, 07/15/23	293,000	297,361
3.25%, 04/15/25	65,000	65,411
4.13%, 11/15/25Δ	180,000	185,676
4.38%, 10/15/28	510,000	537,265
2.40%, 03/15/30	1,250,000	1,156,677
4.80%, 08/15/38	900,000	988,296
3.20%, 03/15/40	675,000	615,138
4.90%, 12/15/48	1,050,000	1,181,680
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	180,000
3.70%, 04/01/27Δ	190,000	194,762
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	95,052
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ Δ ^	170,000	172,227
3.50%, 05/15/23	220,000	222,395
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24^	290,000	287,779
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	65,000	65,189
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	430,000	438,837
4.40%, 06/10/25	450,000	463,431
5.50%, 09/13/25	490,000	523,650

	Par	Value
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	$190,000	$188,520
3.40%, 05/01/26	2,075,000	2,093,091
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ ^	150,000	157,005
3.20%, 10/21/26	500,000	496,622
4.30%, 11/20/26	1,175,000	1,210,232
4.45%, 09/29/27	3,105,000	3,207,959
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	2,000,000	1,950,134
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	150,213
4.13%, 07/25/28Δ	1,750,000	1,779,982
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	340,000	353,614
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	790,000	725,150
6.63%, 06/15/32	50,000	60,555
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	860,000	773,224
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	540,000	535,930
8.13%, 07/15/39	260,000	394,866
6.68%, 09/13/43	10,000	13,199
5.30%, 05/06/44Δ	24,000	27,405
4.65%, 07/30/45	894,000	985,404
4.75%, 05/18/46	40,000	42,980
4.65%, 07/23/48	160,000	181,494
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	64,052
Citrix Systems, Inc.
1.25%, 03/01/26	2,100,000	2,044,286
4.50%, 12/01/27	65,000	66,537
Coca-Cola Co. (The)
3.38%, 03/25/27	120,000	122,929
1.45%, 06/01/27Δ	265,000	249,021
1.65%, 06/01/30	55,000	49,409
2.50%, 06/01/40Δ	20,000	17,801
2.60%, 06/01/50	130,000	111,402
Comcast Corporation
3.38%, 08/15/25	275,000	278,797
3.95%, 10/15/25Δ	477,000	493,021
3.15%, 03/01/26	130,000	131,243
3.30%, 02/01/27	344,000	349,355
3.30%, 04/01/27	1,710,000	1,732,089
4.15%, 10/15/28Δ	1,180,000	1,241,784
3.40%, 04/01/30	450,000	456,468
4.25%, 10/15/30	520,000	555,497
5.65%, 06/15/35	420,000	504,121
6.50%, 11/15/35	7,000	9,075
3.90%, 03/01/38	65,000	67,169
3.25%, 11/01/39	400,000	380,639
3.75%, 04/01/40	265,000	267,760
3.40%, 07/15/46Δ	50,000	47,141
4.00%, 08/15/47	60,000	61,472
4.00%, 03/01/48	40,000	41,202
4.70%, 10/15/48	100,000	113,251
3.45%, 02/01/50	60,000	56,389
2.80%, 01/15/51	340,000	288,005
	Par	Value
2.89%, 11/01/51 144A	$400,000	$338,897
2.94%, 11/01/56 144A	135,000	112,060
CommonSpirit Health
4.35%, 11/01/42	40,000	40,327
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	302,859
CommScope, Inc.
6.00%, 03/01/26 144A	130,000	131,664
4.75%, 09/01/29 144A	10,000	9,224
ConocoPhillips Co.
6.95%, 04/15/29	220,000	272,084
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	129,736
3.95%, 04/01/50Δ	140,000	144,578
Constellation Energy Generation LLC
3.25%, 06/01/25	1,665,000	1,659,856
Continental Resources, Inc.
4.50%, 04/15/23	556,000	563,567
2.27%, 11/15/26 144A	140,000	130,900
4.38%, 01/15/28	320,000	324,902
5.75%, 01/15/31 144A	270,000	295,736
4.90%, 06/01/44	180,000	178,467
Corebridge Financial, Inc.
3.90%, 04/05/32 144A	685,000	683,986
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	572,141
Costco Wholesale Corporation
1.60%, 04/20/30	600,000	538,316
Coterra Energy, Inc.
3.90%, 05/15/27 144A	660,000	665,983
4.38%, 03/15/29 144A	650,000	678,148
Cox Communications, Inc.
2.95%, 10/01/50 144A	45,000	35,563
CRH America Finance, Inc.
3.40%, 05/09/27 144A Δ	2,100,000	2,096,853
3.95%, 04/04/28 144A	500,000	508,543
Crown Castle International Corporation REIT
3.15%, 07/15/23	2,325,000	2,341,712
3.10%, 11/15/29	70,000	66,412
CSC Holdings LLC
3.38%, 02/15/31 144A	980,000	826,909
4.50%, 11/15/31 144A	220,000	197,493
CSX Corporation
3.80%, 04/15/50Δ	300,000	305,598
CTR Partnership LP
3.88%, 06/30/28 144A	60,000	56,641
CubeSmart LP REIT
2.50%, 02/15/32Δ	650,000	582,688
CVS Health Corporation
2.75%, 12/01/22	210,000	211,067
2.63%, 08/15/24Δ	205,000	204,486
3.88%, 07/20/25	1,363,000	1,391,831
3.63%, 04/01/27	200,000	203,641
4.30%, 03/25/28	576,000	603,538
3.75%, 04/01/30	1,090,000	1,110,549

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
1.88%, 02/28/31	$70,000	$61,715
2.13%, 09/15/31Δ	2,740,000	2,452,196
4.78%, 03/25/38	60,000	65,728
4.13%, 04/01/40	80,000	81,596
2.70%, 08/21/40	360,000	307,869
5.13%, 07/20/45	250,000	283,026
5.05%, 03/25/48	1,530,000	1,737,267
4.25%, 04/01/50	80,000	83,291
CVS Pass-Through Trust
6.94%, 01/10/30	476,223	533,103
CyrusOne LP REIT
2.90%, 11/15/24	1,500,000	1,504,118
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	804,014
Daimler Finance North America LLC
2.55%, 08/15/22 144A	1,700,000	1,706,211
2.70%, 06/14/24 144A	1,900,000	1,886,691
8.50%, 01/18/31	25,000	33,750
Daimler Trucks Finance North America LLC
(Floating, U.S. SOFR + 0.50%), 0.78%, 06/14/23 144A †	2,300,000	2,293,474
Deere & Co.
2.75%, 04/15/25	65,000	64,636
3.10%, 04/15/30	50,000	50,139
3.75%, 04/15/50Δ	480,000	509,810
Dell International LLC
5.45%, 06/15/23	735,000	757,583
5.85%, 07/15/25	25,000	26,706
6.02%, 06/15/26	1,025,000	1,111,267
8.35%, 07/15/46	19,000	27,863
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	2,460,000	2,636,958
4.50%, 10/20/25 144A	700,000	704,618
4.75%, 10/20/28 144A	350,000	353,292
Deutsche Bank AG
3.95%, 02/27/23	1,900,000	1,919,311
Devon Energy Corporation
5.85%, 12/15/25	1,367,000	1,480,697
5.25%, 10/15/27	38,000	39,408
4.50%, 01/15/30	32,000	33,053
5.60%, 07/15/41Δ	477,000	552,286
4.75%, 05/15/42Δ	710,000	752,882
5.00%, 06/15/45Δ	1,240,000	1,355,101
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	2,275,000	2,230,483
2.60%, 11/15/29	225,000	214,734
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	90,002
3.50%, 12/01/29	310,000	307,431
Discover Financial Services
3.75%, 03/04/25	450,000	454,410
Discovery Communications LLC
3.63%, 05/15/30Δ	1,800,000	1,750,885
DISH DBS Corporation
5.88%, 11/15/24	170,000	169,807
7.75%, 07/01/26	150,000	149,212
	Par	Value
5.25%, 12/01/26 144A	$120,000	$114,525
5.75%, 12/01/28 144A	20,000	18,963
5.13%, 06/01/29	140,000	119,406
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	332,817
4.20%, 05/15/28	400,000	414,321
2.65%, 12/01/31Δ	10,000	9,155
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	674,147
3.38%, 04/01/30	225,000	222,260
2.25%, 08/15/31Δ	2,300,000	2,075,009
Duke Energy Corporation
3.75%, 04/15/24	200,000	203,102
3.15%, 08/15/27	550,000	544,961
2.45%, 06/01/30Δ	1,800,000	1,660,764
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	356,251
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,313,204
Duke Realty LP REIT
2.25%, 01/15/32Δ	2,300,000	2,071,192
DuPont de Nemours, Inc.
4.21%, 11/15/23	1,000,000	1,023,796
4.49%, 11/15/25	350,000	364,423
4.73%, 11/15/28	350,000	375,652
DXC Technology Co.
2.38%, 09/15/28	40,000	36,217
East Ohio Gas Co. (The)
1.30%, 06/15/25 144A	35,000	33,071
2.00%, 06/15/30 144A	125,000	111,724
Eaton Corporation
2.75%, 11/02/22	410,000	412,358
4.15%, 11/02/42	200,000	208,632
Ecolab, Inc.
4.80%, 03/24/30	60,000	66,481
2.75%, 08/18/55Δ	68,000	56,396
Emory University
1.57%, 09/01/25	1,600,000	1,529,866
2.14%, 09/01/30	1,170,000	1,098,044
Energy Transfer LP
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 02/15/23ρ Δ ^	60,000	51,525
4.20%, 09/15/23	625,000	633,563
4.50%, 11/01/23	310,000	314,862
4.25%, 04/01/24	100,000	102,006
4.50%, 04/15/24	230,000	235,485
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ ^	280,000	273,350
5.95%, 12/01/25	300,000	321,737
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ Δ ^	60,000	59,118
5.50%, 06/01/27	1,175,000	1,264,131
4.95%, 05/15/28	900,000	933,392
4.95%, 06/15/28	110,000	115,686
5.25%, 04/15/29	1,785,000	1,907,832

	Par	Value
3.75%, 05/15/30	$1,090,000	$1,073,855
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.31%), 7.13%, 05/15/30ρ ^	360,000	351,900
5.30%, 04/01/44	20,000	20,644
5.30%, 04/15/47	125,000	128,942
5.40%, 10/01/47	50,000	52,538
6.00%, 06/15/48Δ	50,000	55,620
6.25%, 04/15/49	590,000	679,627
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,265,477
2.35%, 06/15/32	2,200,000	1,998,275
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	625,217
3.13%, 07/31/29	100,000	98,311
2.80%, 01/31/30	890,000	856,625
7.55%, 04/15/38	50,000	66,519
5.70%, 02/15/42Δ	60,000	70,019
4.85%, 03/15/44	50,000	53,160
4.80%, 02/01/49	30,000	32,129
4.20%, 01/31/50	680,000	677,074
3.70%, 01/31/51Δ	970,000	890,536
3.95%, 01/31/60	120,000	111,980
(Variable, ICE LIBOR USD 3M + 2.57%), 5.38%, 02/15/78^	100,000	92,999
EOG Resources, Inc.
4.15%, 01/15/26	160,000	165,826
4.38%, 04/15/30Δ	40,000	43,369
3.90%, 04/01/35	260,000	267,665
4.95%, 04/15/50Δ	490,000	602,371
EPR Properties REIT
4.75%, 12/15/26	1,265,000	1,267,246
3.60%, 11/15/31	2,300,000	2,089,163
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,731,933
5.50%, 07/15/28	20,000	20,114
EQT Corporation
6.63%, 02/01/25	20,000	21,150
3.13%, 05/15/26 144A	10,000	9,724
3.90%, 10/01/27	440,000	439,375
5.00%, 01/15/29	100,000	103,357
3.63%, 05/15/31 144A	210,000	200,866
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,677,143
1.55%, 03/15/28	2,200,000	1,946,475
3.00%, 07/15/50	10,000	8,183
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,660,834
Exelon Corporation
4.05%, 04/15/30	325,000	335,932
5.63%, 06/15/35	415,000	470,609
4.70%, 04/15/50	25,000	27,586
Expedia Group, Inc.
3.60%, 12/15/23	300,000	302,667
6.25%, 05/01/25 144A	2,054,000	2,197,629
4.63%, 08/01/27Δ	525,000	546,342
3.80%, 02/15/28	300,000	298,986
2.95%, 03/15/31	2,350,000	2,179,629
	Par	Value
Exxon Mobil Corporation
1.57%, 04/15/23Δ	$30,000	$29,919
2.99%, 03/19/25	660,000	663,387
3.04%, 03/01/26	730,000	737,375
3.48%, 03/19/30	580,000	596,050
4.23%, 03/19/40	50,000	53,961
4.11%, 03/01/46	230,000	248,244
4.33%, 03/19/50	190,000	212,821
3.45%, 04/15/51	20,000	19,489
Federal Farm Credit Banks Funding Corporation
2.85%, 03/28/34	2,880,000	2,910,735
3.08%, 03/30/37	1,770,000	1,805,533
Federal Realty Investment Trust REIT
3.50%, 06/01/30Δ	1,900,000	1,868,754
FedEx Corporation
4.05%, 02/15/48	375,000	371,589
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,021,896
Fifth Third Bancorp
2.38%, 01/28/25	375,000	366,836
First-Citizens Bank & Trust Co.
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	550,000	545,249
Fiserv, Inc.
2.75%, 07/01/24	1,900,000	1,895,634
3.20%, 07/01/26	725,000	722,293
4.20%, 10/01/28	375,000	387,361
2.65%, 06/01/30Δ	2,300,000	2,126,127
Florida Power & Light Co.
3.80%, 12/15/42Δ	425,000	432,006
Ford Motor Co.
3.25%, 02/12/32Δ	600,000	536,886
Ford Motor Credit Co. LLC
2.98%, 08/03/22Δ	1,800,000	1,802,898
(Floating, ICE LIBOR USD 3M + 1.24%), 1.74%, 02/15/23†	2,200,000	2,183,661
3.37%, 11/17/23	1,900,000	1,899,240
4.95%, 05/28/27	580,000	590,469
2.90%, 02/16/28	380,000	344,240
2.90%, 02/10/29	200,000	178,424
5.11%, 05/03/29	220,000	221,694
4.00%, 11/13/30	1,220,000	1,150,814
Fox Corporation
4.03%, 01/25/24Δ	480,000	490,321
4.71%, 01/25/29	250,000	267,194
3.50%, 04/08/30Δ	125,000	124,000
5.48%, 01/25/39	250,000	283,714
Freeport-McMoRan, Inc.
3.88%, 03/15/23	10,000	10,122
4.55%, 11/14/24	10,000	10,316
5.45%, 03/15/43	292,000	327,566
GA Global Funding Trust
1.25%, 12/08/23 144A	2,300,000	2,221,831
General Dynamics Corporation
3.25%, 04/01/25	40,000	40,458
3.50%, 05/15/25	40,000	40,739

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 04/01/40	$60,000	$65,692
4.25%, 04/01/50	160,000	180,567
General Electric Co.
6.75%, 03/15/32	44,000	55,546
5.88%, 01/14/38Δ	20,000	24,047
4.35%, 05/01/50	45,000	48,553
General Mills, Inc.
4.20%, 04/17/28	600,000	627,724
General Motors Co.
5.40%, 10/02/23	535,000	553,786
4.00%, 04/01/25	200,000	202,058
6.13%, 10/01/25	190,000	204,148
6.60%, 04/01/36	20,000	23,286
5.15%, 04/01/38	50,000	50,942
5.95%, 04/01/49Δ	300,000	334,622
General Motors Financial Co., Inc.
3.45%, 04/10/22	230,000	230,080
4.30%, 07/13/25	300,000	304,796
4.35%, 01/17/27Δ	560,000	570,349
5.65%, 01/17/29	500,000	541,470
2.70%, 06/10/31	575,000	507,234
3.10%, 01/12/32Δ	100,000	90,004
Gilead Sciences, Inc.
3.70%, 04/01/24Δ	230,000	234,207
4.50%, 02/01/45	275,000	294,141
4.75%, 03/01/46	20,000	22,253
Glencore Funding LLC
3.00%, 10/27/22 144A Δ	10,000	10,040
4.13%, 05/30/23 144A	20,000	20,355
4.13%, 03/12/24 144A	1,155,000	1,171,395
4.63%, 04/29/24 144A	658,000	674,157
1.63%, 04/27/26 144A	525,000	485,554
4.00%, 03/27/27 144A	480,000	482,202
3.88%, 10/27/27 144A	520,000	519,165
2.63%, 09/23/31 144A	1,175,000	1,053,076
3.38%, 09/23/51 144A	80,000	67,523
Global Payments, Inc.
2.65%, 02/15/25	400,000	391,783
2.90%, 05/15/30	1,600,000	1,478,984
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/23/22† ρ	3,000	2,415
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23	250,000	252,326
3.85%, 07/08/24	150,000	152,816
3.50%, 04/01/25	320,000	322,582
4.25%, 10/21/25	820,000	840,862
3.50%, 11/16/26	700,000	703,536
(Floating, ICE LIBOR USD 3M + 1.75%), 2.03%, 10/28/27†	1,800,000	1,866,371
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	2,200,000	2,105,845
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	119,982
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	1,140,000	1,149,898
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29Δ ^	$990,000	$1,014,627
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	1,450,000	1,314,077
6.75%, 10/01/37	110,000	139,000
6.25%, 02/01/41	750,000	971,550
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	54,508
(Variable, U.S. SOFR + 1.47%), 2.91%, 07/21/42Δ ^	150,000	129,647
5.15%, 05/22/45	550,000	616,936
4.75%, 10/21/45	220,000	246,731
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	999,767
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A	175,000	179,511
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	94,193
1.25%, 11/19/27 144A	1,800,000	1,609,958
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	375,000	352,029
Halliburton Co.
3.80%, 11/15/25Δ	26,000	26,581
6.70%, 09/15/38	50,000	63,052
5.00%, 11/15/45	190,000	206,781
HCA, Inc.
5.25%, 04/15/25	120,000	126,429
5.25%, 06/15/26	10,000	10,565
5.38%, 09/01/26Δ	1,600,000	1,681,600
3.13%, 03/15/27 144A Δ	2,100,000	2,055,200
3.50%, 09/01/30	180,000	174,210
5.50%, 06/15/47	50,000	56,639
Healthcare Realty Trust, Inc. REIT
2.05%, 03/15/31Δ	175,000	152,552
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,428,292
Hewlett Packard Enterprise Co.
2.25%, 04/01/23	1,000,000	999,579
4.45%, 10/02/23	1,350,000	1,383,424
4.90%, 10/15/25	915,000	958,848
6.20%, 10/15/35	55,000	63,408
6.35%, 10/15/45	155,000	183,158
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/31 144A Δ	986,000	932,539
3.63%, 02/15/32 144A	407,000	370,038
Home Depot, Inc. (The)
2.50%, 04/15/27Δ	150,000	147,492
3.90%, 12/06/28	270,000	282,935
2.70%, 04/15/30	170,000	164,911
3.30%, 04/15/40	450,000	434,992
4.50%, 12/06/48	35,000	39,494
3.35%, 04/15/50	830,000	785,528
Honeywell International, Inc.
1.35%, 06/01/25Δ	180,000	173,579

	Par	Value
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	$475,000	$425,073
HP, Inc.
4.00%, 04/15/29	1,705,000	1,700,186
6.00%, 09/15/41	20,000	23,384
Humana, Inc.
3.15%, 12/01/22	70,000	70,470
4.50%, 04/01/25Δ	40,000	41,466
3.95%, 03/15/27	150,000	152,602
2.15%, 02/03/32	90,000	79,012
4.63%, 12/01/42Δ	60,000	64,118
4.95%, 10/01/44	70,000	78,916
4.80%, 03/15/47	10,000	11,351
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	560,683
Huntington Ingalls Industries, Inc.
0.67%, 08/16/23 144A	2,500,000	2,427,098
Huntsman International LLC
4.50%, 05/01/29	325,000	335,925
2.95%, 06/15/31	250,000	231,639
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,768,766
Hyundai Capital America
1.00%, 09/17/24 144A	2,300,000	2,165,207
1.65%, 09/17/26 144A	2,300,000	2,099,932
2.75%, 09/27/26	70,000	66,593
Intel Corporation
3.70%, 07/29/25	80,000	81,992
3.75%, 03/25/27	35,000	36,264
1.60%, 08/12/28	250,000	228,363
4.60%, 03/25/40	55,000	61,010
3.73%, 12/08/47	76,000	76,242
4.75%, 03/25/50	160,000	187,184
3.05%, 08/12/51	120,000	107,234
Intercontinental Exchange, Inc.
3.00%, 06/15/50	1,500,000	1,321,154
International Business Machines Corporation
3.00%, 05/15/24	720,000	725,111
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	650,000	591,993
4.38%, 06/01/47	1,000,000	1,003,374
5.00%, 09/26/48	55,000	60,560
Intuit, Inc.
1.35%, 07/15/27	175,000	159,581
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	340,045
IPALCO Enterprises, Inc.
4.25%, 05/01/30	1,800,000	1,805,842
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,802,382
Jackson Financial, Inc.
4.00%, 11/23/51 144A Δ	40,000	33,902
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,920,765	1,804,575
	Par	Value
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	$800,000	$807,885
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24^	770,000	759,798
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,775,000	1,795,808
3.88%, 09/10/24	860,000	879,004
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	1,425,000	1,448,421
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	875,000	845,469
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	637,024
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	460,000	444,241
2.95%, 10/01/26	700,000	695,350
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	894,033
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	2,500,000	2,306,740
4.25%, 10/01/27	780,000	806,476
3.63%, 12/01/27	900,000	903,279
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%, 02/01/28^	4,244,000	4,303,164
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,720,000	1,713,873
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	393,437
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	177,417
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	79,593
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	575,000	533,710
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	300,000	281,230
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	880,000	805,306
4.95%, 06/01/45Δ	400,000	454,318
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	170,000	151,259
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25	60,000	62,069
Keysight Technologies, Inc.
3.00%, 10/30/29	475,000	453,395
Kilroy Realty LP REIT
4.75%, 12/15/28	1,750,000	1,837,659
Kimberly-Clark Corporation
2.88%, 02/07/50Δ	5,000	4,519
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	521,954
3.50%, 09/01/23Δ	2,250,000	2,271,912
4.25%, 09/01/24	980,000	1,004,156
Kinder Morgan, Inc.
4.30%, 03/01/28	60,000	62,293
5.20%, 03/01/48	10,000	10,900
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	34,323

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
L3Harris Technologies, Inc.
5.05%, 04/27/45	$50,000	$56,716
Lear Corporation
5.25%, 05/15/49Δ	35,000	37,681
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	1,040
0.00%, 01/24/13#	2,300,000	11,960
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 05/23/22Ψ ††† ρ #	2,330,000	—
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,511,264
Life Storage LP REIT
3.88%, 12/15/27	900,000	911,961
Lincoln National Corporation
3.05%, 01/15/30	20,000	19,225
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	40,357
3.55%, 01/15/26	310,000	317,701
4.50%, 05/15/36Δ	50,000	55,301
Louisville Gas and Electric Co.
4.25%, 04/01/49	50,000	52,414
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	816,434
4.50%, 04/15/30	110,000	117,845
1.70%, 10/15/30Δ	675,000	590,081
3.00%, 10/15/50	150,000	128,080
Magallanes, Inc.
3.76%, 03/15/27 144A Δ	140,000	139,979
4.05%, 03/15/29 144A	180,000	181,101
4.28%, 03/15/32 144A	1,080,000	1,086,144
5.05%, 03/15/42 144A	70,000	71,547
5.14%, 03/15/52 144A	740,000	758,851
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	126,033
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,500,900
Mars, Inc.
2.70%, 04/01/25 144A	400,000	396,721
3.20%, 04/01/30 144A	475,000	471,358
2.38%, 07/16/40 144A	150,000	125,795
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	1,100,000	1,118,215
4.38%, 03/15/29	500,000	528,987
Martin Marietta Materials, Inc.
3.20%, 07/15/51	1,225,000	1,050,888
Masco Corporation
1.50%, 02/15/28	2,575,000	2,270,911
Mastercard, Inc.
3.30%, 03/26/27Δ	250,000	255,090
3.65%, 06/01/49	30,000	31,138
3.85%, 03/26/50	310,000	329,073
McDonald’s Corporation
3.30%, 07/01/25	170,000	172,092
1.45%, 09/01/25Δ	40,000	38,280
3.50%, 03/01/27	360,000	366,893
3.50%, 07/01/27	390,000	397,064
3.80%, 04/01/28	90,000	92,773
	Par	Value
3.60%, 07/01/30	$160,000	$163,122
6.30%, 03/01/38	50,000	63,793
3.63%, 09/01/49	130,000	124,838
4.20%, 04/01/50	1,230,000	1,288,255
Medtronic, Inc.
3.50%, 03/15/25Δ	10,000	10,212
4.63%, 03/15/45Δ	36,000	41,677
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	358,500
MetLife, Inc.
6.40%, 12/15/36	50,000	54,090
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	2,010,587
Microchip Technology, Inc.
2.67%, 09/01/23	675,000	673,098
Microsoft Corporation
2.88%, 02/06/24Δ	470,000	476,161
2.70%, 02/12/25Δ	120,000	120,852
2.40%, 08/08/26	1,540,000	1,528,713
3.30%, 02/06/27Δ	800,000	821,516
3.45%, 08/08/36	5,000	5,212
2.53%, 06/01/50	18,000	15,595
2.92%, 03/17/52Δ	37,000	34,824
2.68%, 06/01/60	22,000	19,045
3.04%, 03/17/62Δ	108,000	101,235
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	360,183
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	290,000	302,688
Mondelez International, Inc.
1.50%, 05/04/25	670,000	640,692
Morgan Stanley
3.70%, 10/23/24	1,150,000	1,171,340
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	718,107
(Variable, U.S. SOFR + 0.94%), 2.63%, 02/18/26^	2,300,000	2,257,833
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	750,000	725,231
3.63%, 01/20/27	1,475,000	1,489,226
3.95%, 04/23/27	1,675,000	1,705,017
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29Δ ^	220,000	221,911
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	195,000	204,105
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31Δ ^	1,895,000	1,780,445
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,000,000	996,086
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32Δ ^	725,000	624,378
(Variable, U.S. SOFR + 1.20%), 2.51%, 10/20/32^	560,000	506,102
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,530,000	1,314,304
MPLX LP
4.88%, 12/01/24	230,000	238,409
4.88%, 06/01/25	100,000	103,707
4.00%, 03/15/28	50,000	50,961

	Par	Value
4.80%, 02/15/29	$575,000	$612,824
4.50%, 04/15/38	430,000	440,406
4.70%, 04/15/48	1,020,000	1,030,695
5.50%, 02/15/49	595,000	660,963
MPT Operating Partnership LP REIT
5.00%, 10/15/27	60,000	61,080
4.63%, 08/01/29Δ	465,000	461,229
3.50%, 03/15/31	190,000	176,779
National Retail Properties, Inc. REIT
3.90%, 06/15/24	255,000	259,242
3.60%, 12/15/26	250,000	250,999
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	383,306
Nationwide Financial Services, Inc.
3.90%, 11/30/49 144A	55,000	54,720
Nature Conservancy (The)
0.94%, 07/01/26	25,000	22,787
1.30%, 07/01/28	25,000	22,101
NetApp, Inc.
1.88%, 06/22/25	1,700,000	1,627,573
2.38%, 06/22/27	45,000	42,962
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	186,944
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28	965,000	891,078
2.25%, 06/01/30	1,900,000	1,741,682
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,056,560
Nielsen Finance LLC
5.88%, 10/01/30 144A	83,000	83,294
NIKE, Inc.
2.40%, 03/27/25	140,000	139,156
2.75%, 03/27/27	20,000	19,924
3.25%, 03/27/40	110,000	107,348
3.38%, 03/27/50	270,000	269,110
NiSource, Inc.
3.49%, 05/15/27	1,475,000	1,472,809
3.60%, 05/01/30	100,000	99,324
3.95%, 03/30/48	450,000	431,606
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	1,986,924
Northrop Grumman Corporation
2.93%, 01/15/25Δ	870,000	872,704
3.25%, 01/15/28	900,000	901,681
5.25%, 05/01/50	180,000	225,215
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	470,072
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	373,679
3.85%, 09/30/47 144A	250,000	245,041
Novartis Capital Corporation
2.20%, 08/14/30	70,000	65,804
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	623,068
	Par	Value
3.38%, 02/15/29 144A	$318,000	$283,244
3.63%, 02/15/31 144A Δ	850,000	748,888
NVIDIA Corporation
2.85%, 04/01/30	350,000	344,787
3.50%, 04/01/40	830,000	837,977
3.50%, 04/01/50Δ	870,000	882,001
3.70%, 04/01/60	460,000	468,174
Occidental Petroleum Corporation
6.95%, 07/01/24	290,000	311,883
5.55%, 03/15/26Δ	435,000	461,613
3.40%, 04/15/26Δ	500,000	497,703
3.20%, 08/15/26	260,000	255,867
3.00%, 02/15/27Δ	150,000	146,938
7.88%, 09/15/31	280,000	349,874
6.45%, 09/15/36	205,000	241,203
4.63%, 06/15/45	130,000	126,380
6.60%, 03/15/46	220,000	258,965
4.40%, 04/15/46Δ	60,000	57,115
4.10%, 02/15/47Δ	260,000	241,020
4.20%, 03/15/48	80,000	74,943
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	40,000	34,949
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,513,929
ONEOK, Inc.
6.35%, 01/15/31	1,600,000	1,853,795
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	10,000	9,502
Oracle Corporation
3.90%, 05/15/35	60,000	56,542
3.85%, 07/15/36	70,000	64,576
3.60%, 04/01/40	400,000	347,828
4.00%, 07/15/46	375,000	333,707
Otis Worldwide Corporation
2.06%, 04/05/25	130,000	126,697
2.29%, 04/05/27Δ	200,000	188,718
2.57%, 02/15/30	25,000	23,397
Owl Rock Capital Corporation
2.88%, 06/11/28	2,200,000	1,922,905
Pacific Gas and Electric Co.
1.75%, 06/16/22	2,900,000	2,897,012
1.70%, 11/15/23	2,200,000	2,145,741
3.40%, 08/15/24	600,000	594,927
3.15%, 01/01/26	1,300,000	1,253,355
2.95%, 03/01/26	800,000	761,220
2.10%, 08/01/27	370,000	333,083
4.55%, 07/01/30Δ	1,800,000	1,788,806
2.50%, 02/01/31	610,000	527,033
3.30%, 08/01/40Δ	165,000	135,400
3.50%, 08/01/50Δ	70,000	56,554
Pacific Life Global Funding II
1.20%, 06/24/25 144A	1,700,000	1,592,652
PacifiCorp
4.15%, 02/15/50	60,000	62,759

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Paramount Global
6.88%, 04/30/36	$20,000	$24,530
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	29,913
PayPal Holdings, Inc.
1.35%, 06/01/23	220,000	219,440
1.65%, 06/01/25	1,805,000	1,737,448
2.65%, 10/01/26Δ	2,775,000	2,733,553
2.30%, 06/01/30Δ	300,000	279,663
PepsiCo, Inc.
0.75%, 05/01/23	300,000	295,841
2.25%, 03/19/25	20,000	19,805
2.63%, 03/19/27Δ	30,000	29,849
1.63%, 05/01/30	250,000	225,090
2.88%, 10/15/49	100,000	92,933
Phillips 66
3.70%, 04/06/23	1,475,000	1,496,336
3.85%, 04/09/25Δ	100,000	102,107
1.30%, 02/15/26	175,000	163,780
3.90%, 03/15/28	65,000	66,170
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,424,124
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	65,004
2.15%, 01/15/31	290,000	261,720
Plains All American Pipeline LP
3.85%, 10/15/23	1,625,000	1,639,518
Post Holdings, Inc.
5.50%, 12/15/29 144A Δ	350,000	337,306
PPG Industries, Inc.
1.20%, 03/15/26	35,000	32,450
Prime Security Services Borrower LLC
3.38%, 08/31/27 144A	770,000	705,470
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	84,497
Procter & Gamble Co. (The)
2.80%, 03/25/27	75,000	75,131
2.85%, 08/11/27	40,000	40,087
3.00%, 03/25/30	130,000	130,888
Progress Energy, Inc.
7.75%, 03/01/31	350,000	448,908
Public Storage REIT
1.85%, 05/01/28	70,000	64,500
0.50%, 09/09/30(E)	2,000,000	1,931,375
QUALCOMM, Inc.
3.45%, 05/20/25	20,000	20,324
4.65%, 05/20/35	60,000	67,062
Range Resources Corporation
5.00%, 03/15/23	322,000	324,737
4.88%, 05/15/25	10,000	10,139
Raymond James Financial, Inc.
4.65%, 04/01/30Δ	75,000	79,475
Raytheon Technologies Corporation
3.15%, 12/15/24	120,000	120,640
3.95%, 08/16/25	530,000	547,124
3.50%, 03/15/27	550,000	558,305
4.13%, 11/16/28	665,000	696,089
	Par	Value
2.25%, 07/01/30Δ	$540,000	$500,884
4.50%, 06/01/42	90,000	99,603
4.05%, 05/04/47Δ	375,000	387,430
Realty Income Corporation REIT
4.63%, 11/01/25Δ	600,000	628,420
3.95%, 08/15/27	150,000	154,288
3.40%, 01/15/28	625,000	624,112
3.25%, 01/15/31	1,800,000	1,770,178
2.85%, 12/15/32	800,000	757,092
Regency Centers LP REIT
2.95%, 09/15/29	775,000	739,319
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,303,637
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	65,713
RELX Capital, Inc.
3.50%, 03/16/23	300,000	302,707
Republic Services, Inc.
2.50%, 08/15/24	190,000	188,139
Roche Holdings, Inc.
2.61%, 12/13/51 144A	820,000	711,906
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	518,583
Ross Stores, Inc.
4.60%, 04/15/25	65,000	67,636
Rush Obligated Group
3.92%, 11/15/29	400,000	409,141
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	400,000	409,427
5.63%, 03/01/25	450,000	476,078
5.00%, 03/15/27	425,000	449,942
4.20%, 03/15/28	300,000	308,636
4.50%, 05/15/30Δ	1,600,000	1,675,753
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,444,401
salesforce.com, Inc.
3.25%, 04/11/23	300,000	303,891
San Diego Gas & Electric Co.
2.95%, 08/15/51	2,300,000	2,031,178
Santander Holdings U.S.A., Inc.
4.50%, 07/17/25	60,000	61,391
3.24%, 10/05/26Δ	1,100,000	1,073,874
SBA Communications Corporation REIT
3.13%, 02/01/29	598,000	544,748
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,165,437
2.33%, 01/15/28 144A	2,300,000	2,181,705
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	190,000	193,256
3.90%, 05/17/28 144A	317,000	320,689
Sempra Energy
3.40%, 02/01/28	275,000	274,616
ServiceNow, Inc.
1.40%, 09/01/30	675,000	574,452
Sherwin-Williams Co. (The)
3.13%, 06/01/24Δ	700,000	704,858
3.45%, 06/01/27	350,000	351,334

	Par	Value
2.95%, 08/15/29	$475,000	$458,580
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	2,046,802
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,848,882
4.20%, 03/01/29	400,000	414,706
4.88%, 03/01/49	55,000	58,708
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,073,576
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,402,140
3.70%, 04/30/30	40,000	40,170
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	298,907
Southern Copper Corporation
5.25%, 11/08/42	2,310,000	2,618,131
5.88%, 04/23/45Δ	200,000	244,875
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	508,440
Southern Power Co.
0.90%, 01/15/26Δ	2,200,000	2,018,131
4.95%, 12/15/46	50,000	53,036
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	63,539
Southwestern Energy Co.
5.38%, 02/01/29	10,000	10,139
5.38%, 03/15/30	70,000	71,236
4.75%, 02/01/32	120,000	120,017
Spectra Energy Partners LP
3.50%, 03/15/25	65,000	65,426
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,487,415
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	953,493	932,726
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,238,094
4.00%, 07/15/29	750,000	759,388
Sprint Capital Corporation
8.75%, 03/15/32	60,000	80,933
Starbucks Corporation
3.80%, 08/15/25	625,000	638,990
2.55%, 11/15/30	1,900,000	1,772,297
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	62,156
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	236,914
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	135,517
1.65%, 10/15/27	275,000	250,218
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,923,828
Sutter Health
2.29%, 08/15/30	215,000	194,750
Sysco Corporation
6.60%, 04/01/40Δ	675,000	885,355
	Par	Value
Tallgrass Energy Partners LP
6.00%, 12/31/30 144A	$10,000	$9,719
Targa Resources Corporation
4.20%, 02/01/33	330,000	333,472
Targa Resources Partners LP
5.88%, 04/15/26	350,000	361,174
6.50%, 07/15/27	355,000	374,099
5.00%, 01/15/28	70,000	71,051
5.50%, 03/01/30	120,000	124,775
4.88%, 02/01/31	70,000	70,795
4.00%, 01/15/32	30,000	28,907
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	60,491
4.90%, 09/15/44 144A	520,000	575,351
Tenet Healthcare Corporation
4.38%, 01/15/30 144A	10,000	9,612
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	1,430,000	1,343,393
Texas Instruments, Inc.
1.75%, 05/04/30	120,000	109,342
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,541,764
Time Warner Cable LLC
6.55%, 05/01/37	90,000	103,726
7.30%, 07/01/38	880,000	1,070,745
5.88%, 11/15/40	300,000	323,182
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	1,027,027
8.38%, 07/15/33	390,000	510,013
TJX Cos., Inc. (The)
2.25%, 09/15/26	40,000	38,915
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	1,495,000	1,506,427
1.50%, 02/15/26	400,000	373,622
3.75%, 04/15/27	2,325,000	2,342,488
2.05%, 02/15/28	1,025,000	938,037
3.38%, 04/15/29	170,000	161,925
3.88%, 04/15/30	2,915,000	2,930,343
2.55%, 02/15/31	1,570,000	1,426,161
3.50%, 04/15/31Δ	260,000	245,060
3.50%, 04/15/31 144A	190,000	179,083
2.70%, 03/15/32 144A Δ	610,000	555,667
3.00%, 02/15/41	365,000	309,509
3.40%, 10/15/52 144A	380,000	324,551
Toyota Motor Credit Corporation
3.00%, 04/01/25	35,000	35,083
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	880,000	1,009,655
3.25%, 05/15/30	870,000	849,698
TransDigm, Inc.
6.38%, 06/15/26	350,000	353,605
7.50%, 03/15/27	300,000	309,530
4.63%, 01/15/29	130,000	121,711

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Tronox, Inc.
4.63%, 03/15/29 144A	$1,225,000	$1,148,382
Tyson Foods, Inc.
4.00%, 03/01/26	65,000	66,683
U.S. Bancorp
1.45%, 05/12/25	2,380,000	2,277,459
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ ^	775,000	703,313
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,166,837
2.10%, 08/01/32	150,000	129,562
Union Pacific Corporation
3.75%, 07/15/25	210,000	215,373
3.95%, 09/10/28	60,000	63,050
2.80%, 02/14/32	725,000	696,984
2.89%, 04/06/36	670,000	627,408
3.84%, 03/20/60	480,000	484,266
3.75%, 02/05/70	80,000	78,333
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	609,697	559,969
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	609,697	579,346
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,925,156	1,995,925
United Airlines, Inc.
4.38%, 04/15/26 144A	210,000	206,850
4.63%, 04/15/29 144A	310,000	295,190
United Parcel Service, Inc.
3.90%, 04/01/25	40,000	41,225
United Rentals North America, Inc.
3.88%, 02/15/31Δ	60,000	56,645
3.75%, 01/15/32	190,000	177,508
UnitedHealth Group, Inc.
2.38%, 10/15/22	40,000	40,198
3.50%, 06/15/23	90,000	91,207
3.75%, 07/15/25	45,000	46,319
1.25%, 01/15/26	90,000	84,726
2.00%, 05/15/30Δ	690,000	635,933
2.30%, 05/15/31	50,000	47,027
2.75%, 05/15/40	700,000	631,001
4.25%, 06/15/48	215,000	236,172
4.45%, 12/15/48	50,000	56,573
3.70%, 08/15/49	170,000	173,279
2.90%, 05/15/50	290,000	258,280
3.88%, 08/15/59Δ	190,000	196,755
3.13%, 05/15/60Δ	30,000	26,822
University of Chicago (The)
5.42%, 10/01/30	100,000	111,563
Utah Acquisition Sub, Inc.
2.25%, 11/22/24(E)	1,500,000	1,686,202
3.95%, 06/15/26	1,700,000	1,689,391
Valero Energy Corporation
2.85%, 04/15/25	600,000	593,456
Vanguard Group, Inc. (The)
3.05%, 08/22/50†††	390,000	335,012
	Par	Value
Ventas Realty LP REIT
4.40%, 01/15/29	$30,000	$31,587
3.00%, 01/15/30Δ	1,700,000	1,629,421
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 144A	200,000	191,581
Verizon Communications, Inc.
2.63%, 08/15/26	280,000	274,139
3.00%, 03/22/27	70,000	69,296
2.10%, 03/22/28	405,000	378,292
4.33%, 09/21/28	2,018,000	2,131,957
3.88%, 02/08/29Δ	660,000	687,385
3.15%, 03/22/30	1,465,000	1,442,665
1.75%, 01/20/31Δ	250,000	218,315
2.55%, 03/21/31	4,360,000	4,056,741
2.36%, 03/15/32 144A	6,241,000	5,647,490
4.50%, 08/10/33	430,000	462,500
5.25%, 03/16/37	530,000	619,267
2.65%, 11/20/40	1,250,000	1,066,550
3.40%, 03/22/41	80,000	75,208
3.85%, 11/01/42	40,000	40,084
4.13%, 08/15/46	380,000	391,846
4.86%, 08/21/46Δ	290,000	334,113
5.50%, 03/16/47	40,000	50,127
4.00%, 03/22/50	160,000	163,059
2.88%, 11/20/50Δ	1,250,000	1,048,284
2.99%, 10/30/56Δ	746,000	616,723
Vertiv Group Corporation
4.13%, 11/15/28 144A	100,000	91,380
Visa, Inc.
3.15%, 12/14/25	450,000	455,502
2.05%, 04/15/30	270,000	252,280
4.15%, 12/14/35	60,000	65,384
2.70%, 04/15/40	270,000	246,080
4.30%, 12/14/45	460,000	517,727
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,850,000	1,833,829
VMware, Inc.
4.65%, 05/15/27Δ	700,000	734,378
3.90%, 08/21/27	500,000	507,350
1.80%, 08/15/28	225,000	200,016
2.20%, 08/15/31	600,000	529,199
Volkswagen Group of America Finance LLC
3.13%, 05/12/23 144A	1,600,000	1,611,836
Voya Financial, Inc.
5.70%, 07/15/43	170,000	201,569
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50Δ	65,000	63,533
Walmart, Inc.
3.70%, 06/26/28Δ	55,000	57,475
1.50%, 09/22/28	150,000	137,946
1.80%, 09/22/31	80,000	72,893
5.25%, 09/01/35	30,000	36,364
Walt Disney Co. (The)
3.70%, 09/15/24Δ	625,000	638,721
2.20%, 01/13/28Δ	1,300,000	1,237,408
2.65%, 01/13/31	400,000	382,505
6.65%, 11/15/37	150,000	200,386

	Par	Value
Waste Management, Inc.
1.15%, 03/15/28	$250,000	$223,897
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	769,262
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 1.23%), 1.53%, 10/31/23† Δ	600,000	602,822
4.48%, 01/16/24	396,000	408,019
3.75%, 01/24/24	1,325,000	1,349,694
3.55%, 09/29/25Δ	2,000,000	2,027,598
3.00%, 04/22/26	900,000	892,131
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	1,540,000	1,486,585
4.10%, 06/03/26	440,000	451,543
3.00%, 10/23/26	2,210,000	2,181,609
(Variable, ICE LIBOR USD 3M + 1.17%), 3.20%, 06/17/27^	30,000	29,633
4.30%, 07/22/27Δ	1,780,000	1,850,573
4.15%, 01/24/29	645,000	669,761
(Variable, U.S. SOFR + 1.43%), 2.88%, 10/30/30^	410,000	390,129
(Variable, U.S. SOFR + 4.03%), 4.48%, 04/04/31Δ ^	420,000	445,296
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	150,000	145,941
5.38%, 11/02/43	190,000	221,212
4.65%, 11/04/44	70,000	74,724
4.90%, 11/17/45	370,000	409,938
4.40%, 06/14/46	370,000	385,191
4.75%, 12/07/46	260,000	283,738
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	3,450,000	4,112,709
Welltower, Inc. REIT
4.25%, 04/01/26	898,000	924,040
3.10%, 01/15/30	65,000	62,668
Western Digital Corporation
4.75%, 02/15/26	30,000	30,501
Western Midstream Operating LP
(Floating, 1.85% - ICE LIBOR USD 3M), 1.84%, 01/13/23†	80,000	79,209
3.60%, 02/01/25	220,000	218,856
4.50%, 03/01/28	60,000	61,313
4.55%, 02/01/30	780,000	777,539
5.45%, 04/01/44	75,000	76,191
5.30%, 03/01/48	65,000	64,473
5.50%, 08/15/48	160,000	158,288
5.75%, 02/01/50	130,000	126,992
Weyerhaeuser Co. REIT
3.38%, 03/09/33	275,000	268,244
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	304,502
7.50%, 01/15/31	100,000	124,480
7.75%, 06/15/31	585,000	735,013
8.75%, 03/15/32	181,000	246,378
5.75%, 06/24/44	160,000	184,781
Workday, Inc.
3.50%, 04/01/27	445,000	445,188
3.70%, 04/01/29	515,000	516,614
	Par	Value
3.80%, 04/01/32	$455,000	$454,697
WP Carey, Inc. REIT
4.60%, 04/01/24	1,160,000	1,190,516
4.00%, 02/01/25	105,000	107,331
3.85%, 07/15/29	900,000	912,283
WR Grace Holdings LLC
4.88%, 06/15/27 144A Δ	730,000	715,181
WRKCo, Inc.
3.75%, 03/15/25	500,000	505,630
4.00%, 03/15/28Δ	1,100,000	1,121,969
WW Grainger, Inc.
4.60%, 06/15/45	55,000	60,665
Xerox Holdings Corporation
5.00%, 08/15/25 144A	1,240,000	1,255,984
XPO Logistics, Inc.
6.25%, 05/01/25 144A	50,000	51,740
Zoetis, Inc.
2.00%, 05/15/30	1,900,000	1,706,158
Total Corporate Bonds (Cost $703,323,991)		678,645,212
FOREIGN BONDS — 12.6%
Argentina — 0.1%
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	32,319
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	1,614,303	544,844
(Step to 1.50% on 07/09/22), 1.13%, 07/09/35 STEP	451,796	138,322
(Step to 3.50% on 07/09/22), 2.50%, 07/09/41 STEP	810,000	287,072
		1,002,557
Australia — 0.1%
APT Pipelines, Ltd.
4.20%, 03/23/25 144A	60,000	60,890
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	170,000	202,417
Commonwealth Bank of Australia
3.90%, 07/12/47 144A Δ	110,000	114,571
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	750,000	661,577
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	1,175,000	1,071,995
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	175,000	167,607
Rio Tinto Finance U.S.A., Ltd.
5.20%, 11/02/40	25,000	30,013
Westpac Banking Corporation
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	176,212

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	$275,000	$271,534
		2,756,816
Austria — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31	660,000	622,525
3.13%, 01/15/32	320,000	284,029
		906,554
Brazil — 0.1%
Brazilian Government International Bond
4.63%, 01/13/28Δ	280,000	281,239
5.63%, 01/07/41Δ	340,000	330,126
5.00%, 01/27/45	1,650,000	1,472,642
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	115,387
6.88%, 11/21/36	484,000	584,754
		2,784,148
Canada — 0.6%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	402,912
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	74,813
Bank of Montreal
1.85%, 05/01/25Δ	500,000	480,889
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	98,961
Bank of Nova Scotia (The)
1.30%, 06/11/25Δ	270,000	254,664
Barrick Gold Corporation
5.25%, 04/01/42	560,000	650,140
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	622,260
Brookfield Finance, Inc.
4.85%, 03/29/29	60,000	64,057
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	270,000	265,061
Canadian National Railway Co.
2.45%, 05/01/50Δ	35,000	28,593
Canadian Pacific Railway Co.
2.45%, 12/02/31Δ	400,000	372,017
3.00%, 12/02/41	30,000	27,051
3.10%, 12/02/51Δ	370,000	328,085
Cenovus Energy, Inc.
6.75%, 11/15/39Δ	50,000	61,926
CGI, Inc.
1.45%, 09/14/26 144A	2,300,000	2,116,371
Enbridge, Inc.
(Floating, U.S. SOFR + 0.40%), 0.61%, 02/17/23† Δ	1,800,000	1,798,531
2.50%, 08/01/33	850,000	756,369
GFL Environmental, Inc.
3.75%, 08/01/25 144A Δ	1,025,000	1,007,744
Hudbay Minerals, Inc.
6.13%, 04/01/29 144A Δ	20,000	20,630
	Par	Value
Royal Bank of Canada
1.60%, 04/17/23	$430,000	$428,079
1.15%, 06/10/25	260,000	245,660
1.15%, 07/14/26	70,000	64,266
Suncor Energy, Inc.
2.80%, 05/15/23	225,000	225,461
3.10%, 05/15/25	475,000	472,307
Teck Resources, Ltd.
3.90%, 07/15/30Δ	275,000	275,033
6.00%, 08/15/40	10,000	11,512
6.25%, 07/15/41	55,000	65,919
Toronto-Dominion Bank (The)
0.75%, 06/12/23	500,000	491,107
1.15%, 06/12/25	260,000	245,661
		11,956,079
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31Δ	1,800,000	1,690,254
China — 0.3%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	1,175,000	1,172,097
2.88%, 02/15/25 144A	800,000	768,891
2.13%, 02/21/26 144A	2,500,000	2,285,692
4.25%, 04/15/26 144A	125,000	123,445
Baidu, Inc.
3.43%, 04/07/30	400,000	384,571
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	160,628
Huarong Finance II Co., Ltd.
4.88%, 11/22/26	200,000	198,500
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A Δ	15,000	15,099
4.50%, 03/15/23 144A	20,000	20,152
5.50%, 02/15/24 144A	60,000	61,453
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	400,696
Tencent Holdings, Ltd.
3.84%, 04/22/51 144A	910,000	791,277
		6,382,501
Colombia — 0.1%
Colombia Government International Bond
3.25%, 04/22/32Δ	250,000	209,342
4.13%, 02/22/42	650,000	509,444
5.63%, 02/26/44	1,080,000	981,688
Ecopetrol SA
5.88%, 05/28/45Δ	1,360,000	1,194,039
		2,894,513
Denmark — 0.2%
Danske Bank A/S
5.38%, 01/12/24 144A	340,000	350,706
1.23%, 06/22/24 144A	280,000	267,011

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	$220,000	$216,900
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,666,510
Jyske Realkredit A/S
1.50%, 10/01/53(D) †††	9,983,574	1,318,657
Realkredit Danmark A/S
1.50%, 10/01/53(D) †††	5,972,905	801,203
		4,620,987
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	170,000	159,589
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,148
France — 0.8%
Altice France SA
5.50%, 10/15/29 144A	250,000	224,660
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	934,690
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ ^	200,000	207,350
3.38%, 01/09/25 144A	450,000	448,021
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	450,000	459,674
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,703,551
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	706,612
4.40%, 08/14/28 144A	1,340,000	1,365,272
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,614,234
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	437,175
BPCE SA
4.00%, 09/12/23 144A	750,000	760,865
4.63%, 09/12/28 144A	375,000	387,345
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	329,848
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	793,446
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	311,775
4.38%, 03/17/25	275,000	278,499
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,913,791
4.13%, 01/10/27 144A	450,000	454,894
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	245,813
	Par	Value
Danone SA
2.59%, 11/02/23 144A	$2,350,000	$2,348,452
2.95%, 11/02/26 144A	310,000	308,647
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,538,898
XLIT, Ltd.
4.45%, 03/31/25	349,000	359,015
		18,132,527
Germany — 0.6%
Commerzbank AG
(Variable, 6.36% - EUR Swap Rate 5Y), 6.13%, 10/09/25(E) ρ ^	400,000	455,033
Deutsche Bank AG
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,055,126
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25^	2,500,000	2,500,366
4.10%, 01/13/26	65,000	65,928
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,629,070
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	417,670
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	1,700,000	1,763,438
(Variable, U.S. SOFR + 3.04%), 3.55%, 09/18/31^	1,900,000	1,794,654
(Variable, U.S. SOFR + 1.72%), 3.04%, 05/28/32^	560,000	504,147
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,500,000	1,690,498
		12,875,930
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A Δ	200,000	204,028
Indonesia — 0.2%
Indonesia Government International Bond
3.85%, 07/18/27 144A	500,000	522,283
3.50%, 01/11/28	450,000	462,256
5.25%, 01/08/47 144A	200,000	228,625
4.35%, 01/11/48	1,000,000	1,035,851
3.70%, 10/30/49	1,180,000	1,140,104
3.05%, 03/12/51Δ	700,000	634,266
3.35%, 03/12/71	240,000	203,985
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31 144A Δ	590,000	564,778
		4,792,148
Ireland — 0.4%
AerCap Ireland Capital DAC
4.63%, 07/01/22	550,000	553,087
3.30%, 01/23/23	525,000	526,754

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.88%, 01/16/24	$350,000	$354,882
3.15%, 02/15/24	330,000	324,896
6.50%, 07/15/25	290,000	307,343
2.45%, 10/29/26	1,785,000	1,653,552
3.00%, 10/29/28	1,480,000	1,367,713
3.30%, 01/30/32	1,375,000	1,241,721
AIB Group PLC
4.75%, 10/12/23 144A	950,000	966,924
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250,000	268,986
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	902,985
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	625,000	573,073
		9,041,916
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	371,080
Israel — 0.6%
Bank of Israel Bill - Makam
0.01%, 04/06/22(ZC) Ω	7,000,000	2,193,930
0.00%, 09/07/22(ZC) ⌂	5,700,000	1,788,719
0.00%, 10/07/22(ZC) ⌂	15,800,000	4,957,212
Israel Government International Bond
3.25%, 01/17/28	1,500,000	1,547,044
2.75%, 07/03/30	2,060,000	2,042,595
3.38%, 01/15/50	430,000	408,500
		12,938,000
Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	580,948
3.38%, 01/12/23 144A	220,000	220,550
5.02%, 06/26/24 144A	1,310,000	1,321,319
3.25%, 09/23/24 144A	1,400,000	1,387,334
5.71%, 01/15/26 144A Δ	200,000	204,566
UniCredit SpA
7.83%, 12/04/23 144A	3,100,000	3,295,904
		7,010,621
Japan — 1.1%
Aircastle, Ltd.
5.25%, 08/11/25 144A	10,000	10,196
4.25%, 06/15/26	30,000	29,556
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,192,327
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	2,100,000	1,969,664
3.74%, 03/07/29	35,000	35,362
4.29%, 07/26/38	30,000	31,478
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.99%), 1.23%, 07/10/24†	1,700,000	1,707,864
	Par	Value
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	$1,600,000	$1,535,470
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	2,038,070
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	330,000	329,430
3.52%, 09/17/25 144A Δ	3,210,000	3,149,894
4.35%, 09/17/27 144A	770,000	760,167
4.81%, 09/17/30 144A	2,200,000	2,185,509
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	243,128
Panasonic Corporation
2.54%, 07/19/22 144A	1,302,000	1,303,901
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 144A	2,375,000	2,423,771
2.45%, 09/27/24	1,600,000	1,573,106
1.90%, 09/17/28	2,300,000	2,063,141
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/30	700,000	632,734
		24,214,768
Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/36 144A	200,000	179,816
2.94%, 09/30/40	940,000	851,352
		1,031,168
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	192,739
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,190,000	1,240,682
Luxembourg — 0.0%
ArcelorMittal SA
7.00%, 10/15/39	70,000	82,337
Mexico — 1.1%
Mexican Bonos
10.00%, 12/05/24(M)	10,630,000	553,822
7.75%, 11/13/42(M)	245,995,200	11,537,410
8.00%, 11/07/47(M)	78,860,000	3,783,385
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	344,538
5.50%, 07/31/47	200,000	176,607
5.50%, 07/31/47 144A	270,000	238,419
Mexico Government International Bond
2.66%, 05/24/31	760,000	694,032
4.75%, 04/27/32Δ	2,300,000	2,441,795
3.50%, 02/12/34	2,411,000	2,247,028
6.05%, 01/11/40	330,000	374,933
3.77%, 05/24/61	702,000	569,627

	Par	Value
Orbia Advance Corporation SAB de CV
1.88%, 05/11/26 144A	$550,000	$516,186
2.88%, 05/11/31 144A	520,000	461,237
Petroleos Mexicanos
6.88%, 08/04/26	200,000	209,477
6.63%, 06/15/35	19,000	17,064
5.50%, 06/27/44	170,000	128,489
6.38%, 01/23/45	370,000	296,692
		24,590,741
Netherlands — 1.0%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	204,724
(Variable, 4.67% - EUR Swap Rate 5Y), 4.38%, 09/22/25(E) ρ Δ ^	400,000	444,929
Cooperatieve Rabobank UA
4.38%, 08/04/25	670,000	681,472
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A Δ ^	810,000	756,872
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	280,000	279,369
Enel Finance International NV
1.88%, 07/12/28 144A Δ	1,150,000	1,038,851
2.88%, 07/12/41 144A	2,300,000	1,905,154
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	528,125
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,655,264
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	926,212
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	427,168
Lukoil Securities BV
3.88%, 05/06/30 144A	210,000	111,937
3.88%, 05/06/30	630,000	335,812
Lundin Energy Finance BV
2.00%, 07/15/26 144A	650,000	606,205
LYB International Finance BV
4.88%, 03/15/44	60,000	64,033
NXP BV
2.70%, 05/01/25 144A	1,870,000	1,814,509
3.88%, 06/18/26 144A	1,500,000	1,506,807
3.40%, 05/01/30 144A	250,000	242,687
2.50%, 05/11/31 144A	1,200,000	1,079,636
Petrobras Global Finance BV
5.30%, 01/27/25	356,000	372,356
6.00%, 01/27/28Δ	1,290,000	1,355,990
6.85%, 06/05/15π	550,000	516,818
Prosus NV
3.68%, 01/21/30 144A	200,000	175,452
3.06%, 07/13/31 144A	1,430,000	1,189,953
	Par	Value
4.03%, 08/03/50 144A	$220,000	$166,538
3.83%, 02/08/51 144A Δ	420,000	307,129
Shell International Finance BV
3.25%, 05/11/25	45,000	45,519
2.88%, 05/10/26	360,000	361,110
3.88%, 11/13/28	40,000	41,681
2.75%, 04/06/30	1,600,000	1,553,935
4.55%, 08/12/43	120,000	133,864
4.38%, 05/11/45	660,000	714,920
4.00%, 05/10/46	330,000	345,559
3.25%, 04/06/50	310,000	292,151
Syngenta Finance NV
5.18%, 04/24/28 144A	200,000	206,896
		22,389,637
Nigeria — 0.1%
Nigeria Government International Bond
7.14%, 02/23/30	690,000	652,085
8.75%, 01/21/31	210,000	212,172
7.88%, 02/16/32	520,000	494,200
		1,358,457
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	2,000,000	2,067,596
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	590,000	522,628
4.50%, 04/16/50	250,000	247,538
4.50%, 04/01/56	280,000	274,702
		1,044,868
Paraguay — 0.0%
Paraguay Government International Bond
3.85%, 06/28/33 144A	240,000	232,200
Peru — 0.3%
Peruvian Government International Bond
8.20%, 08/12/26	7,000,000	2,056,105
6.35%, 08/12/28(ZB)	6,100,000	1,655,348
2.78%, 01/23/31	1,330,000	1,255,520
5.63%, 11/18/50Δ	330,000	420,232
2.78%, 12/01/60Δ	10,000	7,851
3.23%, 07/28/21~	50,000	38,140
		5,433,196
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	1,380,000	1,417,924
Qatar — 0.4%
Qatar Energy
2.25%, 07/12/31 144A	680,000	627,283
3.13%, 07/12/41 144A	630,000	574,778

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.30%, 07/12/51 144A	$640,000	$589,284
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	568,887
3.38%, 03/14/24	1,700,000	1,726,979
4.00%, 03/14/29 144A Δ	660,000	706,106
5.10%, 04/23/48	1,000,000	1,225,579
4.82%, 03/14/49 144A	1,520,000	1,806,085
		7,824,981
Romania — 0.3%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,670,000	2,603,084
3.62%, 05/26/30(E) 144A	510,000	552,831
3.00%, 02/14/31 144A	130,000	120,521
2.00%, 01/28/32(E) 144A	70,000	64,591
2.00%, 04/14/33(E)	2,400,000	2,141,571
3.38%, 01/28/50(E) 144A	60,000	53,377
3.38%, 01/28/50(E)	70,000	62,273
4.00%, 02/14/51 144A	280,000	244,158
		5,842,406
Russia — 0.0%
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q) †††	52,440,000	32,271
7.75%, 09/16/26(Q) †††	9,710,000	5,975
8.15%, 02/03/27(Q) †††	87,410,000	53,791
7.05%, 01/19/28(Q) †††	110,471,000	67,982
6.90%, 05/23/29(Q) †††	455,677,000	280,417
7.25%, 05/10/34(Q) †††	48,570,000	29,889
7.70%, 03/16/39(Q) †††	135,260,000	83,237
		553,562
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,800,866
Singapore — 0.0%
Greenko Power II, Ltd.
4.30%, 12/13/28 144A Δ	200,000	187,550
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28Δ	280,000	271,317
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	900,594
Korea Development Bank (The)
2.00%, 02/24/25Δ	220,000	215,089
		1,115,683
Spain — 0.3%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 1.36%, 04/12/23†	200,000	201,113
3.85%, 04/12/23	400,000	405,437
2.75%, 05/28/25	4,500,000	4,389,988
3.31%, 06/27/29	400,000	388,035
2.75%, 12/03/30	200,000	176,314
	Par	Value
Cellnex Finance Co. SA
1.25%, 01/15/29(E) Δ	$500,000	$484,773
Telefonica Emisiones SA
5.21%, 03/08/47	400,000	430,303
		6,475,963
Supranational — 0.1%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	250,000	231,288
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	2,324,525
		2,555,813
Sweden — 0.0%
Samhallsbyggnadsbolaget i Norden AB
(Variable, 3.23% - EUR Swap Rate 5Y), 2.63%, 12/14/25(E) ρ Δ ^	565,000	529,248
Swedbank AB
1.30%, 06/02/23 144A	330,000	325,580
		854,828
Switzerland — 0.8%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	231,257
2.95%, 04/09/25	665,000	658,205
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.24%), 4.21%, 06/12/24 144A ^	2,100,000	2,119,334
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	241,696
(Variable, USD ICE Swap Rate 5Y + 4.33%), 7.25%, 09/12/25 144A ρ Δ ^	400,000	404,560
4.55%, 04/17/26	1,140,000	1,160,842
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	573,492
4.28%, 01/09/28 144A	1,800,000	1,799,993
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	2,525,000	2,467,496
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	955,000	943,759
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A Δ ^	755,000	682,159
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	1,300,000	1,313,705
UBS AG
4.50%, 06/26/48 144A	280,000	311,094
UBS Group AG
3.49%, 05/23/23 144A	2,480,000	2,483,723
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	200,000	200,339
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	876,964
4.13%, 09/24/25 144A	440,000	448,594

	Par	Value
4.25%, 03/23/28 144A	$760,000	$776,193
		17,693,405
Taiwan — 0.0%
TSMC Global, Ltd.
2.25%, 04/23/31 144A	200,000	183,198
Turkey — 0.1%
Turkey Government International Bond
5.25%, 03/13/30	200,000	169,108
5.95%, 01/15/31	200,000	173,027
5.88%, 06/26/31	200,000	171,340
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	930,403	779,688
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	200,000	204,371
6.50%, 01/08/26 144A	200,000	191,926
		1,689,460
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	410,000	412,223
3.13%, 10/11/27 144A	500,000	513,717
3.13%, 04/16/30 144A	1,500,000	1,535,709
3.88%, 04/16/50 144A	2,500,000	2,623,652
DP World, Ltd.
5.63%, 09/25/48 144A	620,000	672,888
		5,758,189
United Kingdom — 1.5%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	699,671
4.00%, 09/11/27 144A	220,000	220,819
Barclays Bank PLC
1.70%, 05/12/22	200,000	200,112
7.63%, 11/21/22	415,000	425,516
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	777,631
3.25%, 02/12/27(U)	1,100,000	1,448,431
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	1,843,675
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,450,000	1,506,610
BP Capital Markets PLC
3.81%, 02/10/24	330,000	337,028
3.54%, 11/04/24	60,000	60,993
3.51%, 03/17/25	330,000	336,532
British Telecommunications PLC
9.63%, 12/15/30	45,000	61,504
CK Hutchison International 21, Ltd.
2.50%, 04/15/31 144A	200,000	184,629
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	127,928
HSBC Holdings PLC
(Floating, ICE LIBOR USD 3M + 1.00%), 1.49%, 05/18/24†	300,000	301,064
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	$625,000	$628,254
4.25%, 08/18/25	220,000	222,695
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	1,050,000	989,052
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	352,157
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	300,000	301,208
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	310,000	319,411
4.95%, 03/31/30	400,000	427,974
(Variable, U.S. SOFR + 1.41%), 2.87%, 11/22/32^	330,000	300,375
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33Δ ^	580,000	596,698
6.50%, 09/15/37	120,000	146,545
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,371,140
Lloyds Banking Group PLC
3.90%, 03/12/24	210,000	213,316
4.38%, 03/22/28	2,400,000	2,456,117
4.55%, 08/16/28	230,000	237,557
NatWest Group PLC
2.50%, 03/22/23(E)	1,400,000	1,587,484
(Floating, ICE LIBOR USD 3M + 1.47%), 1.98%, 05/15/23†	1,300,000	1,301,349
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	429,622
3.88%, 09/12/23	579,000	585,135
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,238,922
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,229,681
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	198,521
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	1,900,000	1,896,911
Royalty Pharma PLC
1.20%, 09/02/25	1,700,000	1,565,646
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,087,963
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	161,915
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	136,668
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	1,900,000	1,816,357
Vedanta Resources Finance II PLC
8.95%, 03/11/25 144A	200,000	194,761
Virgin Media Secured Finance PLC
5.50%, 05/15/29 144A	210,000	208,762
Vmed O2 UK Financing I PLC
4.75%, 07/15/31 144A	220,000	207,679

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Vodafone Group PLC
4.13%, 05/30/25	$65,000	$66,996
4.38%, 05/30/28	340,000	356,229
6.15%, 02/27/37	10,000	12,005
		32,377,248
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31Δ	410,000	447,798
Total Foreign Bonds (Cost $298,709,393)		271,457,976
LOAN AGREEMENTS — 0.5%
1011778 B.C. Unlimited Liability Co. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 10/01/26†	117,600	115,285
Ali Group S.R.L. Term Loan B
0.00%, 02/01/27† Σ	150,000	148,063
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.96%, 05/01/26†	216,061	213,946
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.46%, 04/29/26†	262,472	259,472
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.71%, 02/15/28†	238,200	233,734
athenahealth Group, Inc. Initial DDTL
0.00%, 10/22/26† ≈	152,174	150,842
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 4.00%, 11/30/23†	897,826	889,970
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 11/03/24†	178,200	176,704
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 10/16/26†	138,600	136,370
Brown Group Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.50%, 0.50% Floor), 3.51%, 01/29/26†	319,144	315,486
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.50% Floor), 3.58%, 04/30/26†	308,450	300,933
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 03/20/28†	152,300	151,896
	Par	Value
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 10/08/28†	$128,359	$127,459
Clarios Global LP Amendment No. 1 Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.71%, 10/13/28†	608,332	601,641
Cloudera, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 0.50% Floor), 4.25%, 12/01/27†	220,000	217,663
CSC Holdings LLC October 2018 Incremental Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.65%, 01/26/28†	129,003	127,390
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.46%, 06/07/28†	431,200	428,714
Delta Topco, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 01/13/29†	466,250	459,674
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 11/16/25†	138,600	136,521
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%), 4.76%, 11/19/26†	402,413	397,950
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.46%, 07/03/24†	85,624	84,589
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.46%, 12/09/25†	98,322	98,153
Froneri International Limited Facility B2
(Floating, ICE LIBOR USD 1M + 2.25%), 2.71%, 10/02/25†	265,950	261,676
Genesee & Wyoming Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 3.01%, 11/05/28†	58,950	58,388
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 5.25%, 02/15/29†	598,366	595,281
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 12/30/26†	68,355	67,754

	Par	Value
Hudson River Trading LLC Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 3.43%, 03/01/27†	$327,525	$323,056
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.46%, 01/29/27†	167,519	166,755
II-VI, Inc. Term Loan B
0.00%, 12/22/27† Σ	520,000	517,400
INEOS Styrolution Group GmbH 2026 Tranche B Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 07/31/27†	159,200	156,673
Jane Street Group LLC Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 3.21%, 03/15/26†	44,055	43,550
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 02/15/29†	227,945	224,009
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 4.20%, 01/15/26†	137,463	136,869
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.73%, 09/18/26†	427,600	426,493
Rackspace Technology Global, Inc. 2021 Term B Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 08/01/25†	178,200	175,177
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 08/27/25†	19,869	19,585
Setanta Aircraft Leasing DAC Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 3.01%, 12/08/28†	680,000	670,936
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.71%, 06/22/26†	39,596	38,983
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 04/30/25†	348,218	345,265
Univision Communications, Inc. 2021 Replacement Converted First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.75% Floor), 4.00%, 02/04/27†	109,423	108,967
Verscend Holding Corporation Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.46%, 02/18/27†	207,884	207,624
	Par	Value
VFH Parent LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 3.50%, 12/01/27†	$280,000	$277,784
Total Loan Agreements (Cost $10,670,944)		10,594,680
MORTGAGE-BACKED SECURITIES — 31.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 1.19%, 09/15/34 144A †	1,200,000	1,195,297
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	705,388
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 0.39%, 03/17/39(U) †	523,292	661,306
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 0.84%, 09/25/46†	194,251	190,639
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 2.33%, 09/25/45†	29,085	29,103
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,240,824
AREIT Trust, Series 2020-CRE4, Class A
(Floating, U.S. 30-Day Average SOFR + 2.73%, 2.62% Floor), 2.78%, 04/15/37 144A †	199,528	199,314
AREIT Trust, Series 2021-CRE5, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.48%, 07/17/26 144A †	2,800,000	2,745,722
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.45%, 09/15/38 144A †	2,300,000	2,260,595
Banc of America Funding Trust, Series 2005-D, Class A1
2.73%, 05/25/35† γ	226,985	231,769
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
2.45%, 07/25/34† γ	25,028	25,136
BANK, Series 2017-BNK9, Class XA
0.77%, 11/15/54† IO γ	9,527,331	334,757
BANK, Series 2018-BNK10, Class D
2.60%, 02/15/61 144A	200,000	158,561

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BANK, Series 2018-BNK14, Class D
3.00%, 09/15/60 144A	$250,000	$201,158
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	79,056
BANK, Series 2021-BN32, Class A5
2.64%, 04/15/54	1,200,000	1,136,292
BANK, Series 2021-BN32, Class C
3.37%, 04/15/54	300,000	277,534
BANK, Series 2021-BN34, Class A5
2.44%, 06/15/63	1,500,000	1,401,266
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,150,000	1,084,246
BANK, Series 2022-BNK39, Class A4
2.93%, 02/15/55	1,850,000	1,788,439
BANK, Series 2022-BNK40, Class A4
3.51%, 03/15/64	2,100,000	2,118,798
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,604,063
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	390,000	370,027
BBCMS Mortgage Trust, Series 2017-C1, Class D
3.49%, 02/15/50 144A † γ	200,000	170,797
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,800,266
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,758,149
BBCMS Mortgage Trust, Series 2021-C12, Class A5
2.69%, 11/15/54	1,900,000	1,800,583
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	600,000	553,412
BBCMS Mortgage Trust, Series 2021-C9, Class C
3.19%, 02/15/54	300,000	274,522
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
2.63%, 05/25/35† γ	82,056	81,782
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
2.50%, 02/25/33† γ	4,140	4,242
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
2.73%, 01/26/36† γ	263,865	222,889
Bellemeade Re, Ltd., Series 2021-2A, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 1.60%, 06/25/31 144A †	310,000	302,994
	Par	Value
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	$1,800,000	$1,865,957
Benchmark Mortgage Trust, Series 2020-B20, Class XA
1.62%, 10/15/53† IO γ	3,494,189	327,286
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.29%, 08/15/54† IO γ	3,868,220	337,518
Benchmark Mortgage Trust, Series 2021-B31, Class A5
2.67%, 12/15/54	1,640,000	1,552,171
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.65%, 09/15/36 144A †	2,300,000	2,266,497
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.40%, 10/15/36 144A †	1,249,500	1,227,930
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, ICE LIBOR USD 1M + 0.73%, 0.73% Floor), 1.13%, 10/15/36 144A †	2,300,000	2,246,729
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class E
2.50%, 11/15/52 144A	550,000	414,890
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
2.48%, 02/19/34† γ	139,383	143,217
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.11% Floor), 1.33%, 11/15/36 144A †	310,000	309,141
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	371,493
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D
3.11%, 04/10/48 144A	550,000	502,628
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class D
3.25%, 04/14/50 144A	150,000	119,089
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E
2.75%, 12/15/72 144A	330,000	252,703
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,399,775

	Par	Value
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.58%, 10/15/36 144A †	$2,300,000	$2,267,268
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.30%, 11/15/37 144A †	648,774	641,858
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	50,349
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	40,028
COMM Mortgage Trust, Series 2013-CR12, Class C
5.06%, 10/10/46† γ	20,000	19,348
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	388,201
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A † γ	160,000	160,226
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,407,117
COMM Mortgage Trust, Series 2015-DC1, Class C
4.33%, 02/10/48† γ	80,000	76,695
COMM Mortgage Trust, Series 2017-COR2, Class C
4.59%, 09/10/50† γ	500,000	495,698
COMM Mortgage Trust, Series 2019-GC44, Class D
2.50%, 08/15/57 144A	450,000	349,212
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	941,582
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 2.86%, 04/25/31 144A †	79,916	79,949
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 2.76%, 08/25/31 144A †	78,625	78,652
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 1.65%, 10/25/41 144A †	279,000	269,921
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 1.75%, 12/25/41 144A †	245,000	232,244
	Par	Value
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 3.10%, 01/25/42 144A †	$430,000	$420,520
CRSNT Trust, Series 2021-MOON, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 1.22%, 04/15/36 144A †	2,500,000	2,465,271
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D
4.92%, 11/15/51 144A † γ	300,000	272,942
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	760,573
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class C
3.73%, 03/15/54† γ	300,000	286,319
CSMC Trust, Series 2010-16, Class B9
2.89%, 06/25/50 144A † γ	2,123,618	1,806,959
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	1,065,030	1,048,177
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A	1,637,225	1,606,893
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	498,357
CSMC, Series 2020-FACT, Class D
(Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor), 4.11%, 10/15/37 144A †	670,000	670,129
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,957,668	1,863,760
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	650,000	621,302
CSMC, Series 2021-ADV, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.80%, 07/15/38 144A †	2,600,000	2,543,265
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A † γ	187,568	181,469
CSWF, Series 2021-SOP2, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.36%, 06/15/34 144A †	1,969,308	1,935,147
DBJPM Mortgage Trust, Series 2016-C1, Class D
3.33%, 05/10/49 144A † γ	500,000	364,040
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
3.10%, 02/25/36† γ	514,334	413,238
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	3,400,000	3,209,201

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.10%, 11/15/38 144A †	$840,000	$824,670
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 0.76% Floor), 1.15%, 10/15/38 144A †	1,100,000	1,078,718
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 1.19%, 06/15/44(U) †	1,201,472	1,541,050
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.48%, 07/15/38 144A †	7,404,429	7,326,101
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 3.31%, 11/25/29†	561,140	571,248
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.71%, 07/25/30†	125,588	126,652
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 2.61%, 10/25/30†	128,901	129,508
Federal Home Loan Mortgage Corporation
2.50%,	399,960	399,960
8.00%, 08/01/24	205	214
5.50%, 02/01/27	10,044	10,685
4.50%, 10/01/29	840	872
7.50%, 11/01/29	1,695	1,872
7.50%, 12/01/29	1,863	2,059
(Floating, 2.23% - U.S. Treasury Yield Curve Rate CMT 1Y, 2.23% Floor, 11.36% Cap), 2.23%, 07/01/31†	2,214	2,214
7.50%, 11/01/31	6,575	6,601
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.60% Cap), 2.23%, 04/01/32†	224	224
3.00%, 10/01/32	55,279	55,872
3.50%, 08/01/33	347,188	348,856
5.00%, 08/01/33	2,193	2,376
5.00%, 09/01/33	359	389
5.00%, 10/01/33	1,181	1,276
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 2.55%, 03/01/34†	587	589
5.00%, 12/01/34	26,308	28,327
5.50%, 05/01/35	116,971	124,762
	Par	Value
5.00%, 07/01/35	$1,749	$1,895
5.00%, 11/01/35	57,592	62,424
5.50%, 11/01/35	11,195	12,171
5.00%, 12/01/35	5,203	5,567
5.00%, 02/01/37	5,154	5,587
5.50%, 07/01/37	13,107	14,446
3.50%, 01/01/38	276,163	282,786
3.00%, 04/01/38	48,606	48,416
5.50%, 04/01/38	3,113	3,436
7.00%, 03/01/39	7,519	8,467
6.50%, 09/01/39	15,438	16,716
4.00%, 02/01/41	18,849	19,742
2.50%, 04/01/41	86,023	83,186
5.00%, 06/01/41	947	1,018
2.00%, 09/01/41	1,149,794	1,083,361
1.50%, 10/01/41	77,580	70,351
1.50%, 11/01/41	19,538	17,718
3.50%, 10/01/42	57,005	58,318
4.00%, 10/01/42	19,291	20,108
3.50%, 11/01/42	114,073	116,297
3.50%, 12/01/42	11,133	11,335
3.50%, 01/01/43	16,545	16,835
3.50%, 02/01/43	91,472	93,266
4.00%, 04/01/43	56,535	58,929
3.50%, 05/01/43	204,225	208,539
4.00%, 05/01/43	27,389	28,670
4.00%, 06/01/43	33,893	35,459
4.00%, 07/01/43	115,669	120,979
4.00%, 08/01/43	48,996	51,427
4.50%, 12/01/43	377,718	405,251
3.50%, 02/01/44	27,391	27,807
4.50%, 02/01/44	284,255	303,953
4.50%, 03/01/44	77,378	81,953
3.50%, 03/01/45	265,015	271,107
4.00%, 12/01/45	147,148	153,401
3.50%, 06/01/46	29,203	29,780
4.00%, 09/01/46	160,134	165,925
4.50%, 01/01/47	50,876	52,820
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.13%, 03/01/47†	389,738	387,210
3.50%, 04/01/47	4,453,885	4,528,291
3.50%, 06/01/47	28,080	28,535
4.00%, 07/01/47	200,830	207,856
4.00%, 08/01/47	56,674	58,103
3.00%, 09/01/47	658,784	655,193
3.50%, 09/01/47	308,535	312,690
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47†	310,292	312,792
3.50%, 03/01/48	53,270	53,902
4.00%, 03/01/48	33,686	34,761
3.50%, 06/01/48	170,011	172,269
4.00%, 06/01/48	1,303,854	1,351,082
4.00%, 07/01/48	499,500	512,255
4.50%, 08/01/48	658,752	695,540
5.00%, 08/01/48	79,514	84,128

	Par	Value
3.00%, 09/01/48	$93,327	$92,334
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	1,128,937	1,134,471
4.00%, 04/01/49	178,911	184,803
3.00%, 09/01/49	2,476,252	2,444,255
4.50%, 09/01/49	360,813	375,069
3.50%, 12/01/49	307,625	309,331
4.50%, 12/01/49	571,675	594,651
3.00%, 01/01/50	57,232	56,255
(Floating, ICE LIBOR USD 1Y + 1.62%, 1.62% Floor, 8.09% Cap), 3.09%, 02/01/50†	156,784	157,690
4.00%, 03/01/50	68,174	69,929
4.50%, 05/01/50	263,715	274,110
2.00%, 11/01/50	441,200	411,045
2.50%, 12/01/50	602,530	577,033
3.00%, 12/01/50	3,003,495	2,958,331
2.50%, 01/01/51	508,472	486,427
2.00%, 02/01/51	1,253,075	1,168,355
2.50%, 02/01/51	174,050	166,384
2.00%, 03/01/51	1,556,134	1,449,810
2.50%, 03/01/51	290,363	277,985
2.00%, 04/01/51	736,060	685,828
2.00%, 05/01/51	2,528,610	2,357,877
2.50%, 05/01/51	92,967	89,695
2.50%, 07/01/51	2,287,437	2,190,863
2.50%, 08/01/51	954,684	916,289
2.00%, 09/01/51	190,935	177,696
2.50%, 09/01/51	4,907,206	4,696,316
3.00%, 10/01/51	195,577	192,621
2.00%, 11/01/51	591,121	549,944
2.50%, 11/01/51	2,263,083	2,172,950
2.50%, 01/01/52	691,029	665,174
3.00%, 01/01/52	493,393	484,496
2.50%, 02/01/52	298,469	286,705
2.50%, 03/01/52	199,590	191,019
4.50%, 03/01/52	245,703	252,607
2.50%, 04/01/52	999,900	999,900
2.50%, 05/01/52	999,900	956,860
4.50%, 05/01/52	999,900	1,028,000
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	79,701	87,252
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 0.90%, 06/15/37†	53,703	54,115
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 5.83%, 01/15/40† IO	114,656	16,452
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.55%, 10/15/41† IO	47,655	6,456
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 6.09%, 12/15/41† IO	$137,941	$22,574
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.60%, 08/15/42† IO	87,336	13,727
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	122,571	19,705
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	104,802	101,222
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	98,155	4,363
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	37,718	1,618
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.55%, 02/15/44† IO	47,477	6,588
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.60%, 05/15/44† IO	47,275	6,971
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.57%, 04/15/41† IO γ	60,924	2,542
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 0.55%, 07/15/40†	168,265	169,490
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	280,053	274,419
3.00%, 06/15/48	183,362	179,668
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	129,413	126,528
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 0.46%, 08/15/40†	663,908	661,329
(Floating, ICE LIBOR USD 1M + 0.35%), 0.46%, 10/15/40†	609,434	610,748
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	580,750	95,373
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	182,398	30,939
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	363,119	50,877

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	$81,355	$11,898
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	371,895	61,739
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	680,739	96,539
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, ICE LIBOR USD 1M + 5.10%), 5.56%, 06/25/50 144A †	165,320	171,384
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, ICE LIBOR USD 1M + 6.00%), 6.46%, 08/25/50 144A †	176,000	185,269
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 4.90%, 10/25/50 144A †	720,000	732,995
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 1.75%, 01/25/34 144A †	200,000	196,996
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.00%), 3.10%, 08/25/33 144A †	970,000	849,341
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.00%), 1.10%, 01/25/42 144A †	625,000	614,395
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.60%, 12/15/46† IO	201,506	29,383
Federal National Mortgage Association
5.50%, 09/01/23	1,156	1,168
5.50%, 10/01/23	315	318
2.81%, 04/01/25	50,000	50,003
	Par	Value
5.50%, 05/01/25	$32	$32
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 1.47%, 07/01/27†	3,054	3,069
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.79% Cap), 2.26%, 08/01/27†	3,653	3,658
(Floating, Enterprise 11th District COFI Index + 1.29%, 1.32% Floor, 10.61% Cap), 1.47%, 11/01/27 CONV †	5,746	5,774
3.08%, 01/01/28	140,000	141,835
3.16%, 05/01/29	144,413	147,204
3.25%, 05/01/29	19,744	20,230
2.79%, 08/01/29	500,000	498,130
3.47%, 03/01/30	19,707	20,352
2.26%, 04/01/30	384,590	371,205
(Floating, 2.38% - U.S. Treasury Yield Curve Rate CMT 1Y, 2.38% Floor, 10.63% Cap), 2.38%, 06/01/30 CONV †	7,952	7,958
2.93%, 06/01/30	19,339	19,398
8.00%, 10/01/30	5,299	5,876
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 2.63%, 12/01/30 CONV †	1,330	1,330
4.50%, 04/01/31	18,401	19,180
4.50%, 05/01/31	72,608	75,508
4.50%, 06/01/31	22,099	22,982
4.50%, 11/01/31	32,446	33,786
6.00%, 11/01/31	1,432	1,580
4.50%, 12/01/31	46,370	48,283
6.00%, 01/01/32	44,162	47,197
2.15%, 02/01/32† γ	40,000	37,644
6.00%, 03/01/32	1,642	1,755
6.00%, 04/01/32	79,812	85,394
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.25% Floor, 10.95% Cap), 1.47%, 06/01/32†	5,309	5,331
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.21% Cap), 1.48%, 08/01/32†	5,402	5,424
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 2.38%, 02/01/33†	745	744
(Floating, Enterprise 11th District COFI Index + 1.32%, 1.32% Floor, 11.99% Cap), 1.48%, 05/01/33†	5,359	5,392
5.00%, 07/01/33	10,217	10,860
5.00%, 09/01/33	12,676	13,709
3.50%, 05/01/34	79,325	81,240
6.00%, 10/01/34	22,497	24,027

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 1.80%, 12/01/34†	$11,130	$11,125
3.50%, 12/01/34	17,025	17,243
3.50%, 01/01/35	17,855	18,084
6.00%, 05/01/35	119,832	128,482
3.00%, 07/01/35	22,711	22,651
6.00%, 07/01/35	32,856	35,259
5.50%, 09/01/35	21,989	23,374
5.00%, 10/01/35	35,579	38,149
6.00%, 10/01/35	11,470	12,719
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 1.47%, 11/01/35†	2,232	2,234
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.86%, 1.86% Floor, 8.94% Cap), 1.88%, 11/01/35†	10,278	10,739
6.00%, 11/01/35	74,527	80,010
1.50%, 12/01/35	88,959	84,495
3.00%, 02/01/36	331,411	330,801
3.00%, 04/01/36	267,468	266,975
5.50%, 04/01/36	1,476	1,540
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.92% Floor, 12.86% Cap), 3.96%, 05/01/36†	14,779	15,877
3.00%, 07/01/36	507,290	506,143
3.00%, 08/01/36	202,541	202,397
2.50%, 09/01/36	118,994	115,123
3.00%, 10/01/36	1,019,236	1,019,756
5.50%, 11/01/36	29,472	32,285
3.00%, 12/01/36	431,783	431,578
3.50%, 02/01/37	74,340	75,291
3.50%, 03/01/37	61,470	62,158
5.50%, 03/01/37	1,753	1,887
6.00%, 07/01/37	310,016	343,219
6.50%, 10/01/37	36,949	39,721
7.00%, 10/01/37	540	552
7.00%, 11/01/37	3,203	3,338
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.28% Floor, 10.70% Cap), 1.47%, 12/01/37†	9,690	9,732
3.00%, 12/01/37	57,962	57,855
3.50%, 12/01/37	93,276	95,614
7.00%, 12/01/37	2,058	2,192
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.19%, 1.27% Floor, 10.58% Cap), 1.47%, 01/01/38†	2,945	2,953
2.50%, 03/01/38	425,907	412,567
4.50%, 03/01/38	3,158	3,306
4.50%, 04/01/38	21,171	22,452
5.00%, 04/01/38	33,699	36,487
3.00%, 06/01/38	245,846	245,408
5.00%, 06/01/38	33,120	35,821
5.50%, 08/01/38	20,088	22,173
7.00%, 11/01/38	8,091	8,984
7.00%, 02/01/39	3,517	3,977
	Par	Value
3.50%, 08/01/39	$62,314	$63,099
6.00%, 12/01/39	127,722	142,793
3.50%, 02/01/40	168,944	173,763
3.00%, 03/01/40	243,397	243,307
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.68% Cap), 1.50%, 06/01/40†	13,455	13,820
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.74% Cap), 1.50%, 10/01/40†	2,143	2,160
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.57% Cap), 1.50%, 10/01/40†	37,872	38,192
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.17%, 1.25% Floor, 10.25% Cap), 1.47%, 11/01/40†	5,696	5,720
2.50%, 03/01/41	90,222	88,177
2.50%, 04/01/41	644,222	627,122
4.50%, 04/01/41	53,018	56,433
2.50%, 05/01/41	736,996	713,601
6.00%, 07/01/41	111,250	124,329
4.50%, 08/01/41	21,600	22,995
2.00%, 10/01/41	979,231	931,149
4.50%, 11/01/41	80,900	85,749
4.00%, 06/01/42	20,205	20,746
3.50%, 09/01/42	19,987	20,433
4.00%, 10/01/42	72,961	76,250
2.50%, 11/01/42	11,577	11,170
4.00%, 11/01/42	795,644	833,221
2.50%, 12/01/42	5,733	5,523
3.00%, 12/01/42	9,017	8,977
3.50%, 12/01/42	36,853	37,596
4.00%, 12/01/42	46,827	48,834
2.50%, 01/01/43	8,170	7,889
3.00%, 01/01/43	165,954	165,471
3.50%, 01/01/43	626,818	640,789
2.50%, 02/01/43	11,310	10,909
2.50%, 03/01/43	706,801	681,774
3.00%, 03/01/43	119,719	119,482
3.50%, 03/01/43	297,874	303,940
2.50%, 04/01/43	857,538	824,401
3.00%, 04/01/43	180,609	180,392
4.00%, 04/01/43	27,223	28,458
2.50%, 05/01/43	13,167	12,626
3.00%, 05/01/43	109,441	109,311
2.50%, 06/01/43	13,937	13,402
3.00%, 06/01/43	34,214	34,145
4.00%, 06/01/43	249,784	261,428
3.00%, 07/01/43	295,433	294,986
4.00%, 07/01/43	268,198	280,597
2.50%, 08/01/43	129,456	123,723
4.00%, 08/01/43	78,113	81,664
4.50%, 09/01/43	189,711	199,587
2.50%, 10/01/43	23,464	22,634
4.50%, 10/01/43	74,710	80,157
4.50%, 11/01/43	48,012	51,008

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 12/01/43	$74,974	$79,546
4.50%, 01/01/44	43,333	46,036
4.50%, 02/01/44	189,371	197,715
3.50%, 08/01/44	86,133	87,866
4.50%, 10/01/44	177,072	188,434
4.00%, 01/01/45	68,320	71,338
4.50%, 02/01/45	611,368	650,947
4.50%, 04/01/45	295,230	314,451
4.50%, 05/01/45	36,142	38,406
4.50%, 06/01/45	262,213	277,220
3.00%, 11/01/45	553,069	550,019
3.50%, 01/01/46	185,387	188,909
3.00%, 05/01/46	280,595	278,633
3.00%, 07/01/46	290,629	289,021
3.00%, 08/01/46	443,740	441,140
3.00%, 09/01/46	70,106	69,652
3.00%, 10/01/46	38,422	38,147
3.00%, 11/01/46	973,007	966,435
3.50%, 11/01/46	25,325	25,651
4.50%, 11/01/46	248,948	261,656
5.00%, 11/01/46	435,458	463,102
3.50%, 12/01/46	152,246	154,557
4.00%, 01/01/47	599,860	624,126
4.50%, 01/01/47	25,501	26,591
3.50%, 02/01/47	1,584,092	1,607,844
4.00%, 02/01/47	62,401	64,919
3.50%, 03/01/47	260,252	263,982
4.50%, 03/01/47	347,994	364,905
4.00%, 04/01/47	48,979	50,703
3.50%, 05/01/47	221,528	225,057
4.00%, 05/01/47	52,645	54,448
4.50%, 06/01/47	545,972	574,759
3.50%, 07/01/47	59,607	60,459
4.50%, 07/01/47	501,301	526,698
4.00%, 08/01/47	423,785	440,302
3.00%, 09/01/47	704,261	700,101
3.50%, 09/01/47	9,405,661	9,547,603
3.50%, 10/01/47	10,497,367	10,643,195
3.50%, 11/01/47	13,598,290	13,792,690
4.50%, 11/01/47	137,772	145,060
3.50%, 12/01/47	13,334,461	13,517,025
4.00%, 12/01/47	251,763	261,124
4.00%, 01/01/48	294,552	305,222
3.50%, 02/01/48	708,554	718,812
4.00%, 02/01/48	832,578	861,162
4.00%, 03/01/48	605,276	625,119
4.00%, 06/01/48	377,898	391,545
4.00%, 07/01/48	701,197	725,923
4.50%, 07/01/48	185,562	194,840
3.50%, 08/01/48	3,294,864	3,340,950
4.00%, 08/01/48	1,826,591	1,892,366
4.50%, 09/01/48	350,057	369,287
5.00%, 09/01/48	724,918	781,893
4.00%, 10/01/48	70,557	73,003
3.50%, 11/01/48	307,228	312,115
4.00%, 11/01/48	92,022	95,297
5.00%, 11/01/48	1,662,915	1,784,543
4.00%, 01/01/49	26,867	27,724
	Par	Value
4.50%, 01/01/49	$272,380	$283,226
4.50%, 02/01/49	66,850	69,454
4.00%, 05/01/49	45,642	47,323
4.50%, 05/01/49	984,808	1,023,751
3.50%, 06/01/49	293,574	297,269
4.50%, 06/01/49	690,921	716,324
4.50%, 07/01/49	495,526	515,082
3.00%, 09/01/49	740,047	727,572
4.50%, 09/01/49	80,797	83,731
4.00%, 10/01/49	39,867	41,172
3.00%, 12/01/49	695,501	684,862
4.00%, 12/01/49	138,294	142,837
3.00%, 02/01/50	2,138,025	2,123,823
3.00%, 03/01/50	285,628	280,775
4.50%, 03/01/50	7,534	7,746
3.00%, 04/01/50	1,319,604	1,300,717
4.50%, 05/01/50	754,198	781,061
3.00%, 06/01/50	708,007	695,999
4.50%, 06/01/50	80,166	82,419
4.50%, 07/01/50	40,795	42,268
2.00%, 08/01/50	77,562	72,297
3.00%, 08/01/50	123,757	121,557
3.50%, 08/01/50	75,377	75,872
2.00%, 09/01/50	79,064	73,696
2.50%, 09/01/50	91,429	87,668
2.50%, 11/01/50	272,667	261,489
3.00%, 11/01/50	121,677	119,566
2.50%, 12/01/50	86,620	82,952
4.00%, 12/01/50	63,813	65,560
4.50%, 12/01/50	618,416	641,481
2.00%, 01/01/51	450,530	419,667
2.50%, 01/01/51	86,145	82,509
2.00%, 02/01/51	1,346,937	1,254,773
2.50%, 02/01/51	770,129	736,766
4.50%, 02/01/51	1,746,686	1,797,150
2.00%, 03/01/51	4,834,979	4,504,064
2.50%, 03/01/51	1,124,479	1,075,824
2.00%, 04/01/51	2,713,322	2,526,940
2.50%, 04/01/51	278,398	266,794
2.50%, 05/01/51	275,128	263,287
2.50%, 06/01/51	724,103	694,755
2.50%, 07/01/51	861,607	826,798
2.00%, 08/01/51	287,307	267,206
2.50%, 08/01/51	383,427	368,031
3.00%, 08/01/51	735,099	727,075
2.50%, 09/01/51	4,351,128	4,169,568
3.00%, 09/01/51	94,392	92,758
2.00%, 10/01/51	292,883	272,393
2.50%, 10/01/51	678,192	650,307
2.00%, 11/01/51	98,815	91,879
2.50%, 11/01/51	390,835	375,573
3.00%, 11/01/51	194,173	192,251
2.50%, 12/01/51	293,010	280,426
3.00%, 12/01/51	195,803	193,865
2.00%, 01/01/52	590,070	548,828
2.50%, 01/01/52	1,487,747	1,427,005
3.00%, 01/01/52	791,762	780,163
2.00%, 02/01/52	992,328	923,862

	Par	Value
2.50%, 02/01/52	$2,382,997	$2,279,593
3.00%, 02/01/52	199,337	196,702
2.00%, 03/01/52	497,499	463,808
2.50%, 03/01/52	798,656	764,246
3.00%, 03/01/52	1,888,439	1,869,811
2.50%, 04/01/52	100,000	95,707
2.50%, 05/01/52	1,899,810	1,815,662
4.00%, 02/01/56	312,298	327,926
5.50%, 09/01/56	451,391	503,403
4.00%, 01/01/57	203,794	213,992
4.00%, 06/01/57	304,750	319,181
4.50%, 09/01/57	499,963	533,832
4.50%, 08/01/58	137,393	146,688
Federal National Mortgage Association ACES, Series 2015-M1
0.51%, 09/25/24† IO γ	2,515,481	22,677
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	56,960	56,902
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	96,602	97,936
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	275,353	275,191
Federal National Mortgage Association ACES, Series 2020-M33
2.25%, 01/25/31† IO γ	7,099,640	889,722
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	91,058	89,247
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	85,318	4,236
4.50%, 11/25/39 IO	16,683	2,705
3.50%, 11/25/41 IO	58,527	6,088
4.00%, 11/25/41 IO	77,740	14,377
4.00%, 04/25/42 IO	142,402	23,127
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 0.92%, 10/18/30†	3,765	3,775
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	236,963	258,951
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.29%, 03/25/37† IO	250,746	38,049
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	$142,260	$151,756
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	472,203	511,045
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.09%, 10/25/41† IO	195,591	24,827
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	38,220	1,289
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	12,940	14,607
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.69%, 12/25/42† IO	55,789	9,078
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	43,443	49,383
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	2,264	2,395
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 6.04%, 04/25/42† IO	57,071	9,207
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	61,391	67,440
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.19%, 02/25/41† IO	462	2
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.19%, 03/25/42† IO	77,545	8,553

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 6.14%, 07/25/42† IO	$14,386	$2,067
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.49%, 12/25/43† IO	218,409	31,828
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	56,205	7,904
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	373,323	22,990
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	151,194	21,865
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.69%, 06/25/43† IO	93,243	15,557
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	277,342	297,753
6.50%, 07/25/42	115,586	129,442
Federal National Mortgage Association REMIC, Series 2014-47
1.61%, 08/25/44† IO γ	185,940	8,757
Federal National Mortgage Association REMIC, Series 2015-55
1.40%, 08/25/55† IO γ	68,794	2,462
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.69%, 08/25/45† IO	35,554	6,150
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.64%, 10/25/57† IO	434,820	80,419
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.74%, 11/25/47† IO	149,079	22,550
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	310,677	249,296
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	$341,577	$57,386
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	167,562	27,385
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	834,079	120,657
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	641,383	105,617
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	791,040	114,503
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.43%, 08/25/27† IO γ	2,375,384	48,860
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29† IO γ	1,409,591	48,808
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.95%, 05/25/29† IO γ	1,989,113	113,760
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29† IO γ	996,936	53,723
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.61%, 12/25/35† IO γ	6,044,214	358,602
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.91%, 08/25/23† IO γ	2,760,691	28,097
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.31%, 07/25/26† IO γ	1,024,406	45,205
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.57%, 12/25/27† IO γ	2,998,066	85,169
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%), 4.26%, 03/25/29†	162,894	168,539
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.54%, 07/25/44†	294,278	302,449

	Par	Value
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Interest Rate + 1.30%), 1.58%, 06/16/70(U) 144A †	$1,065,274	$1,406,630
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.13%, 06/25/34† γ	121,681	122,723
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	582,654	6
Government National Mortgage Association
7.00%, 01/15/26	1,512	1,578
7.00%, 07/15/27	10,139	10,821
7.00%, 01/15/28	8,461	8,536
7.00%, 03/15/28	15,057	16,166
7.00%, 07/15/28	1,449	1,473
6.50%, 08/15/28	1,082	1,157
7.00%, 08/15/28	1,512	1,584
7.50%, 08/15/28	4,840	5,157
6.50%, 09/15/28	2,214	2,367
7.00%, 10/15/28	8,774	8,806
7.50%, 03/15/29	5,801	6,295
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 1.75%, 11/20/29†	11,543	11,776
8.50%, 08/15/30	170	170
8.50%, 11/20/30	4,165	4,592
6.50%, 08/15/31	14,730	15,753
7.50%, 08/15/31	5,361	5,643
6.50%, 10/15/31	18,924	20,369
6.00%, 11/15/31	60,250	65,226
6.50%, 11/15/31	9,611	10,270
6.00%, 12/15/31	8,212	8,942
6.00%, 01/15/32	46,615	50,147
6.00%, 02/15/32	30,770	32,861
6.50%, 02/15/32	21,784	23,302
6.00%, 04/15/32	31,016	33,139
6.50%, 06/15/32	35,441	37,913
6.50%, 08/15/32	39,202	41,920
6.50%, 09/15/32	36,903	39,916
6.00%, 10/15/32	44,407	49,497
5.50%, 11/15/32	6,179	6,642
6.00%, 11/15/32	33,975	36,588
6.00%, 12/15/32	21,000	22,734
6.50%, 12/15/32	4,255	4,548
5.50%, 01/15/33	3,340	3,575
6.00%, 01/15/33	12,607	13,528
5.50%, 02/15/33	6,494	7,076
6.00%, 02/15/33	14,011	15,728
5.50%, 03/15/33	7,890	8,615
6.50%, 04/15/33	76,055	83,413
6.00%, 06/15/33	15,710	16,785
5.50%, 07/15/33	8,503	9,220
5.50%, 08/15/33	2,774	2,968
5.50%, 09/15/33	2,216	2,372
	Par	Value
6.00%, 10/15/33	$29,225	$31,252
6.50%, 10/15/33	44,429	47,532
5.50%, 04/15/34	3,215	3,437
5.50%, 05/15/34	2,261	2,418
6.50%, 08/15/34	46,850	51,060
5.50%, 09/15/34	31,284	34,619
5.50%, 12/15/34	34,614	38,343
5.50%, 01/15/35	23,664	26,262
6.00%, 09/20/38	70,066	77,273
5.00%, 07/20/40	5,187	5,678
5.00%, 09/20/40	24,645	27,073
4.00%, 10/20/40	2,796	2,940
6.00%, 10/20/40	8,749	9,646
6.00%, 01/20/41	7,842	8,555
4.50%, 04/20/41	96,750	103,071
3.00%, 09/15/42	221,636	220,658
3.00%, 10/15/42	104,011	103,627
3.00%, 11/15/42	44,773	44,608
4.00%, 08/20/43	166,734	175,291
3.50%, 06/20/44	58,089	59,656
3.00%, 01/15/45	1,078,763	1,068,919
3.50%, 03/20/45	24,792	25,360
3.50%, 04/15/45	250,995	258,574
4.00%, 05/20/45	14,085	14,762
4.00%, 10/20/45	101,799	104,922
3.50%, 01/20/46	65,186	66,711
3.50%, 04/20/46	140,659	143,425
3.50%, 05/20/46	71,323	72,691
3.50%, 06/20/46	146,099	148,768
3.50%, 07/20/46	73,550	74,875
3.00%, 08/20/46	187,273	186,605
3.50%, 09/20/46	654,644	661,353
3.00%, 11/20/46	45,406	45,244
3.50%, 04/20/47	1,557,136	1,580,063
3.50%, 05/20/47	85,949	87,214
4.00%, 06/20/47	624,300	643,600
4.50%, 08/20/47	29,521	31,197
3.00%, 09/20/47	12,624	12,576
4.00%, 09/20/47	399,652	413,049
3.50%, 10/20/47	403,433	409,703
4.00%, 11/20/47	242,875	251,659
3.50%, 12/20/47	1,457,141	1,477,525
4.00%, 12/20/47	109,087	113,031
3.00%, 02/20/48	59,418	59,174
4.00%, 02/20/48	69,348	71,853
4.00%, 03/20/48	109,439	113,394
4.00%, 04/20/48	69,470	71,448
4.50%, 04/20/48	188,757	197,661
4.50%, 05/20/48	640,988	670,335
3.50%, 06/15/48	115,564	118,988
4.50%, 06/20/48	188,957	197,602
4.50%, 07/20/48	12,989	13,583
5.00%, 07/20/48	152,060	160,112
4.50%, 08/20/48	1,608,715	1,670,411
5.00%, 08/20/48	179,938	189,791
4.50%, 09/20/48	1,097,038	1,145,663
4.50%, 10/20/48	174,225	181,397

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.00%, 10/20/48	$727,938	$765,048
5.00%, 11/20/48	1,308,570	1,375,252
4.50%, 12/20/48	704,440	733,258
5.00%, 12/20/48	764,482	803,328
4.50%, 01/20/49	2,760,720	2,872,208
5.00%, 01/20/49	2,339,042	2,450,753
4.00%, 02/20/49	1,242,973	1,277,546
4.50%, 02/20/49	257,116	267,358
5.00%, 02/20/49	54,654	57,408
4.00%, 03/20/49	1,057,543	1,087,648
4.50%, 03/20/49	188,596	196,213
5.00%, 03/20/49	236,272	248,195
3.50%, 07/20/49	231,071	233,031
3.00%, 08/20/49	1,701,564	1,691,063
5.00%, 08/20/49	3,842,100	4,035,071
3.50%, 10/20/49	51,399	51,245
4.00%, 10/20/49	43,001	44,652
4.50%, 10/20/49	227,057	235,536
4.00%, 11/20/49	52,287	52,885
5.00%, 11/20/49	296,095	311,537
3.00%, 01/20/50	205,698	203,171
4.00%, 01/20/50	54,448	57,207
3.50%, 02/20/50	864,581	871,603
4.00%, 02/20/50	48,664	50,943
3.00%, 03/20/50	6,931,248	6,874,753
4.00%, 03/20/50	33,971	35,833
4.00%, 04/20/50	188,577	197,161
3.50%, 05/15/50	114,208	116,617
4.50%, 05/20/50	519,334	541,185
3.50%, 07/20/50	90,566	91,306
4.50%, 12/20/50	338,809	353,162
3.00%, 07/20/51	161,667	160,301
3.00%, 09/20/51	282,271	279,824
3.00%, 11/20/51	977,656	968,757
3.00%, 12/20/51	984,227	974,650
2.50%, 04/01/52 TBA	3,000,000	2,909,883
3.00%, 04/01/52 TBA	11,000,000	10,872,383
3.50%, 04/01/52 TBA	15,000,000	15,086,719
4.50%, 04/01/52 TBA	1,000,000	1,034,062
3.00%, 05/01/52 TBA	2,700,000	2,662,137
3.50%, 05/01/52 TBA	800,000	802,250
3.00%, 06/01/52 TBA	1,800,000	1,770,469
3.50%, 06/01/52 TBA	1,300,000	1,299,797
4.00%, 06/01/52 TBA	400,000	405,078
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.75%, 05/20/37†	59,824	59,808
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 6.13%, 08/20/37† IO	542,427	49,328
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.20%, 01/20/40† IO	6,268	231
	Par	Value
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 0.51%, 12/20/60†	$130,824	$130,282
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 0.59%, 03/20/61†	147,763	147,368
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 0.61%, 03/20/61†	103,201	102,969
Government National Mortgage Association, Series 2012-144
0.33%, 01/16/53† IO γ	2,914,439	30,901
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 03/20/42† IO	20,333	3,273
Government National Mortgage Association, Series 2012-H27
1.76%, 10/20/62† IO γ	350,316	11,460
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 0.46%, 12/20/62†	487,412	485,265
Government National Mortgage Association, Series 2013-107
2.76%, 11/16/47† γ	140,778	137,238
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	45,679	4,582
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.75%, 08/20/44† IO	110,438	18,701
Government National Mortgage Association, Series 2014-17
3.36%, 06/16/48† γ	5,670	5,717
Government National Mortgage Association, Series 2014-93
0.54%, 11/16/55† IO γ	867,531	23,881
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	53,791	8,882
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 0.66%, 05/20/65†	1,584,624	1,582,598
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 0.54%, 05/20/65†	1,497,001	1,492,119

	Par	Value
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 0.68%, 06/20/65†	$2,731,520	$2,729,199
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 0.69%, 06/20/65†	1,053,765	1,053,311
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.71%, 06/20/65†	2,691,107	2,690,962
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.71%, 07/20/65†	2,533,508	2,533,584
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 0.56%, 06/20/65†	354,716	353,694
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.71%, 07/20/65†	354,311	354,296
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.71%, 08/20/65†	403,990	403,997
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.71%, 09/20/65†	434,251	434,273
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 0.73%, 09/20/65†	448,499	448,785
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 0.63%, 10/20/65†	1,015,218	1,013,218
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.79%, 08/20/61†	1,798	1,803
Government National Mortgage Association, Series 2016-152
0.73%, 08/15/58† IO γ	2,956,385	121,147
Government National Mortgage Association, Series 2017-190
0.54%, 03/16/60† IO γ	2,717,001	107,118
Government National Mortgage Association, Series 2017-H15
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 1.05%, 07/20/67†	1,218,737	1,223,925
	Par	Value
2.20%, 07/20/67† IO γ	$357,963	$28,605
Government National Mortgage Association, Series 2017-H18
1.61%, 09/20/67† IO γ	2,875,636	139,496
Government National Mortgage Association, Series 2017-H20
2.04%, 10/20/67† IO γ	128,343	9,196
Government National Mortgage Association, Series 2017-H22
2.37%, 11/20/67† IO γ	1,059,476	63,817
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 0.41%, 05/20/68†	629,875	626,100
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	616,985	88,912
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	173,998	25,078
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	180,638	26,080
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	816,510	109,811
Government National Mortgage Association, Series 2020-179
1.00%, 09/16/62† IO γ	7,214,395	568,452
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,403,049	147,200
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	399,755	60,058
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 1.70%, 04/20/70†	140,776	143,534
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.60%, 05/20/70†	383,838	394,829
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 0.90%, 07/20/70†	150,958	150,343
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	485,582	91,783
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61† IO γ	99,699	6,527
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.72%, 07/16/35 144A †	1,805,968	1,797,979

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.64%, 01/25/37†	$319,735	$305,904
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.55%, 1.30% Floor), 1.95%, 09/15/31 144A †	1,437,062	1,301,132
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class A
(Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor), 1.28%, 11/15/36 144A †	1,570,000	1,539,051
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, ICE LIBOR USD 1M + 1.39%, 1.39% Floor), 1.78%, 11/15/36 144A †	1,370,000	1,345,540
GS Mortgage Securities Corporation Trust, Series 2021-RENT, Class B
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.55%, 11/21/35 144A †	663,129	656,501
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	130,883
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	368,605
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,600,000	2,476,906
GS Mortgage-Backed Securities Trust, Series 2022-PJ3, Class A4
2.50%, 08/26/52 144A † γ	2,200,000	2,033,024
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.91%, 09/25/35† γ	190,948	193,134
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Interest Rate + 1.05%), 1.24%, 05/25/53(U) 144A †	4,979,798	6,553,507
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 11.00% Cap), 1.18%, 10/25/34†	12,686	12,376
IndyMac ARM Trust, Series 2001-H2, Class A1
1.69%, 01/25/32† γ	3,217	3,118
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.27%, 05/15/45† γ	280,000	268,743
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.29%, 02/25/35† γ	13,149	13,100
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	140,185	139,596
	Par	Value
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 1.05%, 05/25/52 144A †	$2,207,965	$2,186,894
JP Morgan Mortgage Trust, Series 2021-6, Class A3
2.50%, 10/25/51 144A † γ	2,803,663	2,608,337
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	1,098,910	1,016,609
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	2,162,924	2,065,471
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.89%, 01/15/47† γ	50,000	50,683
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	442,413	445,374
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	513,629	516,896
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	610,648
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class D
3.00%, 10/15/50 144A	300,000	246,974
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	2,100,444
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, 0.97% - SONIA Interest Rate), 0.95%, 11/15/49(U) †	153,304	201,673
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.64%, 01/01/61(U) †	583,764	728,781
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.08%, 01/01/61(U) †	464,541	596,664
LUXE Trust, Series 2021-TRIP, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.45%, 10/15/38 144A †	2,300,000	2,264,398
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	1,700,000	1,573,646
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 0.39%, 04/15/47(U) †	542,834	687,279

	Par	Value
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
2.76%, 11/21/34† γ	$102,537	$102,361
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
2.27%, 05/25/34† γ	47,414	47,186
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.85% Floor), 1.29%, 07/15/36 144A †	1,712,456	1,679,486
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.05%, 07/25/59 144A † γ	166,850	165,899
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	847,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	140,227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	369,901
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	471,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	850,000	857,038
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,387,147
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	571,855	577,141
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D
2.70%, 11/15/52 144A	500,000	400,899
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.80%, 05/15/36 144A †	1,050,000	1,037,236
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,482,810
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	550,000	551,684
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 11.50% Cap), 1.02%, 10/25/35†	94,154	91,714
	Par	Value
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A † γ	$580,000	$559,439
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	879,988	859,458
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.49%, 11/15/38 144A †	2,300,000	2,262,368
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 1.11%, 06/25/57 144A †	1,062,312	1,050,688
PFP, Ltd., Series 2021-8, Class A
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.43%, 08/09/37 144A †	2,300,000	2,262,879
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.41%, 07/25/36 144A †	2,300,000	2,254,395
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.66%, 11/25/36 144A †	3,599,499	3,570,631
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	765,368	811,830
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, ICE LIBOR GBP 3M + 0.16%), 1.20%, 12/15/43(U) †	191,342	243,345
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 1.39%, 08/28/56(U) 144A †	4,500,000	5,888,205
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 1.84%, 08/28/56(U) 144A †	3,100,000	3,998,338
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.00% Cap), 1.09%, 04/19/27†	88,072	86,219
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 2.80%, 05/15/38 144A †	970,000	944,722
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	329,958

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	$430,000	$400,669
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 2.25%, 01/15/24 144A †	1,290,000	1,269,942
SREIT Trust, Series 2021-IND, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 1.10%, 10/15/38 144A †	2,300,000	2,246,631
SREIT Trust, Series 2021-MFP2, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 1.22%, 11/15/36 144A †	450,000	442,120
Stratton Mortgage Funding PLC, Series 2019-1, Class A
(Floating, SONIA Interest Rate + 1.20%), 1.39%, 05/25/51(U) †	1,203,980	1,584,898
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.76%, 10/25/35†	99,611	99,981
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.95%, 07/19/35†	33,405	32,158
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.45%, 04/15/34 144A †	1,959,000	1,930,881
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.50% Cap), 1.10%, 09/25/43†	3,427	3,451
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.16%, 04/25/45† γ	18,966	19,157
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 0.90%), 0.99%, 07/20/45(U) †	1,557,620	2,047,346
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, SONIA Interest Rate + 1.14%), 1.24%, 10/20/51(U) 144A †	1,051,331	1,384,641
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, 0.90% - SONIA Interest Rate), 0.17%, 05/20/45(U) †	3,313,676	4,353,986
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 0.90%), 0.99%, 07/20/45(U) 144A †	1,557,620	2,047,346
	Par	Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.46%, 12/10/45 144A † γ	$320,000	$295,377
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	13,200,000	12,594,656
3.00%, 04/01/52 TBA	17,700,000	17,315,578
3.50%, 04/01/52 TBA	13,000,000	13,026,406
4.00%, 04/01/52 TBA	200,000	204,187
2.00%, 05/01/52 TBA	4,700,000	4,355,608
2.50%, 05/01/52 TBA	700,000	666,514
3.00%, 05/01/52 TBA	47,400,000	46,269,501
3.50%, 05/01/52 TBA	2,100,000	2,097,351
2.50%, 06/01/52 TBA	1,200,000	1,140,440
3.00%, 06/01/52 TBA	94,400,000	92,015,313
3.50%, 06/01/52 TBA	7,700,000	7,671,638
4.00%, 06/01/52 TBA	1,200,000	1,216,834
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 1.10%, 09/25/51 144A †	2,180,490	2,158,458
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	3,119,629	2,892,665
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 1.05%, 11/25/51 144A †	2,242,233	2,199,395
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	2,153,793	1,999,779
VASA Trust, Series 2021-VASA, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.30%, 07/15/39 144A †	390,000	382,219
Verus Securitization Trust, Series 2021-8, Class A1
1.82%, 11/25/66 144A † γ	139,598	134,095
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A
2.13%, 10/10/42 144A	1,000,000	890,374
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,423,798
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	100,407
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
2.61%, 02/25/33† γ	2,009	2,083
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.62%, 06/25/42†	3,253	3,181

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor, 10.50% Cap), 1.24%, 01/25/45†	$575,665	$561,746
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 1.04%, 10/25/45†	384,740	380,808
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.80%, 02/25/37† γ	118,644	111,511
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.02%, 02/25/37† γ	80,429	79,685
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 0.90%, 04/25/47†	295,762	281,385
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 1.00%, 07/25/45†	278,470	273,196
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 1.04%, 07/25/45†	68,970	67,345
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	59,027	58,490
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
2.77%, 12/28/37† γ	184,489	180,382
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.31%, 07/15/46† γ	20,000	19,234
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D
3.04%, 12/15/59 144A † γ	532,000	450,605
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D
2.80%, 12/15/50 144A	650,000	530,570
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	126,855
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	299,791
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	950,000	896,059
	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	$41,792	$41,183
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.20%, 06/15/45 144A † IO γ	97,252	1
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.17%, 05/15/45 144A † IO γ	2,088,282	17,773
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.00%, 03/15/47† IO γ	808,066	10,783
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.02%, 08/15/47† IO γ	2,529,202	47,445
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	289,507
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	266,276
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,867,311
Total Mortgage-Backed Securities (Cost $698,602,468)		684,928,837
MUNICIPAL BONDS — 0.4%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	995,337
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	235,000	296,532
Bay Area Toll Authority, Revenue Bond, Series F-1
1.63%, 04/01/28	300,000	274,834
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	25,000	22,638
1.88%, 02/01/31	150,000	134,308
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	700,000	900,620
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	300,000	385,980
City of Houston Texas Airport System Revenue, Revenue Bond, Subseries C
2.24%, 07/01/29	110,000	102,381
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	25,000	22,918
1.41%, 06/01/28	65,000	58,365

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	$30,000	$27,486
1.46%, 12/01/28	65,000	58,742
City of Tucson Arizona COPS, Series A (AGM Insured)
1.93%, 07/01/31	205,000	187,387
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	50,000	48,152
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	45,950
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	133,607
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	948,282
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
1.65%, 11/01/28	225,000	204,577
2.07%, 11/01/30	670,000	601,118
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	63,206
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	351,653
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	90,000	83,537
2.10%, 05/01/30	25,000	22,586
2.20%, 05/01/31	135,000	120,273
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	140,041
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	92,577
1.86%, 06/01/30	55,000	50,433
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	214,672
State of California, General Obligation
7.55%, 04/01/39	410,000	608,635
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	430,948
6.63%, 02/01/35	495,000	555,800
	Par	Value
7.35%, 07/01/35	$465,000	$541,061
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	15,000	13,535
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	61,712
University of North Carolina at Charlotte (The), Revenue Bond
1.71%, 04/01/28	5,000	4,677
Total Municipal Bonds (Cost $8,573,594)		8,804,560

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $122.50, Expires 04/22/22 (GSC)	34	$4,177,750	36,125
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $123.20, Expires 04/22/22 (GSC)	96	11,796,000	64,501
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $124.50, Expires 04/22/22 (GSC)	42	5,160,750	11,156
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $125.00, Expires 04/22/22 (GSC)	68	8,355,500	12,750
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $114.50, Expires 04/22/22 (GSC)	159	18,235,313	109,313
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $115.00, Expires 04/22/22 (GSC)	197	22,593,437	84,648

	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 5/2022, Strike Price $150.50, Expires 04/22/22 (GSC)	17	$2,551,063	$26,828
			345,321
Put Option — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $122.00, Expires 04/22/22 (GSC)	40	4,915,000	20,625
Total Purchased Options (Premiums paid $449,443)			365,946

	Par
U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bills
0.18%, 04/12/22Ω ‡‡	$4,800,000	4,799,802
0.21%, 04/26/22Ω ‡‡	5,400,000	5,399,527
0.43%, 05/19/22Ω	6,400,000	6,397,916
0.37%, 06/09/22Ω ‡‡	4,000,000	3,997,163
0.46%, 06/23/22Ω ‡‡	100,000	99,894
		20,694,302
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	12,659
4.25%, 05/15/39	4,300,000	5,389,109
4.38%, 11/15/39	200,000	254,465
1.13%, 08/15/40	6,750,000	5,296,904
1.38%, 11/15/40	42,260,000	34,580,566
1.88%, 02/15/41	14,190,000	12,646,006
2.25%, 05/15/41Δ	4,150,000	3,921,102
1.75%, 08/15/41	4,350,000	3,772,945
2.00%, 11/15/41	4,870,000	4,408,111
3.13%, 11/15/41‡‡	3,580,000	3,863,254
2.75%, 08/15/42	10,430,000	10,615,784
2.75%, 11/15/42	7,050,000	7,166,903
2.88%, 05/15/43Δ	3,200,000	3,315,937
3.63%, 02/15/44‡‡	6,460,000	7,519,970
3.38%, 05/15/44‡‡	3,200,000	3,596,812
3.13%, 08/15/44	4,800,000	5,194,687
3.00%, 11/15/44	3,100,000	3,288,785
2.50%, 02/15/45Δ	950,000	926,176
2.88%, 08/15/45	4,340,000	4,528,349
2.75%, 08/15/47	7,940,000	8,236,199
3.00%, 02/15/48‡‡	6,170,000	6,728,313
2.88%, 05/15/49Δ	6,200,000	6,674,082
2.38%, 11/15/49‡‡	4,080,000	3,996,169
2.00%, 02/15/50	24,070,000	21,710,952
1.25%, 05/15/50	28,750,000	21,479,395
1.38%, 08/15/50	31,060,000	23,940,466
1.63%, 11/15/50	16,570,000	13,599,051
	Par	Value
1.88%, 02/15/51	$17,070,000	$14,936,917
2.38%, 05/15/51	3,340,000	3,276,918
2.00%, 08/15/51‡‡	3,030,000	2,734,575
1.88%, 11/15/51Δ	2,381,000	2,089,328
2.25%, 02/15/52	6,002,000	5,758,169
		255,459,058
U.S. Treasury Notes
1.88%, 09/30/22‡‡	3,000,000	3,012,145
2.00%, 10/31/22‡‡	2,700,000	2,712,207
0.13%, 03/31/23Δ	1,000,000	984,463
0.25%, 09/30/23Δ	160,000	155,591
0.25%, 11/15/23	60,000	58,152
0.25%, 08/31/25	170,000	157,320
0.25%, 09/30/25	2,800,000	2,586,992
0.25%, 10/31/25Δ	500,000	461,084
2.25%, 11/15/25	1,480,000	1,465,258
0.38%, 11/30/25	20,000	18,494
0.38%, 01/31/26	580,000	534,495
2.63%, 01/31/26	3,120,000	3,132,370
0.75%, 03/31/26	2,850,000	2,658,237
2.25%, 03/31/26	1,500,000	1,484,502
2.13%, 05/31/26	6,320,000	6,222,361
0.88%, 09/30/26	1,050,000	977,546
1.25%, 11/30/26	12,000,000	11,355,234
0.63%, 12/31/27	1,000,000	901,797
0.75%, 01/31/28	33,530,000	30,421,926
2.75%, 02/15/28‡‡	1,400,000	1,421,984
1.25%, 03/31/28‡‡	25,060,000	23,379,707
1.25%, 04/30/28	36,190,000	33,720,315
1.25%, 05/31/28	6,590,000	6,136,423
1.25%, 09/30/28	5,330,000	4,947,115
1.38%, 10/31/28	750,000	701,279
1.63%, 05/15/31	6,170,000	5,810,646
1.25%, 08/15/31	1,770,000	1,609,455
		147,027,098
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	1,751,148
2.18%, 08/15/41Ω Δ	1,080,000	635,041
		2,386,189
Total U.S. Treasury Obligations (Cost $468,484,214)		425,566,647

	Shares
MONEY MARKET FUNDS — 5.7%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø ∞	99,281,415	99,281,415
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø §	19,128,890	19,128,890

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	3,877,873	$3,877,873
Total Money Market Funds (Cost $122,288,178)		122,288,178

	Par
REPURCHASE AGREEMENTS — 1.5%
Citigroup Global Markets, Inc.
0.28% (dated 04/01/22, due 04/04/22, repurchase price $16,525,667, collateralized by U.S. Treasury Note, 2.50%, due 08/15/23, total market value $16,841,697)	$16,500,000	16,500,000
JP Morgan Securities LLC
0.28% (dated 03/31/22, due 04/01/22, repurchase price $15,924,733, collateralized by U.S. Treasury Bond, 2.00%, due 08/15/51, total market value $16,355,190)	15,900,000	15,900,000
Total Repurchase Agreements (Cost $32,400,000)		32,400,000
TOTAL INVESTMENTS —112.4% (Cost $2,536,190,585)		2,423,510,849

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $123.00, Expires 04/22/22 (GSC)	(72)	$(8,847,000)	(57,375)
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $124.00, Expires 04/22/22 (GSC)	(97)	(11,918,875)	(37,891)
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $127.00, Expires 04/22/22 (GSC)	(81)	(9,952,875)	(5,063)
10-Year U.S. Treasury Note Future expiration date 6/2022, Strike Price $124.00, Expires 05/20/22 (GSC)	(95)	(11,673,125)	(74,219)
10-Year U.S. Treasury Note Future expiration date 6/2022, Strike Price $130.00, Expires 05/20/22 (GSC)	(50)	(6,143,750)	(3,907)
	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $115.70, Expires 04/22/22 (GSC)	(157)	$(18,005,938)	$(29,437)
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $116.50, Expires 04/22/22 (GSC)	(189)	(21,675,937)	(16,242)
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $118.20, Expires 04/22/22 (GSC)	(69)	(7,913,438)	(1,617)
5-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $118.50, Expires 04/22/22 (GSC)	(36)	(4,128,750)	(844)
FNCL 3% expiration date 6/2022, Strike Price $98.41, Expires 06/06/22 (JPM)	1	(20,000)	(12,542)
			(239,137)
Call Swaptions — (0.0)%
Pay 0.87% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 11/04/2023 USD, Strike Price $0.87, Expires 11/02/22 (GSC)	4	(75,300,000)	(10,828)
Pay 1.29% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 12/14/2023 USD, Strike Price $1.29, Expires 12/12/22 (CITI)	2	(27,200,000)	(9,808)
Pay 1.45% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 6/15/2027 USD, Strike Price $1.45, Expires 06/13/22 (MSCS)	1	(14,700,000)	(12,702)

	Number of Contracts	Notional Amount	Value
Pay 1.50% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 6/15/2024 USD, Strike Price $1.50, Expires 06/13/22 (GSC)	1	$(14,700,000)	$(4,231)
			(37,569)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 5/2022, Strike Price $120.70, Expires 04/22/22 (GSC)	(80)	(9,830,000)	(17,500)
Euro Bobl 5/2022, Strike Price $131.50, Expires 04/22/22 (JPM)	(38)	(6,029,080)	(114,132)
FNCL 3% expiration date 6/2022, Strike Price $96.41, Expires 06/06/22 (JPM)	1	(20,000)	(11,822)
			(143,454)
Put Swaptions — (0.1)%
Pay 1-Day SOFR (Annually); Receive 2.15% (Annually); Interest Rate Swap Maturing 6/15/2027 USD, Strike Price $2.15, Expires 06/13/22 (MSCS)	1	(14,700,000)	(212,433)
Pay 1-Day SOFR (Annually); Receive 2.20% (Annually); Interest Rate Swap Maturing 6/15/2024 USD, Strike Price $2.20, Expires 06/13/22 (GSC)	1	(14,700,000)	(113,191)
Pay 3-Month LIBOR (Quarterly); Receive 1.27% (Semiannually); Interest Rate Swap Maturing 11/04/2023 USD, Strike Price $1.27, Expires 11/02/22 (GSC)	4	(75,300,000)	(1,241,268)
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 1.29% (Semiannually); Interest Rate Swap Maturing 12/14/2023 USD, Strike Price $1.29, Expires 12/12/22 (CITI)	2	$(27,200,000)	$(465,357)
Pay 3-Month LIBOR (Quarterly); Receive 1.30% (Semiannually); Interest Rate Swap Maturing 5/04/2024 USD, Strike Price $1.30, Expires 04/29/22 (CITI)	1	(7,650,000)	(197,193)
			(2,229,442)
Total Written Options (Premiums received $ (1,172,191))			(2,649,602)

	Par
TBA SALE COMMITMENTS — (0.4)%
Uniform Mortgage Backed Securities 3.00%, 04/01/52 TBA	$(2,600,000)	(2,543,531)
Uniform Mortgage Backed Securities 4.00%, 04/01/52 TBA	(3,000,000)	(3,062,813)
Government National Mortgage Association 3.00%, 04/01/52 TBA	(1,000,000)	(987,227)
Uniform Mortgage Backed Securities 2.50%, 04/01/51 TBA	(2,200,000)	(2,099,109)
Total TBA Sale Commitments (Proceeds $(8,807,570))		(8,692,680)
Liabilities in Excess of Other Assets — (11.9)%		(256,119,459)
NET ASSETS — 100.0%		$2,156,049,108

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Funds	04/2022	(147)	$(61,045,102)	$(12,220)
30-Year Euro Buxl	06/2022	(19)	(3,913,691)	246,226
Euro-Bobl	06/2022	15	2,138,271	(52,008)
Euro-Bund	06/2022	(367)	(64,414,969)	824,111
Euro-OAT	06/2022	42	7,039,533	(340,043)
10-Year Japanese Treasury Bond	06/2022	(9)	(11,067,028)	79,947
3-Month Euribor	06/2022	(129)	(35,796,079)	54,154
10-Year Commonwealth Treasury Bond	06/2022	72	6,828,610	(266,521)
10-Year U.S. Treasury Note	06/2022	348	42,760,500	(1,763,569)
U.S. Treasury Long Bond	06/2022	(582)	(87,336,375)	2,699,189
Ultra 10-Year U.S. Treasury Note	06/2022	(154)	(20,862,188)	659,180
Ultra Long U.S. Treasury Bond	06/2022	261	46,229,625	(1,518,670)
Long GILT	06/2022	(61)	(9,714,482)	145,377
2-Year U.S. Treasury Note	06/2022	283	59,973,891	(724,979)
5-Year U.S. Treasury Note	06/2022	1,559	178,797,812	(4,840,215)
3-Month CME SOFR	09/2022	142	35,026,075	(9,900)
90-Day Eurodollar	12/2022	1,054	256,490,900	(2,793,833)
90-Day Eurodollar	06/2023	156	37,779,300	(924,751)
90-Day Eurodollar	09/2023	37	8,961,400	(203,725)
90-Day Eurodollar	12/2023	332	80,485,100	(1,019,700)
Total Futures Contracts outstanding at March 31, 2022			$468,361,103	$(9,761,950)
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/04/22	U.S. Dollars	36,004,681	British Pounds	26,831,000	BNP	$759,033
04/19/22	Brazilian Reals	15,244,857	U.S. Dollars	2,621,094	CITI	564,151
04/19/22	U.S. Dollars	3,386,389	Russian Rubles	261,527,424	CITI	272,708
04/04/22	U.S. Dollars	12,421,674	Euro	11,045,000	BAR	201,702
04/05/22	U.S. Dollars	5,215,701	British Pounds	3,829,578	MSCS	185,136
04/01/22	U.S. Dollars	2,421,054	Danish Kroner	15,525,000	GSC	112,195
05/18/22	Norwegian Kroner	86,420,000	U.S. Dollars	9,707,683	JPM	104,133
04/19/22	Canadian Dollars	8,548,090	U.S. Dollars	6,737,490	CITI	99,499
05/03/22	U.S. Dollars	14,317,107	Euro	12,846,000	MSCS	91,717
05/04/22	U.S. Dollars	34,507,990	British Pounds	26,214,000	BNP	79,032
05/05/22	U.S. Dollars	2,273,621	Euro	1,986,171	WEST	73,978
04/19/22	Australian Dollars	2,211,180	U.S. Dollars	1,585,407	CITI	69,593
04/19/22	Indonesian Rupiahs	56,877,253,622	U.S. Dollars	3,922,163	CITI	38,996
05/19/22	Chilean Pesos	1,891,114,500	U.S. Dollars	2,347,435	HSBC	35,284
04/19/22	U.S. Dollars	1,548,210	Euro	1,369,897	CITI	31,914
05/05/22	U.S. Dollars	621,251	Euro	543,664	JPM	19,155
05/18/22	Norwegian Kroner	16,180,000	U.S. Dollars	1,819,210	BAR	17,809
04/04/22	U.S. Dollars	1,227,747	British Pounds	922,000	JPM	16,592
06/15/22	Norwegian Kroner	6,750,800	U.S. Dollars	750,334	UBS	16,102
06/15/22	Canadian Dollars	534,166	U.S. Dollars	416,380	UBS	10,817
04/19/22	U.S. Dollars	255,482	British Pounds	188,429	GSC	7,982
04/19/22	U.S. Dollars	2,037,205	Brazilian Reals	9,714,857	CITI	7,392
06/15/22	Australian Dollars	398,756	U.S. Dollars	291,510	UBS	7,283
04/04/22	British Pounds	637,000	U.S. Dollars	830,394	BAR	6,379

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/19/22	U.S. Dollars	1,161,182	Brazilian Reals	5,530,000	GSC	$5,749
04/06/22	U.S. Dollars	3,826,000	Chinese Offshore Yuan	24,291,557	GSC	5,093
04/19/22	Euro	650,000	U.S. Dollars	715,501	CITI	3,965
05/18/22	U.S. Dollars	2,402,957	Japanese Yen	291,800,000	DEUT	3,335
06/15/22	U.S. Dollars	491,000	Japanese Yen	59,281,228	JPM	3,025
06/15/22	Canadian Dollars	478,328	U.S. Dollars	380,000	SS	2,542
06/15/22	U.S. Dollars	379,301	British Pounds	287,000	UBS	2,391
04/12/22	Mexican Pesos	2,192,576	U.S. Dollars	108,307	UBS	1,696
05/18/22	U.S. Dollars	2,148,777	Japanese Yen	261,100,000	UBS	1,617
04/04/22	Euro	500,000	U.S. Dollars	552,291	HSBC	899
04/04/22	Brazilian Reals	20,691	U.S. Dollars	3,965	MSCS	376
05/03/22	Brazilian Reals	20,691	U.S. Dollars	4,161	MSCS	145
Subtotal Appreciation						$2,859,415
05/12/22	New Zealand Dollars	81,319	U.S. Dollars	56,459	BOA	$(141)
04/04/22	U.S. Dollars	4,193	Brazilian Reals	20,691	MSCS	(148)
04/19/22	U.S. Dollars	4,029,596	Chinese Offshore Yuan	25,642,691	CITI	(417)
06/15/22	U.S. Dollars	380,000	Swedish Kronor	3,578,046	UBS	(1,310)
05/18/22	U.S. Dollars	1,759,232	Japanese Yen	214,100,000	BAR	(1,422)
06/15/22	Euro	340,000	U.S. Dollars	378,864	JPM	(1,600)
04/25/22	U.S. Dollars	201,023	Swiss Francs	187,099	JPM	(1,625)
04/19/22	U.S. Dollars	119,796	Euro	110,000	CITI	(1,960)
04/04/22	British Pounds	902,000	U.S. Dollars	1,186,886	MSCS	(2,004)
04/05/22	British Pounds	521,668	U.S. Dollars	687,778	BNP	(2,510)
06/15/22	U.S. Dollars	1,127,582	British Pounds	860,533	MSCS	(2,535)
05/05/22	U.S. Dollars	550,764	Euro	499,734	BNP	(2,681)
10/07/22	U.S. Dollars	2,302,621	Israeli Shekels	7,300,000	HSBC	(2,971)
04/19/22	U.S. Dollars	69,392	Mexican Pesos	1,450,000	CITI	(3,266)
04/19/22	U.S. Dollars	461,489	Chinese Offshore Yuan	2,958,374	GSC	(3,450)
06/15/22	Norwegian Kroner	3,337,566	Euro	345,000	SS	(3,889)
07/01/22	U.S. Dollars	504,470	Danish Kroner	3,406,680	DEUT	(4,068)
04/19/22	U.S. Dollars	257,549	Australian Dollars	350,000	GSC	(4,415)
04/26/22	U.S. Dollars	406,592	Canadian Dollars	515,436	MSCS	(5,653)
07/01/22	U.S. Dollars	1,698,377	Danish Kroner	11,449,841	MSCS	(10,818)
09/07/22	U.S. Dollars	1,786,733	Israeli Shekels	5,700,570	JPM	(11,037)
06/15/22	U.S. Dollars	800,678	Euro	732,614	UBS	(12,230)
04/19/22	U.S. Dollars	140,565	Russian Rubles	12,944,993	CITI	(13,554)
04/19/22	Euro	680,000	U.S. Dollars	771,771	GSC	(19,100)
10/07/22	U.S. Dollars	2,664,135	Israeli Shekels	8,499,500	DEUT	(20,300)
06/15/22	Japanese Yen	56,738,985	U.S. Dollars	491,752	UBS	(24,704)
06/15/22	U.S. Dollars	1,567,855	New Zealand Dollars	2,303,000	UBS	(26,109)
04/04/22	U.S. Dollars	2,495,585	Euro	2,301,000	JPM	(50,197)
05/18/22	U.S. Dollars	3,340,334	Japanese Yen	412,400,000	UBS	(51,043)
04/06/22	U.S. Dollars	2,131,981	Israeli Shekels	6,999,294	GSC	(61,607)
06/15/22	U.S. Dollars	2,302,025	Chilean Pesos	1,885,404,600	BNP	(62,813)
04/05/22	British Pounds	1,637,436	U.S. Dollars	2,225,387	DEUT	(74,438)
08/08/22	U.S. Dollars	4,164,284	Peruvian Nuevo Soles	15,839,688	JPM	(88,672)
06/15/22	U.S. Dollars	2,213,474	South African Rand	34,018,000	GSC	(91,587)
04/19/22	Japanese Yen	917,179,528	U.S. Dollars	7,927,057	CITI	(390,328)
04/19/22	U.S. Dollars	2,379,656	Russian Rubles	242,492,089	GSC	(507,395)
05/18/22	Japanese Yen	1,209,569,189	U.S. Dollars	10,489,352	HSBC	(542,442)
04/19/22	Russian Rubles	572,480,972	U.S. Dollars	7,427,487	GSC	(611,670)
Subtotal Depreciation						$(2,716,109)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$143,306

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2022:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	630,000	$(1,390)	$(6,835)	$5,445
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	CITI	USD	70,000	(155)	(1,226)	1,071
						$(1,545)	$(8,061)	$6,516

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
Republic of Indonesia, 5.88% due 3/13/20 (Receive Quarterly)	0.33%	1.00%	6/20/2024	USD	690,000	$10,373	$2,697	$7,676
Rolls-Royce Holdings PLC, 2.13% due 6/18/21 (Receive Quarterly)	1.61%	1.00%	6/20/2025	EUR	1,700,000	(35,457)	(263,900)	228,443
Devon Energy Corporation, 7.95% due 4/15/32 (Receive Quarterly)	0.89%	1.00%	6/20/2026	USD	2,800,000	13,336	(26,054)	39,390
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.70%	1.00%	6/20/2026	USD	2,100,000	25,615	11,126	14,489
Republic of Indonesia, 4.13% due 1/15/25 (Receive Quarterly)	0.84%	1.00%	6/20/2027	USD	2,780,000	22,213	5,308	16,905
Subtotal Appreciation						$36,080	$(270,823)	$306,903
Citigroup, Inc., 2.88% due 7/24/23 (Receive Quarterly)	0.39%	1.00%	12/20/2022	EUR	2,200,000	$10,478	$15,971	$(5,493)
The Boeing Co., 2.60% due 10/30/25 (Receive Quarterly)	0.82%	1.00%	6/20/2023	USD	2,200,000	5,444	5,839	(395)
Prudential Financial, Inc., 3.50% due 5/15/24 (Receive Quarterly)	0.28%	1.00%	6/20/2024	USD	1,075,000	17,338	19,844	(2,506)
The Boeing Co., 8.75% due 8/15/21 (Receive Quarterly)	1.03%	1.00%	6/20/2024	USD	475,000	(162)	11,966	(12,128)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.70%	1.00%	6/20/2026	USD	1,100,000	13,417	17,601	(4,184)
The Boeing Co., 2.60 due 10/30/25 (Receive Quarterly)	1.34%	1.00%	6/20/2026	USD	2,400,000	(31,350)	(17,161)	(14,189)
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.79%	1.00%	12/20/2026	USD	2,600,000	24,914	29,130	(4,216)
General Motors Co., 4.88% due 10/2/23 (Pay Quarterly)	1.64%	5.00%	12/20/2026	USD	2,200,000	322,893	443,519	(120,626)
Stellantis N.V., 5.25% due 4/15/23 (Receive Quarterly)	1.36%	5.00%	12/20/2026	EUR	1,700,000	315,039	391,652	(76,613)
Verizon Communications, Inc., 4.13% due 3/16/27 (Receive Quarterly)	0.79%	1.00%	12/20/2026	USD	2,100,000	20,603	51,189	(30,586)
Republic of Peru, 8.75% 11/21/2033 (Receive Quarterly)	0.78%	1.00%	6/20/2027	USD	290,000	3,269	3,476	(207)
British Telecommunications, 5.75% due 12/7/28 (Receive Quarterly)	1.25%	1.00%	6/20/2028	EUR	2,000,000	(32,779)	(11,393)	(21,386)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
British Telecommunications, 5.75% due 12/7/28 (Receive Quarterly)	1.35%	1.00%	12/20/2028	EUR	2,000,000	$(49,019)	$(23,988)	$(25,031)
Subtotal Depreciation						$620,085	$937,645	$(317,560)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at March 31, 2022						$656,165	$666,822	$(10,657)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
CDX.NA.HY.37 (Pay Quarterly)	(5.00)%	12/20/2026	USD	1,020,000	$(66,387)	$(97,955)	$31,568
					$(66,387)	$(97,955)	$31,568

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.55%	1.00%	6/20/2025	USD	22,475,000	$320,882	$232,086	$88,796
Markit CDX.NA.IG.37 Index (Receive Quarterly)	0.61%	1.00%	12/20/2026	USD	5,350,000	94,123	84,728	9,395
iTraxx Europe & Crossover Series 37 (Receive Quarterly)	3.39%	5.00%	6/20/2027	EUR	4,000,000	328,218	296,461	31,757
Subtotal Appreciation						$743,223	$613,275	$129,948
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.55%	1.00%	6/20/2026	USD	21,900,000	$404,317	$533,136	$(128,819)
iTraxx Europe & Crossover Series 36 (Receive Quarterly)	3.11%	5.00%	12/20/2026	EUR	7,300,000	655,330	996,294	(340,964)
Markit CDX.NA.IG.37 Index (Receive Quarterly)	0.61%	1.00%	12/20/2026	USD	69,634,000	1,225,074	1,684,398	(459,324)
Subtotal Depreciation						$2,284,721	$3,213,828	$(929,107)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at March 31, 2022						$3,027,944	$3,827,103	$(799,159)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.40% (Upon termination)	1/2/2023	BRL	3,804,163	$7,510	$(270)	$7,780
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	10,262,470	114,245	—	114,245
3.97% (Upon termination)	US CPI Urban Consumers (Upon termination)	11/18/2023	USD	7,830,000	214,371	(43,299)	257,670
12.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	1,293,456	4,010	1,647	2,363
1.29% (Annually)	1-Day SOFR (Annually)	1/12/2024	USD	26,770,000	387,522	169,715	217,807
1.73% (Annually)	1-Day SOFR (Annually)	2/9/2024	USD	7,110,000	74,451	1,980	72,471
2.50% (Annually)	1-Day SOFR (Annually)	3/14/2024	USD	4,200,000	13,232	8,287	4,945

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
0.25% (Annually)	1-Day SOFR (Annually)	3/16/2024	USD	4,250,000	$161,935	$115,509	$46,426
3-Month EURIBOR (Quarterly)	0.25% (Annually)	3/16/2024	EUR	8,870,000	55,138	47,711	7,427
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	3/16/2024	EUR	130,000	2,825	1,485	1,340
2.00% (Annually)	1-Day SOFR (Annually)	3/24/2024	USD	6,400,000	25,741	17,481	8,260
8.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/12/2024	MXN	92,890,000	3,453	—	3,453
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	41,780,000	12,366	—	12,366
12.06% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	1,676,351	6,147	661	5,486
2.95% (Upon termination)	US CPI Urban Consumers (Upon termination)	10/20/2026	USD	7,090,000	348,677	(3,705)	352,382
1.52% (Annually)	1-Day SOFR (Annually)	11/20/2026	USD	8,910,000	192,608	(21,341)	213,949
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	57,556	171	138	33
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	3/16/2027	EUR	1,920,000	126,493	17,199	109,294
0.50% (Annually)	1-Day SONIA (Annually)	3/16/2027	GBP	830,000	70,789	21,327	49,462
1.00% (Annually)	1-Day SOFR (Annually)	3/16/2027	USD	11,950,000	671,523	585,831	85,692
2.00% (Annually)	6-Month NIBOR (Semiannually)	3/16/2027	NOK	5,260,000	23,190	18,488	4,702
6-Month EURIBOR (Semiannually)	1.32% (Annually)	3/31/2027	EUR	3,960,000	5,116	(11,152)	16,268
0.71% (Annually)	1-Day SOFR (Annually)	5/15/2027	USD	22,990,000	1,520,536	24,706	1,495,830
1.35% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2028	USD	15,788,000	929,726	(18,347)	948,073
1.13% (Annually)	1-Day SOFR (Annually)	8/15/2028	USD	13,722,000	793,154	99,593	693,561
1.22% (Annually)	1-Day SOFR (Annually)	8/15/2028	USD	5,885,000	307,206	(380)	307,586
1.20% (Annually)	1-Day SOFR (Annually)	11/1/2028	USD	4,580,000	242,835	(267)	243,102
3-Month CDOR (Semiannually)	1.96% (Semiannually)	12/18/2028	CAD	6,020,000	194,220	64,695	129,525
1.73% (Annually)	1-Day SOFR (Annually)	10/20/2031	USD	7,100,000	70,081	27,966	42,115
1-Day SOFR (Annually)	2.13% (Annually)	11/15/2031	USD	7,310,000	(5,696)	(37,020)	31,324
0.05% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/15/2031	JPY	61,000,000	9,705	9,495	210
0.20% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	2/8/2032	JPY	570,000,000	24,139	—	24,139
0.23% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	2/9/2032	JPY	347,000,000	8,160	—	8,160
0.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	2/10/2032	JPY	232,000,000	175	—	175
1.00% (Annually)	3-Month STIBOR (Quarterly)	3/16/2032	SEK	47,140,000	414,037	309,705	104,332
1.50% (Annually)	1-Day SOFR (Annually)	3/16/2032	USD	8,230,000	436,520	263,665	172,855
1-Day SONIA (Annually)	0.75% (Annually)	3/16/2032	GBP	6,360,000	685,160	624,271	60,889
2.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	3/16/2032	NZD	1,940,000	72,107	(15,468)	87,575
1.50% (Annually)	1-Day SOFR (Annually)	3/17/2032	USD	12,510,000	257,883	242,211	15,672
1-Day SONIA (Annually)	1.00% (Annually)	3/17/2032	GBP	1,810,000	42,713	28,575	14,138
2.00% (Annually)	1-Day SOFR (Annually)	3/18/2032	USD	3,959,000	31,404	16,937	14,467
6-Month EURIBOR (Semiannually)	1.49% (Annually)	3/29/2032	EUR	2,750,000	247	(7,999)	8,246
28-Day Mexico Interbank TIIE (Lunar)	8.40% (Lunar)	6/2/2032	MXN	12,910,000	10,085	982	9,103
3-Month JIBAR (Quarterly)	8.00% (Quarterly)	6/15/2032	ZAR	8,450,000	(2,299)	(9,460)	7,161
6-Month WIBOR (Semiannually)	3.75% (Annually)	6/15/2032	PLN	2,283,679	42,346	27,479	14,867
0.75% (Annually)	1-Day SONIA (Annually)	9/21/2032	GBP	6,200,000	677,043	598,015	79,028
1.85% (Annually)	1-Day SOFR (Annually)	2/9/2033	USD	3,860,000	103,957	9,762	94,195
0.50% (Annually)	6-Month EURIBOR (Semiannually)	3/16/2042	EUR	130,000	18,875	(4,820)	23,695
0.56% (Annually)	1-Day SOFR (Annually)	7/20/2045	USD	5,310,000	1,441,599	70,079	1,371,520
0.74% (Annually)	1-Day SOFR (Annually)	8/19/2045	USD	3,610,000	859,188	—	859,188
1.52% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	3,222,000	312,399	(44,743)	357,142
1.63% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	4,153,000	552,632	23,910	528,722
1.73% (Annually)	1-Day SOFR (Annually)	2/15/2047	USD	4,196,000	235,200	47,848	187,352
1.63% (Annually)	1-Day SOFR (Annually)	5/15/2047	USD	6,360,000	491,177	268,325	222,852
0.54% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/15/2051	JPY	138,000,000	67,798	(4,284)	72,082
0.56% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/15/2051	JPY	222,000,000	99,967	(2,942)	102,909
0.35% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/17/2051	JPY	111,000,000	100,689	58,150	42,539
0.57% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/19/2051	JPY	106,000,000	44,508	(1,022)	45,530
0.57% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	4/7/2051	JPY	48,000,000	19,108	(364)	19,472

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.67% (Semiannually)	3-Month LIBOR (Quarterly)	7/9/2051	USD	2,945,000	$377,589	$(13,125)	$390,714
1-Day SOFR (Annually)	1.75% (Annually)	3/16/2052	USD	400,000	18,865	(6,437)	25,302
0.75% (Annually)	1-Day SONIA (Annually)	9/21/2052	GBP	10,200,000	2,191,765	1,869,820	321,945
Subtotal Appreciation					$16,218,316	$5,447,203	$10,771,113
0.00% (Semiannually)	6-Month LIBOR (Semiannually)	4/7/2022	JPY	48,000,000	$(123)	$(29)	$(94)
Bank of Japan Unsecured Overnight Call Rate (Semiannually)	0.00% (Semiannually)	4/7/2022	JPY	48,000,000	(73)	(16)	(57)
3-Month LIBOR (Quarterly)	0.19% (Semiannually)	6/15/2022	USD	21,256,000	(25,153)	(96)	(25,057)
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	9,510,000	(34,438)	(10,536)	(23,902)
1-Day SOFR (Annually)	1.32% (Annually)	12/21/2023	USD	17,300,000	(240,521)	(95,975)	(144,546)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.20% (Upon termination)	1/2/2024	BRL	6,468,748	(56,323)	(28,018)	(28,305)
3-Month ASX BBSW (Quarterly)	2.48% (Quarterly)	3/14/2024	AUD	5,840,000	(27,743)	—	(27,743)
1-Day SONIA (Annually)	0.25% (Annually)	3/16/2024	GBP	3,540,000	(156,483)	(154,572)	(1,911)
2.25% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	3/16/2024	CNY	12,020,000	611	5,914	(5,303)
3-Month KWCDC (Quarterly)	1.50% (Quarterly)	3/16/2024	KRW	878,310,583	(14,531)	(11,343)	(3,188)
3-Month STIBOR (Quarterly)	0.50% (Annually)	3/16/2024	SEK	93,370,000	(160,035)	(132,580)	(27,455)
6-Month NIBOR (Semiannually)	1.75% (Annually)	3/16/2024	NOK	2,270,000	(3,853)	71	(3,924)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/17/2024	JPY	750,000,000	(3,347)	11,605	(14,952)
3-Month CDOR (Semiannually)	2.50% (Semiannually)	3/22/2024	CAD	10,520,000	(32,358)	(8,865)	(23,493)
4.75% (Annually)	6-Month WIBOR (Semiannually)	6/15/2024	PLN	17,962,753	83,968	98,402	(14,434)
6.10% (Quarterly)	3-Month JIBAR (Quarterly)	6/15/2024	ZAR	59,312,891	16,486	18,396	(1,910)
7-Day CFETS Repo Rate (Quarterly)	2.25% (Quarterly)	6/15/2024	CNY	6,320,000	(85)	2,560	(2,645)
3-Month CDOR (Semiannually)	2.07% (Semiannually)	12/18/2025	CAD	7,420,000	(96,588)	(28,322)	(68,266)
US CPI Urban Consumers (Upon termination)	3.37% (Upon termination)	11/18/2026	USD	7,830,000	(211,939)	122,847	(334,786)
1-Day SOFR (Annually)	1.55% (Annually)	3/4/2027	USD	7,886,000	(232,398)	(12,246)	(220,152)
1.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/16/2027	AUD	14,630,000	(855,937)	(291,490)	(564,447)
3-Month CDOR (Semiannually)	1.75% (Semiannually)	3/16/2027	CAD	990,000	(37,684)	(15,495)	(22,189)
3-Month STIBOR (Quarterly)	0.75% (Annually)	3/16/2027	SEK	34,210,000	(183,283)	(13,619)	(169,664)
7-Day CFETS Repo Rate (Quarterly)	2.25% (Quarterly)	6/15/2027	CNY	5,960,000	(8,994)	(4,896)	(4,098)
1-Day SOFR (Annually)	1.81% (Annually)	2/9/2028	USD	7,380,000	(160,990)	(11,307)	(149,683)
1.31% (Annually)	6-Month EURIBOR (Semiannually)	3/30/2029	EUR	8,100,000	(1,431)	18,377	(19,808)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(319,393)	68,837	(388,230)
US CPI Urban Consumers (Upon termination)	2.77% (Upon termination)	10/20/2031	USD	7,090,000	(403,759)	6,104	(409,863)
0.25% (Annually)	Swiss Average Overnight Rate (Annually)	3/16/2032	CHF	7,050,000	(460,438)	(247,498)	(212,940)
2.00% (Semiannually)	6-Month ASX BBSW (Semiannually)	3/16/2032	AUD	1,470,000	(102,378)	1,069	(103,447)
3-Month CDOR (Semiannually)	2.00% (Semiannually)	3/16/2032	CAD	7,200,000	(432,253)	(290,556)	(141,697)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	3/16/2032	EUR	3,660,000	(359,690)	(240,986)	(118,704)
6-Month NIBOR (Semiannually)	2.00% (Annually)	3/16/2032	NOK	42,880,000	(322,719)	(72,083)	(250,636)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/16/2032	JPY	48,110,000	(10,047)	(9,424)	(623)
3-Month STIBOR (Quarterly)	1.00% (Annually)	3/17/2032	SEK	14,060,000	(66,141)	(36,063)	(30,078)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	3/17/2032	EUR	11,050,000	(519,411)	(304,164)	(215,247)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	3/17/2032	CHF	4,580,000	(176,054)	(80,991)	(95,063)
3-Month KWCDC (Quarterly)	2.50% (Quarterly)	6/15/2032	KRW	1,306,044,139	(17,472)	5,057	(22,529)
6-Month EURIBOR (Semiannually)	0.75% (Annually)	6/15/2032	EUR	47,400,000	(2,414,201)	(1,779,141)	(635,060)
3-Month CDOR (Semiannually)	2.10% (Semiannually)	12/18/2033	CAD	1,660,000	(97,326)	6,741	(104,067)
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	(154,753)	39,965	(194,718)
1.65% (Annually)	1-Day SOFR (Annually)	8/15/2047	USD	1,320,000	100,095	132,724	(32,629)
2.25% (Semiannually)	3-Month CDOR (Semiannually)	12/15/2051	CAD	730,000	(70,557)	(29,458)	(41,099)
Subtotal Depreciation					$(8,269,742)	$(3,371,100)	$(4,898,642)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2022					$7,948,574	$2,076,103	$5,872,471
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 1.6%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$101,622	$97,646
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	246,398	223,915
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	80,000	76,098
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	105,000	100,218
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	55,000	52,021
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.36%, 03/20/26 144A	145,000	141,178
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A
1.38%, 08/20/27 144A	770,000	715,076
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	105,329
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 1.06%, 07/25/36 144A †	630,000	595,648
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	55,000	53,176
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	20,000	19,331
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	50,000	47,401
Carvana Auto Receivables Trust, Series 2021-P3, Class C
1.93%, 10/12/27	50,000	46,265
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	23,560
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	111,485	101,431
DB Master Finance LLC, Series 2021-1A, Class A2II
2.49%, 11/20/51 144A	89,775	81,015
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2
3.67%, 10/25/49 144A	132,300	127,277
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I
2.66%, 04/25/51 144A	138,950	129,281
	Par	Value
Drive Auto Receivables Trust, Series 2021-2, Class D
1.39%, 03/15/29	$170,000	$161,679
DT Auto Owner Trust, Series 2020-3A, Class C
1.47%, 06/15/26 144A	210,000	206,309
DT Auto Owner Trust, Series 2021-2A, Class D
1.50%, 02/16/27 144A	25,000	23,688
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	153,247
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	61,737
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	92,189
Exeter Automobile Receivables Trust, Series 2021-1A, Class D
1.08%, 11/16/26	70,000	67,264
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	113,865
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	37,521
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	46,597
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	260,000	253,917
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	167,777
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D
1.48%, 07/15/27 144A	80,000	73,340
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	135,000	125,935
GLS Auto Receivables Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	60,517
GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3
0.35%, 10/16/25	95,000	93,184
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3
0.51%, 04/16/26	195,000	189,100
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	155,000	151,813
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	119,421	113,377

	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	$100,000	$89,658
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	561,219
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor, 12.50% Cap), 1.54%, 01/25/34†	226,765	224,067
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.45%, 01/22/35 144A † γ	385,149	376,067
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	17,922
Santander Drive Auto Receivables Trust, Series 2021-1, Class D
1.13%, 11/16/26	70,000	67,088
Santander Drive Auto Receivables Trust, Series 2021-3, Class D
1.33%, 09/15/27	115,000	110,211
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.67%, 10/15/27	75,000	70,993
Saxon Asset Securities Trust, Series 2006-3, Class A4
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 12.25% Cap), 0.70%, 10/25/46†	600,000	542,254
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	27,338	26,874
S-Jets, Ltd., Series 2017-1, Class A
3.97%, 08/15/42 144A	173,015	146,992
SLM Student Loan Trust, Series 2003-10A, Class A4
(Floating, ICE LIBOR USD 3M + 0.67%), 1.50%, 12/17/68 144A †	640,000	631,640
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 1.58%, 03/15/33 144A †	118,791	119,176
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 0.41%, 03/25/44†	116,634	112,998
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, ICE LIBOR USD 1M + 0.73%), 1.13%, 01/15/53 144A †	100,000	98,440
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	240,000	223,643
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	91,785
	Par	Value
Taco Bell Funding LLC, Series 2021-1A, Class A2II
2.29%, 08/25/51 144A	$109,725	$98,203
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	91,333	82,843
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	90,958	81,869
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2
0.16%, 07/17/23	22,713	22,685
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	118,950	107,884
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	93,299	89,600
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	144,310	140,683
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	88,588	85,934
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.37%, 06/15/51 144A	59,550	53,177
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.23%, 04/15/26 144A	140,000	134,739
Westlake Automobile Receivables Trust, Series 2021-2A, Class D
1.23%, 12/15/26 144A	65,000	61,749
Total Asset-Backed Securities (Cost $9,813,744)		9,399,315
CORPORATE BONDS — 21.5%
Air Lease Corporation
0.70%, 02/15/24Δ	380,000	363,263
2.30%, 02/01/25	305,000	293,656
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	108,000
4.63%, 10/01/28	50,000	51,011
3.00%, 02/01/30	30,000	27,670
3.13%, 12/01/30	25,000	23,152
Allied Universal Holdco LLC
6.00%, 06/01/29 144A Δ	270,000	238,545
Ally Financial, Inc.
5.13%, 09/30/24	465,000	485,644
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 05/15/26ρ Δ ^	140,000	132,221
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 05/15/28ρ ^	125,000	114,063
2.20%, 11/02/28Δ	50,000	45,271
8.00%, 11/01/31	175,000	219,914

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Amazon.com, Inc.
0.45%, 05/12/24Δ	$595,000	$573,185
3.88%, 08/22/37	620,000	657,808
4.25%, 08/22/57	190,000	215,943
AMC Networks, Inc.
4.25%, 02/15/29	55,000	51,398
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	193,940	178,591
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	77,535	72,963
American Airlines, Inc.
5.50%, 04/20/26 144A	810,000	817,213
5.75%, 04/20/29 144A	780,000	778,147
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,689
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	231,064
Apple, Inc.
4.65%, 02/23/46	145,000	172,093
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	284,000	308,329
Ares Capital Corporation
2.88%, 06/15/28	355,000	314,922
3.20%, 11/15/31	155,000	131,594
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	695,389
3.65%, 06/01/51	315,000	287,633
Athene Global Funding
1.72%, 01/07/25 144A	245,000	233,718
1.61%, 06/29/26 144A	110,000	100,382
Avantor Funding, Inc.
3.88%, 11/01/29 144A	60,000	56,480
Aviation Capital Group LLC
1.95%, 01/30/26 144A	50,000	45,982
Avon Products, Inc.
8.45%, 03/15/43	60,000	69,571
Bank of America Corporation
1.38%, 03/26/25(E) Δ	595,000	665,039
4.25%, 10/22/26	55,000	56,676
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	250,000	251,919
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	430,929
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	142,644
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	313,127
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	560,000	525,318
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,728,059
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	176,743
Barings BDC, Inc.
3.30%, 11/23/26 144A	75,000	69,364
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	500,000	512,615
	Par	Value
8.50%, 01/31/27 144A Δ	$50,000	$49,915
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	80,000	80,160
1.25%, 05/15/27 CONV Δ	235,000	236,477
Blackstone Secured Lending Fund
2.13%, 02/15/27 144A	190,000	168,843
Block, Inc.
3.50%, 06/01/31 144A Δ	65,000	59,584
Boeing Co. (The)
4.88%, 05/01/25	690,000	712,511
2.20%, 02/04/26	280,000	265,029
3.10%, 05/01/26	30,000	29,516
3.63%, 03/01/48	5,000	4,259
3.85%, 11/01/48	35,000	30,801
3.75%, 02/01/50Δ	425,000	379,766
5.81%, 05/01/50	365,000	422,768
3.83%, 03/01/59	185,000	152,633
Booking Holdings, Inc.
0.50%, 03/08/28(E)	275,000	287,278
Braskem America Finance Co.
7.13%, 07/22/41	2,440,000	2,688,990
Brighthouse Financial, Inc.
5.63%, 05/15/30Δ	375,000	411,863
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	13,727
Broadcom, Inc.
2.60%, 02/15/33 144A	140,000	121,778
Carnival Corporation
5.75%, 03/01/27 144A	120,000	114,600
6.00%, 05/01/29 144A	45,000	42,465
Carvana Co.
5.63%, 10/01/25 144A	35,000	33,044
5.50%, 04/15/27 144A Δ	50,000	44,695
5.88%, 10/01/28 144A Δ	55,000	49,044
Caterpillar Financial Services Corporation
0.95%, 01/10/24	225,000	219,325
0.45%, 05/17/24	595,000	569,559
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	610,998
4.50%, 06/01/33 144A	1,170,000	1,051,795
4.25%, 01/15/34 144A	405,000	352,350
CDW LLC
3.57%, 12/01/31	220,000	204,231
Centene Corporation
4.63%, 12/15/29	1,380,000	1,393,579
3.00%, 10/15/30	25,000	23,000
2.50%, 03/01/31	215,000	190,097
2.63%, 08/01/31	100,000	89,162
Charter Communications Operating LLC
3.50%, 06/01/41	370,000	308,441
6.48%, 10/23/45	210,000	239,700
5.75%, 04/01/48	890,000	948,918
4.80%, 03/01/50	335,000	319,228
3.70%, 04/01/51	150,000	124,048

	Par	Value
3.90%, 06/01/52	$135,000	$114,265
3.85%, 04/01/61	270,000	217,921
4.40%, 12/01/61	260,000	227,260
3.95%, 06/30/62	245,000	198,982
Cigna Corporation
4.80%, 08/15/38	280,000	307,470
3.20%, 03/15/40	150,000	136,697
3.40%, 03/15/50	260,000	235,110
Citigroup, Inc.
3.50%, 05/15/23	270,000	272,939
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ Δ ^	690,000	695,347
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	350,000	351,017
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	100,000	102,055
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	135,000	136,681
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	198,399
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	210,000	199,570
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	165,000	163,756
CME Group, Inc.
5.30%, 09/15/43	620,000	759,934
Comcast Corporation
2.94%, 11/01/56 144A	1,066,000	884,862
2.99%, 11/01/63 144A	307,000	251,774
CommScope, Inc.
4.75%, 09/01/29 144A	240,000	221,371
Comstock Resources, Inc.
7.50%, 05/15/25 144A	93,000	94,609
ConocoPhillips
6.50%, 02/01/39Δ	10,000	13,414
Continental Resources, Inc.
5.75%, 01/15/31 144A	235,000	257,400
2.88%, 04/01/32 144A Δ	25,000	22,333
4.90%, 06/01/44	270,000	267,700
Corebridge Financial, Inc.
4.35%, 04/05/42 144A	50,000	49,987
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	17,984
Crown Castle International Corporation REIT
1.05%, 07/15/26	385,000	348,366
2.50%, 07/15/31	185,000	165,340
CSC Holdings LLC
4.63%, 12/01/30 144A	200,000	167,534
CVS Health Corporation
4.13%, 04/01/40	105,000	107,095
5.05%, 03/25/48	295,000	334,963
4.25%, 04/01/50	210,000	218,640
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,610
3.25%, 02/15/32Δ	135,000	121,771
6.75%, 09/15/37 144A	500,000	588,780
Dell International LLC
5.45%, 06/15/23	153,000	157,701
	Par	Value
5.30%, 10/01/29	$365,000	$398,203
8.10%, 07/15/36	122,000	160,834
8.35%, 07/15/46	31,000	45,461
Delta Air Lines, Inc.
2.90%, 10/28/24	30,000	29,373
7.00%, 05/01/25 144A	50,000	53,597
4.50%, 10/20/25 144A	350,000	352,309
7.38%, 01/15/26Δ	330,000	358,743
4.75%, 10/20/28 144A	1,300,000	1,312,227
Devon Energy Corporation
5.88%, 06/15/28	384,000	406,670
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	287,708
Diamondback Energy, Inc.
3.13%, 03/24/31	45,000	43,053
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	315,735
Dillard's, Inc.
7.75%, 07/15/26	450,000	486,861
Directv Financing LLC
5.88%, 08/15/27 144A	1,370,000	1,349,553
Discovery Communications LLC
3.63%, 05/15/30	125,000	121,589
DISH DBS Corporation
5.88%, 11/15/24	1,065,000	1,063,791
7.75%, 07/01/26	1,545,000	1,536,881
5.75%, 12/01/28 144A	770,000	730,056
5.13%, 06/01/29	90,000	76,761
DISH Network Corporation
2.38%, 03/15/24 CONV	830,000	779,162
3.38%, 08/15/26 CONV	565,000	509,630
DTE Energy Co.
3.40%, 06/15/29	142,000	139,369
Duke Energy Corporation
2.55%, 06/15/31Δ	295,000	270,177
Edison International
4.95%, 04/15/25	35,000	35,833
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	65,039
Encore Capital Group, Inc.
4.88%, 10/15/25(E)	300,000	334,528
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	238,021
Energy Transfer LP
5.00%, 10/01/22	60,000	60,493
4.50%, 11/01/23	500,000	507,842
7.60%, 02/01/24	220,000	234,915
Enterprise Products Operating LLC
5.10%, 02/15/45	600,000	656,569
4.80%, 02/01/49	290,000	310,578
EOG Resources, Inc.
4.38%, 04/15/30Δ	100,000	108,422
EPR Properties REIT
3.75%, 08/15/29	230,000	215,568
3.60%, 11/15/31	340,000	308,833
EQT Corporation
3.13%, 05/15/26 144A	10,000	9,724

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.90%, 10/01/27	$30,000	$29,957
5.00%, 01/15/29	900,000	930,213
3.63%, 05/15/31 144A	105,000	100,433
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	700,329
Expedia Group, Inc.
2.95%, 03/15/31	440,000	408,101
Exxon Mobil Corporation
4.33%, 03/19/50	300,000	336,033
3.45%, 04/15/51	340,000	331,305
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	450,728
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	316,597
FirstEnergy Corporation
7.38%, 11/15/31	630,000	778,176
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	311,192
Ford Motor Co.
6.63%, 10/01/28	75,000	82,220
3.25%, 02/12/32	1,270,000	1,136,409
4.75%, 01/15/43	190,000	172,910
Ford Motor Credit Co. LLC
2.75%, 06/14/24(U)	460,000	586,203
2.39%, 02/17/26(E)	200,000	217,476
3.82%, 11/02/27	400,000	379,694
2.90%, 02/10/29	875,000	780,605
4.00%, 11/13/30	850,000	801,796
Fox Corporation
5.58%, 01/25/49Δ	215,000	250,690
Freeport-McMoRan, Inc.
5.40%, 11/14/34Δ	230,000	255,738
FS KKR Capital Corporation
3.40%, 01/15/26Δ	75,000	72,712
3.13%, 10/12/28	100,000	89,348
GE Capital Funding LLC
4.55%, 05/15/32	510,000	548,775
General Dynamics Corporation
4.25%, 04/01/40	190,000	208,023
4.25%, 04/01/50	460,000	519,130
General Electric Co.
6.75%, 03/15/32	11,000	13,887
General Motors Co.
5.40%, 10/02/23	360,000	372,641
6.13%, 10/01/25	250,000	268,615
6.25%, 10/02/43	85,000	96,693
5.20%, 04/01/45	255,000	259,069
General Motors Financial Co., Inc.
0.96%, 09/07/23(E)	415,000	460,907
1.05%, 03/08/24	75,000	72,230
5.25%, 03/01/26	315,000	330,234
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ Δ ^	5,000	5,000
3.60%, 06/21/30	275,000	263,472
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ Δ ^	10,000	10,515
	Par	Value
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	$290,000	$250,590
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	427,207
Gilead Sciences, Inc.
4.00%, 09/01/36Δ	670,000	686,480
Glencore Funding LLC
2.85%, 04/27/31 144A	420,000	384,231
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	96,699
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/23/22† ρ	40,000	32,200
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 09/29/25^	420,000	421,036
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	330,077
0.25%, 10/26/27(E)	428,000	433,650
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	225,000	225,522
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	265,000	267,301
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	200,405
6.75%, 10/01/37	180,000	227,455
(Variable, ICE LIBOR USD 3M + 1.37%), 4.02%, 10/31/38^	160,000	162,205
5.15%, 05/22/45	580,000	650,587
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	111,833
4.88%, 05/15/26 144A	560,000	564,200
HCA, Inc.
5.38%, 02/01/25	20,000	20,835
5.38%, 09/01/26Δ	18,000	18,918
3.50%, 09/01/30	50,000	48,392
5.25%, 06/15/49	170,000	186,914
Hercules LLC
6.50%, 06/30/29	130,000	139,441
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	28,359
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	68,189
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	60,000	57,332
4.88%, 07/01/31 144A	20,000	18,616
Hilton Worldwide Finance LLC
4.88%, 04/01/27	520,000	524,425
Icahn Enterprises LP
5.25%, 05/15/27	5,000	4,916
4.38%, 02/01/29	280,000	257,470
Ideal Standard International SA
6.38%, 07/30/26(E) 144A	840,000	777,587
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 144A CONV ⌂	55,000	51,430
Jabil, Inc.
1.70%, 04/15/26	85,000	78,808

	Par	Value
JBS U.S.A. LUX SA
3.00%, 02/02/29 144A	$45,000	$41,716
3.75%, 12/01/31 144A	50,000	46,515
Jefferies Group LLC
6.25%, 01/15/36	570,000	668,613
6.50%, 01/20/43	260,000	312,485
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	380,000	364,600
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONV	40,000	37,418
John Deere Capital Corporation
0.90%, 01/10/24Δ	55,000	53,552
1.25%, 01/10/25Δ	85,000	81,898
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	192,660
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	110,000	102,562
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	276,769
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	510,000	473,377
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	285,000	267,169
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	250,000	226,713
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	409,290
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,746,067
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	46,972
6.95%, 01/15/38	50,000	62,703
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	723,054
5.55%, 06/01/45Δ	310,000	347,590
Kraft Heinz Foods Co.
4.38%, 06/01/46	515,000	510,566
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A	230,000	222,686
Lennar Corporation
4.75%, 11/29/27Δ	1,045,000	1,089,911
Lithia Motors, Inc.
3.88%, 06/01/29 144A	45,000	42,603
Livongo Health, Inc.
0.88%, 06/01/25 CONV	35,000	35,385
Lumen Technologies, Inc.
5.63%, 04/01/25	50,000	50,445
Magallanes, Inc.
4.05%, 03/15/29 144A	40,000	40,245
4.28%, 03/15/32 144A	275,000	276,564
5.05%, 03/15/42 144A	360,000	367,958
5.14%, 03/15/52 144A	690,000	707,578
Marathon Petroleum Corporation
4.70%, 05/01/25	380,000	395,316
Marriott International, Inc.
2.85%, 04/15/31	75,000	68,565
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A	45,000	42,497
	Par	Value
Marvell Technology, Inc.
2.45%, 04/15/28	$70,000	$64,503
2.95%, 04/15/31	60,000	55,562
Masco Corporation
7.75%, 08/01/29	62,000	75,294
6.50%, 08/15/32	27,000	31,913
Match Group Holdings II LLC
5.00%, 12/15/27 144A Δ	560,000	558,289
MBIA Insurance Corporation
11.50%, 01/15/33 144A #	215,000	27,950
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	435,282
4.20%, 04/01/50	300,000	314,209
Micron Technology, Inc.
2.70%, 04/15/32	215,000	194,976
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	375,000	391,406
MMS U.S.A. Holdings, Inc.
1.75%, 06/13/31(E)	500,000	542,604
Molina Healthcare, Inc.
3.88%, 05/15/32 144A	50,000	47,656
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 0.79%, 01/22/25^	510,000	489,903
6.25%, 08/09/26	205,000	228,218
4.35%, 09/08/26	475,000	489,939
3.63%, 01/20/27	250,000	252,411
3.95%, 04/23/27	65,000	66,165
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	315,000	295,958
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	230,000	295,901
MPLX LP
4.70%, 04/15/48	105,000	106,101
MPT Operating Partnership LP REIT
2.55%, 12/05/23(U)	350,000	455,336
4.63%, 08/01/29Δ	240,000	238,054
3.50%, 03/15/31	1,000,000	930,417
Murphy Oil U.S.A., Inc.
3.75%, 02/15/31 144A Δ	25,000	22,865
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	744,684
Mylan, Inc.
4.55%, 04/15/28	225,000	227,915
Navient Corporation
6.75%, 06/15/26Δ	150,000	153,186
5.00%, 03/15/27	5,000	4,772
5.63%, 08/01/33	10,000	8,440
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	61,836
1.13%, 02/15/27 144A CONV	155,000	143,220
5.88%, 02/15/27 144A	65,000	64,108
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	23,234
Netflix, Inc.
4.88%, 04/15/28	20,000	21,006
5.88%, 11/15/28	90,000	99,432
6.38%, 05/15/29	1,215,000	1,375,975

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.38%, 11/15/29 144A	$10,000	$10,843
4.88%, 06/15/30 144A	145,000	154,930
Newell Brands, Inc.
4.10%, 04/01/23	320,000	323,500
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	251,740
NVIDIA Corporation
3.70%, 04/01/60	280,000	284,975
Occidental Petroleum Corporation
3.20%, 08/15/26	275,000	270,629
3.50%, 08/15/29Δ	280,000	276,275
4.50%, 07/15/44	110,000	105,347
4.63%, 06/15/45	5,000	4,861
4.10%, 02/15/47	15,000	13,905
4.20%, 03/15/48	20,000	18,736
OneMain Finance Corporation
6.88%, 03/15/25	125,000	131,575
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	285,060
Oracle Corporation
4.00%, 07/15/46	205,000	182,426
3.95%, 03/25/51	150,000	131,614
Organon & Co.
2.88%, 04/30/28(E)	150,000	158,528
Ovintiv, Inc.
8.13%, 09/15/30	15,000	18,813
7.20%, 11/01/31	5,000	6,058
7.38%, 11/01/31	10,000	12,291
6.50%, 08/15/34	120,000	142,785
6.63%, 08/15/37	30,000	35,591
6.50%, 02/01/38	5,000	5,942
Owens Corning
7.00%, 12/01/36	523,000	660,983
Owl Rock Capital Corporation
4.25%, 01/15/26Δ	265,000	258,601
2.88%, 06/11/28	120,000	104,886
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	261,803
Pacific Gas and Electric Co.
3.25%, 06/01/31	160,000	144,959
3.30%, 08/01/40Δ	120,000	98,473
4.30%, 03/15/45	255,000	217,815
Peloton Interactive, Inc.
0.93%, 02/15/26Ω CONV	40,000	33,250
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	464,473
Pilgrim's Pride Corporation
4.25%, 04/15/31 144A	10,000	9,271
3.50%, 03/01/32 144A	140,000	122,528
Plains All American Pipeline LP
4.65%, 10/15/25	230,000	236,478
3.55%, 12/15/29	200,000	193,549
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E) Δ	265,000	290,471
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	610,000	625,476
	Par	Value
PulteGroup, Inc.
6.00%, 02/15/35	$95,000	$107,225
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	440,873
Range Resources Corporation
5.00%, 03/15/23	53,000	53,451
4.88%, 05/15/25	120,000	121,664
4.75%, 02/15/30 144A Δ	840,000	835,548
Rocket Mortgage LLC
2.88%, 10/15/26 144A	230,000	211,669
3.63%, 03/01/29Δ	130,000	118,957
3.88%, 03/01/31 144A Δ	320,000	290,088
4.00%, 10/15/33 144A	155,000	136,067
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,320
5.50%, 04/01/28 144A	130,000	124,106
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,375,258
SBA Communications Corporation REIT
3.13%, 02/01/29	155,000	141,197
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	690,084
Southern Co. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	200,000	194,000
Southern Copper Corporation
5.25%, 11/08/42	870,000	986,049
Southwest Airlines Co.
1.25%, 05/01/25 CONV	150,000	204,112
Southwestern Energy Co.
5.95%, 01/23/25	20,000	20,934
4.75%, 02/01/32	765,000	765,111
Spectrum Brands, Inc.
5.75%, 07/15/25	35,000	35,705
5.00%, 10/01/29 144A Δ	90,000	84,839
Splunk, Inc.
1.13%, 06/15/27 CONV	65,000	62,400
Sprint Capital Corporation
8.75%, 03/15/32	550,000	741,887
Sprint Corporation
7.88%, 09/15/23	490,000	521,235
Stewart Information Services Corporation
3.60%, 11/15/31	135,000	123,028
Synchrony Financial
2.88%, 10/28/31	215,000	190,982
Sysco Corporation
6.60%, 04/01/50	142,000	191,578
Tapestry, Inc.
3.05%, 03/15/32	30,000	27,300
Targa Resources Partners LP
5.88%, 04/15/26	620,000	639,793
5.50%, 03/01/30	280,000	291,141
4.00%, 01/15/32	35,000	33,725
TD SYNNEX Corporation
1.75%, 08/09/26 144A	135,000	123,839

	Par	Value
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	$275,000	$233,337
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	340,000	319,408
Terminix Co. LLC (The)
7.45%, 08/15/27	120,000	136,430
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36Δ	75,000	75,905
Time Warner Cable LLC
5.50%, 09/01/41	35,000	36,423
4.50%, 09/15/42	55,000	51,007
T-Mobile U.S.A., Inc.
2.40%, 03/15/29 144A	25,000	22,914
3.88%, 04/15/30	675,000	678,553
2.70%, 03/15/32 144A	485,000	441,801
4.50%, 04/15/50	360,000	365,489
Toyota Motor Credit Corporation
0.50%, 06/18/24Δ	595,000	568,405
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	312,533
4.45%, 08/01/42	750,000	766,529
TransDigm, Inc.
4.63%, 01/15/29	35,000	32,768
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,441
6.00%, 04/01/27	10,000	10,338
4.50%, 12/01/29 144A	110,000	102,221
4.63%, 03/01/30 144A	75,000	69,893
TriNet Group, Inc.
3.50%, 03/01/29 144A	95,000	87,472
Twitter, Inc.
0.00%, 03/15/26 CONV ⌂	65,000	55,344
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	70,168	72,579
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	63,962	61,734
Uber Technologies, Inc.
1.42%, 12/15/25Ω CONV Δ	70,000	63,000
7.50%, 09/15/27 144A	260,000	277,551
6.25%, 01/15/28 144A Δ	120,000	124,229
4.50%, 08/15/29 144A	345,000	324,084
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	76,943	77,356
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	61,458	57,640
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	328,152	340,214
United Rentals North America, Inc.
5.25%, 01/15/30Δ	410,000	423,563
3.88%, 02/15/31Δ	1,290,000	1,217,863
	Par	Value
Verizon Communications, Inc.
1.13%, 11/03/28(U)	$290,000	$344,346
2.36%, 03/15/32 144A	940,000	850,607
0.75%, 03/22/32(E)	185,000	187,063
3.40%, 03/22/41	620,000	582,862
4.00%, 03/22/50	720,000	733,767
3.55%, 03/22/51	150,000	141,559
3.70%, 03/22/61Δ	350,000	326,096
Viatris, Inc.
3.85%, 06/22/40	280,000	242,902
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	82,207
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	823,219
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	260,999
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ ^	170,000	178,041
1.00%, 02/02/27(E)	400,000	430,741
(Variable, U.S. SOFR + 1.26%), 2.57%, 02/11/31^	230,000	213,961
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	198,480
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	840,000	1,001,355
Western Digital Corporation
2.85%, 02/01/29	15,000	13,734
3.10%, 02/01/32	10,000	8,969
Western Midstream Operating LP
3.60%, 02/01/25	850,000	845,580
4.55%, 02/01/30	20,000	19,937
5.45%, 04/01/44	10,000	10,159
5.30%, 03/01/48	50,000	49,594
5.50%, 08/15/48	835,000	826,065
5.75%, 02/01/50	25,000	24,422
Westlake Corporation
3.13%, 08/15/51Δ	205,000	169,192
WestRock MWV LLC
8.20%, 01/15/30	75,000	96,481
7.95%, 02/15/31	25,000	32,113
Weyerhaeuser Co. REIT
6.95%, 10/01/27	30,000	34,846
6.88%, 12/15/33	250,000	310,195
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	49,792
5.75%, 06/24/44	320,000	369,563
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	188,954
Total Corporate Bonds (Cost $126,298,686)		122,652,417
FOREIGN BONDS — 41.7%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	108,295

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Angola — 0.1%
Angolan Government International Bond
9.50%, 11/12/25Δ	$200,000	$219,470
9.38%, 05/08/48Δ	200,000	197,220
		416,690
Argentina — 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	47,123
(Step to 0.75% on 07/09/23), 0.50%, 07/09/30 STEP	828,157	279,511
(Step to 1.50% on 07/09/22), 1.13%, 07/09/35 STEP	1,625,941	497,798
Pampa Energia SA
7.50%, 01/24/27 144A	750,000	659,250
Provincia de Buenos Aires
(Step to 5.25% on 09/01/22), 3.90%, 09/01/37 144A STEP	623,391	268,158
		1,751,840
Australia — 0.2%
Australia Government Bond
1.75%, 06/21/51(A)	2,000,000	1,075,921
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	94,756
		1,170,677
Austria — 0.5%
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	54,880
Sappi Papier Holding GmbH
3.63%, 03/15/28(E)	130,000	137,147
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	397,426
5.00%, 01/15/30	730,000	745,264
3.75%, 01/15/31	1,450,000	1,367,669
		2,702,386
Azerbaijan — 0.1%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	558,463
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	222,375
		780,838
Belgium — 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E) Δ	500,000	514,578
House of Finance NV (The)
4.38%, 07/15/26(E)	150,000	163,054
Kingdom of Belgium Government Bond
3.75%, 06/22/45(E)	18,000	29,151
		706,783
	Par	Value
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27Δ	$200,000	$203,750
4.75%, 02/15/29	200,000	215,370
		419,120
Brazil — 2.4%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	120,000	121,752
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	14,363,000	2,957,001
10.00%, 01/01/25(B)	18,485,000	3,751,521
10.00%, 01/01/27(B)	8,227,000	1,646,416
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,630,000	524,856
5.63%, 01/07/41Δ	230,000	223,321
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	760,000	758,989
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22ρ ^	1,110,000	1,108,524
Ultrapar International SA
5.25%, 10/06/26 144A	1,300,000	1,321,840
Vale Overseas, Ltd.
6.88%, 11/21/36	900,000	1,087,353
		13,501,573
Canada — 1.3%
1011778 BC ULC
3.88%, 01/15/28 144A Δ	720,000	683,554
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	426,009	440,540
Bausch Health Cos., Inc.
7.00%, 01/15/28 144A	5,000	4,484
5.00%, 01/30/28 144A	50,000	41,265
4.88%, 06/01/28 144A	20,000	19,177
5.00%, 02/15/29 144A	5,000	3,901
6.25%, 02/15/29 144A	5,000	4,108
5.25%, 01/30/30 144A	25,000	19,679
5.25%, 02/15/31 144A Δ	120,000	93,564
Canadian Government Bond
1.00%, 06/01/27(C)	3,265,000	2,439,172
Clarios Global LP
4.38%, 05/15/26(E) Δ	291,000	319,504
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	302,337
7.50%, 04/01/25 144A	350,000	355,684
6.88%, 10/15/27 144A	200,000	209,710

	Par	Value
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	$340,000	$398,081
MEG Energy Corporation
7.13%, 02/01/27 144A	1,310,000	1,373,319
Open Text Corporation
3.88%, 02/15/28 144A	190,000	182,497
Rogers Communications, Inc.
3.80%, 03/15/32 144A	210,000	208,637
4.55%, 03/15/52 144A	165,000	164,516
		7,263,729
Chile — 0.1%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	220,847
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	400,000	334,062
		554,909
China — 5.2%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	671,540
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,592,076
3.85%, 12/12/26(Y)	18,000,000	2,965,431
3.48%, 06/29/27(Y)	33,000,000	5,386,828
4.15%, 12/04/27(Y)	13,000,000	2,172,824
4.29%, 05/22/29(Y)	16,500,000	2,809,820
3.60%, 05/21/30(Y)	7,000,000	1,149,627
3.02%, 05/27/31(Y)	46,660,000	7,429,711
3.95%, 06/29/43(Y)	4,000,000	694,604
4.10%, 05/21/45(Y)	1,000,000	176,528
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	251,697
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23ρ ^	200,000	202,011
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	15,000	15,099
4.50%, 03/15/23 144A	190,000	191,443
5.50%, 02/15/24 144A	830,000	850,098
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	250,000	250,480
Times China Holdings, Ltd.
6.75%, 07/08/25	200,000	82,050
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	63,113
		29,954,980
Colombia — 0.7%
Colombia Government International Bond
3.00%, 01/30/30	315,000	271,749
6.13%, 01/18/41Δ	100,000	97,325
	Par	Value
5.63%, 02/26/44	$3,170,000	$2,881,435
5.00%, 06/15/45	200,000	169,072
5.20%, 05/15/49	200,000	171,204
Ecopetrol SA
5.88%, 09/18/23	140,000	143,748
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	538,812
		4,273,345
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45Δ	340,000	338,728
Croatia — 0.0%
Croatia Government International Bond
1.50%, 06/17/31(E)	200,000	208,152
Cyprus — 0.0%
Cyprus Government International Bond
0.95%, 01/20/32(E)	29,000	28,988
Czech Republic — 0.1%
CPI Property Group SA
(Variable, 5.73% - EUR Swap Rate 5Y), 4.88%, 08/18/26(E) ρ ^	100,000	100,954
Czech Republic Government Bond
0.95%, 05/15/30(ZE)	17,870,000	656,709
		757,663
Denmark — 0.0%
DKT Finance ApS
7.00%, 06/17/23(E)	204,000	227,080
Dominican Republic — 0.1%
Dominican Republic International Bond
4.88%, 09/23/32	260,000	235,953
6.00%, 02/22/33Δ	150,000	146,964
6.85%, 01/27/45	220,000	218,627
		601,544
Ecuador — 0.1%
Ecuador Government International Bond
4.72%, 07/31/30Ω	16,866	9,310
(Step to 5.50% on 07/31/22), 5.00%, 07/31/30 STEP	69,140	57,491
(Step to 2.50% on 07/31/22), 1.00%, 07/31/35 STEP	488,778	320,155
(Step to 1.50% on 07/31/22), 0.50%, 07/31/40 STEP	59,020	33,553
		420,509
Egypt — 0.3%
Egypt Government International Bond
7.60%, 03/01/29	400,000	381,104
6.38%, 04/11/31(E)	1,200,000	1,140,838
7.63%, 05/29/32	200,000	181,704

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.90%, 02/21/48	$200,000	$163,019
		1,866,665
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50Δ	150,000	67,877
Finland — 0.0%
Ahlstrom-Munksjo Holding 3 OY
3.63%, 02/04/28(E)	200,000	206,720
France — 1.4%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ Δ ^	400,000	420,852
Afflelou SAS
4.25%, 05/19/26(E)	150,000	162,658
Altice France SA
3.38%, 01/15/28(E)	400,000	402,141
Banijay Group SAS
6.50%, 03/01/26(E)	122,000	135,625
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ Δ ^	740,000	797,864
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	339,014
(Variable, U.S. SOFR + 0.91%), 1.68%, 06/30/27 144A ^	210,000	192,328
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	324,188
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	632,955
Constellium SE
4.25%, 02/15/26(E)	285,000	316,038
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	600,000	804,355
Faurecia SE
2.38%, 06/15/27(E)	365,000	361,376
French Republic Government Bond OAT
2.10%, 07/25/23(E) 144A	254,370	307,923
0.10%, 03/01/25(E)	26,859	32,524
1.00%, 05/25/27(E)	13,157	14,872
1.85%, 07/25/27(E)	23,612	32,585
0.10%, 03/01/28(E)	93,441	117,227
1.50%, 05/25/31(E)	80,377	94,060
0.10%, 07/25/31(E) 144A	142,017	186,154
0.00%, 11/25/31(E)	158,000	159,910
0.50%, 05/25/40(E) 144A	40,000	38,881
Iliad Holding SASU
5.63%, 10/15/28(E) Δ	200,000	221,294
Kapla Holding SAS
3.38%, 12/15/26(E)	200,000	212,347
La Financiere Atalian SASU
4.00%, 05/15/24(E) Δ	100,000	100,663
	Par	Value
Laboratoire Eimer Selas
5.00%, 02/01/29(E)	$150,000	$155,108
Loxam SAS
5.75%, 07/15/27(E)	530,000	574,953
Orange SA
0.50%, 09/04/32(E)	400,000	397,725
Paprec Holding SA
4.00%, 03/31/25(E)	155,000	172,841
		7,708,461
Gabon — 0.2%
Gabo Government International Bond
7.00%, 11/24/31 144A	1,020,000	982,607
Germany — 6.1%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	3,200,000	2,784,000
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	104,249
Bundesobligation
0.00%, 04/11/25(E)	3,086,000	3,400,174
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,360,000	3,806,149
0.00%, 08/15/30(E)	46,241	49,356
0.00%, 02/15/31(E) Δ	17,172,672	18,218,323
0.00%, 08/15/31(E)	57,400	60,555
1.25%, 08/15/48(E)	17,000	21,788
Bundesschatzanweisungen
0.00%, 12/15/22(E)	1,350,000	1,499,535
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	179,573
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/26(E)	61,020	76,199
Gruenenthal GmbH
4.13%, 05/15/28(E)	260,000	280,794
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	215,000	229,999
Infineon Technologies AG
(Variable, 4.00% - EUR Swap Rate 5Y), 3.63%, 01/01/28(E) ρ Δ ^	100,000	111,215
Kreditanstalt fuer Wiederaufbau
0.01%, 05/05/27(E)	22,000	23,452
0.00%, 09/15/31(E) Δ	33,000	33,172
PCF GmbH
4.75%, 04/15/26(E)	395,000	421,208
Renk AG
5.75%, 07/15/25(E) 144A	210,000	234,217
Schaeffler AG
3.38%, 10/12/28(E)	200,000	217,297
Schenck Process Holding GmbH
5.38%, 06/15/23(E) 144A	340,000	372,693
5.38%, 06/15/23(E)	200,000	219,231

	Par	Value
SGL Carbon SE
4.63%, 09/30/24(E)	$480,000	$525,510
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	12,708
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25(E)	200,000	213,269
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	383,204
(Floating, 4.75% - Euribor 3M), 4.75%, 07/15/27(E) †	165,000	182,653
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	120,000	126,112
Volkswagen Bank GmbH
1.25%, 12/15/25(E) Δ	782,000	852,180
		34,638,815
Ghana — 0.2%
Ghana Government International Bond
7.63%, 05/16/29 144A	640,000	467,680
7.63%, 05/16/29	200,000	146,150
10.75%, 10/14/30	200,000	212,070
10.75%, 10/14/30 144A	340,000	360,519
7.88%, 02/11/35	200,000	140,078
		1,326,497
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24	200,000	62,100
Hungary — 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	19,733
India — 0.0%
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31 144A	200,000	178,439
Indonesia — 2.9%
Indonesia Government International Bond
0.90%, 02/14/27(E) Δ	120,000	125,735
1.40%, 10/30/31(E)	220,000	222,200
5.25%, 01/17/42 144A	1,940,000	2,172,800
5.25%, 01/17/42	630,000	705,600
4.20%, 10/15/50	3,480,000	3,629,945
Indonesia Treasury Bond
7.00%, 05/15/27(I)	48,282,000,000	3,527,637
8.25%, 05/15/29(I)	76,029,000,000	5,772,540
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	214,816
		16,371,273
Ireland — 0.5%
AerCap Ireland Capital DAC
4.45%, 10/01/25	400,000	401,799
	Par	Value
1.75%, 01/30/26	$540,000	$496,109
3.30%, 01/30/32	660,000	596,026
Ardagh Packaging Finance PLC
5.25%, 08/15/27 144A Δ	300,000	277,652
eircom Finance DAC
3.50%, 05/15/26(E)	150,000	164,058
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	448,000	482,022
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	20,910
0.40%, 05/15/35(E)	81,000	81,265
0.55%, 04/22/41(E)	36,000	34,879
Motion Bondco DAC
4.50%, 11/15/27(E)	100,000	101,941
		2,656,661
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	62,741
5.88%, 03/30/31 144A	90,000	86,175
Israel Government International Bond
3.38%, 01/15/50	200,000	190,000
Summit Properties, Ltd.
2.00%, 01/31/25(E)	265,000	283,054
		621,970
Italy — 1.9%
ASR Media and Sponsorship SpA
5.13%, 08/01/24(E)	881,211	920,370
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	487,000	510,038
Centurion Bidco SpA
5.88%, 09/30/26(E)	230,000	248,180
doValue SpA
5.00%, 08/04/25(E)	100,000	113,169
Guala Closures SpA
3.25%, 06/15/28(E)	100,000	100,032
International Design Group SpA
(Floating, 4.25% - Euribor 3M), 4.25%, 05/15/26(E) 144A †	250,000	272,677
Italy Buoni Poliennali Del Tesoro
1.45%, 05/15/25(E)	81,000	91,246
1.40%, 05/26/25(E) 144A	579,550	685,201
0.55%, 05/21/26(E) 144A	42,390	48,560
1.60%, 06/01/26(E)	43,000	48,536
0.00%, 08/01/26(E)	26,000	27,344
3.10%, 09/15/26(E) 144A	51,365	70,211
2.05%, 08/01/27(E)	4,240,000	4,852,716
0.65%, 10/28/27(E) 144A	59,523	69,397
1.35%, 04/01/30(E)	495,000	530,676
0.60%, 08/01/31(E) 144A	1,301,000	1,274,391
0.95%, 12/01/31(E) 144A	55,000	55,380
0.95%, 06/01/32(E)	96,000	95,784
1.50%, 04/30/45(E) 144A	7,000	6,597
2.15%, 09/01/52(E) 144A	10,000	10,313

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mooney Group SpA
(Floating, 3.88% - Euribor 3M), 3.88%, 12/17/26(E) †	$300,000	$330,962
Telecom Italia Capital SA
6.38%, 11/15/33	255,000	244,162
Telecom Italia SpA
3.63%, 05/25/26(E) Δ	255,000	282,288
		10,888,230
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	460,000	471,605
5.88%, 10/17/31(E) Δ	200,000	205,458
4.88%, 01/30/32(E) 144A	340,000	332,287
4.88%, 01/30/32(E)	110,000	107,505
5.75%, 12/31/32 144A STEP	321,903	316,853
		1,433,708
Japan — 0.3%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	140,000,000	1,150,630
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	236,570
SoftBank Group Corporation
5.00%, 04/15/28(E)	245,000	258,454
4.63%, 07/06/28	200,000	179,460
		1,825,114
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	300,000	387,116
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	132,744
		519,860
Kazakhstan — 0.3%
Kazakhstan Government International Bond
2.38%, 11/09/28(E)	300,000	304,369
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	481,846
5.38%, 04/24/30	300,000	289,108
KazTransGas JSC
4.38%, 09/26/27 144A	630,000	570,528
		1,645,851
Luxembourg — 0.2%
Altice Finco SA
4.75%, 01/15/28(E)	479,000	465,829
Altice France Holding SA
8.00%, 05/15/27(E)	100,000	114,483
SES SA
(Variable, EUR Swap Rate 5Y + 5.40%), 5.63%, 01/29/24(E) ρ ^	100,000	114,988
	Par	Value
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E) Δ	$200,000	$213,464
		908,764
Mexico — 3.0%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ρ ^	260,000	260,520
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,105,222
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	605,926
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	595,750
Cemex SAB de CV
3.88%, 07/11/31 144A	400,000	365,680
Mexican Bonos
8.00%, 12/07/23(M)	2,608,300	130,336
7.50%, 06/03/27(M)	151,900,000	7,335,670
8.50%, 11/18/38(M)	5,995,600	306,368
7.75%, 11/13/42(M)	76,750,000	3,599,648
Mexico Government International Bond
2.88%, 04/08/39(E)	700,000	696,527
5.75%, 10/12/10«	320,000	325,557
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	1,100,000	1,133,973
Orbia Advance Corporation SAB de CV
2.88%, 05/11/31 144A	200,000	177,399
Petroleos Mexicanos
4.75%, 02/26/29(E)	300,000	308,262
5.95%, 01/28/31	140,000	129,423
7.69%, 01/23/50	390,000	341,328
		17,417,589
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	213,229
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A	350,000	360,855
4.50%, 10/22/25 144A	320,000	321,475
		682,330

	Par	Value
Netherlands — 2.4%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	$100,000	$108,538
ABN AMRO Bank NV
7.13%, 07/06/22(E)	540,000	607,998
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	250,000	249,436
5.75%, 12/01/43	630,000	765,905
Dufry One BV
2.00%, 02/15/27(E)	345,000	342,670
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	264,344
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	132,354
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	385,937
IPD 3 BV
5.50%, 12/01/25(E) 144A	560,000	621,101
5.50%, 12/01/25(E) Δ	417,000	462,499
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E)	215,000	237,959
(Floating, 3.88% - Euribor 3M), 3.88%, 04/01/24(E) †	118,000	130,495
Maxeda DIY Holding BV
5.88%, 10/01/26(E) Δ	200,000	214,734
Petrobras Global Finance BV
6.25%, 03/17/24	780,000	818,750
6.88%, 01/20/40Δ	80,000	82,596
6.90%, 03/19/49	880,000	875,754
Prosus NV
3.83%, 02/08/51	1,020,000	745,885
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	430,000	495,961
Summer BidCo BV
Cash Coupon 9.00% or PIK 9.75%, 9.00%, 11/15/25(E)	446,767	493,941
Syngenta Finance NV
4.44%, 04/24/23 144A	460,000	466,375
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ ^	200,000	223,844
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/25(E) Δ	250,000	279,439
1.88%, 03/31/27(E)	200,000	195,128
4.38%, 05/09/30(E)	100,000	103,142
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	200,000	192,240
4.10%, 10/01/46Δ	200,000	157,407
	Par	Value
Trivium Packaging Finance BV
3.75%, 08/15/26(E)	$250,000	$271,656
United Group BV
3.13%, 02/15/26(E)	200,000	207,071
5.25%, 02/01/30(E) 144A	500,000	518,918
UPC Holding BV
5.50%, 01/15/28 144A	310,000	306,809
3.88%, 06/15/29(E)	200,000	214,641
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	218,346
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,283,039
WP/AP Telecom Holdings IV BV
3.75%, 01/15/29(E) 144A	480,000	506,262
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	500,000	496,394
		13,677,568
New Zealand — 1.3%
New Zealand Government Bond
3.50%, 04/14/33(Z)	10,755,000	7,638,494
Nigeria — 0.2%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	415,822
7.88%, 02/16/32	200,000	190,077
7.63%, 11/28/47 144A	940,000	784,928
		1,390,827
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	580,045
3.00%, 11/15/27(E)	150,000	161,123
Aker BP ASA
3.75%, 01/15/30 144A	150,000	146,988
4.00%, 01/15/31 144A	150,000	149,675
		1,037,831
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	200,367
Panama — 0.4%
Panama Government International Bond
3.75%, 03/16/25Δ	860,000	876,091
6.70%, 01/26/36Δ	202,000	249,483
4.50%, 04/01/56	1,140,000	1,118,431
		2,244,005
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	222,202

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Peru — 0.8%
Peruvian Government International Bond
2.39%, 01/23/26	$1,370,000	$1,331,900
1.25%, 03/11/33(E) Δ	200,000	191,581
1.95%, 11/17/36(E)	100,000	96,194
6.55%, 03/14/37	640,000	811,235
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	631,425
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,697,756
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	19,176
		4,779,267
Philippines — 0.0%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	94,418
Poland — 0.3%
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,106,718
1.25%, 10/25/30(P)	3,060,000	539,246
		1,645,964
Qatar — 0.0%
Qatar Government International Bond
4.82%, 03/14/49	200,000	237,643
Romania — 0.4%
RCS & RDS SA
3.25%, 02/05/28(E)	200,000	203,278
Romanian Government International Bond
3.62%, 05/26/30(E)	42,000	45,527
1.75%, 07/13/30(E)	41,000	38,499
2.00%, 04/14/33(E) 144A	560,000	499,700
2.00%, 04/14/33(E)	822,000	733,488
3.75%, 02/07/34(E)	88,000	91,090
3.88%, 10/29/35(E)	248,000	258,024
4.63%, 04/03/49(E)	100,000	108,900
3.38%, 01/28/50(E)	84,000	74,727
		2,053,233
Russia — 0.1%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	423,153,000	260,402
6.90%, 05/23/29(Q)	192,500,000	118,462
7.25%, 05/10/34(Q)	262,547,000	161,567
		540,431
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E) Δ	100,000	107,755
	Par	Value
Serbia — 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	$190,000	$178,999
Slovakia — 0.0%
Slovakia Government Bond
0.38%, 04/21/36(E)	18,400	16,969
South Africa — 1.3%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,140,000	103,145
6.50%, 02/28/41(S)	56,596,000	2,595,573
Republic of South Africa Government International Bond
4.88%, 04/14/26Δ	200,000	204,073
4.85%, 09/27/27Δ	200,000	201,500
4.85%, 09/30/29Δ	2,190,000	2,146,721
5.88%, 06/22/30Δ	200,000	209,800
5.75%, 09/30/49	2,420,000	2,120,549
		7,581,361
Spain — 0.5%
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	143,248
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	680,000	727,156
4.00%, 09/18/27(E) 144A	400,000	427,739
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	28,610
1.40%, 07/30/28(E) 144A	73,000	82,960
0.50%, 10/31/31(E) 144A	1,271,000	1,298,807
Tendam Brands SAU
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) †	160,000	176,440
		2,884,960
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	99,274
6.75%, 04/18/28	500,000	238,300
		337,574
Supranational — 0.1%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27	200,000	202,182
European Union
0.00%, 07/06/26(E)	118,000	127,167
0.00%, 10/04/28(E)	46,000	48,174
0.00%, 04/22/31(E)	32,000	32,285
0.40%, 02/04/37(E) Δ	43,000	42,362
0.70%, 07/06/51(E) Δ	12,000	11,444
		463,614

	Par	Value
Sweden — 0.3%
Intrum AB
3.50%, 07/15/26(E) Δ	$495,000	$526,499
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ ^	321,000	304,249
Verisure Holding AB
3.25%, 02/15/27(E)	200,000	208,390
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	245,772
5.25%, 02/15/29(E)	150,000	153,607
		1,438,517
Switzerland — 0.7%
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	713,345
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	335,857
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 07/17/25(E) ^	500,000	545,515
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	335,000	302,680
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,482,487
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	444,700
		3,824,584
Turkey — 0.4%
Turkey Government International Bond
6.00%, 03/25/27	1,570,000	1,464,182
4.88%, 04/16/43	500,000	357,220
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23	200,000	197,482
		2,018,884
Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/25	100,000	43,804
6.75%, 06/20/26(E)	200,000	93,353
9.75%, 11/01/28	250,000	108,402
0.00%, 05/31/401	100,000	33,132
		278,691
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	200,000	212,382
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	201,310
DP World, Ltd.
5.63%, 09/25/48 144A	970,000	1,052,744
	Par	Value
5.63%, 09/25/48	$600,000	$651,182
		2,117,618
United Kingdom — 2.3%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	207,779
3.38%, 03/11/29(U)	250,000	329,167
2.88%, 03/17/31 144A Δ	200,000	184,627
Antofagasta PLC
2.38%, 10/14/30 144A Δ	300,000	266,098
Aviva PLC
(Variable, UK Gilts 5Y + 2.40%), 6.13%, 09/29/22(U) ρ Δ ^	490,000	651,413
Barclays Bank PLC
7.63%, 11/21/22	291,000	298,374
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	331,596
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	369,375
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	235,000	218,522
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	176,650
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	106,241
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	260,000	328,235
Bellis Finco PLC
4.00%, 02/16/27(U) Δ	213,000	249,215
Constellation Automotive Financing PLC
4.88%, 07/15/27(U) Δ	100,000	120,363
eG Global Finance PLC
4.38%, 02/07/25(E) Δ	440,000	474,825
Energia Group NI FinanceCo PLC
4.00%, 09/15/25(E)	100,000	106,185
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ Δ ^	400,000	414,418
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ ^	400,000	408,000
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33Δ ^	200,000	205,758
Iceland Bondco PLC
4.63%, 03/15/25(U)	230,000	271,404
INEOS Finance PLC
3.38%, 03/31/26(E)	200,000	217,383
2.88%, 05/01/26(E) Δ	250,000	264,158
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	114,742
3.75%, 07/15/26(E)	100,000	104,311

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Jaguar Land Rover Automotive PLC
5.88%, 11/15/24(E)	$100,000	$112,842
4.50%, 01/15/26(E)	145,000	154,967
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	310,000	309,259
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26Δ ^	390,000	388,364
National Express Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	200,000	257,640
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	166,689
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.90%), 1.64%, 06/14/27^	200,000	183,113
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	545,000	523,793
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	177,712
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	397,863
Pinnacle Bidco PLC
6.38%, 02/15/25(U)	310,000	407,741
Premier Foods Finance PLC
3.50%, 06/15/23(U)	100,000	122,596
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ρ ^	820,000	1,090,394
SSE PLC
1.75%, 04/16/30(E) Δ	350,000	384,367
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	379,250	576,000
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	377,785
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	600,000	725,620
Vodafone Group PLC
5.25%, 05/30/48	190,000	213,455
		12,989,039
Total Foreign Bonds (Cost $267,867,595)		238,431,137
LOAN AGREEMENTS — 2.1%
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 4.25%, 05/12/28†	491,281	484,393
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 3.21%, 05/15/26†	493,654	485,632
	Par	Value
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.46%, 11/03/24†	$516,582	$510,678
Asurion LLC New B-9 Term Loan
0.00%, 07/31/27Σ	797,990	783,028
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 3.25%, 08/01/25†	85,436	84,061
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%, 0.75% Floor), 2.21%, 02/01/27†	493,671	490,210
CTEC III GmbH Facility B
0.00%, 03/16/29Σ	430,000	472,205
CWGS Group LLC Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 3.25%, 06/03/28†	137,870	132,959
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.75%, 12/22/27†	888,750	875,419
Entercom Media Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.95%, 11/18/24†	150,083	147,888
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.46%, 07/03/24†	273,620	270,315
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.38%), 2.38%, 01/29/27†	380,000	406,128
Garda World Security Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 4.71%, 10/30/26†	405,369	401,461
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 3.01%, 12/30/26†	176,850	175,165
Global Medical Response, Inc. 2021 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.25%), 5.25%, 10/02/25†	354,487	352,660
INEOS Styrolution Group GmbH 2026 Tranche B Euro Term Loan
(Floating, ICE EURIBOR USD 1M + 2.75%, 0.50% Floor), 2.75%, 01/29/26†	450,000	483,782
IU Finance Management GmbH Facility B
(Floating, ICE EURIBOR USD 3M + 5.00%, 0.50% Floor), 5.00%, 12/08/28†	690,000	761,526

	Par	Value
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.50%), 4.00%, 09/29/28†	$798,000	$785,364
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 2.21%, 03/01/27†	574,212	564,298
Mister Car Wash Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.46%, 05/14/26†	119,989	118,683
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 2.73%, 09/18/26†	103,529	103,261
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 2.75%), 3.50%, 09/23/26†	402,825	400,476
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.71%, 12/31/25†	254,106	251,928
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 2.71%, 12/09/25†	795,929	783,616
U.S. Renal Care, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 5.50%, 06/26/26†	296,962	273,948
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 2.75%), 3.50%, 04/29/26†	108,547	107,626
Univision Communications, Inc. 2021 Replacement First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 0.50% Floor), 4.00%, 03/15/26†	528,547	526,346
Whatabrands LLC Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.75%, 08/03/28†	508,725	503,269
Total Loan Agreements (Cost $11,951,452)		11,736,325
MORTGAGE-BACKED SECURITIES — 5.6%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61† γ	260,000	267,806
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	78,402
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	95,614
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 2.43%, 12/15/23 144A †	25,000	24,684
	Par	Value
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 2.73%, 12/15/23 144A †	$25,000	$24,683
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 4.03%, 12/15/23 144A †	15,000	14,802
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/30/25), 2.24%, 03/28/29 144A STEP	105,000	101,202
CIM Trust, Series 2021-NR2, Class A1
(Step to 5.57% on 04/25/24), 2.57%, 07/25/59 144A STEP	110,009	106,741
COMM Mortgage Trust, Series 2012-CR3, Class AM
3.42%, 10/15/45 144A	20,000	19,914
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	19,298	19,273
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 2.56%, 10/25/39 144A †	109,069	109,114
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.51%, 01/25/40 144A †	229,972	229,882
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 3.20%, 10/25/41 144A †	790,000	729,762
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 1.75%, 12/25/41 144A †	424,000	401,924
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 2.00%, 12/25/41 144A †	381,000	363,887
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 3.60%, 03/25/42 144A †	365,000	369,141
CSMC OA LLC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,205,161
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A † γ	78,154	75,377
CSMC Trust, Series 2021-RPL3, Class M2
3.75%, 01/25/60 144A	100,000	98,873

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CSMC Trust, Series 2021-RPL4, Class A1
1.80%, 12/27/60 144A † γ	$127,577	$121,984
CSMC, Series 2019-RIO, Class B
(Floating, ICE LIBOR USD 1M + 7.00%, 8.00% Floor), 8.00%, 12/15/22 144A †	1,120,000	1,092,989
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.85%), 3.31%, 11/25/29†	380,773	387,633
Fannie Mae Connecticut Avenue Securities, Series 2017-C06, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.80%, 2.80% Floor), 3.26%, 02/25/30†	466,002	474,675
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.71%, 07/25/30†	1,670,314	1,684,465
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, ICE LIBOR USD 1M + 2.55%, 2.55% Floor), 3.01%, 12/25/30†	1,177,214	1,189,035
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 4.71%, 01/25/31†	270,000	271,428
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.46%, 03/25/31†	673,216	673,201
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	77,080	75,956
3.50%, 04/01/50	58,467	58,810
3.00%, 07/01/50	78,855	77,466
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 2.30%), 2.76%, 01/25/50 144A †	770,000	737,022
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%), 2.31%, 02/25/50 144A †	424,685	423,953
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 2.10%, 12/25/50 144A †	$310,000	$306,366
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA3, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.50%), 3.60%, 10/25/33 144A †	610,000	573,202
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 3.55%, 03/25/42 144A †	106,000	108,059
Federal Home Loan Mortgage Corporation STACR Trust, Series 2018-HQA2, Class M2
(Floating, ICE LIBOR USD 1M + 2.30%), 2.76%, 10/25/48 144A †	1,110,000	1,108,660
Federal National Mortgage Association
3.00%, 08/01/46	85,388	84,866
3.00%, 12/01/47	277,808	275,242
3.50%, 08/01/49	132,162	132,626
4.00%, 08/01/49	123,831	126,536
3.50%, 09/01/49	226,098	227,402
4.00%, 10/01/49	181,725	185,848
3.00%, 03/01/50	142,892	140,442
3.00%, 05/01/50	154,565	151,646
3.50%, 06/01/50	42,353	42,503
3.00%, 07/01/50	44,297	43,457
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 4.95%), 5.41%, 07/25/29†	760,000	814,742
FHLMC Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 2.50%, 02/25/42 144A †	589,000	574,993
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	52,873	52,038
Government National Mortgage Association
4.50%, 08/20/48	83,477	86,679
2.50%, 04/01/52 TBA	575,000	557,728
3.00%, 04/01/52 TBA	1,210,000	1,195,962

	Par	Value
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 4.00%, 3.75% Floor), 4.40%, 09/15/31 144A †	$1,493,418	$482,831
GS Mortgage Securities Trust, Series 2014-GC18, Class AS
4.38%, 01/10/47	45,000	44,122
GS Mortgage Securities Trust, Series 2014-GC18, Class B
4.89%, 01/10/47	25,000	23,347
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, ICE LIBOR USD 1M + 2.75%, 2.75% Floor), 3.15%, 05/15/38 144A †	780,000	761,320
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A † γ	540,000	522,557
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.65%, 1.65% Floor, 11.50% Cap), 2.11%, 08/25/36†	155,402	155,619
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.22%, 02/15/51† γ	2,413	2,194
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.36%, 8.21% Floor), 8.75%, 06/15/35 144A †	1,500,000	30,037
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	115,679
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A
(Floating, ICE LIBOR USD 1M + 2.90%, 2.90% Floor), 3.36%, 02/27/24 144A †	117,002	117,693
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A † γ	97,302	93,845
PRPM LLC, Series 2021-5, Class A1
(Step to 4.79% on 07/25/24), 1.79%, 06/25/26 144A STEP	91,205	86,852
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 2.80%, 12/27/33 144A †	790,000	745,238
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A
3.83%, 01/15/32 144A † γ	100,000	100,365
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	440,000	438,537
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	549,890
	Par	Value
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	$1,170,000	$1,113,636
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, ICE LIBOR USD 1M + 2.40%, 2.40% Floor), 2.80%, 05/15/38 144A †	760,000	740,195
Toorak Mortgage Corporation, Ltd., Series 2021-1, Class A1
(Step to 3.24% on 01/25/24), 2.24%, 06/25/24 144A STEP	100,000	95,066
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	72,998	71,801
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.30%, 08/15/50† γ	410,000	387,235
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	274,534
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC
4.88%, 05/10/63 144A † γ	123,000	120,616
Uniform Mortgage Backed Securities
2.50%, 04/01/51 TBA	3,265,000	3,115,269
3.00%, 04/01/52 TBA	1,950,000	1,907,648
3.50%, 04/01/52 TBA	1,100,000	1,102,234
4.00%, 04/01/52 TBA	365,000	372,642
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.31%, 07/15/46† γ	25,000	24,043
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	22,924
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS
4.09%, 06/15/45	45,000	44,917
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
4.78%, 06/15/45	40,000	31,214
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.51%, 08/15/46† γ	35,000	33,915
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	34,145
Total Mortgage-Backed Securities (Cost $35,609,961)		32,156,016
U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds
3.50%, 02/15/39	3,540,000	4,059,246
4.25%, 05/15/39	30,000	37,598
3.88%, 08/15/40	20,000	23,906
1.75%, 08/15/41	1,321,000	1,145,761
2.00%, 11/15/41	40,000	36,206
2.75%, 08/15/42	90,000	91,603
2.88%, 05/15/43Δ	2,045,000	2,119,091

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 05/15/45	$30,000	$31,903
3.00%, 11/15/45	660,000	704,589
2.50%, 05/15/46	590,000	578,672
2.25%, 08/15/46Δ	690,000	646,066
2.88%, 11/15/46	1,520,000	1,599,681
3.00%, 05/15/47	60,000	64,846
2.75%, 08/15/47	90,000	93,357
3.13%, 05/15/48	40,000	44,700
3.38%, 11/15/48	770,000	902,434
1.25%, 05/15/50	50,000	37,356
1.38%, 08/15/50	3,730,000	2,875,014
2.38%, 05/15/51	870,000	853,569
2.00%, 08/15/51	3,906,600	3,525,707
2.25%, 02/15/52	341,000	327,147
		19,798,452
U.S. Treasury Notes
1.63%, 08/15/22	12,130,000	12,164,344
1.38%, 10/15/22	5,859,000	5,866,252
0.13%, 12/31/22	2,310,000	2,287,707
0.13%, 02/28/23	1,795,000	1,770,960
0.13%, 06/30/23	615,000	601,270
2.88%, 09/30/23	2,010,000	2,032,809
2.88%, 10/31/23	2,975,000	3,007,365
0.50%, 11/30/23	610,000	592,999
0.88%, 01/31/24Δ	608,000	592,610
2.75%, 02/15/24Δ	5,655,000	5,699,732
1.50%, 02/29/24Δ	555,000	546,957
2.38%, 02/29/24	10,000	10,013
1.50%, 10/31/24	570,000	556,217
2.25%, 11/15/24	20,520,000	20,396,559
1.50%, 02/15/25	2,556,000	2,484,711
2.00%, 02/15/25	70,000	69,033
2.88%, 05/31/25	315,000	318,285
0.38%, 11/30/25	26,242,000	24,266,162
1.63%, 02/15/26	6,460,000	6,246,139
1.63%, 05/15/26	340,000	328,140
2.00%, 11/15/26	870,000	851,173
1.25%, 11/30/26	200,000	189,254
1.88%, 02/28/27Δ	923,000	898,411
0.88%, 11/15/30	8,550,000	7,573,430
1.25%, 08/15/31	730,000	663,787
1.38%, 11/15/31	550,000	504,797
1.88%, 02/15/32	799,000	767,414
		101,286,530
Total U.S. Treasury Obligations (Cost $125,479,845)		121,084,982

	Shares
COMMON STOCKS — 0.3%
Communication Services — 0.2%
Altice U.S.A., Inc. Class A*	13,414	167,407
Comcast Corporation Class A	471	22,052
T-Mobile US, Inc.*	5,206	668,190
		857,649
Consumer Discretionary — 0.0%
Home Depot, Inc. (The)	43	12,871
	Shares	Value
Starbucks Corporation	157	$14,282
		27,153
Consumer Staples — 0.0%
Coca-Cola Co. (The)	309	19,158
Procter & Gamble Co. (The)	170	25,976
Walmart, Inc.	163	24,274
		69,408
Energy — 0.0%
Berry Corporation	2,492	25,717
Pioneer Natural Resources Co.	60	15,002
Williams Cos., Inc. (The)	419	13,999
		54,718
Financials — 0.0%
BlackRock, Inc.	31	23,689
Morgan Stanley	184	16,082
		39,771
Health Care — 0.0%
Abbott Laboratories	114	13,493
Anthem, Inc.	26	12,772
UnitedHealth Group, Inc.	19	9,689
		35,954
Industrials — 0.0%
Cummins, Inc.	73	14,973
Deere & Co.	37	15,372
L3Harris Technologies, Inc.	12	2,981
Lockheed Martin Corporation	50	22,070
Union Pacific Corporation	80	21,857
United Parcel Service, Inc. Class B	91	19,516
		96,769
Information Technology — 0.1%
Apple, Inc.	117	20,429
Automatic Data Processing, Inc.	41	9,329
Broadcom, Inc.	20	12,594
Cisco Systems, Inc.	342	19,070
Corning, Inc.	3,787	139,778
Microchip Technology, Inc.	172	12,924
Microsoft Corporation	63	19,424
Texas Instruments, Inc.	35	6,422
		239,970
Materials — 0.0%
Newmont Corporation	286	22,723
Real Estate — 0.0%
American Tower Corporation REIT	82	20,600
Utilities — 0.0%
Duke Energy Corporation	187	20,881
NextEra Energy, Inc.	261	22,109
		42,990
Total Common Stocks (Cost $1,457,968)		1,507,705
FOREIGN COMMON STOCKS — 0.0%
Ireland — 0.0%
Accenture PLC Class A	53	17,873

	Shares	Value
Jersey — 0.0%
Clarivate PLCΔ *	59	$989
Total Foreign Common Stocks (Cost $15,843)		18,862
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	387	507,938
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	2,799	139,390
Wells Fargo & Co.
7.50% CONV	69	91,425
Total Preferred Stocks (Cost $592,008)		738,753
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Clarivate PLC
5.25%, 06/01/24 CONV (Cost $128,000)	1,280	86,874
	Shares	Value
MONEY MARKET FUNDS — 11.4%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø ∞	32,371,904	$32,371,904
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø §	32,455,000	32,455,000
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	2,631	2,631
Total Money Market Funds (Cost $64,829,535)		64,829,535
TOTAL INVESTMENTS —105.5% (Cost $644,044,637)		602,641,921
Liabilities in Excess of Other Assets — (5.5)%		(31,198,962)
NET ASSETS — 100.0%		$571,442,959
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	06/2022	19	$3,913,691	$(286,977)
Euro-Bobl	06/2022	(68)	(9,693,494)	250,890
Euro-BTP Italian Government Bond	06/2022	(1)	(153,005)	6,204
Euro-Bund	06/2022	(1)	(175,518)	2,422
Euro-Schatz	06/2022	46	5,635,027	(49,760)
10-Year Japanese E-Mini	06/2022	165	20,318,014	(117,199)
10-Year Commonwealth Treasury Bond	06/2022	42	3,983,356	(67,958)
3-Year Commonwealth Treasury Bond	06/2022	171	14,061,217	(223,207)
10-Year U.S. Treasury Note	06/2022	62	7,618,250	(193,539)
U.S. Treasury Long Bond	06/2022	14	2,100,876	(70,625)
Ultra 10-Year U.S. Treasury Note	06/2022	(84)	(11,379,375)	276,493
Ultra Long U.S. Treasury Bond	06/2022	(25)	(4,428,125)	225,609
Ultra Long U.S. Treasury Bond	06/2022	1	177,125	(8,406)
Long GILT	06/2022	29	4,618,360	(39,607)
10-Year Bond	06/2022	16	1,670,967	(65,050)
2-Year U.S. Treasury Note	06/2022	5	1,059,610	(8,422)
5-Year U.S. Treasury Note	06/2022	(258)	(29,589,375)	818,358
5-Year U.S. Treasury Note	06/2022	70	8,028,125	(292,313)
3-Month Euribor	12/2022	3	827,364	(4,202)
90-Day Eurodollar	12/2022	312	75,925,200	(1,291,875)
90-Day Eurodollar	12/2023	146	35,394,050	(870,525)
Total Futures Contracts outstanding at March 31, 2022			$129,912,340	$(2,009,689)
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/22	U.S. Dollars	250,237,664	Euro	220,175,015	SS	$6,525,490
04/19/22	Russian Rubles	498,243,000	U.S. Dollars	4,678,338	GSC	1,253,620

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/22	U.S. Dollars	20,425,063	British Pounds	15,076,190	SS	$622,746
04/20/22	U.S. Dollars	12,472,761	Japanese Yen	1,442,117,948	SS	622,228
04/19/22	U.S. Dollars	6,464,308	Russian Rubles	498,243,000	GSC	532,350
04/20/22	U.S. Dollars	18,338,787	Euro	16,136,758	CITI	476,977
04/20/22	U.S. Dollars	17,573,381	Euro	15,528,173	UBS	385,215
04/20/22	Australian Dollars	12,888,494	U.S. Dollars	9,272,838	SS	373,917
04/20/22	U.S. Dollars	4,547,902	Japanese Yen	525,590,556	BNP	228,888
04/20/22	Brazilian Reals	5,988,894	U.S. Dollars	1,025,203	CITI	225,765
04/19/22	U.S. Dollars	22,178,322	Euro	19,853,000	CITI	203,643
04/19/22	U.S. Dollars	4,018,400	Taiwan Dollars	110,204,629	CITI	168,911
04/20/22	U.S. Dollars	4,362,689	Swedish Kronor	39,552,963	SC	154,480
04/20/22	Australian Dollars	4,662,865	U.S. Dollars	3,340,010	CITI	150,042
04/20/22	New Zealand Dollars	8,622,392	U.S. Dollars	5,826,175	SS	147,735
04/20/22	U.S. Dollars	7,593,364	Euro	6,740,544	SC	132,242
04/20/22	U.S. Dollars	4,861,334	Euro	4,280,587	RBC	123,143
04/20/22	U.S. Dollars	2,277,093	Japanese Yen	262,455,679	SC	120,376
04/20/22	Canadian Dollars	10,645,526	U.S. Dollars	8,397,557	SC	116,974
04/19/22	Canadian Dollars	9,608,964	U.S. Dollars	7,573,658	CITI	111,848
04/20/22	U.S. Dollars	2,154,606	Swedish Kronor	19,532,304	BNP	76,481
04/20/22	U.S. Dollars	3,603,979	Czech Republic Koruna	78,045,422	BNP	75,607
04/19/22	Australian Dollars	2,363,635	U.S. Dollars	1,694,717	CITI	74,391
04/20/22	U.S. Dollars	2,215,885	Japanese Yen	261,012,595	UBS	71,028
04/20/22	U.S. Dollars	2,102,309	British Pounds	1,550,589	BNP	65,637
04/20/22	South African Rand	17,242,856	U.S. Dollars	1,113,491	SC	63,505
04/20/22	U.S. Dollars	758,576	Russian Rubles	58,857,945	GSC	59,073
04/19/22	Mexican Pesos	24,039,298	U.S. Dollars	1,146,858	CITI	57,734
04/20/22	Chilean Pesos	675,805,515	U.S. Dollars	799,505	SC	56,312
04/20/22	Russian Rubles	19,853,976	U.S. Dollars	183,683	GSC	52,273
04/20/22	U.S. Dollars	1,123,745	Hungarian Forint	357,006,919	SC	51,699
04/20/22	U.S. Dollars	1,630,375	British Pounds	1,202,559	RBC	50,835
04/20/22	U.S. Dollars	9,587,085	Swiss Francs	8,807,463	SC	49,271
04/20/22	Russian Rubles	13,088,400	U.S. Dollars	109,070	SC	46,480
04/20/22	U.S. Dollars	1,492,868	British Pounds	1,101,966	CITI	45,455
04/20/22	Brazilian Reals	3,463,589	U.S. Dollars	678,802	SC	44,676
04/20/22	Russian Rubles	18,446,461	U.S. Dollars	175,681	UBS	43,548
04/20/22	New Zealand Dollars	2,498,746	U.S. Dollars	1,687,803	BNP	43,420
04/20/22	U.S. Dollars	1,051,115	Polish Zloty	4,248,028	SS	42,024
04/20/22	U.S. Dollars	2,139,930	Euro	1,896,189	BNP	41,035
04/20/22	Hungarian Forint	268,872,619	U.S. Dollars	(767,331)	SC	40,060
04/20/22	New Zealand Dollars	2,336,944	U.S. Dollars	1,580,910	UBS	38,211
04/20/22	Norwegian Kroner	43,623,989	U.S. Dollars	4,916,418	RBC	37,431
04/20/22	U.S. Dollars	771,399	Polish Zloty	3,098,585	CITI	35,351
04/20/22	Swedish Kronor	9,006,740	U.S. Dollars	923,671	BNP	34,595
04/20/22	Australian Dollars	1,074,678	U.S. Dollars	770,873	BNP	33,500
04/20/22	U.S. Dollars	6,110,377	Swiss Francs	5,612,131	RBC	32,866
04/20/22	Euro	2,919,004	U.S. Dollars	3,200,686	SC	30,366
04/20/22	U.S. Dollars	734,320	Hungarian Forint	234,839,935	UBS	29,126
04/20/22	Norwegian Kroner	23,136,203	U.S. Dollars	2,599,105	SC	28,195
04/20/22	U.S. Dollars	798,875	British Pounds	586,843	UBS	28,067
04/20/22	Mexican Pesos	14,586,001	U.S. Dollars	703,519	BNP	27,247
04/20/22	U.S. Dollars	782,021	Euro	682,469	GSC	26,594
04/20/22	U.S. Dollars	1,161,932	British Pounds	864,721	SC	26,136
04/20/22	U.S. Dollars	271,024	Russian Rubles	20,871,183	BNP	22,978
04/19/22	Brazilian Reals	593,000	U.S. Dollars	101,995	CITI	21,905
04/20/22	Chinese Yuan	13,790,367	U.S. Dollars	2,147,597	SC	21,899
04/20/22	New Zealand Dollars	1,191,284	U.S. Dollars	803,654	CITI	21,712

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/22	Mexican Pesos	11,128,938	U.S. Dollars	535,927	RBC	$21,638
04/20/22	Canadian Dollars	1,485,128	U.S. Dollars	1,167,576	UBS	20,263
04/20/22	Euro	2,132,370	U.S. Dollars	2,341,120	SS	19,205
04/20/22	Turkish Lira	11,918,698	U.S. Dollars	780,236	SS	19,063
04/19/22	Chinese Offshore Yuan	37,511,000	U.S. Dollars	5,878,050	CITI	17,190
04/20/22	South African Rand	6,463,652	U.S. Dollars	424,687	BNP	16,521
04/20/22	Polish Zloty	1,393,020	U.S. Dollars	314,982	SS	15,921
07/19/22	U.S. Dollars	3,886,192	Taiwan Dollars	110,204,629	CITI	15,760
04/19/22	U.S. Dollars	3,960,376	Brazilian Reals	18,883,863	GSC	14,800
04/20/22	Norwegian Kroner	14,916,230	U.S. Dollars	1,680,134	CITI	13,722
04/19/22	Euro	788,242	Polish Zloty	3,620,000	CITI	12,492
04/20/22	U.S. Dollars	2,310,245	Swiss Francs	2,121,903	UBS	12,384
04/20/22	U.S. Dollars	388,886	Russian Rubles	31,844,495	SS	10,427
04/20/22	Czech Republic Koruna	6,851,384	U.S. Dollars	299,558	SS	10,188
04/20/22	Canadian Dollars	786,021	U.S. Dollars	619,988	CITI	8,689
04/20/22	Norwegian Kroner	6,858,999	U.S. Dollars	771,697	SS	7,196
04/20/22	Mexican Pesos	6,800,373	U.S. Dollars	334,135	SC	6,568
04/20/22	U.S. Dollars	150,610	Swedish Kronor	1,365,893	RBC	5,286
04/19/22	Euro	1,400,000	U.S. Dollars	1,544,508	CITI	5,109
04/20/22	U.S. Dollars	93,567	Polish Zloty	373,690	SC	4,799
04/20/22	U.S. Dollars	767,237	Swedish Kronor	7,167,464	SS	4,660
04/20/22	Mexican Pesos	2,140,706	U.S. Dollars	103,027	CITI	4,223
04/20/22	Swedish Kronor	927,097	U.S. Dollars	94,544	SS	4,094
04/20/22	Euro	802,400	U.S. Dollars	884,131	BNP	4,047
04/20/22	British Pounds	564,281	U.S. Dollars	737,498	SS	3,675
04/20/22	U.S. Dollars	626,827	Swiss Francs	575,700	CITI	3,388
04/20/22	U.S. Dollars	74,162	Polish Zloty	300,000	UBS	2,899
04/20/22	Swiss Francs	135,113	U.S. Dollars	143,696	SS	2,621
04/20/22	Swiss Francs	710,998	U.S. Dollars	767,526	UBS	2,431
04/20/22	Japanese Yen	101,196,052	U.S. Dollars	829,530	UBS	2,044
04/20/22	U.S. Dollars	34,837	Polish Zloty	140,864	BNP	1,375
04/20/22	Swiss Francs	119,752	U.S. Dollars	128,771	BNP	911
04/20/22	Japanese Yen	14,711,923	U.S. Dollars	120,063	SC	832
04/19/22	U.S. Dollars	195,230	Australian Dollars	260,000	CITI	628
04/20/22	Canadian Dollars	156,862	U.S. Dollars	124,886	BNP	576
04/20/22	Euro	78,404	U.S. Dollars	86,343	UBS	443
04/20/22	New Zealand Dollars	126,507	U.S. Dollars	87,220	SC	428
04/20/22	Chinese Yuan	992,531	U.S. Dollars	155,728	SS	417
04/20/22	U.S. Dollars	20,620	Czech Republic Koruna	450,000	UBS	276
04/20/22	U.S. Dollars	147	Russian Rubles	11,416	CITI	12
04/20/22	South African Rand	1,403	U.S. Dollars	89	RBC	7
04/20/22	U.S. Dollars	239	South Korean Won	288,311	SC	2
Subtotal Appreciation						$14,620,523
04/20/22	U.S. Dollars	10	Chilean Pesos	7,984	CITI	$(1)
04/20/22	U.S. Dollars	529	Mexican Pesos	10,990	SS	(22)
04/20/22	Canadian Dollars	123,648	U.S. Dollars	98,958	SC	(62)
04/20/22	Australian Dollars	148,196	U.S. Dollars	111,030	BNP	(109)
04/20/22	Australian Dollars	118,232	U.S. Dollars	88,618	UBS	(124)
04/20/22	New Zealand Dollars	147,065	U.S. Dollars	102,064	UBS	(172)
04/20/22	U.S. Dollars	95,565	Polish Zloty	403,649	SC	(319)
04/20/22	New Zealand Dollars	137,808	U.S. Dollars	95,811	BNP	(333)
04/20/22	Canadian Dollars	1,036,110	U.S. Dollars	829,080	SS	(376)
04/20/22	U.S. Dollars	89,894	Euro	81,705	UBS	(545)
04/20/22	U.S. Dollars	134,744	Swiss Francs	125,103	SC	(733)
04/20/22	U.S. Dollars	85,788	Czech Republic Koruna	1,914,101	BNP	(747)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/22	British Pounds	501,951	U.S. Dollars	660,442	BNP	$(1,138)
04/20/22	Norwegian Kroner	6,361,136	U.S. Dollars	723,720	SS	(1,362)
04/20/22	U.S. Dollars	189,310	Norwegian Kroner	1,679,175	BNP	(1,373)
04/20/22	U.S. Dollars	781,669	Swiss Francs	723,121	SS	(1,416)
04/20/22	Czech Republic Koruna	2,300,136	U.S. Dollars	105,500	RBC	(1,512)
04/20/22	U.S. Dollars	714,900	Canadian Dollars	895,770	UBS	(1,557)
04/20/22	U.S. Dollars	74,274	New Zealand Dollars	109,601	SS	(1,662)
04/20/22	Norwegian Kroner	679,981	U.S. Dollars	79,051	BNP	(1,834)
04/19/22	U.S. Dollars	3,808,198	Hungarian Forint	1,268,811,000	CITI	(2,409)
04/20/22	U.S. Dollars	411,485	Canadian Dollars	518,742	SC	(3,416)
04/20/22	U.S. Dollars	103,063	Chilean Pesos	84,289,043	SS	(3,678)
04/20/22	U.S. Dollars	86,961	Australian Dollars	121,403	CITI	(3,907)
04/20/22	Polish Zloty	388,709	U.S. Dollars	96,341	CITI	(4,006)
04/20/22	Swiss Francs	749,804	U.S. Dollars	816,291	UBS	(4,310)
04/20/22	Hungarian Forint	36,669,187	U.S. Dollars	114,656	RBC	(4,543)
04/20/22	U.S. Dollars	771,411	Euro	701,117	BNP	(4,657)
04/20/22	Euro	200,000	U.S. Dollars	227,134	RBC	(5,754)
04/20/22	U.S. Dollars	722,604	Swedish Kronor	6,846,043	BNP	(5,776)
04/20/22	U.S. Dollars	561,205	Polish Zloty	2,387,338	BNP	(5,891)
04/20/22	U.S. Dollars	182,935	Polish Zloty	795,605	SS	(6,056)
04/20/22	Czech Republic Koruna	11,161,345	U.S. Dollars	511,541	SC	(6,946)
04/19/22	U.S. Dollars	217,088	Australian Dollars	300,000	CITI	(7,453)
04/20/22	U.S. Dollars	348,591	New Zealand Dollars	516,418	RBC	(9,202)
04/20/22	Polish Zloty	962,438	U.S. Dollars	238,275	SC	(9,654)
04/20/22	Swiss Francs	1,442,471	U.S. Dollars	1,571,918	CITI	(9,832)
04/20/22	U.S. Dollars	739,756	Canadian Dollars	938,880	RBC	(11,182)
04/20/22	Czech Republic Koruna	16,304,593	U.S. Dollars	749,120	CITI	(12,002)
04/20/22	U.S. Dollars	1,573,945	Canadian Dollars	1,983,414	CITI	(12,433)
04/20/22	Swiss Francs	2,089,279	U.S. Dollars	2,275,251	SS	(12,721)
04/20/22	South Korean Won	941,920,039	U.S. Dollars	789,076	SC	(13,481)
04/20/22	U.S. Dollars	2,157,865	Euro	1,961,940	SC	(13,809)
04/20/22	British Pounds	336,127	U.S. Dollars	455,845	CITI	(14,348)
04/19/22	Taiwan Dollars	110,204,629	U.S. Dollars	3,864,117	CITI	(14,628)
04/20/22	U.S. Dollars	2,199,018	Euro	2,000,000	SS	(14,786)
04/20/22	Swiss Francs	2,865,434	U.S. Dollars	3,119,808	SC	(16,761)
04/20/22	Swedish Kronor	6,865,394	U.S. Dollars	751,281	GSC	(20,843)
04/20/22	British Pounds	500,000	U.S. Dollars	677,878	RBC	(21,136)
04/20/22	U.S. Dollars	1,392,286	Canadian Dollars	1,767,572	BNP	(21,458)
04/20/22	Swedish Kronor	7,700,788	U.S. Dollars	841,007	SC	(21,687)
04/20/22	U.S. Dollars	781,094	Turkish Lira	11,970,755	RBC	(21,695)
04/20/22	U.S. Dollars	780,027	Swedish Kronor	7,553,544	UBS	(23,627)
04/20/22	U.S. Dollars	426,346	South African Rand	6,601,411	BNP	(24,266)
04/20/22	British Pounds	588,908	U.S. Dollars	798,282	UBS	(24,762)
04/20/22	U.S. Dollars	118,994	Brazilian Reals	690,429	CITI	(25,224)
04/20/22	U.S. Dollars	733,221	South African Rand	11,113,433	SC	(25,381)
04/19/22	Hungarian Forint	629,506,000	Euro	1,732,458	CITI	(27,016)
04/20/22	Swedish Kronor	6,913,838	U.S. Dollars	762,897	UBS	(27,304)
04/20/22	British Pounds	722,787	U.S. Dollars	976,768	SS	(27,399)
04/20/22	Polish Zloty	3,151,405	U.S. Dollars	779,771	SS	(31,176)
04/20/22	U.S. Dollars	1,691,907	Swedish Kronor	16,200,213	SS	(31,703)
04/20/22	U.S. Dollars	2,609,846	Norwegian Kroner	23,262,577	UBS	(31,804)
04/20/22	U.S. Dollars	789,603	Hungarian Forint	273,668,534	UBS	(32,188)
04/19/22	South Korean Won	3,422,044,000	U.S. Dollars	2,851,941	CITI	(33,884)
04/20/22	Polish Zloty	3,706,086	U.S. Dollars	916,798	RBC	(36,442)
04/20/22	Swiss Francs	6,908,348	U.S. Dollars	7,519,294	BNP	(38,077)
04/19/22	Indian Rupees	301,423,535	U.S. Dollars	3,999,516	CITI	(38,877)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/19/22	U.S. Dollars	5,851,494	Chinese Offshore Yuan	37,511,000	GSC	$(43,747)
04/20/22	U.S. Dollars	1,084,499	Mexican Pesos	22,528,873	SC	(44,209)
04/20/22	Japanese Yen	89,352,853	U.S. Dollars	779,119	BNP	(44,866)
04/20/22	Hungarian Forint	373,386,382	U.S. Dollars	1,166,956	SS	(45,725)
04/20/22	U.S. Dollars	799,607	Czech Republic Koruna	18,709,207	UBS	(46,222)
04/20/22	U.S. Dollars	6,235,242	Norwegian Kroner	55,320,604	SS	(46,851)
04/20/22	U.S. Dollars	1,247,938	Australian Dollars	1,730,081	UBS	(46,989)
04/20/22	U.S. Dollars	10,588,996	Chinese Yuan	67,608,863	SC	(47,205)
04/20/22	Japanese Yen	115,825,811	U.S. Dollars	1,002,257	UBS	(50,464)
04/20/22	U.S. Dollars	666,964	South African Rand	10,538,726	SS	(52,408)
04/20/22	Euro	1,960,664	U.S. Dollars	2,227,221	CITI	(56,957)
04/19/22	U.S. Dollars	11,562,957	Euro	10,500,000	CITI	(59,172)
04/20/22	Russian Rubles	60,063,361	U.S. Dollars	780,359	SC	(66,530)
04/20/22	Japanese Yen	149,705,822	U.S. Dollars	1,297,683	SS	(67,484)
04/20/22	U.S. Dollars	847,517	Brazilian Reals	4,413,577	SC	(74,396)
04/19/22	Hungarian Forint	639,305,000	U.S. Dollars	1,996,861	GSC	(76,843)
04/20/22	Euro	2,743,250	U.S. Dollars	3,118,969	BNP	(82,460)
04/20/22	U.S. Dollars	3,030,078	New Zealand Dollars	4,493,332	CITI	(83,067)
04/20/22	U.S. Dollars	2,169,168	Australian Dollars	3,025,782	RBC	(95,563)
04/20/22	U.S. Dollars	4,050,780	New Zealand Dollars	6,000,000	UBS	(106,240)
04/20/22	Polish Zloty	8,604,248	U.S. Dollars	2,156,848	BNP	(112,966)
04/20/22	Swedish Kronor	35,110,722	U.S. Dollars	3,872,721	SS	(137,142)
04/20/22	Swedish Kronor	36,836,454	U.S. Dollars	4,061,108	CITI	(141,921)
04/20/22	U.S. Dollars	10,448,338	Canadian Dollars	13,258,189	SS	(155,860)
04/19/22	British Pounds	3,990,727	U.S. Dollars	5,410,548	GSC	(168,763)
04/20/22	Japanese Yen	434,747,567	U.S. Dollars	3,770,771	CITI	(198,254)
04/19/22	U.S. Dollars	2,281,808	South African Rand	36,380,000	CITI	(201,805)
04/20/22	U.S. Dollars	9,534,664	New Zealand Dollars	14,098,292	SC	(233,149)
04/20/22	Japanese Yen	660,162,753	U.S. Dollars	5,713,172	RBC	(288,318)
04/20/22	U.S. Dollars	9,187,012	Australian Dollars	12,806,865	SC	(398,645)
04/20/22	Japanese Yen	1,153,481,746	U.S. Dollars	9,982,045	SC	(503,368)
04/20/22	British Pounds	13,325,023	U.S. Dollars	18,019,323	SC	(517,135)
04/20/22	Euro	27,400,723	U.S. Dollars	31,132,978	SS	(803,061)
04/19/22	Euro	36,884,877	U.S. Dollars	41,844,325	CITI	(1,017,582)
04/20/22	Euro	50,243,873	U.S. Dollars	57,041,833	UBS	(1,426,787)
04/19/22	Japanese Yen	3,982,298,000	U.S. Dollars	34,467,394	CITI	(1,743,701)
04/20/22	Euro	140,475,687	U.S. Dollars	159,661,815	SC	(4,168,991)
Subtotal Depreciation						$(14,289,833)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$330,690
Swap Agreements outstanding at March 31, 2022:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe & Crossover Series 37 (Pay Quarterly)	-5.00%	6/20/2027	EUR	6,466,000	$(532,477)	$(435,473)	$(97,004)
					$(532,477)	$(435,473)	$(97,004)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
US CPI Urban Consumers (Upon termination)	2.50% (Upon termination)	4/28/2026	USD	3,690,000	$(360,343)	$(263,537)	$(96,806)
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	2/11/2032	KRW	604,702,000	(12,530)	—	(12,530)
3-Month KWCDC (Quarterly)	2.37% (Quarterly)	2/18/2032	KRW	1,195,630,000	(24,468)	—	(24,468)
					$(397,341)	$(263,537)	$(133,804)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 12.5%
Communication Services — 0.7%
Comcast Corporation Class A	25,000	$1,170,500
Verizon Communications, Inc.	165,300	8,420,382
		9,590,882
Consumer Staples — 1.9%
Colgate-Palmolive Co.	52,800	4,003,824
Hershey Co. (The)	17,300	3,747,699
Mondelez International, Inc. Class A	56,700	3,559,626
PepsiCo, Inc.	40,300	6,745,414
Procter & Gamble Co. (The)	16,400	2,505,920
Walmart, Inc.	44,505	6,627,685
		27,190,168
Energy — 0.8%
Baker Hughes Co.	46,300	1,685,783
Chevron Corporation	22,200	3,614,826
Exxon Mobil Corporation	79,800	6,590,682
		11,891,291
Financials — 2.8%
Aflac, Inc.	28,174	1,814,124
Allstate Corporation (The)	11,500	1,592,865
Ameriprise Financial, Inc.	9,002	2,703,841
Bank of New York Mellon Corporation (The)	86,200	4,278,106
BlackRock, Inc.	1,446	1,104,990
Capitol Federal Financial, Inc.	231,100	2,514,368
Commerce Bancshares, Inc.	25,242	1,807,075
JPMorgan Chase & Co.	37,856	5,160,530
Marsh & McLennan Cos., Inc.	44,161	7,525,917
MetLife, Inc.	17,800	1,250,984
Northern Trust Corporation	31,600	3,679,820
PNC Financial Services Group, Inc. (The)	8,700	1,604,715
T. Rowe Price Group, Inc.	18,600	2,812,134
U.S. Bancorp	46,300	2,460,845
		40,310,314
Health Care — 0.5%
Amgen, Inc.	12,900	3,119,478
Cardinal Health, Inc.	6,200	351,540
Eli Lilly and Co.	2,800	801,836
Quest Diagnostics, Inc.	6,130	838,952
UnitedHealth Group, Inc.	2,300	1,172,931
		6,284,737
Industrials — 1.8%
Emerson Electric Co.	65,610	6,433,060
Hubbell, Inc.	25,189	4,628,983
Norfolk Southern Corporation	15,814	4,510,469
Raytheon Technologies Corporation	66,678	6,605,789
Republic Services, Inc.	18,733	2,482,123
United Parcel Service, Inc. Class B	3,100	664,826
		25,325,250
Information Technology — 2.1%
Automatic Data Processing, Inc.	27,633	6,287,613
Cisco Systems, Inc.	119,278	6,650,941
	Shares	Value
Corning, Inc.	122,700	$4,528,857
Microsoft Corporation	25,900	7,985,229
Oracle Corporation	15,400	1,274,042
Texas Instruments, Inc.	19,500	3,577,860
		30,304,542
Materials — 0.2%
Packaging Corporation of America	17,600	2,747,536
Real Estate — 0.1%
American Tower Corporation REIT	1,262	317,039
Equinix, Inc. REIT	514	381,193
Welltower, Inc. REIT	8,000	769,120
		1,467,352
Utilities — 1.6%
Atmos Energy Corporation	39,485	4,718,063
Duke Energy Corporation	27,284	3,046,531
Evergy, Inc.	7,700	526,218
Eversource Energy	29,043	2,561,302
ONE Gas, Inc.	76,402	6,741,713
Spire, Inc.	81,340	5,836,958
		23,430,785
Total Common Stocks (Cost $146,786,636)		178,542,857
FOREIGN COMMON STOCKS — 4.4%
France — 0.2%
TotalEnergies SE	58,123	2,940,998
Germany — 0.1%
Deutsche Telekom AG	82,000	1,527,179
Siemens AG	2,200	304,628
		1,831,807
Ireland — 1.4%
Linde PLC	22,000	7,027,460
Medtronic PLC	124,991	13,867,751
		20,895,211
Japan — 0.1%
Bridgestone Corporation	28,700	1,114,013
Toyota Motor Corporation	43,100	777,438
		1,891,451
Jersey — 0.2%
Amcor PLC	205,500	2,328,315
Netherlands — 0.5%
Akzo Nobel NV	35,900	3,084,612
Koninklijke Ahold Delhaize NV	122,553	3,941,980
		7,026,592
Switzerland — 1.5%
Chubb, Ltd.	21,017	4,495,536
Nestle SA	33,300	4,329,622
Novartis AG	46,000	4,038,412
Roche Holding AG	19,400	7,675,840
TE Connectivity, Ltd.	5,700	746,586
		21,285,996

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
United Kingdom — 0.4%
Unilever PLC	117,800	$5,324,115
Total Foreign Common Stocks (Cost $59,100,744)		63,524,485
PREFERRED STOCKS — 0.6%
Bank of America Corporation
7.25% CONVΔ	1,300	1,706,250
Becton Dickinson and Co.
6.00% CONV	128,028	6,762,439
Total Preferred Stocks (Cost $8,577,182)		8,468,689
FOREIGN PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA
3.04%◊ (Cost $1,580,022)	19,100	1,278,397
MUTUAL FUNDS — 0.1%
iShares Russell 1000 Value ETF (Cost $748,300)	4,600	763,508

	Par
CORPORATE BONDS — 21.0%
Airbnb, Inc.
0.00%, 03/15/26 CONV⌂	$2,592,000	2,518,628
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	493,000	650,267
0.38%, 09/01/27 CONV	1,836,000	2,119,662
Alarm.com Holdings, Inc.
0.43%, 01/15/26Ω CONV	2,216,000	1,883,600
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 CONV	1,416,000	2,509,152
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	625,000	902,813
Alteryx, Inc.
1.00%, 08/01/26 CONV	1,989,000	1,749,077
Avalara, Inc.
0.25%, 08/01/26 144A CONVΔ	1,920,000	1,647,360
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ^	3,011,000	3,044,272
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25ρ^	268,000	275,102
Bentley Systems, Inc.
0.13%, 01/15/26 CONVΔ	951,000	934,358
0.38%, 07/01/27 144A CONV	1,491,000	1,301,643
Beyond Meat, Inc.
0.36%, 03/15/27Ω CONVΔ	2,111,000	1,264,067
	Par	Value
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV	$4,310,000	$4,318,620
Blackline, Inc.
0.13%, 08/01/24 CONV	1,278,000	1,516,858
0.00%, 03/15/26 CONV⌂	2,685,000	2,282,250
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONVΔ	901,000	889,738
Block, Inc.
0.13%, 03/01/25 CONV	1,199,000	1,577,434
0.25%, 11/01/27 CONVΔ	2,470,000	2,249,244
BofA Finance LLC
0.25%, 05/01/23 CONV	1,496,000	1,642,608
Booking Holdings, Inc.
0.75%, 05/01/25 CONVΔ	1,562,000	2,261,776
Box, Inc.
0.00%, 01/15/26 CONV⌂	2,457,000	3,113,019
Burlington Stores, Inc.
2.25%, 04/15/25 CONVΔ	890,000	1,020,719
Cable One, Inc.
0.00%, 03/15/26 CONVΔ⌂	1,559,000	1,368,802
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	1,784,000	1,564,568
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ^	974,000	1,008,090
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26ρ^	3,860,000	3,700,775
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27ρΔ^	1,119,000	1,082,073
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26 CONVΔ	2,226,000	2,003,400
Chegg, Inc.
0.13%, 03/15/25 CONV	1,437,000	1,453,525
3.59%, 09/01/26 CONV⌂	3,908,000	3,212,376
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρΔ^	1,954,000	1,979,597
Coherus Biosciences, Inc.
1.50%, 04/15/26 CONV	1,260,000	1,253,448
CONMED Corporation
2.63%, 02/01/24 CONV	967,000	1,666,624
Coupa Software, Inc.
0.38%, 06/15/26 CONV	1,601,000	1,351,244
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 144A CONV	2,417,000	2,217,597
Datadog, Inc.
0.13%, 06/15/25 CONV	920,000	1,633,000
Dexcom, Inc.
0.25%, 11/15/25 CONVΔ	2,444,000	2,802,962

	Par	Value
DigitalOcean Holdings, Inc.
2.79%, 12/01/26 144AΩ CONV	$3,708,000	$2,949,714
DISH Network Corporation
0.00%, 12/15/25 CONV⌂	1,209,000	1,178,896
3.38%, 08/15/26 CONV	5,486,000	4,948,372
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24ρ^	2,125,000	2,114,375
Dropbox, Inc.
0.54%, 03/01/26Ω CONV	2,785,000	2,612,330
0.00%, 03/01/28 CONV⌂	1,707,000	1,616,870
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24ρΔ^	2,407,000	2,438,604
Enphase Energy, Inc.
0.00%, 03/01/26 CONV⌂	1,862,000	1,900,171
1.77%, 03/01/28 CONV⌂	1,809,000	1,888,596
Envestnet, Inc.
0.75%, 08/15/25 144A CONV	3,872,000	3,780,040
EQT Corporation
1.75%, 05/01/26 CONV	508,000	1,206,500
Etsy, Inc.
0.13%, 09/01/27 CONV	1,095,000	1,090,073
0.25%, 06/15/28 144A CONV	1,892,000	1,690,502
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONVΔ	2,663,000	2,989,217
Exact Sciences Corporation
0.38%, 03/15/27 CONV	3,081,000	2,921,173
Expedia Group, Inc.
0.00%, 02/15/26 CONVΔ⌂	2,271,000	2,773,572
Five9, Inc.
0.50%, 06/01/25 CONV	1,531,000	1,662,666
Ford Motor Co.
0.00%, 03/15/26 CONV⌂	1,892,000	2,245,804
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,261,000	2,008,663
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 144A CONV	2,776,000	3,212,337
Guardant Health, Inc.
0.00%, 11/15/27 CONV⌂	1,569,000	1,266,340
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,736,000	1,521,170
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	89,000	83,660
II-VI, Inc.
0.25%, 09/01/22 CONV	1,002,000	1,549,092
Illumina, Inc.
0.00%, 08/15/23 CONVΔ⌂	2,349,000	2,579,202
	Par	Value
Insight Enterprises, Inc.
0.75%, 02/15/25 CONV	$2,137,000	$3,446,981
Insulet Corporation
0.38%, 09/01/26 CONV	1,611,000	2,143,435
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONV	1,987,000	2,094,695
InterDigital, Inc.
2.00%, 06/01/24 CONV	1,042,000	1,073,260
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	1,001,000	1,152,652
1.50%, 06/15/26 CONV	746,000	886,621
Itron, Inc.
0.00%, 03/15/26 CONV⌂	1,969,000	1,674,634
Jamf Holding Corporation
0.13%, 09/01/26 144A CONV	3,617,000	3,600,955
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONV	282,000	288,698
2.00%, 06/15/26 CONVΔ	1,648,000	2,006,310
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONV	2,602,000	2,434,011
John Bean Technologies Corporation
0.25%, 05/15/26 144A CONV	1,432,000	1,382,596
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 3.77%, 07/30/22†ρ	2,686,000	2,686,019
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24ρ^	5,200,000	5,185,960
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ^	1,083,000	1,046,449
KBR, Inc.
2.50%, 11/01/23 CONV	865,000	1,881,375
LCI Industries
1.13%, 05/15/26 CONV	1,203,000	1,106,159
LendingTree, Inc.
0.50%, 07/15/25 CONVΔ	195,000	160,631
Liberty Broadband Corporation
1.25%, 09/30/50 144A CONV	1,080,000	1,039,500
2.75%, 09/30/50 144A CONV	1,915,000	1,893,503
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,231,000	2,336,284
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	899,622
2.13%, 03/31/48 144A CONV	3,665,000	3,705,315

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONV	$1,896,000	$1,563,467
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONV	2,623,000	3,409,900
Livongo Health, Inc.
0.88%, 06/01/25 CONV	1,473,000	1,489,203
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	605,000	704,148
0.50%, 06/15/28 144A CONV	2,883,000	2,833,989
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 144A CONV	1,666,000	1,700,361
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	1,000	1,134
0.00%, 01/15/26 CONV⌂	2,707,000	2,950,630
Match Group Financeco 3, Inc.
2.00%, 01/15/30 144A CONV	675,000	1,019,250
Microchip Technology, Inc.
0.13%, 11/15/24 CONVΔ	5,588,000	6,367,850
NCL Corporation, Ltd.
1.13%, 02/15/27 144A CONV	3,345,000	3,090,780
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	838,000	1,106,160
New Relic, Inc.
0.50%, 05/01/23 CONV	1,051,000	1,056,255
NextEra Energy Partners LP
0.00%, 11/15/25 144A CONV⌂	1,921,000	2,182,952
NuVasive, Inc.
0.38%, 03/15/25 CONV	1,990,000	1,924,081
Okta, Inc.
0.38%, 06/15/26 CONV	3,534,000	3,463,320
ON Semiconductor Corporation
0.00%, 05/01/27 144A CONVΔ⌂	1,812,000	2,460,696
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	558,000	1,307,394
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,586,078
Parsons Corporation
0.25%, 08/15/25 CONV	1,822,000	1,927,873
Patrick Industries, Inc.
1.75%, 12/01/28 144A CONV	1,559,000	1,403,100
Pegasystems, Inc.
0.75%, 03/01/25 CONV	2,751,000	2,598,319
Peloton Interactive, Inc.
0.93%, 02/15/26Ω CONV	2,265,000	1,882,781
	Par	Value
Perficient, Inc.
0.13%, 11/15/26 144A CONVΔ	$355,000	$318,968
Pioneer Natural Resources Co.
0.25%, 05/15/25 CONV	358,000	851,861
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23ρ^	1,321,000	1,295,241
Pure Storage, Inc.
0.13%, 04/15/23 CONV	2,376,000	3,321,648
Q2 Holdings, Inc.
0.13%, 11/15/25 CONV	447,000	385,985
0.75%, 06/01/26 CONV	3,832,000	3,824,336
Rapid7, Inc.
2.25%, 05/01/25 CONV	679,000	1,287,978
0.25%, 03/15/27 CONV	1,832,000	2,287,252
Realogy Group LLC
0.25%, 06/15/26 144A CONV	1,597,000	1,463,251
Redfin Corporation
0.00%, 10/15/25 CONV⌂	1,761,000	1,306,442
0.50%, 04/01/27 CONVρ	1,747,000	1,176,605
Repligen Corporation
0.38%, 07/15/24 CONVΔ	473,000	815,689
RingCentral, Inc.
0.00%, 03/01/25 CONV⌂	1,750,000	1,530,375
4.28%, 03/15/26 CONV⌂	1,298,000	1,068,254
Royal Caribbean Cruises, Ltd.
2.88%, 11/15/23 CONV	1,400,000	1,699,600
Shake Shack, Inc.
0.23%, 03/01/28Ω CONV	2,174,000	1,755,505
Shift4 Payments, Inc.
0.50%, 08/01/27 144A CONV	1,129,000	990,133
Silicon Laboratories, Inc.
0.63%, 06/15/25 CONV	1,233,000	1,699,197
Snap, Inc.
2.27%, 05/01/27 144A CONV⌂	896,000	767,872
0.13%, 03/01/28 144A CONV	2,379,000	2,375,431
SoFi Technologies, Inc.
0.44%, 10/15/26 144AΩ CONV	1,781,000	1,443,768
SolarEdge Technologies, Inc.
0.00%, 09/15/25 CONVΔ⌂	1,622,000	2,216,463
Southwest Airlines Co.
1.25%, 05/01/25 CONV	1,660,000	2,258,845
Spirit Airlines, Inc.
1.00%, 05/15/26 CONVΔ	2,252,000	2,031,304
Splunk, Inc.
0.50%, 09/15/23 CONV	2,215,000	2,529,344
1.13%, 09/15/25 CONV	759,000	910,800
1.13%, 06/15/27 CONV	2,636,000	2,530,560
Spotify U.S.A., Inc.
2.20%, 03/15/26Ω CONV	955,000	818,560

	Par	Value
Stride, Inc.
1.13%, 09/01/27 CONVΔ	$2,322,000	$2,315,034
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	247,000	243,449
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	1,209,000	1,510,041
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	786,000	666,921
TripAdvisor, Inc.
0.25%, 04/01/26 144A CONV	1,498,000	1,271,802
Twitter, Inc.
0.25%, 06/15/24 CONV	1,174,000	1,197,480
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27ρ^	2,949,000	2,915,322
Uber Technologies, Inc.
1.42%, 12/15/25 CONVΔ⌂	2,112,000	1,900,800
Unity Software, Inc.
2.39%, 11/15/26 144A CONV⌂	1,226,000	1,010,531
Upstart Holdings, Inc.
0.25%, 08/15/26 144A CONV	2,305,000	1,966,395
Vail Resorts, Inc.
0.00%, 01/01/26 CONVΔ⌂	3,486,000	3,393,578
Verint Systems, Inc.
0.25%, 04/15/26 144A CONV	2,826,000	2,961,034
Vonage Holdings Corporation
1.75%, 06/01/24 CONV	653,000	860,981
Wayfair, Inc.
0.63%, 10/01/25 CONVΔ	1,536,000	1,268,736
1.00%, 08/15/26 CONV	672,000	720,384
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ^	1,291,000	1,238,295
Western Digital Corporation
1.50%, 02/01/24 CONV	199,000	193,030
Winnebago Industries, Inc.
1.50%, 04/01/25 CONVΔ	2,144,000	2,348,752
Workiva, Inc.
1.13%, 08/15/26 CONV	52,000	83,883
Zendesk, Inc.
0.63%, 06/15/25 CONVΔ	2,450,000	3,100,475
Ziff Davis, Inc.
1.75%, 11/01/26 144A CONV	1,153,000	1,305,773
Zillow Group, Inc.
2.75%, 05/15/25 CONV	2,602,000	2,949,367
Zscaler, Inc.
0.13%, 07/01/25 CONV	863,000	1,472,709
Zynga, Inc.
0.25%, 06/01/24 CONV	406,000	495,574
0.00%, 12/15/26 CONV⌂	2,310,000	2,363,130
Total Corporate Bonds (Cost $291,811,484)		301,068,416
	Par	Value
FOREIGN BONDS — 1.7%
Canada — 0.3%
IMAX Corporation
0.50%, 04/01/26 144A CONV	$3,538,000	$3,378,790
Shopify, Inc.
0.13%, 11/01/25 CONV	1,535,000	1,457,482
		4,836,272
France — 0.2%
TotalEnergies SE
0.50%, 12/02/22 CONVΔ	3,000,000	3,091,140
Israel — 0.6%
CyberArk Software, Ltd.
0.05%, 11/15/24Ω CONV	2,729,000	3,395,968
Fiverr International, Ltd.
0.00%, 11/01/25 CONVΔ⌂	2,063,000	1,760,770
Nice, Ltd.
0.00%, 09/15/25 CONVΔ⌂	2,509,000	2,645,427
Wix.com, Ltd.
0.00%, 08/15/25 CONV⌂	358,000	312,534
		8,114,699
Jersey — 0.1%
Novocure, Ltd.
0.00%, 11/01/25 CONV⌂	1,258,000	1,147,925
Netherlands — 0.5%
QIAGEN NV
0.00%, 12/17/27 CONV⌂	2,800,000	2,630,936
STMicroelectronics NV
0.00%, 08/04/25 CONV⌂	3,200,000	3,966,368
		6,597,304
Total Foreign Bonds (Cost $23,828,956)		23,787,340

	Shares
EQUITY-LINKED SECURITIES — 0.7%
Advance Auto Parts, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 08/18/22†††	5,000	1,090,200
Berkshire Hathaway, Inc., Issued by Credit Suisse AG, Maturity Date 06/28/22†††	8,600	2,480,068
Berkshire Hathaway, Inc., Issued by JPMorgan Chase Bank, Maturity Date 05/24/22†††	3,200	919,542
Berkshire Hathaway, Inc., Issued by JPMorgan Chase Bank, Maturity Date 07/19/22†††	2,700	844,956
Berkshire Hathaway, Inc., Issued by Royal Bank of Canada, Maturity Date 06/01/22 144A CONV†††	5,100	1,478,643
Berkshire Hathaway, Inc., Issued by UBS AG, Maturity Date 07/09/22 144A†††	3,500	1,112,545
Emerson Electric Co., Issued by Royal Bank of Canada, Maturity Date 04/19/22 144A CONV†††	9,300	882,384

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Freeport-McMoRan, Inc., Issued by Credit Suisse AG, Maturity Date 07/29/22†††	18,600	$770,412
Stanley Black & Decker, Inc., Issued by Goldman Sachs International, Maturity Date 09/30/22†††	5,500	759,412
Total Equity-Linked Securities (Cost $10,249,721)		10,338,162
MONEY MARKET FUNDS — 22.8%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	39,128,553	39,128,553
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	41,994,367	41,994,367
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	245,662,854	245,662,854
Total Money Market Funds (Cost $326,785,774)		326,785,774

	Par
U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bill
0.17%, 06/16/22Ω	$3,400,000	3,397,057
U.S. Treasury Notes
1.75%, 06/15/22	50,000,000	50,125,518
1.50%, 09/15/22Δ	50,000,000	50,120,274
1.63%, 12/15/22	41,900,000	41,981,670
0.50%, 03/15/23	41,900,000	41,443,677
0.25%, 06/15/23	50,000,000	49,034,180
0.13%, 09/15/23	50,000,000	48,590,820
0.13%, 12/15/23	30,900,000	29,815,482
1.13%, 02/28/27Δ	86,000,000	80,708,985
0.75%, 01/31/28	89,000,000	80,750,117
Total U.S. Treasury Obligations (Cost $489,978,674)		475,967,780

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 5.9%
Call Options — 5.9%
S&P 500®, Strike Price $4,590.00, Expires 11/30/27 (MSCS)	460	$208,398,860	44,492,633
S&P 500®, Strike Price $4,650.00, Expires 11/30/26 (MSCS)	440	199,338,040	39,419,010
Total Purchased Options (Premiums paid $79,843,114)				83,911,643
TOTAL INVESTMENTS — 103.0% (Cost $1,439,290,607)			1,474,437,051

WRITTEN OPTIONS — (0.3)%
Put Options — (0.3)%
Kimberly-Clark Corporation, Strike Price $115.00, Expires 04/14/22 (MSCS)	(28)	(344,848)	(560)
	Number ofContracts	NotionalAmount	Value
S&P 500®, Strike Price $4,170.00, Expires 04/14/22 (MSCS)	(1)	$(453,041)	$(445)
S&P 500®, Strike Price $4,230.00, Expires 04/14/22 (MSCS)	(1)	(453,041)	(580)
S&P 500®, Strike Price $4,285.00, Expires 04/08/22 (MSCS)	(3)	(1,359,123)	(847)
S&P 500®, Strike Price $4,310.00, Expires 04/08/22 (MSCS)	(7)	(3,171,287)	(2,380)
S&P 500®, Strike Price $4,390.00, Expires 04/14/22 (MSCS)	(14)	(6,342,574)	(23,870)
S&P 500®, Strike Price $4,415.00, Expires 04/14/22 (MSCS)	(111)	(50,287,551)	(228,660)
S&P 500®, Strike Price $4,440.00, Expires 04/22/22 (MSCS)	(23)	(10,419,943)	(93,725)
S&P 500®, Strike Price $4,480.00, Expires 04/22/22 (MSCS)	(49)	(22,199,009)	(248,675)
S&P 500®, Strike Price $4,495.00, Expires 04/22/22 (MSCS)	(45)	(20,386,845)	(247,725)
S&P 500®, Strike Price $4,500.00, Expires 04/01/22 (MSCS)	(25)	(11,326,025)	(9,375)
S&P 500®, Strike Price $4,500.00, Expires 04/08/22 (MSCS)	(23)	(10,419,943)	(60,375)
S&P 500®, Strike Price $4,500.00, Expires 04/14/22 (MSCS)	(30)	(13,591,230)	(120,000)
S&P 500®, Strike Price $4,510.00, Expires 04/22/22 (MSCS)	(24)	(10,872,984)	(143,520)
S&P 500®, Strike Price $4,515.00, Expires 04/08/22 (MSCS)	(74)	(33,525,034)	(228,660)
S&P 500®, Strike Price $4,515.00, Expires 04/14/22 (MSCS)	(15)	(6,795,615)	(67,275)
S&P 500®, Strike Price $4,520.00, Expires 04/22/22 (MSCS)	(41)	(18,574,681)	(258,915)
S&P 500®, Strike Price $4,520.00, Expires 04/29/22 (MSCS)	(3)	(1,359,123)	(23,010)
S&P 500®, Strike Price $4,535.00, Expires 04/29/22 (MSCS)	(47)	(21,292,927)	(385,400)
S&P 500®, Strike Price $4,560.00, Expires 04/08/22 (MSCS)	(10)	(4,530,410)	(49,400)
S&P 500®, Strike Price $4,560.00, Expires 04/14/22 (MSCS)	(2)	(906,082)	(12,628)
S&P 500®, Strike Price $4,585.00, Expires 04/08/22 (MSCS)	(20)	(9,060,820)	(126,000)

	Number ofContracts	NotionalAmount	Value
S&P 500®, Strike Price $4,585.00, Expires 04/14/22 (MSCS)	(4)	$(1,812,164)	$(30,968)
S&P 500®, Strike Price $4,585.00, Expires 04/29/22 (MSCS)	(26)	(11,779,066)	(267,150)
S&P 500®, Strike Price $4,590.00, Expires 04/08/22 (MSCS)	(40)	(18,121,640)	(263,800)
S&P 500®, Strike Price $4,590.00, Expires 04/14/22 (MSCS)	(7)	(3,171,287)	(54,635)
	Number ofContracts	NotionalAmount	Value
S&P 500®, Strike Price $4,610.00, Expires 04/29/22 (MSCS)	(86)	$(38,961,526)	$(990,290)
Total Written Options (Premiums received $(5,721,142))			(3,938,868)
Liabilities in Excess of Other Assets — (2.7)%			(38,603,925)
NET ASSETS — 100.0%			$1,431,894,258
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E‐Mini	06/2022	104	$23,559,900	$1,757,600
10-Year U.S. Treasury Note	06/2022	90	11,058,750	(334,687)
U.S. Treasury Long Bond	06/2022	33	4,952,063	(150,305)
2-Year U.S. Treasury Note	06/2022	310	65,695,781	(904,766)
5-Year U.S. Treasury Note	06/2022	615	70,532,812	(1,889,569)
Total Futures Contracts outstanding at March 31, 2022			$175,799,306	$(1,521,727)
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/22	U.S. Dollars	1,577,505	Japanese Yen	189,896,120	BOA	$13,451
Subtotal Appreciation						$13,451
06/30/22	U.S. Dollars	61,524	Japanese Yen	7,470,140	BOA	$(2)
06/30/22	U.S. Dollars	15,638,344	Euro	14,146,011	JPM	(69,654)
06/30/22	U.S. Dollars	13,578,068	Swiss Francs	12,613,686	MSCS	(129,134)
Subtotal Depreciation						$(198,790)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$(185,339)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.6%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$465,873
1.65%, 04/15/28	500,000	470,983
Total Agency Obligations (Cost $1,000,000)		936,856
ASSET-BACKED SECURITIES — 3.1%
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B
2.94%, 01/20/49 144A	485,266	470,350
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	482,593	448,616
Sunnova Helios II Issuer LLC, Series 2019-AA, Class A
3.75%, 06/20/46 144A	539,106	532,694
Sunnova Helios II Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	359,102	335,159
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	327,915	314,332
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	486,125	449,770
Sunnova Helios VIII Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	446,733	423,856
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A
2.46%, 01/30/52 144A	649,398	618,118
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	861,257
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	474,391
Total Asset-Backed Securities (Cost $5,176,366)		4,928,543
CORPORATE BONDS — 6.1%
Agilent Technologies, Inc.
2.30%, 03/12/31	250,000	226,171
Amgen, Inc.
2.80%, 08/15/41	100,000	86,134
4.40%, 05/01/45	197,000	207,665
4.20%, 02/22/52	140,000	145,249
Avangrid, Inc.
3.15%, 12/01/24	850,000	849,190
3.80%, 06/01/29	250,000	253,986
	Par	Value
Becton, Dickinson and Co.
3.73%, 12/15/24	$274,000	$278,679
1.96%, 02/11/31	165,000	145,986
4.69%, 12/15/44	150,000	161,666
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	615,804
Bridge Housing Corporation
3.25%, 07/15/30	300,000	289,943
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	286,311
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	399,038
5.65%, 12/01/41	238,000	288,256
Low Income Investment Fund
3.39%, 07/01/26	600,000	599,784
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	293,998
Mead Johnson Nutrition Co.
4.13%, 11/15/25	650,000	665,994
Medtronic, Inc.
3.50%, 03/15/25	448,000	457,510
National Community Renaissance of California
3.27%, 12/01/32	600,000	562,873
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	506,644
1.90%, 06/15/28	475,000	438,613
2.44%, 01/15/32	580,000	531,045
PerkinElmer, Inc.
2.25%, 09/15/31	175,000	154,972
Providence College
3.19%, 11/01/50	600,000	520,722
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	517,892
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	312,448
Total Corporate Bonds (Cost $10,578,718)		9,796,573
FOREIGN BONDS — 1.2%
Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30	400,000	398,786
Ireland — 0.3%
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26	500,000	501,586
Japan — 0.4%
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	600,000	651,341

	Par	Value
United Kingdom — 0.3%
Vodafone Group PLC
5.25%, 05/30/48	$400,000	$449,380
Total Foreign Bonds (Cost $2,191,089)		2,001,093
LOAN AGREEMENTS — 0.0%
Ciello Supermarket, Inc. STRIP, SBA Loan
0.23%, 09/15/31 IO †††	1,820,561	11,642
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	282,799	16,012
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	479,214	10,175
JILS Corporation STRIP, SBA Loan
1.23%, 08/15/31 IO †††	342,179	13,496
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	502,460	7,404
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	360,491	20,410
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	290,426	5,324
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	424,583	16,746
Total Loan Agreements (Cost $111,835)		101,209
MORTGAGE-BACKED SECURITIES — 12.8%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 2.39%, 01/17/39 144A †	550,000	543,378
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	3,185,036	2,964,488
2.00%, 03/01/51	2,216,469	2,063,341
3.00%, 02/01/52	699,555	685,527
3.50%, 03/01/52	1,574,000	1,579,798
Federal National Mortgage Association
1.59%, 03/01/31	500,000	452,276
1.61%, 03/01/31	489,754	447,477
1.62%, 03/01/31	500,000	453,473
2.03%, 04/01/31	250,000	232,488
2.59%, 03/01/32	550,000	538,487
1.65%, 03/01/33	500,000	444,178
2.01%, 03/01/33	100,000	91,394
2.00%, 03/01/51	2,221,116	2,066,797
3.00%, 02/01/52	2,189,159	2,144,501
3.50%, 03/01/52	1,526,700	1,532,332
3.50%, 04/01/52	775,300	778,160
	Par	Value
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	$594,753	$557,729
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 4.32%, 06/25/30†	73,843	80,013
(Floating, Prime Rate U.S. + 0.93%), 4.18%, 12/25/30†	163,476	181,356
(Floating, Prime Rate U.S. + 2.33%), 5.58%, 01/25/31†	122,510	139,361
(Floating, Prime Rate U.S. + 1.03%), 4.28%, 02/25/31†	211,228	234,579
(Floating, Prime Rate U.S. + 0.33%), 3.58%, 07/25/31†	349,258	377,518
(Floating, Prime Rate U.S. + 0.85%), 4.10%, 08/25/31†	308,406	346,690
(Floating, Prime Rate U.S. - 0.36%), 2.89%, 12/25/45†	239,717	265,357
(Floating, Prime Rate U.S. + 0.55%), 3.80%, 12/25/45†	230,031	265,086
(Floating, Prime Rate U.S. + 0.12%), 3.37%, 01/25/46†	183,550	209,188
(Floating, Prime Rate U.S. + 0.33%), 3.58%, 04/25/46†	242,733	281,274
(Floating, Prime Rate U.S. + 0.38%), 3.63%, 08/25/46†	495,813	575,573
Total Mortgage-Backed Securities (Cost $21,840,178)		20,531,819
MUNICIPAL BONDS — 9.5%
Arlington Higher Education Finance Corporation, Revenue Bond (PSF-Gtd.)
0.50%, 08/15/23	410,000	404,288
Boston Water & Sewer Commission, Revenue Bond
0.97%, 11/01/25	200,000	188,469
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	535,011
Carroll County Water Authority, Revenue Bond, Series B
1.08%, 07/01/25	290,000	275,016
1.96%, 07/01/29	150,000	140,111
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	550,153
City of Bossier Utilities, Revenue Bond (BAM Insured)
1.00%, 10/01/25	370,000	349,679
City of Columbia Waterworks & Sewer System, Revenue Bond, Series B
1.29%, 02/01/27	165,000	153,701
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	226,961

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	$640,000	$598,781
City of Tacoma Washington Electric System Revenue, Revenue Bond
5.64%, 01/01/27	600,000	674,807
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	191,781
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	379,303
Cucamonga Valley Water District Financing Authority, Revenue Bond, Series A
0.99%, 09/01/25	150,000	141,993
Cucamonga Valley Water District Financing Authority, Revenue Bond, Series B
3.86%, 09/01/30	140,000	148,924
Denver City & County Housing Authority, Revenue Bond (HUD Sector 8 Program)
0.84%, 08/01/24	500,000	477,064
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	128,671
2.05%, 03/01/30	420,000	384,892
Honolulu City & County Board of Water Supply, Revenue Bond, Series B
1.16%, 07/01/26	580,000	539,887
Iowa State Finance Authority, Revenue Bond, Series B
0.47%, 08/01/24	350,000	333,840
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	257,103
2.68%, 11/01/34	275,000	257,746
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	184,984
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	646,555
Montgomery Water Works & Sanitary Sewer Board, Revenue Bond
2.00%, 09/01/26	400,000	389,132
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	458,209
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	150,000	140,673
0.92%, 11/01/25	200,000	186,298
	Par	Value
1.02%, 05/01/26	$250,000	$231,250
New York State Housing Finance Agency, Revenue Bond (SonyMA Insured)
1.13%, 11/01/25	165,000	155,141
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	602,009
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.05%, 10/01/23	150,000	145,505
1.43%, 10/01/24	100,000	94,930
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	467,283
Regional Transportation District Sales Tax, Revenue Bond, Series A
0.70%, 11/01/25	600,000	559,045
Riverside Community College District, General Obligation
0.82%, 08/01/25	195,000	183,275
Romulus Community Schools, General Obligation, Series B (Q-SBLF Insured)
1.00%, 05/01/25	200,000	188,259
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	525,094
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	236,447
San Diego Public Facilities Financing Authority, Revenue Bond, Series A
2.13%, 08/01/29	290,000	274,925
Santa Clara Valley Water District COPS, Series D
1.78%, 06/01/31	440,000	399,530
Silicon Valley Clean Water, Revenue Bond, Series A
1.38%, 08/01/27	240,000	223,503
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	503,780
Spartanburg Sanitary Sewer District, Revenue Bond
1.19%, 03/01/26	300,000	282,470
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	305,960
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	171,557

	Par	Value
Upper Santa Clara Valley Joint Powers Authority, Revenue Bond, Series B
1.18%, 08/01/26	$360,000	$336,312
Total Municipal Bonds (Cost $16,307,643)		15,230,307
PRIVATE INVESTMENT — 0.6%
Calvert Impact Capital, Inc. (Cost $1,000,000)	1,000,000	1,000,000

	Shares
COMMON STOCKS — 34.3%
Consumer Discretionary — 1.2%
Home Depot, Inc. (The)	3,015	902,480
NIKE, Inc. Class B	7,488	1,007,585
		1,910,065
Consumer Staples — 0.3%
McCormick & Co., Inc. (Non-Voting Shares)	5,349	533,830
Financials — 4.4%
Marsh & McLennan Cos., Inc.	14,878	2,535,509
Progressive Corporation (The)	17,893	2,039,623
Walker & Dunlop, Inc.	18,864	2,441,379
		7,016,511
Health Care — 2.3%
Accolade, Inc.Δ *	11,864	208,332
Encompass Health Corporation	24,116	1,714,889
Humana, Inc.	4,060	1,766,790
		3,690,011
Industrials — 5.4%
Advanced Drainage Systems, Inc.	8,789	1,044,221
Evoqua Water Technologies CorporationΔ *	80,710	3,791,756
Westinghouse Air Brake Technologies Corporation	25,365	2,439,352
Xylem, Inc.	16,957	1,445,754
		8,721,083
Information Technology — 18.0%
Adobe, Inc.*	3,196	1,456,162
Autodesk, Inc.*	11,961	2,563,840
Avalara, Inc.*	15,142	1,506,780
Bill.com Holdings, Inc.*	4,649	1,054,347
Cadence Design Systems, Inc.*	9,629	1,583,585
IPG Photonics Corporation*	11,481	1,260,155
Lam Research Corporation	3,891	2,091,841
Mastercard, Inc. Class A	5,445	1,945,934
Microchip Technology, Inc.	24,796	1,863,171
Microsoft Corporation	19,695	6,072,165
NVIDIA Corporation	14,781	4,033,144
Texas Instruments, Inc.	9,530	1,748,564
Zendesk, Inc.*	13,713	1,649,537
		28,829,225
Real Estate — 2.7%
Crown Castle International Corporation REIT	7,976	1,472,370
	Shares	Value
Equinix, Inc. REIT	2,010	$1,490,656
Prologis, Inc. REIT	8,655	1,397,609
		4,360,635
Total Common Stocks (Cost $48,812,897)		55,061,360
FOREIGN COMMON STOCKS — 27.4%
Australia — 0.2%
Nanosonics, Ltd.Δ *	95,792	282,091
Canada — 4.0%
Boralex, Inc. Class AΔ	57,542	1,865,058
Innergex Renewable Energy, Inc.Δ	111,239	1,768,933
Intact Financial Corporation	19,397	2,866,067
		6,500,058
France — 2.4%
Legrand SA	15,367	1,461,041
Schneider Electric SE	14,392	2,416,278
		3,877,319
Germany — 1.5%
adidas AG	5,057	1,178,413
Knorr-Bremse AG	16,015	1,227,662
		2,406,075
Hong Kong — 1.5%
AIA Group, Ltd.	183,800	1,919,219
Linklogis, Inc. Class B 144A Δ *	457,387	431,353
		2,350,572
Ireland — 3.3%
Aon PLC Class A	10,494	3,417,161
ICON PLC*	7,998	1,945,274
		5,362,435
Japan — 5.1%
Murata Manufacturing Co., Ltd.	23,500	1,548,011
Nidec Corporation	14,400	1,137,356
Nintendo Co., Ltd.	4,200	2,120,001
Shimadzu Corporation	47,400	1,630,300
Shimano, Inc.	7,600	1,740,463
		8,176,131
Jersey — 1.1%
Aptiv PLC*	14,683	1,757,702
Netherlands — 2.2%
ASML Holding NV	2,821	1,885,054
Wolters Kluwer NV	14,781	1,575,750
		3,460,804
Switzerland — 1.4%
TE Connectivity, Ltd.	16,823	2,203,476
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,463	2,759,032
United Kingdom — 3.0%
Atlassian Corporation PLC Class A*	5,962	1,751,815
DS Smith PLC	292,015	1,228,132

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SSE PLC	80,028	$1,828,563
		4,808,510
Total Foreign Common Stocks (Cost $46,309,053)		43,944,205
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø ∞	5,808,778	5,808,778
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø §	110,250	110,250
Total Money Market Funds (Cost $5,919,028)		5,919,028
TOTAL INVESTMENTS —99.3% (Cost $159,246,807)		159,450,993
Other Assets in Excess of Liabilities — 0.7%		1,143,608
NET ASSETS — 100.0%		$160,594,601
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2022	5	$536,100	$4,969
MSCI Emerging Markets	06/2022	4	225,100	2,539
10-Year U.S. Treasury Note	06/2022	(56)	(6,881,000)	220,500
Ultra 10-Year U.S. Treasury Note	06/2022	(22)	(2,980,313)	103,666
Ultra Long U.S. Treasury Bond	06/2022	31	5,490,875	(220,638)
2-Year U.S. Treasury Note	06/2022	22	4,662,282	(64,908)
5-Year U.S. Treasury Note	06/2022	2	229,375	(6,297)
Total Futures Contracts outstanding at March 31, 2022			$1,282,419	$39,831
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.5%
Communication Services — 9.5%
Activision Blizzard, Inc.	67,691	$5,422,726
Alphabet, Inc. Class A*	24,283	67,539,522
Alphabet, Inc. Class C*	22,760	63,568,452
AT&T, Inc.	621,024	14,674,797
Charter Communications, Inc. Class A*	11,090	6,049,817
Comcast Corporation Class A	376,227	17,614,948
Discovery, Inc. Class AΔ*	27,796	692,676
Discovery, Inc. Class C*	15,921	397,547
DISH Network Corporation Class AΔ*	18,408	582,613
Electronic Arts, Inc.	25,211	3,189,444
Fox Corporation Class A	31,129	1,228,039
Fox Corporation Class B	9,099	330,112
Interpublic Group of Cos., Inc. (The)	47,139	1,671,077
Live Nation Entertainment, Inc.*	10,940	1,286,982
Lumen Technologies, Inc.	121,774	1,372,393
Match Group, Inc.*	21,213	2,306,702
Meta Platforms, Inc. Class A*	193,191	42,957,951
Netflix, Inc.*	35,817	13,416,690
News Corporation Class A	13,865	307,110
News Corporation Class B	13,984	314,920
Omnicom Group, Inc.	24,095	2,045,184
Paramount Global Class BΔ	52,671	1,991,490
Take-Two Interactive Software, Inc.*	10,102	1,553,081
T-Mobile US, Inc.*	47,662	6,117,418
Twitter, Inc.*	60,429	2,337,998
Verizon Communications, Inc.	435,557	22,187,274
Walt Disney Co. (The)*	146,419	20,082,830
		301,239,793
Consumer Discretionary — 11.3%
Advance Auto Parts, Inc.	6,948	1,437,958
Amazon.com, Inc.*	35,432	115,506,548
AutoZone, Inc.*	2,011	4,111,650
Bath & Body Works, Inc.	13,836	661,361
Best Buy Co., Inc.	15,833	1,439,220
Booking Holdings, Inc.*	3,294	7,735,794
BorgWarner, Inc.	6,279	244,253
CarMax, Inc.*	12,596	1,215,262
Carnival Corporation*	84,836	1,715,384
Chipotle Mexican Grill, Inc.*	2,169	3,431,423
D.R. Horton, Inc.	16,760	1,248,788
Darden Restaurants, Inc.	9,727	1,293,205
Dollar General Corporation	18,720	4,167,634
Dollar Tree, Inc.*	18,243	2,921,616
Domino’s Pizza, Inc.	3,030	1,233,240
eBay, Inc.	57,037	3,265,939
Etsy, Inc.Δ*	9,267	1,151,703
Expedia Group, Inc.*	10,462	2,047,100
Ford Motor Co.	308,985	5,224,936
General Motors Co.*	106,950	4,677,993
Genuine Parts Co.	12,313	1,551,684
Hasbro, Inc.	10,784	883,425
Hilton Worldwide Holdings, Inc.*	23,098	3,504,890
Home Depot, Inc. (The)	84,598	25,322,719
	Shares	Value
Lennar Corporation Class A	14,886	$1,208,297
LKQ Corporation	18,658	847,260
Lowe’s Cos., Inc.	57,516	11,629,160
Marriott International, Inc. Class A*	21,380	3,757,535
McDonald’s Corporation	63,693	15,750,005
Mohawk Industries, Inc.*	2,387	296,465
Newell Brands, Inc.	39,118	837,516
NIKE, Inc. Class B	104,453	14,055,196
Norwegian Cruise Line Holdings, Ltd.Δ*	41,279	903,185
NVR, Inc.*	171	763,903
O’Reilly Automotive, Inc.*	5,716	3,915,231
Pool Corporation	3,147	1,330,709
PulteGroup, Inc.	5,415	226,888
PVH Corporation	2,959	226,689
Ralph Lauren Corporation	2,058	233,460
Ross Stores, Inc.	25,592	2,315,052
Royal Caribbean Cruises, Ltd.Δ*	22,682	1,900,298
Starbucks Corporation	98,522	8,962,546
Tapestry, Inc.	24,199	898,993
Target Corporation	41,380	8,781,664
Tesla, Inc.*	65,435	70,512,756
TJX Cos., Inc. (The)	90,590	5,487,942
Tractor Supply Co.	7,490	1,747,941
Ulta Beauty, Inc.*	3,840	1,529,165
Under Armour, Inc. Class A*	20,379	346,851
Under Armour, Inc. Class C*	9,410	146,420
VF Corporation	27,573	1,567,801
Whirlpool Corporation	4,600	794,788
Yum! Brands, Inc.	24,402	2,892,369
		359,859,810
Consumer Staples — 6.5%
Archer-Daniels-Midland Co.	58,262	5,258,728
Campbell Soup Co.	28,952	1,290,391
Church & Dwight Co., Inc.	27,416	2,724,602
Clorox Co. (The)	12,213	1,697,973
Coca-Cola Co. (The)	374,142	23,196,804
Colgate-Palmolive Co.	83,433	6,326,724
Conagra Brands, Inc.	80,687	2,708,663
Costco Wholesale Corporation	36,347	20,930,420
Estee Lauder Cos., Inc. (The) Class A	19,563	5,327,396
General Mills, Inc.	96,621	6,543,174
Hershey Co. (The)	29,702	6,434,344
Hormel Foods Corporation	43,964	2,265,905
J.M. Smucker Co. (The)	15,075	2,041,306
Kellogg Co.	47,724	3,077,721
Kimberly-Clark Corporation	31,736	3,908,606
Kraft Heinz Co. (The)	63,648	2,507,095
Kroger Co. (The)	81,475	4,674,221
Lamb Weston Holdings, Inc.	17,029	1,020,207
McCormick & Co., Inc. (Non-Voting Shares)	25,400	2,534,920
Mondelez International, Inc. Class A	158,472	9,948,872
Monster Beverage Corporation*	36,278	2,898,612
PepsiCo, Inc.	145,366	24,331,361
Procter & Gamble Co. (The)	245,025	37,439,820
Sysco Corporation	37,870	3,092,085

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tyson Foods, Inc. Class A	27,409	$2,456,669
Walgreens Boots Alliance, Inc.	61,239	2,741,670
Walmart, Inc.	131,003	19,508,967
		206,887,256
Energy — 3.6%
APA Corporation	18,290	755,926
Archrock, Inc.	13	120
Baker Hughes Co.	60,056	2,186,639
Chevron Corporation	161,435	26,286,461
ConocoPhillips	114,931	11,493,100
Coterra Energy, Inc.	73,032	1,969,673
Devon Energy Corporation	49,912	2,951,297
Diamondback Energy, Inc.	10,890	1,492,801
EOG Resources, Inc.	47,427	5,654,721
Exterran Corporation*	6	37
Exxon Mobil Corporation	355,827	29,387,752
Halliburton Co.	68,091	2,578,606
Hess Corporation	18,891	2,022,093
Kinder Morgan, Inc.	146,006	2,760,973
Marathon Oil Corporation	59,299	1,488,998
Marathon Petroleum Corporation	50,234	4,295,007
Occidental Petroleum Corporation	65,681	3,726,740
ONEOK, Inc.	35,809	2,529,190
Phillips 66	31,961	2,761,111
Pioneer Natural Resources Co.	18,667	4,667,310
Valero Energy Corporation	31,110	3,158,909
Williams Cos., Inc. (The)	96,309	3,217,684
		115,385,148
Financials — 10.7%
Aflac, Inc.	55,516	3,574,675
Allstate Corporation (The)	28,840	3,994,628
American Express Co.	56,945	10,648,715
American International Group, Inc.	67,569	4,241,306
Ameriprise Financial, Inc.	10,345	3,107,224
Arthur J. Gallagher & Co.	15,093	2,635,238
Assurant, Inc.	2,341	425,664
Bank of America Corporation	621,241	25,607,554
Bank of New York Mellon Corporation (The)	72,967	3,621,352
Berkshire Hathaway, Inc. Class B*	155,715	54,953,381
BlackRock, Inc.	12,151	9,285,430
Brown & Brown, Inc.	18,702	1,351,594
Capital One Financial Corporation	34,907	4,582,940
Cboe Global Markets, Inc.	8,664	991,335
Charles Schwab Corporation (The)	124,970	10,536,221
Cincinnati Financial Corporation	10,988	1,493,928
Citigroup, Inc.	170,029	9,079,549
Citizens Financial Group, Inc.	18,464	836,973
CME Group, Inc.	29,593	7,038,991
Comerica, Inc.	10,547	953,765
Discover Financial Services	22,685	2,499,660
Everest Re Group, Ltd.	3,173	956,279
FactSet Research Systems, Inc.	3,042	1,320,684
Fifth Third Bancorp	52,084	2,241,695
First Republic Bank	11,885	1,926,558
Franklin Resources, Inc.	23,495	655,980
Globe Life, Inc.	4,186	421,112
	Shares	Value
Goldman Sachs Group, Inc. (The)	27,330	$9,021,633
Hartford Financial Services Group, Inc. (The)	28,747	2,064,322
Huntington Bancshares, Inc.	118,830	1,737,295
Intercontinental Exchange, Inc.	43,068	5,690,144
Invesco, Ltd.	17,740	409,084
JPMorgan Chase & Co.	249,235	33,975,715
KeyCorp	64,549	1,444,607
Lincoln National Corporation	16,646	1,087,983
Loews Corporation	3,079	199,581
M&T Bank CorporationΔ	10,059	1,705,000
MarketAxess Holdings, Inc.	2,840	966,168
Marsh & McLennan Cos., Inc.	39,915	6,802,314
MetLife, Inc.	64,005	4,498,271
Moody’s Corporation	11,483	3,874,479
Morgan Stanley	122,245	10,684,213
MSCI, Inc.	6,284	3,160,098
Nasdaq, Inc.	9,140	1,628,748
Northern Trust Corporation	16,617	1,935,050
People’s United Financial, Inc.	11,480	229,485
PNC Financial Services Group, Inc. (The)	34,137	6,296,570
Principal Financial Group, Inc.	22,421	1,645,926
Progressive Corporation (The)	59,205	6,748,778
Prudential Financial, Inc.	36,128	4,269,246
Raymond James Financial, Inc.	13,842	1,521,374
Regions Financial Corporation	40,587	903,467
S&P Global, Inc.	26,898	11,033,186
Signature Bank	4,900	1,438,101
State Street Corporation	30,870	2,689,394
SVB Financial Group*	4,898	2,740,186
Synchrony Financial	55,655	1,937,351
T. Rowe Price Group, Inc.	22,044	3,332,832
Travelers Cos., Inc. (The)	21,004	3,838,061
Truist Financial Corporation	104,234	5,910,068
U.S. Bancorp	117,801	6,261,123
W.R. Berkley Corporation	16,901	1,125,404
Wells Fargo & Co.	334,461	16,207,980
Zions Bancorp NA	7,446	488,160
		338,483,828
Health Care — 12.0%
Abbott Laboratories	164,886	19,515,907
ABIOMED, Inc.*	4,950	1,639,638
Agilent Technologies, Inc.	45,567	6,029,881
Align Technology, Inc.*	6,636	2,893,296
AmerisourceBergen Corporation	17,971	2,780,293
Amgen, Inc.	77,723	18,794,976
Anthem, Inc.	21,194	10,410,917
Baxter International, Inc.	49,046	3,803,027
Becton, Dickinson and Co.	34,256	9,112,096
Biogen, Inc.*	17,530	3,691,818
Bio-Rad Laboratories, Inc. Class A*	4,307	2,425,832
Boston Scientific Corporation*	120,221	5,324,588
Cardinal Health, Inc.	27,527	1,560,781
Catalent, Inc.*	45,285	5,022,106
Centene Corporation*	48,859	4,113,439
Cerner Corporation	44,374	4,151,631

	Shares	Value
Charles River Laboratories International, Inc.*	10,283	$2,920,064
Cigna Corporation	29,323	7,026,084
CVS Health Corporation	115,848	11,724,976
Danaher Corporation	68,828	20,189,317
DaVita, Inc.*	13,768	1,557,298
DENTSPLY SIRONA, Inc.	26,241	1,291,582
DexCom, Inc.*	8,564	4,381,342
Edwards Lifesciences Corporation*	57,327	6,748,534
Eli Lilly and Co.	95,853	27,449,424
Gilead Sciences, Inc.	262,616	15,612,521
HCA Healthcare, Inc.	23,088	5,786,315
Henry Schein, Inc.*	11,738	1,023,436
Hologic, Inc.*	29,305	2,251,210
Humana, Inc.	10,676	4,645,875
IDEXX Laboratories, Inc.*	7,551	4,130,850
Illumina, Inc.*	14,975	5,232,265
Incyte Corporation*	54,549	4,332,282
Intuitive Surgical, Inc.*	30,693	9,259,464
IQVIA Holdings, Inc.*	33,184	7,672,473
Laboratory Corporation of America Holdings*	7,436	1,960,576
McKesson Corporation	13,291	4,068,774
Mettler-Toledo International, Inc.*	2,979	4,090,733
Moderna, Inc.*	30,751	5,297,167
Molina Healthcare, Inc.*	4,758	1,587,221
Organon & Co.	69,962	2,443,773
PerkinElmer, Inc.	21,598	3,767,987
Quest Diagnostics, Inc.	16,017	2,192,087
Regeneron Pharmaceuticals, Inc.*	15,098	10,544,745
ResMed, Inc.	11,820	2,866,468
Stryker Corporation	27,962	7,475,641
Teleflex, Inc.	4,060	1,440,610
UnitedHealth Group, Inc.	82,292	41,966,451
Universal Health Services, Inc. Class B	6,340	918,983
Vertex Pharmaceuticals, Inc.*	43,872	11,449,276
Viatris, Inc.	418,235	4,550,397
Waters Corporation*	8,175	2,537,438
West Pharmaceutical Services, Inc.	14,246	5,850,975
Zimmer Biomet Holdings, Inc.	21,341	2,729,514
Zoetis, Inc.	100,365	18,927,835
		381,172,189
Industrials — 7.4%
3M Co.	52,910	7,877,241
A.O. Smith Corporation	16,217	1,036,104
Alaska Air Group, Inc.*	10,021	581,318
American Airlines Group, Inc.Δ*	66,936	1,221,582
AMETEK, Inc.	16,745	2,230,099
Boeing Co. (The)*	45,776	8,766,104
C.H. Robinson Worldwide, Inc.	12,459	1,341,959
Carrier Global Corporation	63,362	2,906,415
Caterpillar, Inc.	44,540	9,924,403
Cintas Corporation	6,438	2,738,661
Copart, Inc.*	11,178	1,402,504
CSX Corporation	195,759	7,331,174
Cummins, Inc.	10,680	2,190,575
Deere & Co.	24,563	10,204,944
	Shares	Value
Delta Air Lines, Inc.*	64,874	$2,567,064
Dover Corporation	13,712	2,151,413
Emerson Electric Co.	55,944	5,485,309
Equifax, Inc.	11,124	2,637,500
Expeditors International of Washington, Inc.	6,818	703,345
Fastenal Co.	36,004	2,138,638
FedEx Corporation	19,831	4,588,695
Fortive Corporation	28,093	1,711,706
Fortune Brands Home & Security, Inc.	13,017	966,903
Generac Holdings, Inc.*	4,876	1,449,440
General Dynamics Corporation	20,407	4,921,760
General Electric Co.	90,769	8,305,363
Honeywell International, Inc.	55,553	10,809,503
Howmet Aerospace, Inc.	32,372	1,163,450
Huntington Ingalls Industries, Inc.	2,805	559,429
IDEX Corporation	5,716	1,095,929
Illinois ToolWorks, Inc.	25,469	5,333,209
Ingersoll-Rand, Inc.	30,890	1,555,311
J.B. Hunt Transport Services, Inc.	9,677	1,943,045
Jacobs Engineering Group, Inc.	12,155	1,675,081
L3Harris Technologies, Inc.	16,801	4,174,544
Leidos Holdings, Inc.	10,893	1,176,662
Lockheed Martin Corporation	22,033	9,725,366
Masco Corporation	23,878	1,217,778
Norfolk Southern Corporation	19,839	5,658,480
Northrop Grumman Corporation	12,728	5,692,216
Old Dominion Freight Line, Inc.	7,428	2,218,595
Otis Worldwide Corporation	31,681	2,437,853
PACCAR, Inc.	22,794	2,007,468
Parker-Hannifin Corporation	8,815	2,501,344
Quanta Services, Inc.	5,431	714,774
Raytheon Technologies Corporation	126,686	12,550,782
Republic Services, Inc.	19,655	2,604,287
Robert Half International, Inc.	4,920	561,766
Rockwell Automation, Inc.	11,922	3,338,518
Rollins, Inc.	21,375	749,194
Roper Technologies, Inc.	8,524	4,025,288
Snap-on, Inc.	5,899	1,212,126
Southwest Airlines Co.*	54,434	2,493,077
Stanley Black & Decker, Inc.	10,352	1,447,106
Textron, Inc.	19,700	1,465,286
TransDigm Group, Inc.*	3,870	2,521,460
Union Pacific Corporation	55,813	15,248,670
United Airlines Holdings, Inc.*	19,397	899,245
United Parcel Service, Inc. Class B	59,797	12,824,065
United Rentals, Inc.*	4,677	1,661,317
Verisk Analytics, Inc.	12,729	2,732,025
W.W. Grainger, Inc.	3,321	1,712,939
Waste Management, Inc.	33,085	5,243,972
Westinghouse Air Brake Technologies Corporation	11,295	1,086,240
Xylem, Inc.	9,669	824,379
		234,241,998
Information Technology — 26.9%
Adobe, Inc.*	38,494	17,538,636
Advanced Micro Devices, Inc.*	129,140	14,120,168

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Akamai Technologies, Inc.*	12,022	$1,435,307
Amphenol Corporation Class A	53,795	4,053,453
Analog Devices, Inc.	49,747	8,217,209
ANSYS, Inc.*	6,671	2,119,043
Apple, Inc.	1,271,600	222,034,076
Applied Materials, Inc.	71,724	9,453,223
Arista Networks, Inc.*	18,552	2,578,357
Autodesk, Inc.*	18,555	3,977,264
Automatic Data Processing, Inc.	36,726	8,356,634
Broadcom, Inc.	34,492	21,718,923
Broadridge Financial Solutions, Inc.	6,807	1,059,918
Cadence Design Systems, Inc.*	18,580	3,055,667
CDW Corporation	11,000	1,967,790
Ceridian HCM Holding, Inc.*	10,792	737,741
Cisco Systems, Inc.	350,235	19,529,104
Citrix Systems, Inc.	9,508	959,357
Cognizant Technology Solutions Corporation Class A	43,559	3,905,936
Corning, Inc.	59,799	2,207,181
DXC Technology Co.*	18,725	610,997
Enphase Energy, Inc.*	10,555	2,129,788
EPAM Systems, Inc.*	4,569	1,355,211
F5, Inc.*	6,504	1,359,011
Fidelity National Information Services, Inc.	47,995	4,819,658
Fiserv, Inc.*	43,328	4,393,459
FleetCor Technologies, Inc.*	6,254	1,557,621
Fortinet, Inc.*	11,550	3,947,097
Gartner, Inc.*	5,295	1,575,051
Global Payments, Inc.	22,769	3,115,710
Hewlett Packard Enterprise Co.	113,804	1,901,665
HP, Inc.	103,716	3,764,891
Intel Corporation	328,598	16,285,317
International Business Machines Corporation	75,798	9,855,256
Intuit, Inc.	22,108	10,630,411
IPG Photonics Corporation*	2,807	308,096
Jack Henry & Associates, Inc.	5,530	1,089,687
Juniper Networks, Inc.	50,500	1,876,580
Keysight Technologies, Inc.*	13,420	2,119,957
KLA Corporation	11,211	4,103,899
Lam Research Corporation	10,705	5,755,115
Mastercard, Inc. Class A	71,135	25,422,226
Microchip Technology, Inc.	41,030	3,082,994
Micron Technology, Inc.	84,017	6,544,084
Microsoft Corporation	620,254	191,230,511
Monolithic Power Systems, Inc.	3,300	1,602,744
Motorola Solutions, Inc.	13,048	3,160,226
NetApp, Inc.	18,482	1,534,006
NortonLifeLock, Inc.	62,969	1,669,938
NVIDIA Corporation	201,327	54,934,085
Oracle Corporation	144,267	11,935,209
Paychex, Inc.	27,668	3,775,852
Paycom Software, Inc.*	3,850	1,333,563
PayPal Holdings, Inc.*	93,571	10,821,486
PTC, Inc.*	6,734	725,386
Qorvo, Inc.*	8,118	1,007,444
QUALCOMM, Inc.	91,816	14,031,321
	Shares	Value
salesforce.com, Inc.*	80,450	$17,081,144
ServiceNow, Inc.*	16,274	9,062,828
Skyworks Solutions, Inc.	14,117	1,881,514
SolarEdge Technologies, Inc.*	4,244	1,368,138
Synopsys, Inc.*	12,360	4,119,217
Teledyne Technologies, Inc.*	3,268	1,544,555
Teradyne, Inc.	9,806	1,159,363
Texas Instruments, Inc.	78,134	14,336,026
Trimble, Inc.*	19,275	1,390,498
Tyler Technologies, Inc.*	3,141	1,397,399
VeriSign, Inc.*	7,867	1,750,093
Visa, Inc. Class AΔ	135,771	30,109,935
Western Digital Corporation*	22,012	1,092,896
Zebra Technologies Corporation Class A*	4,187	1,732,162
		852,416,307
Materials — 2.1%
Air Products and Chemicals, Inc.	18,561	4,638,580
Albemarle Corporation	8,321	1,840,189
Avery Dennison Corporation	3,272	569,230
Ball Corporation	26,240	2,361,600
Celanese Corporation	9,582	1,368,980
CF Industries Holdings, Inc.	17,082	1,760,471
Corteva, Inc.	55,219	3,173,988
Dow, Inc.	72,331	4,608,931
DuPont de Nemours, Inc.	47,302	3,480,481
Eastman Chemical Co.	14,389	1,612,431
Ecolab, Inc.	16,680	2,945,021
FMC Corporation	5,397	710,083
Freeport-McMoRan, Inc.	112,863	5,613,806
International Flavors & Fragrances, Inc.	19,185	2,519,566
International Paper Co.	43,581	2,011,263
Martin Marietta Materials, Inc.	5,969	2,297,409
Mosaic Co. (The)	26,057	1,732,791
Newmont Corporation	67,991	5,401,885
Nucor Corporation	32,443	4,822,652
Packaging Corporation of America	6,567	1,025,174
PPG Industries, Inc.	18,443	2,417,324
Sealed Air Corporation	10,710	717,142
Sherwin-Williams Co. (The)	19,044	4,753,763
Vulcan Materials Co.	11,222	2,061,481
Westrock Co.	21,818	1,026,101
		65,470,342
Real Estate — 2.7%
Alexandria Real Estate Equities, Inc. REIT	11,494	2,313,167
American Tower Corporation REIT	37,022	9,300,667
AvalonBay Communities, Inc. REIT	11,730	2,913,380
Boston Properties, Inc. REIT	11,272	1,451,834
CBRE Group, Inc. Class A*	35,708	3,267,996
Crown Castle International Corporation REIT	35,778	6,604,619
Digital Realty Trust, Inc. REIT	25,560	3,624,408
Duke Realty Corporation REIT	32,547	1,889,679
Equinix, Inc. REIT	8,002	5,934,443

	Shares	Value
Equity Residential REIT	36,341	$3,267,783
Essex Property Trust, Inc. REIT	5,627	1,944,016
Extra Space Storage, Inc. REIT	8,534	1,754,590
Federal Realty Investment Trust REIT	2,600	317,382
Healthpeak Properties, Inc. REIT	46,597	1,599,675
Host Hotels & Resorts, Inc. REIT	47,435	921,662
Iron Mountain, Inc. REIT	32,755	1,814,955
Kimco Realty Corporation REIT	56,971	1,407,184
Mid-America Apartment Communities, Inc. REIT	7,607	1,593,286
Prologis, Inc. REIT	61,392	9,913,580
Public Storage REIT	13,141	5,128,669
Realty Income Corporation REIT	28,647	1,985,237
Regency Centers Corporation REIT	15,104	1,077,519
SBA Communications Corporation REIT	9,082	3,125,116
Simon Property Group, Inc. REIT	25,427	3,345,176
UDR, Inc. REIT	16,995	975,003
Ventas, Inc. REIT	33,547	2,071,863
Vornado Realty Trust REIT	15,993	724,803
Welltower, Inc. REIT	31,626	3,040,524
Weyerhaeuser Co. REIT	57,740	2,188,346
		85,496,562
Utilities — 2.8%
AES Corporation (The)	56,201	1,446,052
Alliant Energy Corporation	22,632	1,414,047
Ameren Corporation	19,884	1,864,324
American Electric Power Co., Inc.	43,060	4,296,096
American Water Works Co., Inc.	16,760	2,774,283
Atmos Energy Corporation	8,640	1,032,394
CenterPoint Energy, Inc.	50,231	1,539,078
CMS Energy Corporation	24,417	1,707,725
Consolidated Edison, Inc.	33,879	3,207,664
Constellation Energy Corporation	21,977	1,236,206
Dominion Energy, Inc.	72,926	6,196,522
DTE Energy Co.	16,224	2,144,975
Duke Energy Corporation	81,288	9,076,618
Edison International	40,240	2,820,824
Entergy Corporation	21,410	2,499,617
Evergy, Inc.	17,247	1,178,660
Eversource Energy	30,559	2,694,998
Exelon Corporation	65,931	3,140,293
FirstEnergy Corporation	51,603	2,366,514
NextEra Energy, Inc.	152,587	12,925,645
NiSource, Inc.	23,079	733,912
NRG Energy, Inc.	19,377	743,302
Pinnacle West Capital Corporation	4,108	320,835
PPL Corporation	73,784	2,107,271
Public Service Enterprise Group, Inc.	46,751	3,272,570
Sempra Energy	20,984	3,527,830
Southern Co. (The)	92,202	6,685,567
WEC Energy Group, Inc.	26,694	2,664,328
Xcel Energy, Inc.	35,982	2,596,821
		88,214,971
Total Common Stocks (Cost $1,661,603,825)		3,028,868,204
	Shares	Value
FOREIGN COMMON STOCKS — 3.1%
Curacao — 0.2%
Schlumberger NV	110,484	$4,564,094
Ireland — 2.2%
Accenture PLC Class A	50,763	17,118,807
Allegion PLC	11,277	1,237,989
Aon PLC Class A	19,060	6,206,508
Eaton Corporation PLC	34,612	5,252,717
Johnson Controls International PLC	75,803	4,970,403
Linde PLC	42,397	13,542,874
Medtronic PLC	114,412	12,694,011
Pentair PLC	6,692	362,773
Seagate Technology Holdings PLC	20,280	1,823,172
STERIS PLC	7,533	1,821,253
Trane Technologies PLC	16,206	2,474,656
Willis Towers Watson PLCΔ	12,561	2,967,159
		70,472,322
Jersey — 0.1%
Amcor PLC	120,129	1,361,061
Aptiv PLC*	21,684	2,595,792
		3,956,853
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,808,220
NXP Semiconductor NV	19,939	3,690,310
		6,498,530
Switzerland — 0.4%
Chubb, Ltd.	35,583	7,611,204
Garmin, Ltd.	8,253	978,888
TE Connectivity, Ltd.	28,610	3,747,338
		12,337,430
United Kingdom — 0.0%
Nielsen Holdings PLC	40,749	1,110,003
Total Foreign Common Stocks (Cost $62,614,482)		98,939,232
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	42,774,947	42,774,947
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	1,111,497	1,111,497
Total Money Market Funds (Cost $43,886,444)		43,886,444
TOTAL INVESTMENTS — 100.0% (Cost $1,768,104,751)		3,171,693,880
Other Assets in Excess of Liabilities — 0.0%		1,155,106
NET ASSETS — 100.0%		$3,172,848,986

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2022	190	$43,042,125	$2,960,279
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 84.2%
Communication Services — 5.8%
Altice U.S.A., Inc. Class A*	661,277	$8,252,737
AT&T, Inc.	187,264	4,425,048
Comcast Corporation Class A	456,005	21,350,154
Discovery, Inc. Class AΔ*	133,289	3,321,562
Fox Corporation Class A	128,654	5,075,400
Paramount Global Class BΔ	147,210	5,566,010
T-Mobile US, Inc.*	72,428	9,296,134
Verizon Communications, Inc.	387,355	19,731,864
		77,018,909
Consumer Discretionary — 7.8%
Advance Auto Parts, Inc.	91,090	18,851,986
Aramark	261,695	9,839,732
Darden Restaurants, Inc.	39,925	5,308,029
Dick's Sporting Goods, Inc.	35,895	3,590,218
Dollar General Corporation	60,773	13,529,893
Lennar Corporation Class A	95,956	7,788,748
Lithia Motors, Inc.	23,996	7,201,679
Lowe’s Cos., Inc.	65,225	13,187,843
Ralph Lauren Corporation	64,379	7,303,154
Starbucks Corporation	60,877	5,537,981
Target Corporation	55,276	11,730,673
		103,869,936
Consumer Staples — 4.7%
Church & Dwight Co., Inc.	59,859	5,948,787
Colgate-Palmolive Co.	98,167	7,444,004
Conagra Brands, Inc.	373,333	12,532,789
Kimberly-Clark Corporation	64,705	7,969,068
Lamb Weston Holdings, Inc.	85,051	5,095,405
Mondelez International, Inc. Class A	107,046	6,720,348
PepsiCo, Inc.	59,983	10,039,954
Walmart, Inc.	43,913	6,539,524
		62,289,879
Energy — 6.1%
Baker Hughes Co.	212,735	7,745,681
Chevron Corporation	89,929	14,643,139
Exxon Mobil Corporation	170,158	14,053,349
Hess Corporation	154,434	16,530,616
Phillips 66	183,057	15,814,294
Pioneer Natural Resources Co.	27,500	6,875,825
Valero Energy Corporation	62,347	6,330,715
		81,993,619
Financials — 18.5%
Aflac, Inc.	71,402	4,597,575
Allstate Corporation (The)	199,121	27,580,250
American Express Co.	38,544	7,207,728
American International Group, Inc.	211,975	13,305,671
Ameriprise Financial, Inc.	21,978	6,601,312
Apollo Global Management, Inc.Δ	44,703	2,771,139
Bank of New York Mellon Corporation (The)	190,017	9,430,544
	Shares	Value
Berkshire Hathaway, Inc. Class B*	51,349	$18,121,575
BlackRock, Inc.	15,419	11,782,737
Blackstone, Inc.	20,047	2,544,766
Cincinnati Financial Corporation	35,134	4,776,819
Citigroup, Inc.	66,186	3,534,332
Intercontinental Exchange, Inc.	64,474	8,518,305
JPMorgan Chase & Co.	158,971	21,670,927
M&T Bank CorporationΔ	92,386	15,659,427
Marsh & McLennan Cos., Inc.	35,310	6,017,530
MetLife, Inc.	111,551	7,839,804
Morgan Stanley	53,700	4,693,380
Northern Trust Corporation	81,886	9,535,625
Progressive Corporation (The)	63,039	7,185,815
Reinsurance Group of America, Inc.	87,680	9,597,453
Signature Bank	24,530	7,199,310
Truist Financial Corporation	129,121	7,321,161
U.S. Bancorp	200,223	10,641,852
Wells Fargo & Co.	394,906	19,137,145
		247,272,182
Health Care — 9.5%
Amgen, Inc.	7,552	1,826,225
Anthem, Inc.	34,119	16,759,935
Becton, Dickinson and Co.	30,272	8,052,352
Centene Corporation*	115,343	9,710,727
CVS Health Corporation	130,341	13,191,813
Gilead Sciences, Inc.	62,427	3,711,285
Henry Schein, Inc.*	69,639	6,071,824
Humana, Inc.	34,714	15,106,491
McKesson Corporation	31,535	9,653,810
Molina Healthcare, Inc.*	33,025	11,016,810
UnitedHealth Group, Inc.	34,513	17,600,595
Zimmer Biomet Holdings, Inc.	115,686	14,796,239
		127,498,106
Industrials — 9.3%
AECOM	72,822	5,593,458
Deere & Co.	42,831	17,794,567
Emerson Electric Co.	76,305	7,481,705
Fastenal Co.	87,108	5,174,215
General Electric Co.	72,766	6,658,089
J.B. Hunt Transport Services, Inc.	95,140	19,103,161
Norfolk Southern Corporation	25,168	7,178,417
Raytheon Technologies Corporation	95,075	9,419,080
Southwest Airlines Co.*	139,667	6,396,749
Stanley Black & Decker, Inc.	58,764	8,214,619
Textron, Inc.	101,157	7,524,058
United Parcel Service, Inc. Class B	71,632	15,362,199
Vertiv Holdings Co.	632,346	8,852,844
		124,753,161
Information Technology — 10.8%
Apple, Inc.	62,537	10,919,586
Broadcom, Inc.	34,410	21,667,289
Cisco Systems, Inc.	304,206	16,962,526

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cognizant Technology Solutions Corporation Class A	116,255	$10,424,586
Corning, Inc.	91,902	3,392,103
F5, Inc.*	33,134	6,923,349
Fidelity National Information Services, Inc.	129,284	12,982,699
Fiserv, Inc.*	45,850	4,649,190
HP, Inc.Δ	99,603	3,615,589
International Business Machines Corporation	44,828	5,828,536
Juniper Networks, Inc.	123,956	4,606,205
Microsoft Corporation	20,157	6,214,605
ON Semiconductor Corporation*	124,972	7,824,497
Oracle Corporation	63,245	5,232,259
Paychex, Inc.	44,110	6,019,692
QUALCOMM, Inc.	31,813	4,861,663
Texas Instruments, Inc.	67,657	12,413,706
		144,538,080
Materials — 6.2%
Air Products and Chemicals, Inc.	87,461	21,857,378
Axalta Coating Systems, Ltd.*	306,360	7,530,329
Corteva, Inc.	258,416	14,853,752
DuPont de Nemours, Inc.	123,339	9,075,284
Freeport-McMoRan, Inc.	145,706	7,247,416
International Flavors & Fragrances, Inc.	124,600	16,363,718
Sonoco Products Co.	96,422	6,032,160
		82,960,037
Real Estate — 1.8%
American Tower Corporation REIT	22,405	5,628,584
Crown Castle International Corporation REIT	37,799	6,977,695
Jones Lang LaSalle, Inc.*	16,025	3,837,347
STORE Capital Corporation REIT	150,487	4,398,735
Weyerhaeuser Co. REIT	98,373	3,728,337
		24,570,698
Utilities — 3.7%
AES Corporation (The)	257,310	6,620,586
Atmos Energy Corporation	91,859	10,976,232
Dominion Energy, Inc.	76,274	6,481,002
Duke Energy Corporation	63,879	7,132,729
Edison International	110,960	7,778,296
Pinnacle West Capital Corporation	143,381	11,198,056
		50,186,901
Total Common Stocks (Cost $891,731,952)		1,126,951,508
FOREIGN COMMON STOCKS — 11.6%
Canada — 0.5%
Open Text Corporation	156,108	6,618,979
	Shares	Value
France — 1.2%
Sodexo SA	65,333	$5,316,533
TotalEnergies SE ADR	222,662	11,253,338
		16,569,871
Germany — 0.5%
Siemens AG	49,972	6,919,490
Ireland — 5.2%
Johnson Controls International PLC	143,451	9,406,082
Medtronic PLC	324,162	35,965,774
STERIS PLC	30,372	7,343,038
Willis Towers Watson PLC	68,636	16,213,196
		68,928,090
Japan — 0.3%
Nintendo Co., Ltd. ADR	62,579	3,936,845
Singapore — 0.4%
Flex, Ltd.*	257,718	4,780,669
Switzerland — 2.4%
Chubb, Ltd.	19,332	4,135,115
Nestle SA ADR	50,290	6,542,729
Novartis AG	82,940	7,281,431
Roche Holding AG	35,450	14,026,213
		31,985,488
United Kingdom — 1.1%
Unilever PLC ADR	335,678	15,296,847
Total Foreign Common Stocks (Cost $144,830,035)		155,036,279
MUTUAL FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $6,916,589)	42,059	6,980,953
MONEY MARKET FUNDS — 3.6%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	46,774,877	46,774,877
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	1,936,272	1,936,272
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	69,988	69,988
Total Money Market Funds (Cost $48,781,137)		48,781,137
TOTAL INVESTMENTS — 99.9% (Cost $1,092,259,713)		1,337,749,877
Other Assets in Excess of Liabilities — 0.1%		1,062,667
NET ASSETS — 100.0%		$1,338,812,544

Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2022	30	$6,796,125	$(83,843)
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/22	U.S. Dollars	14,428,950	British Pounds	10,895,941	BOA	$119,360
06/30/22	Swiss Francs	2,272,851	U.S. Dollars	2,449,297	MSCS	20,595
Subtotal Appreciation						$139,955
06/30/22	U.S. Dollars	788,595	British Pounds	601,504	BOA	$(1,358)
06/30/22	U.S. Dollars	23,172,311	Euro	20,961,027	JPM	(103,211)
06/30/22	U.S. Dollars	23,612,694	Swiss Francs	21,935,602	MSCS	(224,569)
Subtotal Depreciation						$(329,138)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$(189,183)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.5%
Communication Services — 12.1%
Alphabet, Inc. Class A*	5,218	$14,513,084
Alphabet, Inc. Class C*	10,932	30,532,967
Charter Communications, Inc. Class A*	13,490	7,359,065
Match Group, Inc.*	240,314	26,131,744
Meta Platforms, Inc. Class A*	242,439	53,908,736
Netflix, Inc.*	83,113	31,133,299
Pinterest, Inc. Class A*	182,873	4,500,505
Sea, Ltd. ADR*	199,685	23,920,266
Walt Disney Co. (The)*	155,795	21,368,842
Warner Music Group Corporation Class A	210,138	7,953,723
		221,322,231
Consumer Discretionary — 12.4%
Advance Auto Parts, Inc.	45,547	9,426,407
Airbnb, Inc. Class A*	45,454	7,807,179
Amazon.com, Inc.*	38,347	125,009,303
Chewy, Inc. Class AΔ*	160,977	6,564,642
DoorDash, Inc. Class A*	59,454	6,967,414
Floor & Decor Holdings, Inc. Class A*	78,192	6,333,552
Lululemon Athletica, Inc.*	26,393	9,639,515
NIKE, Inc. Class B	78,800	10,603,328
Starbucks Corporation	79,032	7,189,541
Tesla, Inc.*	10,779	11,615,451
Tractor Supply Co.	49,160	11,472,469
Ulta Beauty, Inc.*	18,375	7,317,293
Yum China Holdings, Inc.	52,077	2,163,279
Yum! Brands, Inc.	38,742	4,592,089
		226,701,462
Consumer Staples — 2.4%
Costco Wholesale Corporation	21,158	12,183,834
Estee Lauder Cos., Inc. (The) Class A	43,664	11,890,580
Monster Beverage Corporation*	260,643	20,825,376
		44,899,790
Financials — 1.7%
FactSet Research Systems, Inc.	14,753	6,405,015
S&P Global, Inc.	49,509	20,307,530
SEI Investments Co.	84,024	5,059,085
		31,771,630
Health Care — 12.9%
10X Genomics, Inc. Class A*	58,996	4,487,826
Align Technology, Inc.*	28,828	12,569,008
BioMarin Pharmaceutical, Inc.*	15,773	1,216,098
DexCom, Inc.*	85,967	43,980,717
Edwards Lifesciences Corporation*	197,265	23,222,036
Illumina, Inc.*	23,680	8,273,792
Intuitive Surgical, Inc.*	118,627	35,787,393
Regeneron Pharmaceuticals, Inc.*	17,397	12,150,413
Sarepta Therapeutics, Inc.*	84,040	6,565,205
	Shares	Value
UnitedHealth Group, Inc.	54,277	$27,679,642
Veeva Systems, Inc. Class A*	50,057	10,635,110
Vertex Pharmaceuticals, Inc.*	44,565	11,630,128
Zoetis, Inc.	209,195	39,452,085
		237,649,453
Industrials — 8.1%
Boeing Co. (The)*	82,390	15,777,685
Cintas Corporation	32,046	13,632,048
CoStar Group, Inc.*	151,775	10,109,733
Deere & Co.	23,808	9,891,272
Expeditors International of Washington, Inc.	56,023	5,779,333
IDEX Corporation	50,541	9,690,226
L3Harris Technologies, Inc.	36,799	9,143,447
Raytheon Technologies Corporation	121,454	12,032,448
Roper Technologies, Inc.	21,783	10,286,586
Uber Technologies, Inc.*	595,966	21,264,067
United Parcel Service, Inc. Class B	83,007	17,801,681
W.W. Grainger, Inc.	26,727	13,785,519
		149,194,045
Information Technology — 38.2%
Adobe, Inc.*	58,639	26,717,101
Apple, Inc.	756,226	132,044,622
Autodesk, Inc.*	109,652	23,503,906
Block, Inc.*	205,969	27,929,396
Cloudflare, Inc. Class A*	100,660	12,049,002
Coupa Software, Inc.*	57,985	5,893,016
Fidelity National Information Services, Inc.	57,029	5,726,852
Intel Corporation	126,700	6,279,252
Intuit, Inc.	62,154	29,886,129
Mastercard, Inc. Class A	44,848	16,027,778
Microsoft Corporation	250,070	77,099,082
NVIDIA Corporation	248,425	67,785,245
Oracle Corporation	191,052	15,805,732
Palo Alto Networks, Inc.*	38,813	24,161,481
PayPal Holdings, Inc.*	135,366	15,655,078
QUALCOMM, Inc.	54,195	8,282,080
salesforce.com, Inc.*	168,551	35,786,748
ServiceNow, Inc.*	76,267	42,472,330
Snowflake, Inc. Class A*	43,435	9,952,262
Splunk, Inc.*	81,728	12,145,598
Twilio, Inc. Class A*	47,418	7,814,961
UiPath, Inc. Class AΔ*	103,138	2,226,749
Unity Software, Inc.Δ*	54,200	5,377,182
Visa, Inc. Class AΔ	339,709	75,337,265
Workday, Inc. Class A*	65,081	15,584,296
Xperi Holding Corporation	3	52
		701,543,195
Materials — 0.5%
Sherwin-Williams Co. (The)	37,240	9,295,849

	Shares	Value
Real Estate — 1.2%
Equinix, Inc. REIT	13,243	$9,821,273
SBA Communications Corporation REIT	35,208	12,115,073
		21,936,346
Total Common Stocks (Cost $1,209,284,136)		1,644,314,001
FOREIGN COMMON STOCKS — 7.3%
Canada — 1.2%
Shopify, Inc. Class A*	33,172	22,422,945
China — 0.6%
Alibaba Group Holding, Ltd. ADRΔ*	102,228	11,122,406
Ireland — 0.6%
Eaton Corporation PLC	64,710	9,820,390
Israel — 0.1%
Fiverr International, Ltd.Δ*	29,373	2,234,404
Jersey — 0.5%
Aptiv PLC*	75,817	9,076,053
Netherlands — 1.2%
ASML Holding NV	12,500	8,349,125
NXP Semiconductor NV	69,584	12,878,607
		21,227,732
Switzerland — 1.6%
Alcon, Inc.Δ	126,130	10,005,893
	Shares	Value
Novartis AG ADR	115,308	$10,118,277
Roche Holding AG ADR	189,372	9,356,871
		29,481,041
United Kingdom — 1.5%
Atlassian Corporation PLC Class A*	94,570	27,787,503
Total Foreign Common Stocks (Cost $136,854,531)		133,172,474
MONEY MARKET FUNDS — 3.9%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	62,555,223	62,555,223
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	8,224,834	8,224,834
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	1,381	1,381
Total Money Market Funds (Cost $70,781,438)		70,781,438
TOTAL INVESTMENTS — 100.7% (Cost $1,416,920,105)		1,848,267,913
Liabilities in Excess of Other Assets — (0.7)%		(12,114,213)
NET ASSETS — 100.0%		$1,836,153,700
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2022	17	$3,851,138	$(11,135)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.2%
Communication Services — 1.8%
Anterix, Inc.*	550	$31,845
ATN International, Inc.	20,505	817,739
Bandwidth, Inc. Class A*	12,032	389,717
comScore, Inc.Δ*	36,719	106,852
Consolidated Communications Holdings, Inc.Δ*	31,445	185,526
Cumulus Media, Inc. Class A*	3,466	34,487
CuriosityStream, Inc.Δ*	119,720	347,188
Entravision Communications Corporation Class AΔ	215,206	1,379,470
Integral Ad Science Holding CorporationΔ*	144,400	1,992,720
Nexstar Media Group, Inc. Class AΔ	7,820	1,473,914
Telephone & Data Systems, Inc.Δ	74,116	1,399,310
Townsquare Media, Inc. Class A*	18,671	238,802
TrueCar, Inc.*	50,464	199,333
United States Cellular CorporationΔ*	14,658	443,111
Yelp, Inc.Δ*	70,568	2,407,075
Ziff Davis, Inc.Δ*	26,112	2,527,119
		13,974,208
Consumer Discretionary — 10.7%
2U, Inc.*	13,728	182,308
Aaron's Co, Inc. (The)	29,281	587,963
Academy Sports & Outdoors, Inc.	42,091	1,658,385
Adtalem Global Education, Inc.*	26,288	781,017
American Axle & Manufacturing Holdings, Inc.*	115,383	895,372
American Eagle Outfitters, Inc.Δ	136,892	2,299,786
American Outdoor Brands, Inc.Δ*	14,595	191,632
American Public Education, Inc.*	13,903	295,300
Bassett Furniture Industries, Inc.Δ	7,683	127,231
Beazer Homes U.S.A., Inc.*	44,065	670,669
Boot Barn Holdings, Inc.*	14,700	1,393,413
Brinker International, Inc.*	43,706	1,667,821
Brunswick Corporation	29,718	2,403,889
Callaway Golf Co.Δ*	111,400	2,608,988
Chuy's Holdings, Inc.*	26,800	723,600
Container Store Group, Inc. (The)*	20,406	166,717
Cooper-Standard Holdings, Inc.*	15,229	133,558
Cracker Barrel Old Country Store, Inc.Δ	13,782	1,636,337
Dana, Inc.Δ	94,235	1,655,709
Dave & Buster's Entertainment, Inc.*	33,302	1,635,128
Dillard's, Inc. Class AΔ	1,325	355,617
F45 Training Holdings, Inc.Δ*	61,900	662,330
Genesco, Inc.Δ*	10,562	671,849
Goodyear Tire & Rubber Co. (The)*	133,146	1,902,656
Grand Canyon Education, Inc.*	710	68,948
Group 1 Automotive, Inc.	876	147,019
Haverty Furniture Cos., Inc.	7,344	201,373
Helen of Troy, Ltd.Δ*	8,510	1,666,598
Hibbett, Inc.	15,120	670,421
Hilton Grand Vacations, Inc.Δ*	60,700	3,157,007
Hooker Furnishings Corporation	2,629	49,793
Jack in the Box, Inc.	22,584	2,109,571
	Shares	Value
KB Home	56,701	$1,835,978
La-Z-Boy, Inc.	41,812	1,102,582
Leslie's, Inc.Δ*	160,600	3,109,216
Lifetime Brands, Inc.	2,307	29,622
LL Flooring Holdings, Inc.Δ*	3,162	44,331
Malibu Boats, Inc. Class A*	85,187	4,941,698
MarineMax, Inc.*	52,501	2,113,690
Modine Manufacturing Co.*	37,182	335,010
Mohawk Industries, Inc.*	7,100	881,820
National Vision Holdings, Inc.*	89,900	3,916,943
Nautilus, Inc.Δ*	1,500	6,180
ODP Corporation (The)*	1,722	78,919
OneSpaWorld Holdings, Ltd.Δ*	166,400	1,697,280
OneWater Marine, Inc. Class AΔ	32,188	1,108,877
Penske Automotive Group, Inc.	31,549	2,956,772
Perdoceo Education Corporation*	60,143	690,442
Planet Fitness, Inc. Class A*	35,800	3,024,384
PowerSchool Holdings, Inc. Class AΔ*	103,500	1,708,785
RealReal, Inc. (The)*	172,400	1,251,624
Red Robin Gourmet Burgers, Inc.*	39,660	668,668
Skyline Champion Corporation*	35,400	1,942,752
Solo Brands, Inc. Class AΔ*	40,385	344,484
Sonic Automotive, Inc. Class A	15,185	645,514
Standard Motor Products, Inc.	2,768	119,412
Steven Madden, Ltd.	74,231	2,868,286
Stoneridge, Inc.*	15,450	320,742
Tapestry, Inc.	74,657	2,773,507
Taylor Morrison Home Corporation Class A*	85,745	2,333,979
Texas Roadhouse, Inc.	33,203	2,780,087
Tilly's, Inc. Class A	21,050	197,028
Unifi, Inc.*	10,653	192,819
Universal Electronics, Inc.*	6,454	201,623
Universal Technical Institute, Inc.*	6,854	60,658
Vera Bradley, Inc.*	19,865	152,365
Vista Outdoor, Inc.*	876	31,264
Visteon CorporationΔ*	26,100	2,848,293
VOXX International CorporationΔ*	7,408	73,858
Wendy's Co. (The)	59,799	1,313,784
Wingstop, Inc.Δ	13,400	1,572,490
		85,653,771
Consumer Staples — 2.9%
Andersons, Inc. (The)Δ	15,486	778,327
BJ's Wholesale Club Holdings, Inc.*	110,457	7,467,998
Edgewell Personal Care Co.	96,793	3,549,399
Fresh Del Monte Produce, Inc.Δ	15,064	390,308
J&J Snack Foods Corporation	16,316	2,530,612
Landec CorporationΔ*	10,792	124,971
Nature's Sunshine Products, Inc.*	6,866	115,486
Simply Good Foods Co. (The)*	80,600	3,058,770
SpartanNash Co.Δ	22,336	736,865
Spectrum Brands Holdings, Inc.Δ	42,774	3,794,909
Vita Coco Co., Inc. (The)Δ*	76,300	683,648
		23,231,293

	Shares	Value
Energy — 4.1%
ChampionX CorporationΔ*	70,650	$1,729,512
Chesapeake Energy CorporationΔ	27,622	2,403,114
CVR Energy, Inc.Δ	67,340	1,719,864
Delek U.S. Holdings, Inc.*	83,692	1,775,944
DHT Holdings, Inc.	173,472	1,006,138
Dorian LPG, Ltd.	26,950	390,506
Earthstone Energy, Inc. Class AΔ*	91,353	1,153,788
Enviva, Inc.	13,986	1,106,992
Helix Energy Solutions Group, Inc.*	24,100	115,198
HF Sinclair Corporation*	14,723	586,712
Matador Resources Co.	48,900	2,590,722
Nabors Industries, Ltd.*	2,076	317,047
NCS Multistage Holdings, Inc.*	1,271	63,626
Newpark Resources, Inc.*	1,020	3,733
Oil States International, Inc.*	83,017	576,968
Patterson-UTI Energy, Inc.Δ	293,614	4,545,145
PDC Energy, Inc.	82,393	5,988,323
Plains GP Holdings LP Class A*	26,404	304,966
REX American Resources Corporation*	3,389	337,544
SFL Corporation, Ltd.	106,894	1,088,181
Southwestern Energy Co.*	414,636	2,972,940
Whiting Petroleum Corporation	7,244	590,458
World Fuel Services Corporation	35,527	960,650
		32,328,071
Financials — 17.6%
1st Source Corporation	2,904	134,310
Alerus Financial Corporation	755	20,868
Amalgamated Financial CorporationΔ	6,874	123,526
A-Mark Precious Metals, Inc.Δ	10,068	778,659
American Equity Investment Life Holding Co.	85,066	3,394,984
American National Bankshares, Inc.Δ	938	35,344
Ameris Bancorp	37,531	1,646,860
Argo Group International Holdings, Ltd.	17,697	730,532
Associated Banc-Corp	58,237	1,325,474
Atlantic Union Bankshares Corporation	10,319	378,604
Axis Capital Holdings, Ltd.	47,484	2,871,358
Banc of California, Inc.	26,881	520,416
Bank of Marin Bancorp	3,674	128,847
Bank of Princeton (The)	659	19,012
BankUnited, Inc.	71,765	3,154,789
Bankwell Financial Group, Inc.Δ	2,094	70,840
Banner Corporation	5,237	306,522
Bar Harbor Bankshares	847	24,241
BCB Bancorp, Inc.	4,058	74,059
Berkshire Hills Bancorp, Inc.	22,021	637,948
Blucora, Inc.Δ*	6,085	118,962
Bridgewater Bancshares, Inc.*	2,093	34,911
Business First Bancshares, Inc.Δ	4,051	98,561
Byline Bancorp, Inc.	7,613	203,115
Camden National Corporation	3,069	144,366
Capital Bancorp, Inc.	1,914	43,754
Capital City Bank Group, Inc.	3,059	80,635
Capstar Financial Holdings, Inc.	7,142	150,553
	Shares	Value
Carter Bankshares, Inc.*	4,492	$78,026
CBTX, Inc.Δ	5,720	177,320
Central Pacific Financial Corporation	19,321	539,056
Central Valley Community BancorpΔ	3,595	83,943
Chemung Financial CorporationΔ	792	36,979
City Holding Co.	18,735	1,474,445
Civista Bancshares, Inc.	941	22,678
CNB Financial Corporation	2,308	60,747
CNO Financial Group, Inc.	68,642	1,722,228
Community Trust Bancorp, Inc.	4,674	192,569
Compass Diversified Holdings	112,887	2,683,324
ConnectOne Bancorp, Inc.	20,580	658,766
Cowen, Inc. Class A	27,640	749,044
CVB Financial Corporation	15,103	350,541
Donegal Group, Inc. Class A	4,196	56,268
Donnelley Financial Solutions, Inc.*	41,080	1,366,321
Eagle Bancorp, Inc.	21,733	1,238,998
Employers Holdings, Inc.	16,334	670,021
Enact Holdings, Inc.Δ	24,632	548,062
Enova International, Inc.*	20,060	761,678
Enstar Group, Ltd.*	551	143,894
Enterprise Financial Services Corporation	29,095	1,376,485
Essent Group, Ltd.	48,823	2,011,996
Evercore, Inc. Class A	15,520	1,727,686
EZCORP, Inc. Class A*	31,780	191,951
FB Financial Corporation	4,899	217,614
Financial Institutions, Inc.	6,671	200,997
First American Financial Corporation	8,193	531,070
First BanCorp	37,128	1,550,837
First BanCorp (New York Exchange)	240,737	3,158,470
First Business Financial Services, Inc.	1,600	52,496
First Commonwealth Financial Corporation	29,908	453,405
First Financial Bancorp	79,154	1,824,500
First Financial Corporation	8,039	347,928
First Foundation, Inc.	51,670	1,255,064
First Hawaiian, Inc.	3,253	90,726
First Internet Bancorp	2,695	115,912
First Interstate BancSystem, Inc. Class A	73,459	2,701,087
First Mid Bancshares, Inc.	7,357	283,171
First of Long Island Corporation (The)	3,180	61,883
First Savings Financial Group, Inc.	847	20,785
First Western Financial, Inc.*	830	25,946
FNB Corporation	184,813	2,300,922
Focus Financial Partners, Inc. Class A*	67,600	3,092,024
FS Bancorp, Inc.Δ	1,299	40,269
Genworth Financial, Inc. Class A*	296,428	1,120,498
Global Indemnity Group LLC Class A	987	25,751
Great Southern Bancorp, Inc.	2,916	172,073
Greenlight Capital Re, Ltd. Class AΔ*	14,046	99,305
Guaranty Bancshares, Inc.Δ	1,671	58,485
Hamilton Lane, Inc. Class A	50,094	3,871,765
Hanmi Financial Corporation	21,692	533,840
HarborOne Bancorp, Inc.	23,598	330,844

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
HBT Financial, Inc.	4,785	$86,991
Heartland Financial U.S.A., Inc.	3,963	189,550
Heritage Commerce Corporation	1,977	22,241
Heritage Financial Corporation	9,172	229,850
Heritage Insurance Holdings, Inc.	10,077	71,950
Hilltop Holdings, Inc.	13,927	409,454
Home Bancorp, Inc.Δ	752	30,674
Home BancShares, Inc.	74,446	1,682,480
HomeStreet, Inc.	13,546	641,810
HomeTrust Bancshares, Inc.	5,585	164,925
Horace Mann Educators Corporation	1,921	80,355
Horizon Bancorp, Inc.	3,780	70,573
Independent Bank CorporationΔ	34,145	2,789,305
Independent Bank Corporation (NASDAQ Exchange)	7,366	162,052
Independent Bank Group, Inc.	44,045	3,134,242
Investar Holding Corporation	1,728	32,988
James River Group Holdings, Ltd.	25,087	620,652
Kearny Financial Corporation	5,085	65,495
Kemper Corporation	32,328	1,827,825
Lakeland Bancorp, Inc.	14,986	250,266
Lakeland Financial CorporationΔ	2,121	154,833
Luther Burbank CorporationΔ	1,695	22,527
Macatawa Bank Corporation	5,603	50,483
Mercantile Bank Corporation	2,240	79,341
Merchants Bancorp	9,492	259,891
Metropolitan Bank Holding Corporation*	1,700	173,009
Midland States Bancorp, Inc.	8,776	253,275
MidWestOne Financial Group, Inc.	2,800	92,680
Moelis & Co. Class A	5,980	280,761
MVB Financial Corporation	70,900	2,942,350
Navient Corporation	99,961	1,703,335
NBT Bancorp, Inc.	4,688	169,377
Nicolet Bankshares, Inc.*	3,908	365,672
NMI Holdings, Inc. Class A*	95,727	1,973,891
Northeast Bank	1,360	46,390
Northfield Bancorp, Inc.	2,683	38,528
Northrim BanCorp, Inc.	2,485	108,272
OceanFirst Financial Corporation	24,813	498,741
Ocwen Financial Corporation*	2,219	52,723
OFG Bancorp	28,220	751,781
Old National Bancorp	314,275	5,147,825
Old Second Bancorp, Inc.	7,818	113,439
Origin Bancorp, Inc.	16,331	690,638
Pacific Premier Bancorp, Inc.	101,843	3,600,150
Patria Investments, Ltd. Class AΔ	22,440	399,656
PCSB Financial Corporation	5,229	99,926
Peapack-Gladstone Financial Corporation	8,385	291,379
PennyMac Financial Services, Inc.	25,143	1,337,608
Piper Sandler Cos.	11,613	1,524,206
Preferred BankΔ	1,032	76,461
Premier Financial Corporation	16,886	512,152
Primis Financial Corporation	7,740	108,205
ProAssurance Corporation	57,482	1,545,116
Professional Holding Corporation Class A*	1,161	26,192
	Shares	Value
Provident Financial Services, Inc.	27,004	$631,894
QCR Holdings, Inc.	12,253	693,397
RBB BancorpΔ	5,652	132,766
Reinsurance Group of America, Inc.	5,683	622,061
RLI Corporation	11,283	1,248,238
S&T Bancorp, Inc.	5,799	171,534
Selective Insurance Group, Inc.	28,714	2,565,883
Sierra BancorpΔ	3,150	78,687
Silvergate Capital Corporation Class A*	14,100	2,123,037
SLM CorporationΔ	12,058	221,385
SmartFinancial, Inc.	2,428	62,108
South Plains Financial, Inc.	476	12,652
SouthState Corporation	55,878	4,559,086
Stewart Information Services Corporation	16,507	1,000,489
Stifel Financial Corporation	27,293	1,853,195
StoneX Group, Inc.*	5,805	430,905
Towne Bank/Portsmouth VA	20,837	623,860
TriCo Bancshares	6,443	257,913
TrustCo Bank Corporation NY	820	26,183
UMB Financial Corporation	32,705	3,177,618
Umpqua Holdings Corporation	97,715	1,842,905
United Community Banks, Inc.	73,399	2,554,285
United Fire Group, Inc.Δ	8,685	269,843
United Insurance Holdings Corporation	10,491	34,725
Universal Insurance Holdings, Inc.	24,812	334,714
Unum Group	48,651	1,532,993
Valley National Bancorp	373,369	4,861,264
Veritex Holdings, Inc.	37,994	1,450,231
Victory Capital Holdings, Inc. Class A	97,800	2,823,486
Washington Federal, Inc.	16,656	546,650
Waterstone Financial, Inc.	9,592	185,509
WesBanco, Inc.	51,770	1,778,817
Western New England Bancorp, Inc.	2,484	22,207
WSFS Financial Corporation	66,631	3,106,337
		140,604,091
Health Care — 13.1%
Adaptive Biotechnologies Corporation*	36,500	506,620
Addus HomeCare CorporationΔ*	16,900	1,576,601
Adverum Biotechnologies, Inc.Δ*	20,053	26,269
Aeglea BioTherapeutics, Inc.Δ*	4,200	9,660
Agios Pharmaceuticals, Inc.Δ*	53,700	1,563,207
Allscripts Healthcare Solutions, Inc.*	82,752	1,863,575
Amicus Therapeutics, Inc.*	175,513	1,662,108
AMN Healthcare Services, Inc.Δ*	8,781	916,122
AnaptysBio, Inc.Δ*	2,328	57,595
Apellis Pharmaceuticals, Inc.Δ*	40,214	2,043,273
Arcus Biosciences, Inc.Δ*	44,550	1,405,998
Artivion, Inc.Δ*	69,939	1,495,296
Atea Pharmaceuticals, Inc.Δ*	13,800	99,636
Athenex, Inc.Δ*	71,035	58,923
AtriCure, Inc.*	69,664	4,574,835
Avanos Medical, Inc.*	2,542	85,157
Aveanna Healthcare Holdings, Inc.Δ*	105,800	360,778

	Shares	Value
Azenta, Inc.Δ	40,115	$3,324,731
Biohaven Pharmaceutical Holding Co., Ltd.*	20,182	2,392,980
BioLife Solutions, Inc.*	34,000	772,820
Bluebird Bio, Inc.Δ*	1,327	6,436
Blueprint Medicines Corporation*	45,330	2,895,680
Cara Therapeutics, Inc.Δ*	44,578	541,623
Catalyst Pharmaceuticals, Inc.*	55,734	462,035
Certara, Inc.*	20,800	446,784
Codex DNA, Inc.Δ*	41,300	221,781
Computer Programs and Systems, Inc.*	11,183	385,254
CONMED CorporationΔ	19,814	2,943,370
Cross Country Healthcare, Inc.*	15,974	346,157
Emergent BioSolutions, Inc.*	24,729	1,015,373
Enanta Pharmaceuticals, Inc.Δ*	12,183	867,186
Exelixis, Inc.*	20,925	474,370
FibroGen, Inc.*	13,981	168,052
Frequency Therapeutics, Inc.*	9,315	19,748
Halozyme Therapeutics, Inc.*	57,777	2,304,147
HealthEquity, Inc.*	15,400	1,038,576
HealthStream, Inc.*	10,446	208,084
Homology Medicines, Inc.Δ*	36,316	110,401
Insmed, Inc.Δ*	72,830	1,711,505
Inspire Medical Systems, Inc.*	24,370	6,255,535
Intercept Pharmaceuticals, Inc.Δ*	20,584	334,902
Intra-Cellular Therapies, Inc.*	52,000	3,181,880
Ionis Pharmaceuticals, Inc.Δ*	1,780	65,931
Jounce Therapeutics, Inc.*	9,320	63,283
LHC Group, Inc.*	3,400	573,240
Ligand Pharmaceuticals, Inc.Δ*	20,414	2,296,371
Merit Medical Systems, Inc.*	40,664	2,704,969
Molina Healthcare, Inc.*	3,895	1,299,333
NanoString Technologies, Inc.Δ*	34,900	1,212,775
National HealthCare Corporation	7,506	527,146
NeoGenomics, Inc.Δ*	55,457	673,802
NextGen Healthcare, Inc.*	6,826	142,732
NGM Biopharmaceuticals, Inc.Δ*	12,040	183,610
NuVasive, Inc.*	34,446	1,953,088
Omnicell, Inc.*	17,283	2,237,976
Orthofix Medical, Inc.*	6,263	204,800
Outset Medical, Inc.Δ*	36,200	1,643,480
Pacific Biosciences of California, Inc.*	109,414	995,667
Patterson Cos., Inc.	57,062	1,847,097
Phreesia, Inc.*	64,300	1,694,948
Poseida Therapeutics, Inc.Δ*	486	2,177
Prestige Consumer Healthcare, Inc.*	57,406	3,039,074
PTC Therapeutics, Inc.*	79,988	2,984,352
Pulmonx CorporationΔ*	57,200	1,419,132
REGENXBIO, Inc.*	9,440	313,314
Shockwave Medical, Inc.*	25,969	5,384,932
Silk Road Medical, Inc.Δ*	46,200	1,907,598
STAAR Surgical Co.*	18,400	1,470,344
Supernus Pharmaceuticals, Inc.*	65,176	2,106,488
Sutro Biopharma, Inc.Δ*	22,661	186,273
Tabula Rasa HealthCare, Inc.Δ*	42,605	245,405
Tandem Diabetes Care, Inc.*	16,000	1,860,640
	Shares	Value
Tarsus Pharmaceuticals, Inc.Δ*	43,700	$735,034
Taysha Gene Therapies, Inc.Δ*	43,200	281,664
TransMedics Group, Inc.Δ*	64,474	1,736,930
Travere Therapeutics, Inc.*	151,795	3,911,757
Treace Medical Concepts, Inc.Δ*	62,300	1,178,093
Ultragenyx Pharmaceutical, Inc.*	25,424	1,846,291
Vanda Pharmaceuticals, Inc.*	91,272	1,032,286
Varex Imaging Corporation*	67,943	1,446,506
Zimvie, Inc.*	12,937	295,481
		104,439,082
Industrials — 18.6%
ABM Industries, Inc.	45,279	2,084,645
Acacia Research CorporationΔ*	37,742	170,216
ACCO Brands Corporation	60,116	480,928
ACV Auctions, Inc. Class AΔ*	111,400	1,649,834
AGCO Corporation	6,844	999,429
Albany International Corporation Class A	1,302	109,785
Allegiant Travel Co.*	12,053	1,957,287
Ameresco, Inc. Class AΔ*	30,968	2,461,956
Apogee Enterprises, Inc.Δ	14,647	695,147
Applied Industrial Technologies, Inc.	26,245	2,694,312
ArcBest Corporation	16,063	1,293,072
Arcosa, Inc.	7,284	417,009
Argan, Inc.	9,093	369,085
ASGN, Inc.*	71,644	8,361,571
Astec Industries, Inc.	6,370	273,910
Astronics CorporationΔ*	16,692	215,828
AZEK Co., Inc. (The)*	100,400	2,493,936
Barnes Group, Inc.	19,460	782,097
Barrett Business Services, Inc.	13,126	1,016,871
Beacon Roofing Supply, Inc.*	37,148	2,202,133
Boise Cascade Co.	78,314	5,440,474
BrightView Holdings, Inc.*	94,283	1,283,192
Brink's Co. (The)	43,434	2,953,512
Casella Waste Systems, Inc. Class A*	74,264	6,509,240
CECO Environmental Corporation*	51,977	285,354
Charah Solutions, Inc.Δ*	46,343	231,252
Colfax CorporationΔ*	60,368	2,402,043
Columbus McKinnon Corporation	73,257	3,106,097
Commercial Vehicle Group, Inc.*	17,586	148,602
CoreCivic, Inc. REITΔ*	105,887	1,182,758
Cornerstone Building Brands, Inc.Δ*	47,197	1,147,831
Covenant Logistics Group, Inc.	17,685	380,758
Deluxe Corporation	52,491	1,587,328
Driven Brands Holdings, Inc.*	105,800	2,780,424
DXP Enterprises, Inc.Δ*	30,749	832,990
Dycom Industries, Inc.Δ*	18,720	1,783,267
EMCOR Group, Inc.	39,637	4,464,315
Encore Wire Corporation	11,817	1,347,965
Ennis, Inc.	6,982	128,958
ESCO Technologies, Inc.	11,251	786,670
Exponent, Inc.	19,200	2,074,560
Federal Signal Corporation	61,776	2,084,940
First Advantage Corporation*	52,400	1,057,956
Genco Shipping & Trading, Ltd.	10,856	256,419
GEO Group, Inc. (The) REITΔ*	134,574	889,534

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
GMS, Inc.*	28,842	$1,435,466
Graham CorporationΔ	17,935	138,279
Granite Construction, Inc.	6,195	203,196
Healthcare Services Group, Inc.	35,605	661,185
Heidrick & Struggles International, Inc.	5,103	201,977
Hexcel Corporation	43,900	2,610,733
Hub Group, Inc. Class AΔ*	36,498	2,818,011
Hyster-Yale Materials Handling, Inc.	7,568	251,333
Kadant, Inc.Δ	11,338	2,201,726
KAR Auction Services, Inc.*	60,439	1,090,924
Karat Packaging, Inc.Δ*	9,433	187,245
KBR, Inc.Δ	65,333	3,575,675
Kelly Services, Inc. Class A	12,535	271,884
Kimball International, Inc. Class B	22,016	186,035
Korn Ferry	34,336	2,229,780
LSI Industries, Inc.	6,189	37,134
Manitowoc Co., Inc. (The)*	20,156	303,952
ManpowerGroup, Inc.	3,741	351,355
Matrix Service Co.*	17,021	139,913
Mistras Group, Inc.*	2,045	13,517
MRC Global, Inc.*	64,008	762,335
MYR Group, Inc.*	29,179	2,743,993
NOW, Inc.*	115,901	1,278,388
Park-Ohio Holdings CorporationΔ	2,762	38,861
Parsons Corporation*	13,932	539,168
Powell Industries, Inc.	4,496	87,312
Primoris Services Corporation	22,439	534,497
Quanex Building Products Corporation	17,696	371,439
Radiant Logistics, Inc.*	17,574	111,946
RBC Bearings, Inc.Δ*	15,300	2,966,364
Regal Beloit CorporationΔ	33,066	4,919,559
Resources Connection, Inc.	12,211	209,297
REV Group, Inc.	12,851	172,203
Rush Enterprises, Inc. Class A	2,126	108,235
Ryder System, Inc.	1,873	148,585
Steelcase, Inc. Class A	66,629	796,217
Sterling Check CorporationΔ*	57,000	1,506,510
Sun Country Airlines Holdings, Inc.Δ*	77,974	2,041,359
Tecnoglass, Inc.Δ	50,950	1,285,978
Tetra Tech, Inc.Δ	42,551	7,018,362
Timken Co. (The)	55,942	3,395,679
Titan International, Inc.*	6,873	101,239
Titan Machinery, Inc.*	3,497	98,825
Trinity Industries, Inc.	25,478	875,424
TrueBlue, Inc.*	19,360	559,310
Tutor Perini Corporation*	36,449	393,649
U.S. Xpress Enterprises, Inc. Class AΔ*	8,968	34,796
UniFirst Corporation	3,547	653,641
Universal Logistics Holdings, Inc.	750	15,113
Upwork, Inc.*	28,922	672,147
Vectrus, Inc.*	7,150	256,399
Wabash National CorporationΔ	30,692	455,469
Werner Enterprises, Inc.	70,056	2,872,296
	Shares	Value
WESCO International, Inc.*	34,368	$4,472,652
WillScot Mobile Mini Holdings Corporation*	156,584	6,127,132
Yellow Corporation*	16,655	116,752
Zurn Water Solutions Corporation	132,243	4,681,402
		148,207,343
Information Technology — 14.6%
908 Devices, Inc.Δ*	29,300	556,993
ADTRAN, Inc.Δ	10,277	189,611
Advanced Energy Industries, Inc.Δ	5,650	486,352
Allegro MicroSystems, Inc.*	111,400	3,163,760
Avaya Holdings CorporationΔ*	113,641	1,439,832
Aviat Networks, Inc.Δ*	6,843	210,559
Avnet, Inc.	66,953	2,717,622
Belden, Inc.	34,611	1,917,449
Benchmark Electronics, Inc.	19,765	494,916
Blackline, Inc.*	13,788	1,009,557
Box, Inc. Class AΔ*	43,720	1,270,503
BTRS Holdings, Inc.*	331,500	2,479,620
Coherent, Inc.*	7,075	1,934,022
Cohu, Inc.*	18,482	547,067
Conduent, Inc.*	94,089	485,499
Consensus Cloud Solutions, Inc.Δ*	15,902	956,187
Daktronics, Inc.*	17,433	66,943
EMCORE Corporation*	20,587	76,172
Enfusion, Inc. Class AΔ*	115,700	1,471,704
Envestnet, Inc.*	25,700	1,913,108
Euronet Worldwide, Inc.Δ*	4,846	630,707
EVERTEC, Inc.	68,053	2,785,409
Evo Payments, Inc. Class A*	88,800	2,050,392
ExlService Holdings, Inc.*	58,385	8,364,819
IBEX Holdings, Ltd.Δ*	20,814	331,775
Ichor Holdings, Ltd.Δ*	27,383	975,383
II-VI, Inc.Δ*	85,117	6,170,131
Juniper Networks, Inc.	37,052	1,376,852
Kimball Electronics, Inc.*	4,122	82,399
Kulicke & Soffa Industries, Inc.	40,822	2,286,848
KVH Industries, Inc.*	4,350	39,585
Littelfuse, Inc.	6,700	1,671,047
MACOM Technology Solutions Holdings, Inc.*	62,968	3,769,894
MaxLinear, Inc.*	81,770	4,771,280
NETGEAR, Inc.*	51,853	1,279,732
NetScout Systems, Inc.Δ*	28,203	904,752
New Relic, Inc.*	39,800	2,661,824
nLight, Inc.*	138,800	2,406,792
Onto Innovation, Inc.*	47,000	4,083,830
Paycor HCM, Inc.Δ*	110,500	3,216,655
PC Connection, Inc.Δ	3,388	177,497
Ping Identity Holding Corporation*	26,357	722,973
Plantronics, Inc.Δ*	1,700	66,980
Priority Technology Holdings, Inc.Δ*	130,100	748,075
Q2 Holdings, Inc.Δ*	65,011	4,007,928
Rapid7, Inc.Δ*	32,989	3,669,696
Repay Holdings CorporationΔ*	82,200	1,214,094
Ribbon Communications, Inc.*	39,814	123,025

	Shares	Value
Sailpoint Technologies Holdings, Inc.*	95,800	$4,903,044
ScanSource, Inc.*	7,777	270,562
SecureWorks Corporation Class A*	11,722	155,317
SEMrush Holdings, Inc. Class AΔ*	23,000	274,620
Semtech Corporation*	26,540	1,840,284
Silicon Laboratories, Inc.Δ*	14,329	2,152,216
Smartsheet, Inc. Class A*	47,400	2,596,572
Sprout Social, Inc. Class A*	42,961	3,442,035
Super Micro Computer, Inc.*	8,645	329,115
Synaptics, Inc.*	16,600	3,311,700
Synchronoss Technologies, Inc.Δ*	27,458	47,502
Teradata Corporation*	51,555	2,541,146
Unisys Corporation*	18,034	389,715
Varonis Systems, Inc.*	49,854	2,370,059
Vertex, Inc. Class A*	91,500	1,403,610
Vontier Corporation	49,569	1,258,557
Workiva, Inc.Δ*	30,200	3,563,600
Xerox Holdings Corporation	69,344	1,398,669
		116,226,173
Materials — 3.2%
AdvanSix, Inc.	19,318	986,957
American Vanguard Corporation	2,156	43,810
Balchem Corporation	5,882	804,069
Clearwater Paper Corporation*	13,949	390,990
Coeur Mining, Inc.*	32,656	145,319
Ecovyst, Inc.	24,300	280,908
Glatfelter Corporation	18,701	231,518
Graphic Packaging Holding Co.	140,873	2,823,095
Huntsman Corporation	28,254	1,059,808
Kaiser Aluminum CorporationΔ	22,961	2,162,008
Koppers Holdings, Inc.	6,045	166,358
Minerals Technologies, Inc.	64,062	4,237,701
Neenah, Inc.Δ	36,976	1,466,468
Olin Corporation	3,757	196,416
Olympic Steel, Inc.Δ	6,933	266,643
Pactiv Evergreen, Inc.	131,908	1,326,995
Quaker Chemical CorporationΔ	8,194	1,416,005
Rayonier Advanced Materials, Inc.*	23,254	152,779
Schnitzer Steel Industries, Inc. Class A	25,265	1,312,264
Stepan Co.	942	93,079
Summit Materials, Inc. Class A*	75,879	2,356,802
SunCoke Energy, Inc.	95,462	850,566
TimkenSteel Corporation*	33,254	727,598
Worthington Industries, Inc.	46,377	2,384,242
		25,882,398
Real Estate — 5.8%
American Assets Trust, Inc. REIT	44,835	1,698,798
Apple Hospitality REIT, Inc.	110,117	1,978,802
Armada Hoffler Properties, Inc. REIT	111,393	1,626,338
Brandywine Realty Trust REIT	95,987	1,357,256
CareTrust REIT, Inc.Δ	46,446	896,408
CatchMark Timber Trust, Inc. Class A REIT	29,218	239,588
Centerspace REIT	2,375	233,035
	Shares	Value
Cousins Properties, Inc. REITΔ	15,525	$625,502
CTO Realty Growth, Inc. REITΔ	4,462	295,920
DiamondRock Hospitality Co. REIT*	173,713	1,754,501
Diversified Healthcare Trust REIT	135,577	433,846
Easterly Government Properties, Inc. REITΔ	28,557	603,695
EastGroup Properties, Inc. REIT	13,557	2,755,867
Equity Commonwealth REIT*	60,517	1,707,185
Farmland Partners, Inc. REIT	21,663	297,866
Forestar Group, Inc.Δ*	9,379	166,571
Four Corners Property Trust, Inc. REIT	47,344	1,280,182
Franklin Street Properties Corporation REIT	47,089	277,825
Getty Realty Corporation REIT	21,178	606,114
Healthcare Realty Trust, Inc. REITΔ	7,829	215,141
Highwoods Properties, Inc. REIT	12,705	581,127
Industrial Logistics Properties Trust REIT	9,258	209,879
Kennedy-Wilson Holdings, Inc.	191,059	4,659,929
Kite Realty Group Trust REITΔ	112,722	2,566,680
LXP Industrial Trust REIT	120,649	1,894,189
Marcus & Millichap, Inc.	5,860	308,705
National Health Investors, Inc. REITΔ	17,640	1,040,936
National Storage Affiliates Trust REIT	34,024	2,135,346
Office Properties Income Trust REIT	21,086	542,543
Paramount Group, Inc. REIT	95,514	1,042,058
Pebblebrook Hotel Trust REIT	64,699	1,583,832
Physicians Realty Trust REIT	140,884	2,471,105
Piedmont Office Realty Trust, Inc. Class A REIT	71,658	1,233,951
Realogy Holdings Corporation*	75,291	1,180,563
RLJ Lodging Trust REIT	116,136	1,635,195
RPT Realty REIT	111,609	1,536,856
Sabra Health Care REIT, Inc.	25,189	375,064
Summit Hotel Properties, Inc. REITΔ*	36,533	363,869
Sunstone Hotel Investors, Inc. REIT*	118,543	1,396,437
Whitestone REITΔ	31,401	416,063
Xenia Hotels & Resorts, Inc. REIT*	12,804	246,989
		46,471,756
Utilities — 1.8%
ALLETE, Inc.	4,620	309,448
Black Hills Corporation	23,617	1,818,981
Northwest Natural Holding Co.	19,271	996,696
NorthWestern Corporation	29,792	1,802,118
NRG Energy, Inc.	15,372	589,670
Pinnacle West Capital Corporation	6,841	534,282
PNM Resources, Inc.	9,208	438,945
Portland General Electric Co.	35,530	1,959,480
South Jersey Industries, Inc.	12,289	424,585
Southwest Gas Holdings, Inc.	31,062	2,431,844
Spire, Inc.Δ	27,783	1,993,708

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sunnova Energy International, Inc.Δ*	56,200	$1,295,972
		14,595,729
Total Common Stocks (Cost $649,454,851)		751,613,915
FOREIGN COMMON STOCKS — 2.2%
Canada — 0.2%
DIRTT Environmental SolutionsΔ*	96,127	130,733
IMAX Corporation*	56,244	1,064,699
		1,195,432
Germany — 0.0%
SiriusPoint, Ltd.*	31,654	236,772
Ireland — 0.1%
Endo International PLC*	42,713	98,667
GH Research PLCΔ*	31,200	570,648
		669,315
Israel — 0.5%
Caesarstone, Ltd.Δ	10,925	114,931
Global-e Online, Ltd.*	40,600	1,371,468
JFrog, Ltd.Δ*	65,900	1,776,005
Tufin Software Technologies, Ltd.*	80,900	722,437
		3,984,841
Jersey — 0.9%
Quotient, Ltd.Δ*	179,800	215,760
WNS Holdings, Ltd. ADR*	84,061	7,186,375
		7,402,135
Netherlands — 0.1%
MYT Netherlands Parent BV ADRΔ*	82,300	1,006,529
Sweden — 0.1%
Loomis AB	37,600	1,025,609
United Kingdom — 0.3%
Gates Industrial Corporation PLC*	118,822	1,789,459
Luxfer Holdings PLC	16,134	271,051
		2,060,510
Total Foreign Common Stocks (Cost $20,122,554)		17,581,143
RIGHTS — 0.0%
Aduro Biotech, Inc.†††Δ*	2,713	—
Rts. Quantum€*	—	21
Total Rights (Cost $0)		21
MONEY MARKET FUNDS — 5.1%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	27,571,967	27,571,967
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	12,649,152	12,649,152
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	51,755	$51,755
Total Money Market Funds (Cost $40,272,874)		40,272,874
TOTAL INVESTMENTS — 101.5% (Cost $709,850,279)		809,467,953
Liabilities in Excess of Other Assets — (1.5)%		(11,602,672)
NET ASSETS — 100.0%		$797,865,281

Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	06/2022	23	$2,376,360	$10,128
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/22	U.S. Dollars	24,474	Swedish Kronor	226,126	UBS	$364
06/30/22	Swedish Kronor	481,430	U.S. Dollars	51,244	UBS	86
Subtotal Appreciation						$450
06/30/22	U.S. Dollars	1,022,561	Swedish Kronor	9,646,844	UBS	$(6,005)
Subtotal Depreciation						$(6,005)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$(5,555)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 0.3%
Communication Services — 0.3%
Sea, Ltd. ADR*	16,990	$2,035,232
Financials — 0.0%
Futu Holdings, Ltd. ADR*	2,522	82,117
Industrials — 0.0%
Grab Holdings, Ltd. Class A*	55,000	192,500
Total Common Stocks (Cost $3,617,602)		2,309,849
FOREIGN COMMON STOCKS — 96.0%
Australia — 7.9%
Ampol, Ltd.	12,404	281,792
APA Group	56,822	451,612
ASX, Ltd.	9,397	571,621
Aurizon Holdings, Ltd.	144,275	396,561
Australia & New Zealand Banking Group, Ltd.	133,614	2,737,885
BHP Group, Ltd.	244,544	9,426,556
BlueScope Steel, Ltd.	21,263	330,642
Brambles, Ltd.	72,678	536,338
Cochlear, Ltd.	3,288	548,968
Coles Group, Ltd.	79,057	1,056,632
Commonwealth Bank of Australia	82,859	6,525,343
Computershare, Ltd.	24,948	458,521
CSL, Ltd.	25,828	5,156,367
Dexus REIT	65,896	537,887
Domino’s Pizza Enterprises, Ltd.	4,484	291,881
Evolution Mining, Ltd.	97,132	320,585
Fortescue Metals Group, Ltd.	86,232	1,325,545
Goodman Group REIT	96,925	1,647,388
GPT Group (The) REIT (Athens Exchange)	137,876	531,831
IDP Education, Ltd.	17,951	420,127
Insurance Australia Group, Ltd.	115,449	377,840
Lendlease Corporation, Ltd.	36,784	306,629
Macquarie Group, Ltd.	18,802	2,843,504
Medibank Pvt., Ltd.	94,662	217,489
Mineral Resources, Ltd.	7,000	275,942
Mirvac Group REIT	260,355	482,765
National Australia Bank, Ltd.	161,573	3,889,850
Newcrest Mining, Ltd.	40,166	811,650
Northern Star Resources, Ltd.	45,766	369,226
Orica, Ltd.	7,637	90,865
Origin Energy, Ltd.	62,971	293,113
Qantas Airways, Ltd.*	66,392	256,712
QBE Insurance Group, Ltd.	75,406	646,630
REA Group, Ltd.	4,130	414,030
Reece, Ltd.	18,888	265,934
Rio Tinto, Ltd.	16,768	1,499,062
Santos, Ltd.	177,590	1,029,632
Scentre Group REIT	265,947	604,672
SEEK, Ltd.	16,462	362,536
Sonic Healthcare, Ltd.	45,006	1,188,259
South32, Ltd.	212,814	808,966
Stockland REIT	133,688	423,658
Suncorp Group, Ltd.	68,156	564,992
Telstra Corporation, Ltd.	341,734	1,009,639
	Shares	Value
Transurban Group	138,068	$1,395,033
Vicinity Centres REIT	137,781	191,192
Washington H Soul Pattinson & Co., Ltd.	6,495	138,534
Wesfarmers, Ltd.	63,489	2,382,399
Westpac Banking Corporation	164,250	2,967,435
WiseTech Global, Ltd.	14,156	532,815
Woodside Petroleum, Ltd.	45,699	1,098,212
Woolworths Group, Ltd.	57,600	1,599,254
		62,892,551
Austria — 0.3%
Erste Group Bank AG	27,963	1,019,713
OMV AG	10,806	516,338
Raiffeisen Bank International AG	25,320	359,469
Verbund AG	5,255	554,950
voestalpine AG	4,506	134,082
		2,584,552
Belgium — 0.8%
Ageas SA/NV	4,155	210,049
Elia Group SA/NV	2,604	397,295
Etablissements Franz Colruyt NV	5,111	211,566
Groupe Bruxelles Lambert SA	11,620	1,202,395
KBC Group NV	13,105	940,274
Proximus SADP	7,723	143,813
Sofina SA	865	314,314
Solvay SA	4,910	483,908
UCB SA	14,083	1,684,285
Umicore SA	9,507	410,963
		5,998,862
Denmark — 2.3%
Ambu A/S Class B	12,493	183,911
AP Moeller - Maersk A/S Class A	549	1,620,864
AP Moeller - Maersk A/S Class B	60	180,298
Chr. Hansen Holding A/S	9,414	691,241
Coloplast A/S Class B	9,701	1,469,105
Danske Bank A/S	52,273	869,566
Demant A/S*	13,113	593,428
DSV A/S	15,994	3,065,340
Genmab A/S*	4,830	1,744,370
GN Store Nord A/S	5,764	282,530
Novozymes A/S, B Shares	15,803	1,083,520
Orsted A/S 144A	13,730	1,718,605
Pandora A/S	9,048	861,952
ROCKWOOL International A/S, B Shares	1,073	354,208
Tryg A/S	43,880	1,066,929
Vestas Wind Systems A/S	74,690	2,191,018
		17,976,885
Finland — 1.3%
Elisa OYJ	7,229	435,957
Fortum OYJ	22,487	410,996
Kesko OYJ, B Shares	12,949	357,524
Kone OYJ Class B	11,915	623,513
Neste OYJ	18,827	858,383
Nokia OYJ*	322,121	1,773,927

	Shares	Value
Nordea Bank Abp	155,036	$1,595,629
Nordea Bank Abp (NASDAQ Exchange)	1,819	18,723
Orion OYJ Class B	19,705	894,939
Sampo OYJ, A Shares	31,549	1,541,617
Stora Enso OYJ, R Shares	22,882	448,886
UPM-Kymmene OYJ	27,891	910,781
Wartsila OYJ Abp	14,669	133,941
		10,004,816
France — 10.0%
Accor SA*	16,778	540,575
Aeroports de Paris*	2,268	339,153
Air Liquide SA	24,343	4,258,660
Alstom SA	13,522	316,400
Amundi SA 144A	3,229	220,802
Arkema SA	2,715	324,551
AXA SA	105,390	3,085,222
BioMerieux	1,757	187,526
BNP Paribas SA	51,911	2,966,437
Bollore SE	53,876	282,118
Bouygues SA	11,283	393,823
Bureau Veritas SA	15,449	440,465
Capgemini SE	7,893	1,751,481
Carrefour SA	29,587	643,874
Cie de St-Gobain	26,241	1,561,350
Cie Generale des Etablissements Michelin SCA	8,634	1,170,042
CNP Assurances	6,718	161,732
Covivio REIT	4,333	344,837
Credit Agricole SA	66,291	792,082
Danone SA	36,549	2,019,076
Dassault Systemes SE	37,571	1,845,812
Edenred	13,754	680,064
Eiffage SA	4,139	424,795
Electricite de France SA	37,402	351,062
Engie SA	92,715	1,218,924
EssilorLuxottica SA	18,021	3,295,872
Eurazeo SE	3,083	259,199
Eurofins Scientific SE	12,824	1,268,586
Faurecia SE	977	25,238
Faurecia SE (Euronext Paris Exchange)	5,122	133,217
Gecina SA REIT	2,894	364,726
Getlink SE	33,090	595,940
Hermes International	2,286	3,235,484
Ipsen SA	3,144	393,549
Kering SA	4,361	2,753,219
Klepierre REIT*	14,221	378,621
L’Oreal SA	14,682	5,864,657
Legrand SA	15,118	1,437,367
Orange SA	111,352	1,318,552
Orpea SA	3,616	156,912
Publicis Groupe SA	15,647	949,674
Renault SA*	7,966	208,232
Safran SA	14,290	1,682,441
Sanofi	73,051	7,468,709
Sartorius Stedim Biotech	2,225	910,948
Schneider Electric SE	28,838	4,841,622
	Shares	Value
SEB SA	1,871	$260,931
Societe Generale SA	43,102	1,155,451
Sodexo SA	8,568	697,229
Teleperformance	2,675	1,018,903
Thales SA	4,648	582,095
TotalEnergies SE	124,707	6,310,119
Ubisoft Entertainment SA*	5,285	232,238
Unibail-Rodamco-Westfield CDI*	10,140	37,954
Unibail-Rodamco-Westfield REIT*	6,095	456,560
Valeo	12,169	224,773
Veolia Environnement SA	39,674	1,272,087
Vinci SA	28,384	2,900,069
Vivendi SE	34,973	456,905
Wendel SE	1,720	175,154
Worldline SA 144A*	13,200	572,883
		80,216,979
Germany — 7.5%
adidas AG	11,373	2,650,205
Allianz SE	21,572	5,151,570
Aroundtown SA	49,132	280,759
BASF SE	46,684	2,663,816
Bayerische Motoren Werke AG	15,493	1,338,868
Bechtle AG	3,882	218,557
Beiersdorf AG	7,547	792,843
Brenntag SE	7,869	634,489
Carl Zeiss Meditec AG	4,095	659,611
Commerzbank AG*	39,511	300,241
Continental AG*	4,960	355,564
Covestro AG 144A	8,920	449,170
Daimler Truck Holding AG*	19,583	543,134
Delivery Hero SE 144A*	6,459	281,508
Deutsche Bank AG*	96,500	1,215,340
Deutsche Boerse AG	11,154	2,007,841
Deutsche Lufthansa AG*	49,931	402,668
Deutsche Post AG	48,326	2,307,658
Deutsche Telekom AG	179,440	3,341,914
E.ON SE	140,727	1,634,987
Evonik Industries AG	13,302	369,030
Fresenius Medical Care AG & Co. KGaA	15,717	1,053,209
Fresenius SE & Co. KGaA	22,478	825,313
GEA Group AG	7,555	309,659
Hannover Rueck SE	3,483	591,686
HeidelbergCement AG	2,223	125,987
HelloFresh SE*	7,006	314,456
Henkel AG & Co. KGaA	8,746	577,277
Infineon Technologies AG	57,165	1,933,894
KION Group AG	3,513	231,532
Knorr-Bremse AG	3,578	274,279
LANXESS AG	3,845	168,788
LEG Immobilien SE	5,831	664,023
Mercedes-Benz Group AG	43,855	3,078,163
MTU Aero Engines AG	2,932	678,113
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	2,225,870
Nemetschek SE	7,133	685,009
Puma SE	17,232	1,465,443

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Rational AG	243	$167,360
RWE AG	36,845	1,604,324
SAP SE	50,683	5,617,103
Siemens AG	34,686	4,802,878
Siemens Energy AG	18,963	431,422
Siemens Healthineers AG 144A	17,555	1,087,897
Symrise AG	6,729	806,759
Telefonica Deutschland Holding AG	56,298	153,119
Volkswagen AG	247	61,014
Vonovia SE	37,687	1,756,607
Zalando SE 144A*	10,454	529,330
		59,820,287
Hong Kong — 2.8%
AIA Group, Ltd.	611,400	6,384,169
BOC Hong Kong Holdings, Ltd.	214,500	807,118
Chow Tai Fook Jewellery Group, Ltd.*	180,800	326,545
CK Asset Holdings, Ltd.	102,557	701,021
CK Hutchison Holdings, Ltd.	157,000	1,148,048
CK Infrastructure Holdings, Ltd.	35,000	233,969
CLP Holdings, Ltd.	96,000	934,070
ESR Cayman, Ltd. 144A*	115,800	358,852
Hang Lung Properties, Ltd.	117,000	235,823
Hang Seng Bank, Ltd.	46,300	890,476
Henderson Land Development Co., Ltd.	71,275	295,864
HKT Trust & HKT, Ltd.	266,000	364,728
Hong Kong & China Gas Co., Ltd.	562,138	679,018
Hong Kong Exchanges and Clearing, Ltd.	60,197	2,821,633
Link REIT	123,911	1,055,255
MTR Corporation, Ltd.	98,963	532,942
New World Development Co., Ltd.	83,466	338,634
Power Assets Holdings, Ltd.	81,000	527,881
Sino Land Co., Ltd.	330,331	425,933
SITC International Holdings Co., Ltd.	59,000	206,306
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	68,000	809,029
Swire Pacific, Ltd. Class A	22,500	136,825
Swire Properties, Ltd.	63,800	157,663
Techtronic Industries Co., Ltd.	71,500	1,145,535
WH Group, Ltd. 144A	585,591	367,725
Wharf Real Estate Investment Co., Ltd.	115,000	568,360
Xinyi Glass Holdings, Ltd.	96,000	230,176
		22,683,598
Ireland — 0.7%
CRH PLC	37,620	1,500,480
DCC PLC	5,616	434,870
James Hardie Industries PLC CDI	25,315	759,402
Kerry Group PLC Class A	8,753	978,952
Kingspan Group PLC	7,807	763,109
Smurfit Kappa Group PLC	17,166	762,469
		5,199,282
Israel — 0.7%
Azrieli Group, Ltd.	1,239	108,853
Bank Hapoalim BM	48,532	480,497
	Shares	Value
Bank Leumi Le-Israel BM	65,831	$709,178
Check Point Software Technologies, Ltd.*	4,629	640,006
CyberArk Software, Ltd.*	2,381	401,794
Elbit Systems, Ltd.	1,618	353,860
ICL Group, Ltd.	53,933	641,133
Israel Discount Bank, Ltd. Class A	52,953	329,323
Kornit Digital, Ltd.*	2,834	234,343
Mizrahi Tefahot Bank, Ltd.	11,154	435,587
Nice, Ltd.*	2,756	602,809
Teva Pharmaceutical Industries, Ltd. ADR*	51,301	481,716
Wix.com, Ltd.*	2,346	245,063
		5,664,162
Italy — 2.0%
Amplifon SpA	15,067	670,555
Assicurazioni Generali SpA	77,438	1,771,174
Atlantia SpA*	29,878	621,240
DiaSorin SpA	692	108,086
Enel SpA	375,358	2,506,173
Eni SpA	112,690	1,643,384
FinecoBank Banca Fineco SpA	27,715	420,439
Infrastrutture Wireless Italiane SpA 144A	26,318	294,610
Intesa Sanpaolo SpA	830,817	1,901,546
Mediobanca Banca di Credito Finanziario SpA	21,353	215,783
Moncler SpA	19,299	1,070,745
Nexi SpA 144A*	24,702	285,054
Poste Italiane SpA 144A	25,999	294,844
Prysmian SpA	8,844	300,132
Recordati Industria Chimica e Farmaceutica SpA	28,472	1,427,568
Snam SpA	106,584	614,622
Terna - Rete Elettrica Nazionale	90,920	780,756
UniCredit SpA	99,177	1,069,897
		15,996,608
Japan — 21.5%
Advantest Corporation	6,200	484,058
Aeon Co., Ltd.	32,800	699,378
AGC, Inc.	7,200	287,679
Aisin Corporation	5,800	198,230
Ajinomoto Co., Inc.	33,800	959,338
ANA Holdings, Inc.*	7,400	154,684
Asahi Intecc Co., Ltd.	7,400	144,364
Asahi Kasei Corporation	78,000	674,664
Bandai Namco Holdings, Inc.	9,100	690,048
Bridgestone Corporation	32,300	1,253,750
Canon, Inc.	50,800	1,238,199
Capcom Co., Ltd.	8,400	203,652
Central Japan Railway Co.	7,300	951,872
Chubu Electric Power Co., Inc.	40,800	422,273
Chugai Pharmaceutical Co., Ltd.	43,000	1,434,842
Concordia Financial Group, Ltd.	10,800	40,194
CyberAgent, Inc.	23,800	294,516
Dai Nippon Printing Co., Ltd.	11,500	269,619
Daifuku Co., Ltd.	4,700	335,352

	Shares	Value
Dai-ichi Life Holdings, Inc.	49,600	$1,007,911
Daiichi Sankyo Co., Ltd.	92,700	2,024,290
Daikin Industries, Ltd.	13,200	2,397,172
Daito Trust Construction Co., Ltd.	3,500	371,506
Daiwa House Industry Co., Ltd.	25,600	667,358
Daiwa House REIT Investment Corporation	101	272,297
Daiwa Securities Group, Inc.	52,000	294,149
Denso Corporation	22,400	1,429,123
Dentsu Group, Inc.	11,700	478,136
Disco Corporation	1,900	531,311
East Japan Railway Co.	17,300	1,001,281
Eisai Co., Ltd.	18,200	843,181
ENEOS Holdings, Inc.	144,150	538,937
FANUC Corporation	8,900	1,562,038
Fast Retailing Co., Ltd.	2,900	1,486,706
Fuji Electric Co., Ltd.	2,700	134,570
FUJIFILM Holdings Corporation	22,500	1,373,398
Fujitsu, Ltd.	8,800	1,318,466
GLP J-REIT	117	177,782
GMO Payment Gateway, Inc.	1,900	193,565
Hakuhodo DY Holdings, Inc.	7,900	99,169
Hamamatsu Photonics KK	6,400	339,922
Hankyu Hanshin Holdings, Inc.	14,100	407,515
Hikari Tsushin, Inc.	1,200	136,423
Hirose Electric Co., Ltd.	605	87,697
Hitachi Metals, Ltd.*	2,000	33,461
Hitachi, Ltd.	45,400	2,272,007
Honda Motor Co., Ltd.	81,600	2,313,021
Hoya Corporation	20,600	2,347,532
Hulic Co., Ltd.	4,000	35,886
Ibiden Co., Ltd.	1,800	87,753
Idemitsu Kosan Co., Ltd.	8,736	240,812
Iida Group Holdings Co., Ltd.	2,500	43,102
Inpex Corporation	45,600	536,135
Isuzu Motors, Ltd.	18,100	233,816
Ito En, Ltd.	15,500	760,835
ITOCHU Corporation	58,600	1,982,201
Japan Airlines Co., Ltd.*	6,100	113,724
Japan Exchange Group, Inc.	25,800	479,052
Japan Metropolitan Fund Invest REIT	228	192,387
Japan Post Holdings Co., Ltd.	110,700	813,008
Japan Real Estate Investment Corporation REIT	46	240,930
JFE Holdings, Inc.	24,900	348,456
JSR Corporation	2,200	64,785
Kajima Corporation	17,500	212,918
Kakaku.com, Inc.	3,900	87,098
Kansai Electric Power Co., Inc. (The)	36,300	341,916
Kansai Paint Co., Ltd.	1,400	22,476
Kao Corporation	25,200	1,028,933
KDDI Corporation	84,500	2,770,471
Keio Corporation	7,300	284,558
Keisei Electric Railway Co., Ltd.	5,400	150,010
Keyence Corporation	9,200	4,266,064
Kikkoman Corporation	9,000	596,127
Kobayashi Pharmaceutical Co., Ltd.	2,300	184,283
Kobe Bussan Co., Ltd.	8,600	264,663
	Shares	Value
Koito Manufacturing Co., Ltd.	4,300	$174,019
Komatsu, Ltd.	29,500	708,753
Konami Holdings Corporation	5,500	346,912
Kose Corporation	1,400	146,476
Kubota Corporation	52,500	984,074
KuritaWater Industries, Ltd.	900	33,220
Kyocera Corporation	17,300	968,098
Kyowa Kirin Co., Ltd.	35,800	832,849
Lasertec Corporation	4,200	698,729
Lion Corporation	12,600	140,429
Lixil Corporation	12,900	240,143
M3, Inc.	21,000	758,436
Makita Corporation	7,900	252,773
Marubeni Corporation	67,200	780,340
Mazda Motor Corporation	20,700	152,157
McDonald’s Holdings Co. Japan, Ltd.	8,800	365,955
Medipal Holdings Corporation	25,800	424,517
MEIJI Holdings Co., Ltd.	8,000	433,856
Mercari, Inc.*	6,500	167,791
MINEBEA MITSUMI, Inc.	14,700	320,165
MISUMI Group, Inc.	10,900	324,502
Mitsubishi Chemical Holdings Corporation	63,200	420,326
Mitsubishi Corporation	67,300	2,525,550
Mitsubishi Electric Corporation	86,100	987,468
Mitsubishi Estate Co., Ltd.	66,800	994,683
Mitsubishi HC Capital, Inc.	38,900	180,749
Mitsubishi Heavy Industries, Ltd.	14,700	482,544
Mitsubishi UFJ Financial Group, Inc.	552,300	3,413,844
Mitsui & Co., Ltd.	81,600	2,215,051
Mitsui Chemicals, Inc.	9,400	236,312
Mitsui Fudosan Co., Ltd.	36,200	774,764
Mitsui OSK Lines, Ltd.	18,000	500,018
Mizuho Financial Group, Inc.	85,790	1,094,283
MonotaRO Co., Ltd.	8,000	171,699
MS&AD Insurance Group Holdings, Inc.	24,200	785,724
Murata Manufacturing Co., Ltd.	29,000	1,910,311
NEC Corporation	9,300	390,700
Nexon Co., Ltd.	24,400	583,739
Nidec Corporation	21,800	1,721,831
Nihon M&A Center, Inc.	11,800	165,058
Nintendo Co., Ltd.	5,400	2,725,715
Nippon Building Fund, Inc. REIT	69	391,425
NIPPON EXPRESS HOLDINGS, INC.	4,000	274,803
Nippon Paint Holdings Co., Ltd.	31,500	275,982
Nippon Prologis REIT, Inc.	121	353,302
Nippon Sanso Holdings Corporation	8,800	167,319
Nippon Shinyaku Co., Ltd.	9,600	652,706
Nippon Steel Corporation	37,900	668,732
Nippon Telegraph & Telephone Corporation	64,300	1,868,166
Nippon Yusen KK	8,500	743,533
Nissan Chemical Corporation	5,900	346,081
Nissan Motor Co., Ltd.*	112,800	501,207
Nisshin Seifun Group, Inc.	16,300	227,407
Nissin Foods Holdings Co., Ltd.	4,300	301,496

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nitori Holdings Co., Ltd.	4,000	$503,251
Nitto Denko Corporation	7,100	508,985
Nomura Holdings, Inc.	168,800	709,933
Nomura Real Estate Master Fund, Inc. REIT	184	243,231
Nomura Research Institute, Ltd.	18,157	592,414
NTT Data Corporation	31,300	615,116
Obayashi Corporation	26,400	193,769
Obic Co., Ltd.	3,600	539,197
Odakyu Electric Railway Co., Ltd.	16,900	280,113
Oji Holdings Corporation	31,000	153,797
Olympus Corporation	57,000	1,080,298
Omron Corporation	8,300	552,353
Ono Pharmaceutical Co., Ltd.	65,400	1,639,277
Oracle Corporation	700	48,508
Oriental Land Co., Ltd.	12,100	2,316,005
ORIX Corporation	63,200	1,259,738
Orix JREIT, Inc.	119	161,380
Osaka Gas Co., Ltd.	15,000	257,043
Otsuka Corporation	6,900	244,649
Otsuka Holdings Co., Ltd.	41,900	1,447,552
Pan Pacific International Holdings Corporation	27,100	433,614
Panasonic Corporation	118,600	1,151,853
Pola Orbis Holdings, Inc.	7,300	95,054
Rakuten Group, Inc.	37,400	294,066
Recruit Holdings Co., Ltd.	65,200	2,832,747
Renesas Electronics Corporation*	63,600	736,931
Resona Holdings, Inc.	66,200	281,968
Ricoh Co., Ltd.	26,200	226,886
Rohm Co., Ltd.	3,100	240,684
Ryohin Keikaku Co., Ltd.	12,000	139,191
Santen Pharmaceutical Co., Ltd.	55,200	551,914
SBI Holdings, Inc.	9,400	237,170
Secom Co., Ltd.	12,500	904,274
Seiko Epson Corporation	18,200	273,417
Sekisui House, Ltd.	33,600	649,930
Seven & i Holdings Co., Ltd.	38,600	1,840,340
SG Holdings Co., Ltd.	8,800	165,711
Sharp Corporation	9,500	88,677
Shimadzu Corporation	12,300	423,052
Shimano, Inc.	3,200	732,827
Shimizu Corporation	26,800	160,831
Shin-Etsu Chemical Co., Ltd.	18,700	2,841,153
Shionogi & Co., Ltd.	19,200	1,179,712
Shiseido Co., Ltd.	21,800	1,101,085
SMC Corporation	2,700	1,509,284
SoftBank Corporation	137,600	1,604,844
SoftBank Group Corporation	55,500	2,481,386
Sohgo Security Services Co., Ltd.	600	19,567
Sompo Holdings, Inc.	14,400	632,743
Sony Group Corporation	63,500	6,532,608
Square Enix Holdings Co., Ltd.	7,600	336,670
Subaru Corporation	32,200	511,432
SUMCO Corporation	15,200	248,747
Sumitomo Corporation	54,900	950,794
Sumitomo Dainippon Pharma Co., Ltd.	13,500	133,188
	Shares	Value
Sumitomo Electric Industries, Ltd.	36,000	$427,942
Sumitomo Metal Mining Co., Ltd.	10,900	552,233
Sumitomo Mitsui Financial Group, Inc.	58,300	1,841,603
Sumitomo Mitsui Trust Holdings, Inc.	14,800	481,661
Sumitomo Realty & Development Co., Ltd.	21,100	583,950
Suntory Beverage & Food, Ltd.	24,900	949,068
Suzuki Motor Corporation	11,100	380,399
Sysmex Corporation	7,300	528,721
T&D Holdings, Inc.	22,500	305,505
Taisho Pharmaceutical Holdings Co., Ltd.	15,300	710,251
Takeda Pharmaceutical Co., Ltd.	99,536	2,836,002
TDK Corporation	19,900	717,936
Terumo Corporation	35,100	1,062,074
TIS, Inc.	8,000	187,221
Tobu Railway Co., Ltd.	11,900	289,342
Toho Co., Ltd.	2,900	109,591
Tokio Marine Holdings, Inc.	31,100	1,809,810
Tokyo Electric Power Co. Holdings, Inc.*	56,100	185,185
Tokyo Electron, Ltd.	7,000	3,594,928
Tokyo Gas Co., Ltd.	21,300	389,944
Tokyu Corporation	16,400	212,772
TOPPAN, Inc.	15,000	264,599
Toray Industries, Inc.	89,700	466,401
Toshiba Corporation	17,900	680,083
Toyo Suisan Kaisha, Ltd.	4,200	150,285
Toyota Industries Corporation	8,800	606,966
Toyota Motor Corporation	537,080	9,687,852
Toyota Tsusho Corporation	7,800	320,127
Trend Micro, Inc.	4,300	251,112
Tsuruha Holdings, Inc.	1,900	120,647
Unicharm Corporation	25,000	898,147
Welcia Holdings Co., Ltd.	4,600	113,184
West Japan Railway Co.	9,300	385,353
Yakult Honsha Co., Ltd.	11,500	613,455
Yamaha Corporation	5,400	234,663
Yamaha Motor Co., Ltd.	14,300	320,516
Yamato Holdings Co., Ltd.	11,600	216,690
Yaskawa Electric Corporation	9,000	350,775
Z Holdings Corporation	129,000	557,679
ZOZO, Inc.	5,700	152,220
		172,003,608
Jersey — 0.8%
Ferguson PLC	12,836	1,739,020
Glencore PLC*	527,333	3,431,203
WPP PLC	75,700	990,769
		6,160,992
Netherlands — 5.5%
Adyen NV 144A*	927	1,836,104
Aegon NV	97,467	516,686
AerCap Holdings NV*	6,500	326,820
Airbus SE*	27,433	3,310,299
Akzo Nobel NV	7,083	608,588

	Shares	Value
ArcelorMittal SA	34,529	$1,106,106
Argenx SE*	3,299	1,032,163
ASM International NV	2,234	813,470
ASML Holding NV	20,800	13,899,015
CNH Industrial NV	43,467	684,639
Euronext NV 144A	4,841	439,794
EXOR NV	3,560	270,630
Ferrari NV	7,866	1,713,684
IMCD NV	2,480	423,069
ING Groep NV	182,403	1,904,458
InPost SA*	16,419	104,176
JDE Peet's NV	8,224	235,906
Just Eat Takeaway.com NV 144A*	6,526	218,868
Koninklijke Ahold Delhaize NV	58,297	1,875,153
Koninklijke DSM NV	9,411	1,683,569
Koninklijke KPN NV	184,467	640,097
Koninklijke Philips NV	45,034	1,373,253
NN Group NV	4,404	223,189
Prosus NV*	43,666	2,354,813
QIAGEN NV*	24,023	1,178,807
Randstad NV	7,963	479,014
Stellantis NV	98,407	1,593,158
STMicroelectronics NV	30,860	1,341,299
Universal Music Group NV	34,973	933,574
Wolters Kluwer NV	10,268	1,094,635
		44,215,036
New Zealand — 0.2%
Auckland International Airport, Ltd.*	11,623	62,888
Fisher & Paykel Healthcare Corporation, Ltd.	28,390	476,389
Ryman Healthcare, Ltd.	22,949	148,539
Spark New Zealand, Ltd.	145,344	459,960
Xero, Ltd.*	5,756	436,234
		1,584,010
Norway — 0.8%
Adevinta ASA*	16,796	153,334
DNB Bank ASA	42,506	961,016
Equinor ASA	43,834	1,636,615
Gjensidige Forsikring ASA	8,027	199,047
Mowi ASA	26,051	701,708
Norsk Hydro ASA	56,215	546,178
Orkla ASA	60,619	538,569
Schibsted ASA Class A	9,647	237,775
Telenor ASA	36,667	526,154
Yara International ASA	10,434	521,789
		6,022,185
Portugal — 0.2%
EDP - Energias de Portugal SA	154,225	759,078
Galp Energia SGPS SA	27,004	341,403
Jeronimo Martins SGPS SA	29,693	712,334
		1,812,815
Singapore — 1.1%
Ascendas REIT	157,957	340,370
CapitaLand Integrated Commercial Trust REIT	154,203	255,104
	Shares	Value
Capitaland Investment, Ltd.*	174,460	$511,181
DBS Group Holdings, Ltd.	87,460	2,291,646
Hongkong Land Holdings, Ltd.	52,200	255,044
Jardine Matheson Holdings, Ltd.	13,200	726,000
Mapletree Logistics Trust REIT	7,947	10,799
Oversea-Chinese Banking Corporation, Ltd.	124,940	1,133,438
Singapore Airlines, Ltd.*	134,450	541,858
Singapore Telecommunications, Ltd.	454,500	882,525
United Overseas Bank, Ltd.	56,959	1,332,727
UOL Group, Ltd.	7,561	39,149
Wilmar International, Ltd.	198,000	685,719
		9,005,560
Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	18,728	504,897
Aena SME SA 144A*	3,930	655,132
Amadeus IT Group SA*	22,411	1,457,121
Banco Bilbao Vizcaya Argentaria SA	319,952	1,826,904
Banco Santander SA	789,110	2,682,919
CaixaBank SA	185,397	628,845
Cellnex Telecom SA 144A*	23,609	1,136,169
EDP Renovaveis SA	12,583	323,518
Enagas SA	17,674	392,474
Endesa SA	13,556	295,570
Ferrovial SA	28,612	760,932
Grifols SA	31,106	564,595
Iberdrola SA	275,423	3,010,368
Industria de Diseno Textil SA	56,903	1,240,769
Naturgy Energy Group SA	23,280	697,457
Red Electrica Corporation SA	23,715	486,893
Repsol SA	42,415	555,603
Siemens Gamesa Renewable Energy SA*	6,866	120,424
Telefonica SA	281,234	1,362,933
		18,703,523
Sweden — 3.2%
Alfa Laval AB	14,717	506,227
Assa Abloy AB, B Shares	57,247	1,538,776
Atlas Copco AB, A Shares	28,714	1,490,428
Atlas Copco AB, B Shares	19,228	871,981
Boliden AB	9,794	494,060
Electrolux AB, B Shares	13,970	211,401
Embracer Group AB*	27,006	225,423
Epiroc AB, A Shares	31,158	666,434
Epiroc AB, B Shares	20,075	362,443
EQT AB	12,795	498,983
Essity AB, B Shares	53,660	1,266,324
Fastighets AB Balder, B Shares*	4,801	316,098
Getinge AB, B Shares	12,152	484,123
H & M Hennes & Mauritz AB, B Shares	42,435	569,802
Hexagon AB, B Shares	97,566	1,366,978
Husqvarna AB, B Shares	23,565	245,824
Industrivarden AB, A Shares	1,009	28,616
Industrivarden AB, C Shares	18,571	517,646

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Investment AB Latour, B Shares	9,171	$291,153
Investor AB, B Shares	120,422	2,616,558
Kinnevik AB, B Shares*	10,870	283,447
L E Lundbergforetagen AB, B Shares	5,888	298,830
Lifco AB, B Shares	16,505	418,989
Lundin Energy AB	8,084	339,319
Nibe Industrier AB, B Shares	74,413	824,835
Sagax AB, B Shares	11,741	356,281
Sandvik AB	51,379	1,091,436
Securitas AB, B Shares	14,981	169,006
Sinch AB 144A*	22,610	153,352
Skandinaviska Enskilda Banken AB, A Shares	79,780	862,490
Skanska AB, B Shares	13,311	297,796
SKF AB, B Shares	13,321	217,212
Svenska Cellulosa AB SCA, B Shares	26,301	510,704
Svenska Handelsbanken AB, A Shares	65,615	603,359
Swedbank AB, A Shares	41,659	622,204
Tele2 AB, B Shares	19,177	289,876
Telefonaktiebolaget LM Ericsson, B Shares	138,995	1,267,015
Telia Co AB	126,527	507,337
Volvo AB, B Shares	76,978	1,436,051
		25,118,817
Switzerland — 10.5%
ABB, Ltd.	68,606	2,225,628
Adecco Group AG	8,557	388,159
Alcon, Inc.	23,311	1,846,836
Bachem Holding AG	662	364,327
Barry Callebaut AG	219	513,435
Chocoladefabriken Lindt & Spruengli AG	40	476,077
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	12	1,451,501
Cie Financiere Richemont SA Class A	29,913	3,791,619
Coca-Cola HBC AG*	53,299	1,111,600
Credit Suisse Group AG	104,613	823,526
EMS-Chemie Holding AG	154	149,658
Geberit AG	1,584	976,467
Givaudan SA	437	1,806,093
Holcim, Ltd.*	1,494	72,566
Holcim, Ltd. (Swiss Exchange)*	13,262	645,021
Julius Baer Group, Ltd.	11,052	639,850
Kuehne + Nagel International AG	2,592	735,944
Logitech International SA	9,124	678,206
Nestle SA	144,472	18,784,056
Novartis AG	120,422	10,572,035
Partners Group Holding AG	915	1,132,955
Roche Holding AG	36,207	14,325,729
Roche Holding AG (Swiss Exchange)	3,949	1,727,100
Schindler Holding AG	2,186	468,394
SGS SA	175	486,525
Sika AG	6,515	2,155,513
Sonova Holding AG	2,443	1,020,535
Straumann Holding AG	637	1,017,090
Swatch Group AG (The)	3,611	1,023,805
Swiss Life Holding AG	1,166	747,180
Swiss Re AG	16,099	1,532,527
	Shares	Value
Swisscom AG	1,391	$835,722
Temenos AG	3,832	368,599
UBS Group AG	170,452	3,330,855
VAT Group AG 144A	1,112	423,382
Vifor Pharma AG*	6,734	1,200,613
Zurich Insurance Group AG	8,288	4,093,443
		83,942,571
United Kingdom — 13.6%
3i Group PLC	69,134	1,250,107
abrdn PLC	114,480	320,555
Admiral Group PLC	23,127	775,559
Anglo American PLC	71,836	3,732,770
Antofagasta PLC	23,560	511,934
Ashtead Group PLC	24,479	1,541,306
Associated British Foods PLC	22,791	495,092
Auto Trader Group PLC 144A	54,162	447,123
AVEVA Group PLC	8,238	263,127
Aviva PLC	324,454	1,919,766
BAE Systems PLC	224,084	2,104,475
Barclays PLC	1,028,179	1,993,101
Barratt Developments PLC	50,118	341,194
Berkeley Group Holdings PLC*	6,217	303,244
BP PLC	1,152,493	5,649,961
British Land Co. PLC (The) REIT	51,612	357,354
BT Group PLC	453,308	1,080,827
Bunzl PLC	26,142	1,013,816
Burberry Group PLC	30,456	664,845
Coca-Cola Europacific Partners PLC	21,997	1,069,274
Compass Group PLC	98,923	2,128,833
Croda International PLC	8,431	867,312
Experian PLC	53,919	2,077,263
Halma PLC	23,059	754,424
Hargreaves Lansdown PLC	23,678	312,096
Hikma Pharmaceuticals PLC	34,178	922,054
HSBC Holdings PLC	1,123,312	7,672,858
Informa PLC*	87,112	682,524
InterContinental Hotels Group PLC	14,742	997,070
Intertek Group PLC	8,134	554,883
J Sainsbury PLC	118,172	391,124
JD Sports Fashion PLC	159,615	307,565
Johnson Matthey PLC	13,222	323,367
Kingfisher PLC	108,273	361,377
Land Securities Group PLC REIT	42,490	435,939
Legal & General Group PLC	335,080	1,187,990
Lloyds Banking Group PLC	4,171,424	2,540,262
London Stock Exchange Group PLC	19,997	2,085,299
M&G PLC	308,841	889,874
Melrose Industries PLC	238,315	386,580
Mondi PLC	49,454	961,280
National Grid PLC	232,847	3,578,444
Natwest Group PLC	383,851	1,084,126
Next PLC	7,706	606,082
Ocado Group PLC*	22,804	348,209
Pearson PLC	41,042	402,418
Persimmon PLC	15,563	436,408
Phoenix Group Holdings PLC	46,052	368,964
Prudential PLC	141,564	2,089,948

	Shares	Value
Reckitt Benckiser Group PLC	46,291	$3,531,354
RELX PLC	107,525	3,345,937
Rentokil Initial PLC	101,023	695,895
Rio Tinto PLC	68,168	5,449,798
Rolls-Royce Holdings PLC*	419,124	551,147
Sage Group PLC (The)	68,811	630,494
Schroders PLC	6,913	291,103
Segro PLC REIT	114,300	2,009,286
Severn Trent PLC	25,238	1,017,199
Shell PLC	416,057	11,403,590
Smith & Nephew PLC	46,538	740,181
Smiths Group PLC	26,226	496,877
Spirax-Sarco Engineering PLC	6,430	1,051,181
SSE PLC	59,270	1,354,263
St. James’s Place PLC	37,454	706,135
Standard Chartered PLC (London Exchange)	191,722	1,272,653
Taylor Wimpey PLC	203,676	346,844
Tesco PLC	510,319	1,847,511
Unilever PLC	143,793	6,528,604
United Utilities Group PLC	72,451	1,066,879
Vodafone Group PLC	1,476,417	2,421,008
Whitbread PLC*	15,331	570,829
		108,918,771
Total Foreign Common Stocks (Cost $696,947,789)		766,526,470
FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische MotorenWerke AG
8.11%◊	6,364	492,943
	Shares	Value
Henkel AG & Co. KGaA
3.04%◊	8,912	$596,496
Porsche Automobil Holding SE
2.88%◊	6,508	626,031
Sartorius AG
0.31%◊	1,199	529,171
Volkswagen AG
4.72%◊	11,005	1,891,224
		4,135,865
Total Foreign Preferred Stocks (Cost $3,942,325)		4,135,865
MONEY MARKET FUNDS — 3.9%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	16,004,556	16,004,556
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	15,565,204	15,565,204
Total Money Market Funds (Cost $31,569,760)		31,569,760
TOTAL INVESTMENTS — 100.7% (Cost $736,077,476)		804,541,944
Liabilities in Excess of Other Assets — (0.7)%		(5,912,930)
NET ASSETS — 100.0%		$798,629,014
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2022	226	$24,231,720	$1,143,502
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.1%
Consumer Discretionary — 0.8%
Lululemon Athletica, Inc.*	16,500	$6,026,295
Trip.com Group, Ltd. ADR*	172,125	3,979,530
		10,005,825
Financials — 0.7%
Everest Re Group, Ltd.	29,777	8,974,192
Health Care — 1.1%
Mettler-Toledo International, Inc.*	4,200	5,767,398
ResMed, Inc.	31,400	7,614,814
		13,382,212
Information Technology — 0.5%
Cognizant Technology Solutions Corporation Class A	31,320	2,808,465
EPAM Systems, Inc.*	9,220	2,734,744
		5,543,209
Total Common Stocks (Cost $30,596,347)		37,905,438
FOREIGN COMMON STOCKS — 87.1%
Australia — 2.7%
Ampol, Ltd.	43,642	991,452
ASX, Ltd.‡‡	2,303	140,092
Aurizon Holdings, Ltd.	481,126	1,322,445
Australia & New Zealand Banking Group, Ltd.	44,047	902,567
BHP Group, Ltd.‡‡	64,195	2,474,556
BlueScope Steel, Ltd.‡‡	207,817	3,231,575
Brambles, Ltd.	252,409	1,862,688
carsales.com, Ltd.	17,841	276,202
Cochlear, Ltd.	1,249	208,534
Coles Group, Ltd.	35,308	471,907
CSL, Ltd.	40,867	8,158,791
Dexus REIT‡‡	55,775	455,273
Goodman Group REIT‡‡	50,048	850,642
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	104,984	404,956
Harvey Norman Holdings, Ltd.	341,839	1,362,236
Incitec Pivot, Ltd.	240,287	680,185
JB Hi-Fi, Ltd.	44,953	1,817,009
Magellan Financial Group, Ltd.	18,357	217,164
Mirvac Group REIT‡‡	355,598	659,370
NEXTDC, Ltd.*	8,700	74,951
Orica, Ltd.	170,218	2,025,246
Rio Tinto, Ltd.‡‡	4,796	428,763
Santos, Ltd.	15,116	87,640
Scentre Group REIT‡‡	186,809	424,740
Seven Group Holdings, Ltd.	8,366	132,092
Sonic Healthcare, Ltd.	25,640	676,954
South32, Ltd.	262,107	996,342
Stockland REIT‡‡	206,720	655,096
Suncorp Group, Ltd.	104,004	862,161
Telstra Corporation, Ltd.	28,813	85,127
Vicinity Centres REIT‡‡	336,787	467,344
Westpac Banking Corporation	5,572	100,667
	Shares	Value
Woodside Petroleum, Ltd.	6,369	$153,056
		33,657,823
Belgium — 0.1%
Ageas SA/NV	5,301	267,983
Etablissements Franz Colruyt NV	10,545	436,503
Groupe Bruxelles Lambert SA‡‡	415	42,943
KBC Group NV	3,973	285,060
Proximus SADP	29,987	558,399
Umicore SA	3,184	137,636
		1,728,524
Canada — 3.4%
Agnico Eagle Mines, Ltd.Δ	42,232	2,586,287
Canadian National Railway Co.	77,535	10,400,545
Canadian Pacific Railway, Ltd.Δ	110,120	9,089,305
Kinross Gold Corporation	576,399	3,384,209
Open Text Corporation	47,800	2,026,859
Restaurant Brands International, Inc.Δ	25,610	1,495,368
Shopify, Inc. Class A*	5,250	3,548,790
Toronto-Dominion Bank (The)	121,619	9,649,553
		42,180,916
China — 0.9%
Tencent Holdings, Ltd.	208,000	9,587,623
Vipshop Holdings, Ltd. ADR*	205,064	1,845,576
		11,433,199
Denmark — 0.9%
AP Moeller - Maersk A/S Class B	1,078	3,239,351
Danske Bank A/S	12,095	201,201
DSV A/S	26,500	5,078,874
Genmab A/S*	2,712	979,447
GN Store Nord A/S	6,971	341,693
H Lundbeck A/S	10,608	244,419
Pandora A/S‡‡	8,949	852,521
		10,937,506
Finland — 0.3%
Huhtamaki OYJ	6,780	235,865
Kone OYJ Class B	25,572	1,338,185
Neste OYJ	7,316	333,560
Nokia OYJ*	109,979	605,657
Nokian Renkaat OYJ	10,972	178,073
UPM-Kymmene OYJ	31,600	1,031,899
		3,723,239
France — 11.1%
Accor SA*	218,470	7,038,945
Air Liquide SA	54,636	9,558,236
AXA SA	215,835	6,318,425
BNP Paribas SA	88,892	5,079,704
Bureau Veritas SA	245,429	6,997,398
Capgemini SE	66,425	14,739,916
Danone SA	122,537	6,769,311
Edenred	9,000	445,004
Engie SA	330,421	4,344,046
Hermes International	7,175	10,155,116
L’Oreal SA	33,684	13,454,918

	Shares	Value
Publicis Groupe SA	41,656	$2,528,255
Sanofi	97,652	9,983,907
Schneider Electric SE	129,602	21,758,926
SCOR SE	99,344	3,194,451
TotalEnergies SEΔ	157,683	7,978,690
Valeo	107,061	1,977,520
Worldline SA 144A*	81,800	3,550,136
		135,872,904
Germany — 9.7%
adidas AG	22,932	5,343,754
Allianz SE	26,355	6,293,789
Aurubis AG	8,879	1,056,970
BASF SE	6,088	347,385
Bayerische Motoren Werke AG	66,249	5,725,079
Beiersdorf AG	91,880	9,652,361
Brenntag SE	6,763	545,311
Continental AG*	94,953	6,806,823
Covestro AG 144A	6,692	336,978
Daimler Truck Holding AG*	145,508	4,035,663
Deutsche Bank AG*	136,767	1,722,470
Deutsche Boerse AG	74,046	13,329,085
Deutsche Post AG	64,721	3,090,550
Freenet AG	14,266	381,772
Fresenius Medical Care AG & Co. KGaA	121,779	8,160,512
Fresenius SE & Co. KGaA‡‡	85,933	3,155,157
GEA Group AG	7,576	310,520
HelloFresh SE*	8,096	363,379
Henkel AG & Co. KGaA	34,400	2,270,560
HOCHTIEF AG	3,541	238,531
Mercedes-Benz Group AG	77,573	5,444,815
METRO AG*	70,956	628,907
ProSiebenSat.1 Media SE	52,934	674,258
Rheinmetall AG	7,600	1,606,401
RWE AG‡‡	4,397	191,456
SAP SE	201,307	22,310,483
Siemens AG	66,946	9,269,835
Siemens Energy AG	79,654	1,812,187
Telefonica Deutschland Holding AG	91,860	249,840
thyssenkrupp AG*	305,284	2,609,392
Uniper SE	14,187	366,510
United Internet AG	2,292	78,657
Vitesco Technologies Group AG*	3,053	121,113
Vonovia SE	8,154	380,061
Wacker Chemie AG	1,834	312,145
		119,222,709
Hong Kong — 3.0%
AIA Group, Ltd.	1,648,126	17,209,543
Alibaba Group Holding, Ltd.*	515,359	7,032,956
Baidu, Inc. Class A*	287,887	5,080,825
JD.com, Inc. Class A*	9,619	273,323
Li Ning Co., Ltd.	390,000	3,311,629
Shenzhou International Group Holdings, Ltd.	200,600	2,648,326
Trip.com Group, Ltd.*	30,900	721,389
		36,277,991
	Shares	Value
India — 1.1%
Axis Bank, Ltd.*	181,318	$1,805,181
HDFC Bank, Ltd.	429,350	8,269,207
HDFC Bank, Ltd. ADR	53,627	3,288,944
		13,363,332
Indonesia — 0.0%
PT Bank Mandiri Persero Tbk	402,300	220,647
Ireland — 5.0%
Accenture PLC Class A	21,100	7,115,553
Aon PLC Class A	38,990	12,696,314
CRH PLC	30,030	1,197,751
ICON PLC*	24,500	5,958,890
Linde PLC	5,422	1,730,119
Medtronic PLC	92,557	10,269,199
Ryanair Holdings PLC ADR*	74,875	6,523,110
STERIS PLC	23,200	5,609,064
Willis Towers Watson PLC	43,284	10,224,546
		61,324,546
Israel — 0.6%
Check Point Software Technologies, Ltd.*	54,787	7,574,851
Italy — 0.9%
Atlantia SpA*	3,435	71,422
Azimut Holding SpA	3,677	85,246
Banco BPM SpA	71,752	211,357
Buzzi Unicem SpA	68,888	1,274,784
Enel SpA	84,498	564,172
Hera SpA	35,624	131,244
Intesa Sanpaolo SpA	2,329,737	5,332,257
Italgas SpA	88,617	568,519
Leonardo SpA*	79,134	786,368
Mediobanca Banca di Credito Finanziario SpA	30,399	307,197
Prysmian SpA	10,942	371,330
Recordati Industria Chimica e Farmaceutica SpA	3,373	169,120
Telecom Italia SpA	121,188	44,492
UniCredit SpA	31,050	334,960
Unipol Gruppo SpA	145,322	797,088
		11,049,556
Japan — 13.8%
Advantest Corporation	6,900	538,710
Aeon Co., Ltd.	8,000	170,580
Aisin Corporation	20,900	714,313
Ajinomoto Co., Inc.	7,400	210,032
Alfresa Holdings Corporation	13,900	192,677
Amada Co., Ltd.	25,900	227,704
Asics Corporation	9,400	181,390
Bandai Namco Holdings, Inc.	2,600	197,157
Bridgestone CorporationΔ	6,000	232,895
Brother Industries, Ltd.‡‡	52,000	945,642
Canon, Inc.Δ	9,600	233,990
Central Japan Railway Co.	700	91,275
Chugai Pharmaceutical Co., Ltd.	4,100	136,811
Concordia Financial Group, Ltd.	36,600	136,213

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CyberAgent, Inc.	22,700	$280,904
Dai Nippon Printing Co., Ltd.	2,800	65,646
Dai-ichi Life Holdings, Inc.	43,000	873,794
Daiichi Sankyo Co., Ltd.	14,500	316,636
Daikin Industries, Ltd.	53,900	9,788,453
Daito Trust Construction Co., Ltd.‡‡	79,133	8,399,529
Daiwa House Industry Co., Ltd.‡‡	16,900	440,561
DeNA Co., Ltd.	2,900	44,054
Denso Corporation	3,600	229,680
Disco Corporation	600	167,782
East Japan Railway Co.	2,900	167,845
Eisai Co., Ltd.	4,300	199,213
ENEOS Holdings, Inc.	368,000	1,375,851
FANUC Corporation	1,400	245,714
Fast Retailing Co., Ltd.	400	205,063
Food & Life Cos., Ltd.	14,000	390,488
Fuji Electric Co., Ltd.Δ	3,200	159,491
FUJIFILM Holdings Corporation	2,600	158,704
Fujitsu, Ltd.‡‡	7,600	1,138,676
Fukuoka Financial Group, Inc.	10,900	210,326
GMO Payment Gateway, Inc.	500	50,938
Hakuhodo DY Holdings, Inc.	8,900	111,722
Hankyu Hanshin Holdings, Inc.	5,600	161,850
Haseko Corporation‡‡	29,300	336,534
Hirose Electric Co., Ltd.	1,400	202,936
Hitachi Transport System, Ltd.	9,600	526,688
Hitachi, Ltd.‡‡	10,200	510,451
Honda Motor Co., Ltd.	28,700	813,526
Hoya Corporation‡‡	86,700	9,880,149
Ibiden Co., Ltd.	2,900	141,381
Iida Group Holdings Co., Ltd.	19,400	334,474
Inpex CorporationΔ	43,300	509,093
Ito En, Ltd.	2,500	122,715
ITOCHU CorporationΔ	7,100	240,164
Japan Airlines Co., Ltd.*	3,600	67,116
Japan Exchange Group, Inc.	243,421	4,519,819
Japan Metropolitan Fund Invest REIT	166	140,071
Japan Post Holdings Co., Ltd.	51,300	376,760
Japan Post Insurance Co., Ltd.	67,200	1,170,299
Japan Real Estate Investment Corporation REITΔ	49	256,643
JFE Holdings, Inc.	14,400	201,516
JSR Corporation	4,800	141,350
JTEKT Corporation	30,000	234,710
Kajima Corporation	82,400	1,002,537
Kamigumi Co., Ltd.	36,800	660,582
Kao CorporationΔ	3,300	134,741
KDDI CorporationΔ	9,600	314,752
Keyence Corporation	12,700	5,889,023
Kinden Corporation	67,100	864,807
Kintetsu Group Holdings Co., Ltd.	5,200	148,850
Komatsu, Ltd.	62,000	1,489,582
Kubota CorporationΔ	264,772	4,962,956
KuritaWater Industries, Ltd.	3,300	121,806
Kyocera Corporation	7,800	436,484
Kyushu Electric Power Co., Inc.	23,600	158,012
Lasertec Corporation	28,900	4,807,922
Lixil Corporation	6,800	126,587
	Shares	Value
M3, Inc.	3,100	$111,960
Mabuchi Motor Co., Ltd.	6,200	193,006
Makita Corporation	143,273	4,584,248
Marubeni Corporation	153,300	1,780,152
Mazda Motor Corporation	81,500	599,074
Medipal Holdings Corporation	3,700	60,880
MISUMI Group, Inc.	5,400	160,762
Mitsubishi Chemical Holdings Corporation	23,700	157,622
Mitsubishi Corporation	12,100	454,074
Mitsubishi Electric Corporation	41,000	470,223
Mitsubishi Estate Co., Ltd.‡‡	35,400	527,122
Mitsubishi HC Capital, Inc.	42,100	195,618
Mitsubishi Heavy Industries, Ltd.	16,500	541,631
Mitsubishi UFJ Financial Group, Inc.Δ	111,200	687,343
Mitsui & Co., Ltd.Δ	39,000	1,058,664
Mitsui Chemicals, Inc.	8,600	216,200
Mitsui Fudosan Co., Ltd.‡‡	27,900	597,125
Mitsui OSK Lines, Ltd.	6,900	191,674
Mizuho Financial Group, Inc.	276,900	3,531,962
Murata Manufacturing Co., Ltd.	8,900	586,268
Nabtesco Corporation	10,000	264,026
NEC Corporation	3,600	151,238
Nexon Co., Ltd.	5,700	136,365
NGK Insulators, Ltd.	8,200	116,973
NGK Spark Plug Co., Ltd.	54,900	883,940
NH Foods, Ltd.	7,200	244,556
Nidec Corporation	2,100	165,864
Nihon M&A Center, Inc.	8,000	111,904
Nihon Unisys, Ltd.	40,900	1,037,656
Nikon Corporation	10,100	107,848
Nintendo Co., Ltd.	10,401	5,250,030
Nippon Building Fund, Inc. REIT	16	90,765
NIPPON EXPRESS HOLDINGS, INC.	3,800	261,063
Nippon Steel Corporation	110,500	1,949,734
Nippon Telegraph & Telephone Corporation	56,200	1,632,830
Nippon Yusen KK	4,000	349,898
Nisshin Seifun Group, Inc.	10,100	140,908
Nitori Holdings Co., Ltd.	1,000	125,813
Nitto Denko Corporation‡‡	19,200	1,376,411
NOF Corporation	2,700	110,320
Nomura Holdings, Inc.	230,700	970,270
NS Solutions Corporation	15,900	476,487
Obayashi Corporation	144,900	1,063,527
Obic Co., Ltd.	1,200	179,732
Olympus Corporation	7,800	147,830
Omron Corporation	2,600	173,026
Ono Pharmaceutical Co., Ltd.	11,500	288,252
Oriental Land Co., Ltd.	1,400	267,967
ORIX Corporation	34,900	695,646
Osaka Gas Co., Ltd.	10,900	186,784
Otsuka Holdings Co., Ltd.	5,900	203,832
Panasonic Corporation	92,200	895,454
Persol Holdings Co., Ltd.	3,100	69,460
Recruit Holdings Co., Ltd.	23,900	1,038,384

	Shares	Value
Renesas Electronics Corporation*	82,200	$952,449
Resona Holdings, Inc.‡‡	280,100	1,193,041
Ricoh Co., Ltd.	31,400	271,917
Rohm Co., Ltd.	2,800	217,392
Rohto Pharmaceutical Co., Ltd.	8,400	253,566
Sankyu, Inc.	8,300	270,532
Santen Pharmaceutical Co., Ltd.	12,600	125,980
SCREEN Holdings Co., Ltd.	9,600	956,882
SCSK Corporation	13,500	230,858
Secom Co., Ltd.	2,100	151,918
Sekisui Chemical Co., Ltd.	9,600	137,557
Sekisui House, Ltd.	176,608	3,416,158
Seven & i Holdings Co., Ltd.	13,900	662,713
Shimamura Co., Ltd.	18,200	1,617,595
Shimano, Inc.	800	183,207
Shimizu Corporation	75,000	450,087
Shin-Etsu Chemical Co., Ltd.	2,600	395,027
Shinko Electric Industries Co., Ltd.	3,100	145,825
Shionogi & Co., Ltd.	300	18,433
Shiseido Co., Ltd.	3,500	176,780
SMC Corporation	14,600	8,161,314
SoftBank Corporation	24,300	283,414
SoftBank Group Corporation	21,100	943,374
Sojitz Corporation‡‡	61,760	1,015,721
Sompo Holdings, Inc.	1,600	70,305
Sony Group CorporationΔ	9,000	925,881
Stanley Electric Co., Ltd.	5,500	103,990
Subaru Corporation	52,000	825,916
SUMCO Corporation	5,200	85,098
Sumitomo Corporation	59,100	1,023,533
Sumitomo Dainippon Pharma Co., Ltd.	9,600	94,711
Sumitomo Electric Industries, Ltd.	13,500	160,478
Sumitomo Forestry Co., Ltd.	29,200	514,515
Sumitomo Heavy Industries, Ltd.	19,900	456,027
Sumitomo Metal Mining Co., Ltd.	2,300	116,526
Sumitomo Mitsui Financial Group, Inc.Δ	41,200	1,301,441
Sumitomo Mitsui Trust Holdings, Inc.	202,700	6,596,798
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	166,052
Sundrug Co., Ltd.	7,200	175,359
Suzuken Co., Ltd.	11,800	349,538
Suzuki Motor Corporation	3,000	102,811
Sysmex Corporation	2,000	144,855
T&D Holdings, Inc.	11,600	157,505
Taiheiyo Cement Corporation	11,700	192,796
Taisei Corporation	26,500	765,031
Takeda Pharmaceutical Co., Ltd.	14,700	418,836
TDK Corporation	5,300	191,209
Terumo Corporation	185,600	5,615,980
Tokio Marine Holdings, Inc.Δ	130,936	7,619,592
Tokyo Electric Power Co. Holdings, Inc.*	435,800	1,438,570
Tokyo Electron, Ltd.‡‡	2,500	1,283,903
Tokyu Corporation	12,200	158,282
Toshiba Corporation	4,200	159,573
	Shares	Value
Tosoh Corporation	13,800	$203,957
Toyo Suisan Kaisha, Ltd.	7,400	264,788
Toyota Boshoku Corporation	57,300	931,743
Toyota Motor Corporation	153,500	2,768,834
Toyota Tsusho Corporation	15,600	640,254
Trend Micro, Inc.	4,500	262,792
Unicharm Corporation	3,100	111,370
USS Co., Ltd.	8,600	144,511
Yakult Honsha Co., Ltd.	3,000	160,032
Yamada Holdings Co., Ltd.	335,900	1,044,274
Yamaha Motor Co., Ltd.	6,700	150,172
Yamato Holdings Co., Ltd.	20,700	386,680
Z Holdings Corporation	24,300	105,051
		169,729,055
Jersey — 0.5%
Glencore PLC*	700,465	4,557,723
WPP PLC	105,298	1,378,150
		5,935,873
Mexico — 0.2%
Grupo Televisa SAB SA ADR	167,600	1,960,920
Netherlands — 5.3%
Adyen NV 144A*	2,025	4,010,907
Aegon NV	97,178	515,154
Akzo Nobel NV	61,702	5,301,580
ArcelorMittal SA	44,843	1,436,506
ASM International NV	12,350	4,497,027
ASML Holding NV	17,683	11,812,869
ASR Nederland NV‡‡	12,165	567,934
CNH Industrial NV	237,489	3,740,638
Euronext NV 144A	91,437	8,306,842
EXOR NV	44,923	3,415,033
Ferrari NVΔ	27,500	5,991,141
ING Groep NV‡‡	48,701	508,484
Iveco Group NV*	23,549	155,004
Just Eat Takeaway.com NV 144A*	2,119	71,067
Koninklijke Ahold Delhaize NV‡‡	114,298	3,676,454
Koninklijke Philips NV	144,547	4,407,773
NN Group NV	17,200	871,675
OCI NV*	1,876	66,231
Prosus NV*	74,322	4,008,026
QIAGEN NV*	8,655	424,700
Signify NV 144A	6,670	310,271
Stellantis NV	72,728	1,177,429
Universal Music Group NV	9,145	244,118
		65,516,863
Nigeria — 0.0%
Afriland Properties PLCΨ†††	364,373	—
Norway — 0.3%
DNB Bank ASA	15,435	348,969
Equinor ASA	18,703	698,308
Leroy Seafood Group ASA	30,165	276,695
Orkla ASA	59,890	532,092
Telenor ASA	19,130	274,507

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Yara International ASA	22,189	$1,109,639
		3,240,210
Portugal — 0.5%
Galp Energia SGPS SA	442,155	5,590,027
Singapore — 0.7%
Ascendas REIT‡‡	158,700	341,971
CapitaLand Integrated Commercial Trust REIT‡‡	233,640	386,520
Mapletree Commercial Trust REIT	136,500	189,914
Singapore Exchange, Ltd.‡‡Δ	999,132	7,322,088
		8,240,493
South Korea — 1.2%
KB Financial Group, Inc.	161,803	8,108,581
NAVER Corporation	9,345	2,597,247
Samsung Electronics Co., Ltd. GDR	2,823	3,979,112
		14,684,940
Spain — 1.6%
Aena SME SA 144A*	35,383	5,898,358
Amadeus IT Group SA*	203,431	13,226,698
		19,125,056
Sweden — 2.1%
Assa Abloy AB, B Shares	120,363	3,235,308
Atlas Copco AB, A Shares	58,000	3,010,546
Atlas Copco AB, B Shares	6,930	314,272
Electrolux AB, B Shares	65,407	989,772
Getinge AB, B Shares	11,965	476,673
H & M Hennes & Mauritz AB, B SharesΔ	189,941	2,550,460
Husqvarna AB, B Shares	53,640	559,558
Investor AB, B Shares‡‡	22,531	489,559
Lifco AB, B Shares	13,097	332,475
Saab AB, B Shares	49,705	1,795,328
Skanska AB, B Shares	11,709	261,956
SKF AB, B SharesΔ	164,477	2,681,956
SSAB AB, A Shares*	38,176	265,260
SSAB AB, B Shares*	146,564	975,906
Svenska Handelsbanken AB, A Shares	275,573	2,534,016
Swedbank AB, A Shares	37,171	555,173
Tele2 AB, B Shares	16,980	256,666
Telefonaktiebolaget LM Ericsson, B Shares‡‡	158,892	1,448,387
Trelleborg AB, B Shares	15,718	363,909
Volvo AB, B Shares	125,098	2,333,747
		25,430,927
Switzerland — 13.3%
ABB, Ltd.	3,345	108,514
Adecco Group AG‡‡	24,589	1,115,395
Alcon, Inc.	76,300	6,044,939
Baloise Holding AG	6,266	1,119,087
BKW AG	8,890	1,113,493
Bucher Industries AG	279	112,774
Chubb, Ltd.	46,410	9,927,099
Cie Financiere Richemont SA Class A	5,430	688,279
Credit Suisse Group AGΔ	654,519	5,152,449
	Shares	Value
DKSH Holding AG	12,853	$1,082,507
dormakaba Holding AG	502	257,484
Galenica AG 144A	6,552	504,414
Georg Fischer AG	152	181,620
Holcim, Ltd. (Swiss Exchange)‡‡*	109,120	5,307,245
Julius Baer Group, Ltd.	139,787	8,092,900
Kuehne + Nagel International AG	652	185,122
Nestle SA‡‡	231,734	30,129,745
Novartis AG‡‡	288,490	25,326,986
OC Oerlikon Corporation AG	62,835	500,729
Roche Holding AG‡‡	63,493	25,121,759
Sika AG	43,428	14,368,321
Swatch Group AG (The)Δ	4,900	1,389,267
Swiss Life Holding AG	456	292,208
Swiss Re AG	5,901	561,740
Temenos AG	11,311	1,088,002
UBS Group AG	675,447	13,199,118
VAT Group AG 144A	172	65,487
Zurich Insurance Group AGΔ	20,747	10,246,942
		163,283,625
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,137	16,591,624
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	—
United Kingdom — 6.6%
Atlassian Corporation PLC Class A*	13,000	3,819,790
BP PLC ADRΔ	171,172	5,032,457
Compass Group PLC	477,342	10,272,446
Experian PLC	443,501	17,086,155
Informa PLC*	214,500	1,680,612
Liberty Global PLC Class A*	352,663	8,996,433
Lloyds Banking Group PLC‡‡	15,134,841	9,216,629
NatWest Group PLC	428,950	1,211,501
Prudential PLC	149,700	2,210,062
Reckitt Benckiser Group PLC	84,488	6,445,249
Rolls-Royce Holdings PLCΔ*	492,038	647,029
Schroders PLC	64,418	2,712,607
Smiths Group PLC	238,276	4,514,369
Vodafone Group PLC ADRΔ	396,935	6,597,060
		80,442,399
Total Foreign Common Stocks (Cost $983,522,942)		1,068,339,755
FOREIGN PREFERRED STOCKS — 0.7%
Germany — 0.5%
FUCHS PETROLUB SE
3.14%◊	1,804	65,452
Henkel AG & Co. KGaA
3.04%◊	82,914	5,549,580
Porsche Automobil Holding SE
2.88%‡‡◊	2,638	253,760

	Shares	Value
Volkswagen AG
4.72%◊	3,249	$558,345
		6,427,137
South Korea — 0.2%
Samsung Electronics Co., Ltd.
2.31% 03/29/18◊	44,100	2,285,062
Total Foreign Preferred Stocks (Cost $11,934,968)		8,712,199
MONEY MARKET FUNDS — 7.4%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	76,156,984	76,156,984
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	14,001,230	14,001,230
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	72,007	72,007
Total Money Market Funds (Cost $90,230,221)		90,230,221
TOTAL INVESTMENTS — 98.3% (Cost $1,116,284,478)		1,205,187,613
	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
United Kingdom — (0.1)%
Ocado Group PLC* (Proceeds $(803,637))	(47,886)	$(731,202)
TOTAL SECURITIES SOLD SHORT — (0.1)% (Proceeds $(803,637))		(731,202)
Other Assets in Excess of Liabilities — 1.8%		22,305,641
NET ASSETS — 100.0%		$1,226,762,052
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	04/2022	53	$8,489,922	$343,665
CAC40 10 Euro	04/2022	241	17,749,311	691,131
IBEX 35 Index	04/2022	(11)	(1,024,110)	(29,065)
OMXS30 Index	04/2022	(41)	(909,183)	(8,858)
Hang Seng Index	04/2022	(39)	(5,474,129)	(69,599)
MSCI Singapore Index	04/2022	106	2,618,814	27,176
Topix Index®	06/2022	174	27,820,848	2,324,100
ASX SPI 200 Index	06/2022	(10)	(1,399,134)	2,686
S&P/TSX 60 Index	06/2022	(24)	(5,057,057)	(100,664)
DAX Index	06/2022	(18)	(7,184,928)	37,471
FTSE 100 Index	06/2022	11	1,081,738	(4,665)
FTSE/MIB Index	06/2022	59	7,964,746	419,856
MSCI EAFE Index	06/2022	101	10,829,220	248,444
Total Futures Contracts outstanding at March 31, 2022			$55,506,058	$3,881,678
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	U.S. Dollars	27,437,478	Japanese Yen	3,199,062,000	CITI	$1,104,316
06/15/22	Australian Dollars	41,653,000	U.S. Dollars	30,231,047	CITI	980,070
06/15/22	Swedish Kronor	257,676,500	U.S. Dollars	26,974,644	CITI	485,781
06/15/22	Canadian Dollars	20,850,000	U.S. Dollars	16,395,965	CITI	278,754
06/15/22	Norwegian Kroner	120,779,000	U.S. Dollars	13,480,628	CITI	231,724
06/15/22	U.S. Dollars	14,527,782	Euro	12,963,000	CITI	144,051

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	Euro	9,882,000	U.S. Dollars	10,882,729	CITI	$82,328
06/15/22	U.S. Dollars	16,487,666	British Pounds	12,497,000	CITI	75,655
06/15/22	U.S. Dollars	13,546,338	Swiss Francs	12,431,000	CITI	48,222
06/15/22	Israeli Shekels	6,237,000	U.S. Dollars	1,934,407	CITI	24,811
06/15/22	U.S. Dollars	1,137,705	Danish Kroner	7,470,000	CITI	23,455
06/15/22	U.S. Dollars	1,613,902	Swedish Kronor	15,003,000	CITI	15,042
06/15/22	Danish Kroner	6,267,000	U.S. Dollars	924,767	CITI	10,041
06/15/22	U.S. Dollars	2,881,418	Swiss Francs	2,646,000	NT	8,277
06/15/22	U.S. Dollars	1,873,210	Hong Kong Dollars	14,627,000	CITI	3,769
06/15/22	British Pounds	534,000	U.S. Dollars	699,494	CITI	1,796
06/15/22	Singapore Dollars	829,000	U.S. Dollars	610,292	CITI	1,362
06/15/22	U.S. Dollars	179,317	Singapore Dollars	242,000	CITI	764
Subtotal Appreciation						$3,520,218
06/15/22	Canadian Dollars	384,000	U.S. Dollars	307,180	CITI	$(77)
06/15/22	Norwegian Kroner	687,000	U.S. Dollars	78,175	CITI	(178)
06/15/22	U.S. Dollars	102,738	Swiss Francs	95,000	CITI	(416)
06/15/22	Swiss Francs	636,000	U.S. Dollars	691,156	NT	(560)
06/15/22	U.S. Dollars	184,519	Singapore Dollars	251,000	CITI	(673)
06/15/22	U.S. Dollars	270,869	Israeli Shekels	874,000	CITI	(3,679)
06/15/22	U.S. Dollars	798,986	Danish Kroner	5,390,000	CITI	(5,004)
06/15/22	New Zealand Dollars	4,249,000	U.S. Dollars	2,949,352	CITI	(8,514)
06/15/22	Singapore Dollars	3,100,000	U.S. Dollars	2,296,001	CITI	(8,753)
06/15/22	Swiss Francs	1,540,000	U.S. Dollars	1,685,057	CITI	(12,860)
06/15/22	Hong Kong Dollars	68,866,987	U.S. Dollars	8,822,676	CITI	(20,962)
06/15/22	Danish Kroner	7,804,000	U.S. Dollars	1,186,221	CITI	(22,150)
06/15/22	Australian Dollars	7,821,000	U.S. Dollars	5,885,252	CITI	(24,878)
06/15/22	U.S. Dollars	12,118,570	British Pounds	9,257,000	CITI	(38,428)
06/15/22	Swedish Kronor	156,457,500	U.S. Dollars	16,768,960	CITI	(95,381)
06/15/22	U.S. Dollars	17,155,400	Euro	15,588,000	CITI	(141,028)
06/15/22	U.S. Dollars	21,621,477	Japanese Yen	2,644,922,000	CITI	(150,268)
06/15/22	U.S. Dollars	13,423,409	Norwegian Kroner	119,660,000	CITI	(161,900)
06/15/22	U.S. Dollars	10,309,430	Canadian Dollars	13,133,000	CITI	(193,645)
06/15/22	U.S. Dollars	6,746,045	Australian Dollars	9,374,000	CITI	(278,012)
06/15/22	U.S. Dollars	21,755,487	New Zealand Dollars	32,480,000	CITI	(724,725)
06/15/22	U.S. Dollars	26,691,993	Swedish Kronor	257,359,000	CITI	(734,598)
06/15/22	Euro	44,091,000	U.S. Dollars	49,699,463	CITI	(776,135)
06/15/22	British Pounds	28,597,000	U.S. Dollars	38,553,983	CITI	(998,229)
06/15/22	Japanese Yen	4,496,328,000	U.S. Dollars	38,929,496	CITI	(1,917,854)
Subtotal Depreciation						$(6,318,907)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$(2,798,689)
Swap Agreements outstanding at March 31, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	4/29/2022	GSC	ILS	5,255,328	$12,604	$—	$12,604
Financing Index: Bank of Japan Unsecured Overnight Call Rate + 0.00%	MSCI Japan Net Return JPY Index (Monthly)	6/15/2022	GSC	JPY	54,763,306	33,415	—	33,415

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: Euro Short Term Rate - 0.31%	MSCI Netherlands Net Return EUR Index (Monthly)	6/15/2022	GSC	EUR	85,269	$7,639	$—	$7,639
Financing Index: Euro Short Term Rate - 0.81%	MSCI Italy Net Return EUR Index (Monthly)	6/15/2022	GSC	EUR	1,984,292	183,416	—	183,416
Financing Index: Overnight Bank Funding Rate - 0.10%	MSCI Daily TR Net Israel Index (Monthly)	6/15/2022	JPM	USD	48,201	3,229	—	3,229
Subtotal Appreciation						$240,303	$ —	$240,303
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.89%	6/15/2022	GSC	EUR	1,344,726	$(68,072)	$—	$(68,072)
MSCI Sweden Net Return SEK Index (Monthly)	Financing Index: 1-Month STIBOR - 0.34%	6/15/2022	GSC	SEK	4,151,506	(12,181)	—	(12,181)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight - 1.15%	6/15/2022	GSC	CHF	938,834	(69,339)	—	(69,339)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	6/17/2022	CITI	CHF	15,162,840	(744,547)	—	(744,547)
Subtotal Depreciation						$(894,139)	$ —	$(894,139)
Net Total Return Swaps outstanding at March 31, 2022						$(653,836)	$ —	$(653,836)
Total Return Basket Swap Agreements outstanding at March 31, 2022:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	44-59 months maturity ranging from 08/08/2025 - 02/17/2027	GSC	$12,163,199	$162,695	$—	$162,695
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread(-.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	41-60 months maturity ranging from 08/08/2025 - 03/17/2027	GSC	53,542,016	456,498	—	456,498
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).**	41-60 months maturity ranging from 08/08/2025 - 03/17/2027	GSC	31,578,562	1,285,397	—	1,285,397
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread (.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	41-57 months maturity ranging from 08/08/2025 - 12/16/2026	GSC	53,527,470	400,364	—	400,364

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	41-59 months maturity ranging from 08/08/2025 - 02/17/2027	GSC	$9,131,541	$128,711	$—	$128,711
Subtotal Appreciation				$2,433,665	$ —	$2,433,665

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Repsol SA	248,417	$2,941,527	$50,795	11.13%
Orange SA	226,054	2,419,682	57,494	12.59
Unibail-Rodamco-Westfield REIT	(33,054)	2,238,179	(326,283)	(71.47)
SEB SA	16,381	2,065,091	97,637	21.39
Aeroports de Paris	(14,050)	1,899,220	(222,802)	(48.81)
Publicis Groupe SA	29,053	1,593,973	28,095	6.15
STMicroelectronics NV	40,085	1,574,919	149,588	32.77
Cie de St-Gobain	28,583	1,537,356	(35,867)	(7.86)
Telefonica SA	348,040	1,524,693	158,637	34.75
Amadeus IT Group SA	(24,138)	1,418,673	(132,971)	(29.13)
TotalEnergies SE	27,777	1,270,512	11,426	2.50
Thales SA	10,791	1,221,621	28,979	6.35
Atos SE	45,465	1,122,252	(65,370)	(14.32)
Iberdrola SA	112,716	1,113,658	10,224	2.24
Rexel SA	57,108	1,102,040	87,861	19.25
Ferrari NV	(5,549)	1,092,794	(118,134)	(25.88)
Cellnex Telecom SA	(24,724)	1,075,551	(43,580)	(9.55)
Endesa SA	53,067	1,045,924	55,061	12.06
Argenx SE	(3,686)	1,042,480	(124,578)	(27.29)
Electricite de France SA	116,573	989,087	28,913	6.33
Sanofi	10,559	975,863	(21,642)	(4.74)
Eutelsat Communications SA	93,837	921,438	68,226	14.95
Ipsen SA	8,074	913,592	106,921	23.42
Delivery Hero SE	(21,902)	862,891	141,259	30.94
Carrefour SA	43,592	857,539	101,517	22.24
Accor SA	(26,159)	761,875	(61,290)	(13.43)
BNP Paribas SA	13,946	720,397	3,788	0.83
Mapfre SA	366,008	692,018	60,547	13.26
Airbus SE	6,325	689,924	41,686	9.13
Banco Santander SA	216,481	665,329	43,444	9.52
Rubis	23,901	635,046	(8,338)	(1.83)
Bouygues SA	19,899	627,847	(936)	(0.20)
Sodexo SA	8,404	618,200	21,788	4.77
Enagas SA	30,225	606,721	(1,433)	(0.31)
CTS Eventim AG & Co. KGaA	(9,635)	591,533	(62,261)	(13.64)
Ferrovial SA	(23,708)	569,953	3,348	0.73
Casino Guichard Perrachon SA	32,514	541,127	71,596	15.68
Fresenius Medical Care AG & Co. KGaA	(8,767)	531,059	(31,644)	(6.93)
Faurecia SE (Euronext Paris Exchange)	(22,220)	522,409	63,579	13.93
Cie Generale des Etablissements Michelin SCA	4,181	512,172	35,480	7.77
Eurofins Scientific SE	5,574	498,437	30,813	6.75
Fraport AG Frankfurt Airport Services Worldwide	(9,257)	463,862	21,354	4.68
Rational AG	(735)	457,592	4,453	0.98
ACS Actividades de Construccion y Servicios SA	(18,644)	454,357	(34,468)	(7.55)
Acerinox SA	43,440	430,111	8,796	1.93
Alstom SA	(20,133)	425,844	(10,727)	(2.35)
Siemens Gamesa Renewable Energy SA	(26,696)	423,257	97,191	21.29
Societe BIC SA	9,257	422,773	3,880	0.85
Kering SA	653	372,662	(7,226)	(1.58)
SES SA	40,673	335,760	44,205	9.68
Other	331,056	5,151,196	27,467	6.03
		$53,542,016	$456,498	100.00%

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	137,728	$2,873,600	$198,042	15.41%
Rio Tinto PLC	42,667	2,596,643	346,628	26.97
Tesco PLC	638,365	1,759,279	7,063	0.55
HSBC Holdings PLC	319,624	1,661,944	186,414	14.50
BP PLC	429,349	1,602,278	30,905	2.40
Man Group PLC	597,831	1,388,772	267,871	20.84
Aviva PLC	235,201	1,059,387	142,524	11.09
Ocado Group PLC	(86,491)	1,005,356	14,596	1.14
Inchcape PLC	126,466	842,386	(52,713)	(4.10)
M&G PLC	358,172	785,607	60,864	4.74
Barratt Developments PLC	149,594	775,250	(60,174)	(4.68)
Sage Group PLC (The)	108,055	753,682	47,393	3.69
Kingfisher PLC	295,740	751,399	(110,947)	(8.63)
Unilever PLC	21,723	750,797	15,152	1.18
Rolls-Royce Holdings PLC	(726,348)	727,093	(54,095)	(4.21)
BT Group PLC	(394,104)	715,309	(53,943)	(4.20)
Royal Mail PLC	196,748	643,518	(54,498)	(4.24)
BHP Group PLC	21,121	623,492	241,038	18.75
Tate & Lyle PLC	85,159	621,432	30,432	2.37
easyJet PLC	(107,413)	593,192	(69,078)	(5.37)
DCC PLC	8,353	492,374	22,155	1.72
Persimmon PLC	22,845	487,653	(22,951)	(1.79)
abrdn PLC	218,537	465,820	64,061	4.98
Carnival PLC	(32,038)	441,754	(66,956)	(5.21)
Smith & Nephew PLC	36,321	439,753	7,519	0.58
Burberry Group PLC	25,795	428,650	3,214	0.25
Vodafone Group PLC	335,196	418,414	21,270	1.65
Ashtead Group PLC	8,614	412,877	(12,584)	(0.98)
Barclays PLC	257,575	380,088	(34,891)	(2.71)
BAE Systems PLC	49,090	350,951	(5,175)	(0.40)
InterContinental Hotels Group PLC	6,491	334,196	30,332	2.36
Hikma Pharmaceuticals PLC	16,155	331,770	17,011	1.32
Lloyds Banking Group PLC	707,129	327,803	8,877	0.69
London Stock Exchange Group PLC	3,641	289,031	31,703	2.47
Howden Joinery Group PLC	35,895	273,930	(3,120)	(0.24)
SSE PLC	15,619	271,670	11,812	0.92
Informa PLC	(43,389)	258,786	(35,639)	(2.77)
Berkeley Group Holdings PLC	5,931	220,221	(4,730)	(0.37)
3i Group PLC	15,222	209,531	28,779	2.24
WH Smith PLC	(14,256)	202,695	4,299	0.33
AVEVA Group PLC	(7,576)	184,206	17,124	1.33
Natwest Group PLC	74,558	160,299	12,734	0.99
Mondi PLC	10,775	159,436	9,982	0.78
Taylor Wimpey PLC	(121,794)	157,885	(7,700)	(0.60)
Centrica PLC	182,077	144,987	7,878	0.61
Standard Chartered PLC	28,043	141,704	8,595	0.67
Intertek Group PLC	2,548	132,317	9,027	0.70
Spirax-Sarco Engineering PLC	998	124,199	14,611	1.14
J Sainsbury PLC	48,840	123,054	(2,379)	(0.19)
Anglo American PLC	3,068	121,357	13,235	1.03
Other	96,037	560,695	3,830	0.30
		$31,578,522	$1,285,397	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SORA minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	52 months to maturity 07/27/2026	GSC	$160,046	$(10,861)	$—	$(10,861)
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread(-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	41-51 months maturity ranging from 08/08/2025 - 06/12/2026	GSC	4,831,113	(282,240)	—	(282,240)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread(-3.00% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	41-60 months maturity ranging from 08/08/2025 - 03/10/2027	GSC	1,499,777,726	(1,143,350)	—	(1,143,350)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	43-59 months maturity ranging from 10/15/2025 - 02/17/2027	GSC	34,438,765	(232,263)	—	(232,263)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread(-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	43-59 months maturity ranging from 10/15/2025 - 02/03/2027	GSC	9,028,381	(351,994)	—	(351,994)
Subtotal Depreciation				$(2,020,708)	$ —	$(2,020,708)
Net Total Return Basket Swaps				$412,957	$ —	$412,957
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.0%
Communication Services — 0.1%
Bilibili, Inc. ADRΔ*	3,322	$84,977
Kanzhun, Ltd. ADRΔ*	23,295	580,278
		665,255
Consumer Discretionary — 2.0%
Coupang, Inc.*	38,006	671,946
Huazhu Group, Ltd. ADRΔ	3,029	99,927
Li Auto, Inc. ADR*	49,362	1,274,033
MercadoLibre, Inc.Δ*	5,255	6,250,717
NIO, Inc. ADR*	36,022	758,263
Pinduoduo, Inc. ADR*	10,227	410,205
Trip.com Group, Ltd. ADR*	35,183	813,431
XPeng, Inc. ADR*	11,092	306,028
Yum China Holdings, Inc.	105,820	4,395,763
		14,980,313
Financials — 0.3%
Patria Investments, Ltd. Class A	118,859	2,116,879
Health Care — 0.0%
BeiGene, Ltd. ADR*	1,264	238,390
Industrials — 0.4%
Full Truck Alliance Co., Ltd. ADR*	39,364	262,558
ZTO Express Cayman, Inc. ADR	120,414	3,010,350
		3,272,908
Information Technology — 0.2%
Globant SA*	3,962	1,038,321
Pagseguro Digital, Ltd. Class AΔ*	16,198	324,770
TDCX, Inc. ADRΔ*	23,190	281,759
		1,644,850
Materials — 0.0%
Southern Copper Corporation	2,441	185,272
Real Estate — 0.0%
KE Holdings, Inc. ADR*	14,003	173,217
Total Common Stocks (Cost $27,067,096)		23,277,084
FOREIGN COMMON STOCKS — 86.9%
Brazil — 5.3%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	342,341	420,641
B3 SA - Brasil Bolsa Balcao	1,925,400	6,345,139
Banco BTG Pactual SA*	400,600	2,180,937
Banco do Brasil SA	338,100	2,457,076
Blau Farmaceutica SA	48,378	292,135
Boa Vista Servicos SA	182,393	332,909
Caixa Seguridade Participacoes S/A	946,024	1,764,462
Cia Siderurgica Nacional SA	126,100	687,570
Hapvida Participacoes e Investimentos SA 144A	450,584	1,128,105
JBS SA	287,800	2,266,227
Localiza Rent a Car SA	141,800	1,823,039
Locaweb Servicos de Internet SA 144A*	196,300	416,427
	Shares	Value
Magazine Luiza SA*	586,600	$843,976
Petroleo Brasileiro SA	312,500	2,318,947
Raia Drogasil SA	1,039,300	5,225,915
Rede D'Or Sao Luiz SA 144A	73,471	773,436
Sao Martinho SA	52,200	480,880
Telefonica Brasil SA	124,900	1,412,423
Vale SA	150,000	3,009,420
Vale SA ADR	208,956	4,177,030
Vibra Energia SA	410,823	2,010,518
		40,367,212
Canada — 0.3%
Parex Resources, Inc.	114,789	2,355,188
Chile — 1.0%
Banco de Chile ADRΔ	7,668	164,325
Banco de Credito e Inversiones SA*	2,008	72,328
Banco Santander Chile ADR	3,609	81,527
Cencosud SA	933,747	1,839,486
Empresas CMPC SA	135,147	250,266
Empresas COPEC SA	38,779	320,366
Falabella SA	1,536,017	4,909,671
		7,637,969
China — 16.0%
Agricultural Bank of China, Ltd. Class A	252,800	122,329
Agricultural Bank of China, Ltd. Class H	7,567,000	2,892,736
Alibaba Group Holding, Ltd. ADR*	60,100	6,538,880
Aluminum Corporation of China, Ltd. Class H*	54,000	31,256
Anhui Conch Cement Co., Ltd. Class A	40,100	248,174
Anhui Conch Cement Co., Ltd. Class H	6,000	30,687
Baidu, Inc. ADR*	18,724	2,477,185
Bank of Beijing Co., Ltd. Class A	149,800	107,693
Bank of China, Ltd. Class A	203,500	104,539
Bank of China, Ltd. Class H	4,120,000	1,644,110
Bank of Communications Co., Ltd. Class A	110,200	88,371
Bank of Communications Co., Ltd. Class H	93,000	66,580
Bank of Ningbo Co., Ltd. Class A	29,700	173,687
Bank of Shanghai Co., Ltd. Class A	85,980	89,668
Baoshan Iron & Steel Co., Ltd. Class A	212,500	225,041
Beijing Easpring Material Technology Co., Ltd. Class A	55,100	646,640
BOE Technology Group Co., Ltd. Class A	620,900	418,989
BYD Co., Ltd. Class A	15,500	553,593
China Cinda Asset Management Co., Ltd. Class H	4,123,000	702,421
China CITIC Bank Corporation, Ltd. Class H	3,832,000	1,933,714
China Coal Energy Co., Ltd. Class H	829,000	623,340
China Construction Bank Corporation Class H	1,672,000	1,252,437

	Shares	Value
China Everbright Bank Co., Ltd. Class A	131,700	$68,213
China Everbright Bank Co., Ltd. Class H	2,089,000	788,169
China Medical System Holdings, Ltd.	707,000	1,102,635
China Mengniu Dairy Co., Ltd.*	369,730	1,982,271
China Merchants Bank Co., Ltd. Class A	37,756	276,427
China Merchants Bank Co., Ltd. Class H	485,500	3,779,339
China Merchants Securities Co., Ltd. Class A	80,400	182,175
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	26,900	64,170
China Minsheng Banking Corporation, Ltd. Class A	139,200	83,484
China Minsheng Banking Corporation, Ltd. Class H	420,500	157,731
China National Building Material Co., Ltd. Class H	1,172,000	1,441,611
China Oilfield Services, Ltd. Class H	358,000	363,741
China Pacific Insurance Group Co., Ltd. Class A	21,100	75,742
China Pacific Insurance Group Co., Ltd. Class H	352,600	853,116
China Petroleum & Chemical Corporation Class A	424,000	286,911
China Petroleum & Chemical Corporation Class H	1,398,000	694,698
China Railway Group, Ltd. Class H	510,000	284,055
China State Construction Engineering Corporation, Ltd. Class A	414,900	353,716
China Tourism Group Duty Free Corporation, Ltd. Class A	16,712	429,067
China Vanke Co., Ltd. Class A	23,000	69,029
China Vanke Co., Ltd. Class H	29,700	66,804
China Yangtze Power Co., Ltd. Class A	36,000	124,224
CITIC Securities Co., Ltd. Class A	56,005	183,209
Contemporary Amperex Technology Co., Ltd. Class A	13,599	1,086,147
COSCO SHIPPING Holdings Co., Ltd. Class H*	1,134,000	1,949,740
Country Garden Holdings Co., Ltd.	450,632	344,962
CSC Financial Co., Ltd. Class H 144A	640,500	603,234
Dongfeng Motor Group Co., Ltd. Class H	2,814,000	2,104,950
East Money Information Co., Ltd. Class A	394,800	1,560,877
Ecovacs Robotics Co., Ltd. Class A	27,600	470,194
Foshan Haitian Flavouring & Food Co., Ltd. Class A	32,301	442,790
Guotai Junan Securities Co., Ltd. Class A	45,900	112,975
Haier Smart Home Co., Ltd. Class A	104,200	375,949
Haitian International Holdings, Ltd.	520,000	1,340,883
Haitong Securities Co., Ltd. Class A	60,600	97,886
Haitong Securities Co., Ltd. Class H	128,400	97,572
	Shares	Value
Hangzhou Robam Appliances Co., Ltd. Class A	154,632	$706,582
Huaneng Power International, Inc. Class H	158,000	67,016
Huatai Securities Co., Ltd. Class A	39,636	92,337
Huaxia Bank Co., Ltd. Class A	113,607	99,100
Industrial & Commercial Bank of China, Ltd. Class A	169,700	127,082
Industrial Bank Co., Ltd. Class A	40,800	131,936
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	124,762	721,348
Jiangsu Hengli Hydraulic Co., Ltd. Class A	163,600	1,333,369
Jiangsu Hengrui Medicine Co., Ltd. Class A	80,775	466,130
LONGi Green Energy Technology Co., Ltd. Class A	163,185	1,836,351
Luxshare Precision Industry Co., Ltd. Class A	232,712	1,151,790
Midea Group Co., Ltd. Class A	188,700	1,679,901
NARI Technology Co., Ltd. Class A	855,541	4,208,031
NetEase, Inc. ADR	41,091	3,685,452
New China Life Insurance Co., Ltd. Class A	21,100	116,742
New China Life Insurance Co., Ltd. Class H	22,200	61,575
PetroChina Co., Ltd. Class A	263,700	227,753
PetroChina Co., Ltd. Class H	370,000	187,892
Ping An Bank Co., Ltd. Class A	50,900	122,576
Ping An Insurance Group Co. of China, Ltd. Class A	20,100	152,349
Ping An Insurance Group Co. of China, Ltd. Class H	1,123,996	7,857,929
Poly Developments and Holdings Group Co., Ltd. Class A	25,100	69,908
Qingdao Haier Biomedical Co., Ltd. Class A	35,309	395,198
SAIC Motor Corporation, Ltd. Class A	81,900	218,032
Sany Heavy Industry Co., Ltd. Class A	332,900	912,362
SF Holding Co., Ltd. Class A	95,799	686,424
Shandong Sinocera Functional Material Co., Ltd. Class A	314,100	1,700,785
Shanghai International Airport Co., Ltd. Class A*	226,000	1,739,764
Shanghai Pudong Development Bank Co., Ltd. Class A	60,200	75,610
Shenwan Hongyuan Group Co., Ltd. Class A	160,100	109,968
Shenzhen Inovance Technology Co., Ltd. Class A	354,027	3,155,068
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	38,500	1,856,676
Sinopharm Group Co., Ltd. Class H	245,600	557,525
Sunac China Holdings, Ltd.Δ	242,859	139,394
Sungrow Power Supply Co., Ltd. Class A	37,599	629,434
Suning.com Co., Ltd. Class A*	202,175	109,490

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sunny Optical Technology Group Co., Ltd.	262,076	$4,162,118
Tencent Holdings, Ltd.	600,730	27,690,255
Will Semiconductor Co., Ltd. Class A	42,958	1,295,362
WuXi AppTec Co., Ltd. Class H 144A	68,602	1,071,828
Yifeng Pharmacy Chain Co., Ltd. Class A	293,626	1,841,282
Yonghui Superstores Co., Ltd. Class A	364,632	241,659
Yunnan Aluminium Co., Ltd. Class A*	413,548	880,053
Yunnan Energy New Material Co., Ltd. Class A	42,400	1,459,805
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	253,030	657,719
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	780,200	492,570
ZTE Corporation Class H	15,200	30,790
		122,483,086
Egypt — 0.3%
Commercial International Bank Egypt SAE*	738,140	1,859,917
E-Finance for Digital & Financial Investments*	285,530	275,671
		2,135,588
Greece — 0.2%
Hellenic Exchanges - Athens Stock Exchange SA	57,587	234,163
JUMBO SA	40,077	597,118
Sarantis SA	53,595	424,483
		1,255,764
Hong Kong — 8.3%
3SBio, Inc. 144A*	671,000	545,673
AIA Group, Ltd.	1,093,625	11,419,507
Akeso, Inc. 144A*	292,000	611,367
Alibaba Group Holding, Ltd.*	583,540	7,963,403
ANTA Sports Products, Ltd.	93,600	1,161,108
Baidu, Inc. Class A*	7,500	132,365
Beijing Enterprises Holdings, Ltd.	54,000	170,419
Brilliance China Automotive Holdings, Ltd.Ψ*	2,064,000	961,740
China Everbright Environment Group, Ltd.	219,000	131,445
China Feihe, Ltd. 144A	488,000	480,454
China Hongqiao Group, Ltd.	1,771,000	2,326,647
China Merchants Port Holdings Co., Ltd.	228,000	410,624
China Overseas Land & Investment, Ltd.	121,500	361,551
China Resources Cement Holdings, Ltd.	36,000	29,842
China Resources Land, Ltd.Δ	1,359,987	6,296,939
China Resources Power Holdings Co., Ltd.	88,000	163,771
China Taiping Insurance Holdings Co., Ltd.	592,000	718,081
China Yuhua Education Corporation, Ltd. 144A	594,000	133,242
Chinasoft International, Ltd.*	978,000	801,628
CITIC, Ltd.	160,000	176,990
	Shares	Value
COSCO SHIPPING Ports, Ltd.	104,000	$80,594
Country Garden Services Holdings Co., Ltd.	49,000	206,419
CSPC Pharmaceutical Group, Ltd.	2,314,000	2,651,489
Dongyue Group, Ltd.	31,000	41,997
ENN Energy Holdings, Ltd.	141,500	2,113,434
Hong Kong Exchanges and Clearing, Ltd.	124,462	5,833,948
Hua Hong Semiconductor, Ltd. 144A*	7,000	29,230
JD.com, Inc. Class A*	14,339	407,441
Jiumaojiu International Holdings, Ltd. 144A	248,000	524,601
Kingboard Holdings, Ltd.	293,000	1,413,181
Kingdee International Software Group Co., Ltd.*	684,000	1,498,594
Kunlun Energy Co., Ltd.	362,000	312,853
Longfor Group Holdings, Ltd. 144A	71,384	365,141
Meituan Class B 144A*	269,221	5,100,107
Minth Group, Ltd.	248,000	604,292
MMG, Ltd.*	824,000	327,371
NetEase, Inc.	21,400	386,115
Samsonite International SA 144A*	343,800	769,213
Shenzhen International Holdings, Ltd.	93,500	98,346
Shenzhou International Group Holdings, Ltd.	46,300	611,254
Sino Biopharmaceutical, Ltd.	2,513,000	1,560,389
Sinotruk Hong Kong, Ltd.	748,500	1,136,774
Techtronic Industries Co., Ltd.	52,000	833,117
Topsports International Holdings, Ltd. 144A	222,000	184,513
Uni-President China Holdings, Ltd.	89,000	77,233
Wharf Holdings, Ltd. (The)	58,000	176,662
Wuxi Biologics Cayman, Inc. 144A*	93,000	738,476
ZTO Express Cayman, Inc.	18,600	466,321
		63,545,901
Hungary — 0.4%
OTP Bank Nyrt PLC*	78,245	2,838,574
India — 12.7%
Adani Green Energy, Ltd.*	2,516	63,189
Adani Transmission, Ltd.*	3,140	97,487
Amber Enterprises India, Ltd.*	17,446	806,575
Avenue Supermarts, Ltd. 144A*	13,732	722,153
Axis Bank, Ltd.*	464,406	4,623,572
Bharat Electronics, Ltd.	351,355	971,917
Bharat Petroleum Corporation, Ltd.	280,044	1,322,321
Bharti Airtel, Ltd.*	623,324	6,179,918
Bharti Airtel, Ltd. (Partly Paid)*	27,470	142,337
Cartrade Tech, Ltd.*	18,369	139,393
Coal India, Ltd.	1,061,323	2,553,346
Coforge, Ltd.	7,892	461,747
Computer Age Management Services, Ltd.	20,276	615,346
Crompton Greaves Consumer Electricals, Ltd.	122,290	601,495
FSN E-Commerce Ventures, Ltd.*	21,964	485,727
GAIL India, Ltd.	144,898	296,324
Godrej Properties, Ltd.*	52,073	1,140,716

	Shares	Value
HCL Technologies, Ltd.	383,100	$5,854,859
Hero MotoCorp, Ltd.	14,557	437,828
Hindustan Petroleum Corporation, Ltd.	106,431	376,806
Housing Development Finance Corporation, Ltd.	469,151	14,669,453
ICICI Bank, Ltd.	352,580	3,362,900
ICICI Lombard General Insurance Co., Ltd. 144A	44,691	779,592
Indian Oil Corporation, Ltd.	885,562	1,381,917
Info Edge India, Ltd.	10,060	595,186
Infosys, Ltd.	95,144	2,382,659
Infosys, Ltd. ADR	103,738	2,582,039
Kotak Mahindra Bank, Ltd.	127,822	2,935,643
Larsen & Toubro, Ltd.	14,956	346,841
Macrotech Developers, Ltd. 144A*	49,606	732,170
Mahindra & Mahindra, Ltd.	567,628	6,002,933
Marico, Ltd.	912,451	6,048,930
Navin Fluorine International, Ltd.	24,704	1,324,822
NTPC, Ltd.	1,596,146	2,830,746
Oil & Natural Gas Corporation, Ltd.	82,027	176,395
Page Industries, Ltd.	56	31,792
Petronet LNG, Ltd.	255,324	650,545
Power Grid Corporation of India, Ltd.	94,628	269,778
REC, Ltd.	153,195	247,819
Route Mobile, Ltd.	32,425	655,586
SBI Life Insurance Co., Ltd. 144A	48,696	717,441
Sona Blw Precision Forgings, Ltd. 144A	95,866	852,127
Tata Consultancy Services, Ltd.	210,673	10,353,608
Tata Consumer Products, Ltd.	102,325	1,045,474
Tata Steel, Ltd.	71,082	1,216,034
TeamLease Services, Ltd.*	12,281	700,382
Tech Mahindra, Ltd.	111,585	2,195,434
Vedanta, Ltd.	500,622	2,643,779
Wipro, Ltd.	105,402	819,252
Yes Bank, Ltd.*	1,719,140	277,639
Zomato, Ltd.*	637,674	686,449
		97,408,421
Indonesia — 3.0%
PT Adaro Energy Indonesia Tbk	289,900	54,296
PT Astra International Tbk	2,812,000	1,287,304
PT Bank BTPN Syariah Tbk	2,289,400	524,284
PT Bank Central Asia Tbk	14,080,900	7,818,637
PT Bank Mandiri Persero Tbk	3,805,900	2,087,396
PT Bank Rakyat Indonesia Persero Tbk	7,632,900	2,465,310
PT BFI Finance Indonesia Tbk	7,361,300	656,046
PT Cisarua Mountain Dairy TBK*	1,375,700	335,245
PT Dayamitra Telekomunikasi Tbk*	11,749,300	630,283
PT Indah Kiat Pulp & Paper Tbk	126,700	69,570
PT Indofood Sukses Makmur Tbk	210,400	87,075
PT Kalbe Farma Tbk	2,637,400	295,646
PT Map Aktif Adiperkasa*	1,027,500	185,290
PT Pakuwon Jati Tbk*	8,889,200	299,151
PT Semen Indonesia Persero Tbk	531,152	245,125
PT Telkom Indonesia Persero Tbk	9,553,100	3,039,331
PT Unilever Indonesia Tbk	1,082,200	275,218
	Shares	Value
PT United Tractors Tbk	1,376,060	$2,442,518
		22,797,725
Kazakhstan — 0.1%
Kaspi.KZ JSC GDR 144A	3,113	146,934
Kaspi.KZ JSC GDR (London Exchange)	6,083	301,734
		448,668
Malaysia — 0.4%
Hartalega Holdings Bhd	114,100	131,610
Hong Leong Bank Bhd	13,700	65,699
IHH Healthcare Bhd	51,700	75,995
Malayan Banking Bhd	876,800	1,863,388
RHB Bank Bhd	147,400	208,936
Sime Darby Bhd	828,900	472,119
Sime Darby Plantation Bhd	11,000	12,974
		2,830,721
Mexico — 2.5%
Alpek SAB de CV	1,577,500	2,169,162
Arca Continental SAB de CV	245,721	1,667,666
Banco del Bajio SA 144A	285,900	781,230
Coca-Cola Femsa SAB de CV ADR	10,106	555,325
Fomento Economico Mexicano SAB de CV ADR	92,500	7,663,625
Gentera SAB de CV*	330,350	279,527
Grupo Aeroportuario del Sureste SAB de CV ADR	315	69,804
Grupo Bimbo SAB de CV Series A	275,100	829,864
Grupo Financiero Banorte SAB de CV Series O	69,310	522,073
Industrias Penoles SAB de CV	22,600	285,198
Kimberly-Clark de Mexico SAB de CV Series A	423,427	597,141
Orbia Advance Corporation SAB de CV	637,900	1,687,276
Prologis Property Mexico SA de CV REIT	204,605	536,355
Promotora y Operadora de Infraestructura SAB de CV	60,550	480,777
Wal-Mart de Mexico SAB de CV	343,600	1,408,086
		19,533,109
Peru — 0.6%
Credicorp, Ltd.	25,497	4,382,169
Philippines — 0.5%
Ayala Land, Inc.	2,812,600	1,899,060
BDO Unibank, Inc.	34,770	88,817
International Container Terminal Services, Inc.	20,370	88,244
Jollibee Foods Corporation	107,460	466,612
Monde Nissin Corporation 144A*	2,890,100	765,183
PLDT, Inc.	2,305	82,409
SM Prime Holdings, Inc.	381,000	277,769
		3,668,094
Poland — 1.1%
Allegro.eu SA 144A*	133,367	1,117,081
Cyfrowy Polsat SA	20,344	133,941

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Dino Polska SA 144A*	13,618	$1,099,066
Grupa Lotos SA*	196,219	2,729,756
KGHM Polska Miedz SA	743	30,654
LPP SA	11	29,764
PGE Polska Grupa Energetyczna SA*	286,237	616,519
Polski Koncern Naftowy ORLEN SA	78,593	1,410,389
Polskie Gornictwo Naftowe i Gazownictwo SA	674,363	991,364
Powszechna Kasa Oszczednosci Bank Polski SA*	23,366	220,168
		8,378,702
Qatar — 0.1%
Industries Qatar QSC	17,530	91,370
Qatar Islamic Bank SAQ	6,620	43,337
Qatar National Bank QPSC	108,220	683,911
		818,618
Russia — 0.0%
Gazprom PJSC ADRΨ	37,670	—
Gazprom PJSC ADR (London Exchange)Ψ	170,565	—
LUKOIL PJSC ADRΨ	11,047	—
Magnit PJSC GDRΨ	49,333	—
MMC Norilsk Nickel PJSC ADRΨ	19,198	—
Mobile TeleSystems PJSC ADRΨ	34,508	—
Novatek PJSC GDRΨ	1,991	—
Novolipetsk Steel PJSC GDRΨ	13,631	—
Rosneft Oil Co. PJSC GDRΨ	16,843	—
Sberbank of Russia PJSC ADRΨ	75,573	—
Severstal PAO GDRΨ	18,988	—
Surgutneftegas PJSC ADRΨ	17,904	—
Tatneft PJSC ADRΨ	15,224	—
		—
Saudi Arabia — 1.5%
Abdullah Al Othaim Markets Co.	1,326	41,355
Alinma Bank	38,676	398,836
Almarai Co. JSC	14,447	196,565
Arab National Bank	94,170	694,391
Banque Saudi Fransi	21,896	312,137
Etihad Etisalat Co.	20,897	231,168
Jarir Marketing Co.	6,949	364,103
Leejam Sports Co. JSC	11,451	383,254
Mobile Telecommunications Co.*	38,354	135,537
Saudi Arabian Mining Co.*	6,686	237,926
Saudi Arabian Oil Co. 144A	89,261	1,023,885
Saudi Basic Industries Corporation	67,517	2,346,673
Saudi National Bank (The)	87,575	1,647,808
Saudi Tadawul Group Holding Co.*	20,952	1,066,729
Saudi Telecom Co.	74,640	2,135,686
Savola Group (The)	11,168	108,200
		11,324,253
Singapore — 0.1%
Del Monte Pacific, Ltd.	250,300	70,177
Nanofilm Technologies International, Ltd.	248,006	492,460
		562,637
	Shares	Value
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	30,777	$466,445
South Africa — 3.2%
Absa Group, Ltd.	15,032	194,910
African Rainbow Minerals, Ltd.Δ	21,082	412,839
Anglo American Platinum, Ltd.	9,216	1,265,498
Aspen Pharmacare Holdings, Ltd.	42,252	574,338
Clicks Group, Ltd.	104,357	2,207,119
Exxaro Resources, Ltd.	137,621	2,080,800
Gold Fields, Ltd. ADRΔ	164,651	2,545,505
Impala Platinum Holdings, Ltd.	39,456	607,319
JSE, Ltd.	67,744	518,076
Kumba Iron Ore, Ltd.	1,089	48,374
Mr Price Group, Ltd.	77,684	1,146,996
MultiChoice Group, Ltd.	171,846	1,549,172
Naspers, Ltd. N Shares	30,846	3,483,818
Nedbank Group, Ltd.Δ	5,959	94,657
Northam Platinum Holdings, Ltd.*	39,301	586,536
Rand Merchant Investment Holdings, Ltd.	451,866	1,613,884
Santam, Ltd.	16,495	326,231
Sasol, Ltd.*	29,658	717,014
Shoprite Holdings, Ltd.	21,280	343,472
Sibanye Stillwater, Ltd.	255,023	1,025,441
SPAR Group, Ltd. (The)	23,945	278,098
Standard Bank Group, Ltd.	134,139	1,666,533
Tiger Brands, Ltd.	22,712	251,639
Transaction Capital, Ltd.	353,852	1,197,467
		24,735,736
South Korea — 10.8%
BGF retail Co., Ltd.	6,119	878,899
CJ ENM Co., Ltd.	4,247	457,174
CJ Logistics Corporation*	3,538	375,913
E-MART, Inc.	7,351	848,984
Fila Holdings Corporation	8,079	207,869
Hana Financial Group, Inc.	42,034	1,671,825
Hankook Tire & Technology Co., Ltd.	17,773	490,711
HMM Co., Ltd.	36,490	869,249
Hyundai Heavy Industries Co., Ltd.*	1,270	92,381
Hyundai Mobis Co., Ltd.	4,981	877,904
Industrial Bank of Korea	179,550	1,595,556
KB Financial Group, Inc.	22,784	1,141,795
Kia Corporation	48,549	2,940,524
Korea Investment Holdings Co., Ltd.	14,524	933,079
Kumho Petrochemical Co., Ltd.	4,723	598,571
LG Corporation	48,453	3,042,760
LG Electronic, Inc.	12,786	1,257,674
LG Uplus Corporation	13,101	150,721
NAVER Corporation	5,377	1,494,424
NCSoft Corporation	2,374	910,444
NH Investment & Securities Co., Ltd.	23,714	221,739
NHN KCP Corporation*	16,989	372,836
Orion Corporation	5,575	405,951
POSCO Holdings, Inc.	11,667	2,798,607
Samsung Electro-Mechanics Co., Ltd.	12,576	1,693,296
Samsung Electronics Co., Ltd.	404,429	23,142,634

	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	33,377	$6,010,696
Samsung SDS Co., Ltd.	9,146	1,037,618
Shinhan Financial Group Co., Ltd.	4,707	159,891
SK Hynix, Inc.	205,757	19,793,661
SK Telecom Co., Ltd.	77,409	3,619,510
Woori Financial Group, Inc.	229,008	2,870,319
		82,963,215
Taiwan — 13.4%
Advantech Co., Ltd.	132,087	1,692,512
ASE Technology Holding Co., Ltd.	93,000	331,402
ASMedia Technology, Inc.	11,000	734,930
AU Optronics Corporation	1,949,000	1,329,328
Catcher Technology Co., Ltd.	110,000	551,852
Cathay Financial Holding Co., Ltd.	1,300,000	2,901,781
Chailease Holding Co., Ltd.	104,578	917,288
Cheng Shin Rubber Industry Co., Ltd.	536,000	659,861
China Development Financial Holding Corporation	2,830,000	1,878,314
China Steel Corporation	1,743,000	2,349,983
CTBC Financial Holding Co., Ltd.	645,000	657,323
Delta Electronics, Inc.	499,982	4,635,697
Evergreen Marine Corporation Taiwan, Ltd.	82,000	381,149
Formosa Plastics Corporation	385,000	1,423,943
Innolux Corporation	1,373,000	795,191
Lite-On Technology Corporation	316,000	746,637
MediaTek, Inc.	231,896	7,216,728
momo.com, Inc.	13,200	429,050
Nan Ya Plastics Corporation	68,000	220,124
Nanya Technology Corporation	1,048,000	2,499,982
Nien Made Enterprise Co., Ltd.	43,000	500,624
Novatek Microelectronics Corporation	54,000	794,001
Pou Chen Corporation	1,177,000	1,288,524
Powertech Technology, Inc.	122,763	404,392
President Chain Store Corporation	629,000	5,769,223
Realtek Semiconductor Corporation	109,000	1,619,171
Silergy Corporation	9,000	1,055,257
Taiwan Semiconductor Manufacturing Co., Ltd.	1,877,986	38,524,106
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	144,684	15,084,754
Tong Hsing Electronic Industries, Ltd.	68,720	685,192
United Microelectronics Corporation	675,000	1,239,587
Voltronic Power Technology Corporation	54,000	2,725,137
Winbond Electronics Corporation	278,000	297,766
Yang Ming Marine Transport Corporation*	11,000	47,159
		102,387,968
Thailand — 2.0%
Advanced Info Service PCL NVDR	9,200	64,283
Airports of Thailand PCL*	1,431,600	2,852,436
Berli Jucker PCL NVDR	29,700	32,117
Central Retail Corporation PCL	1,317,500	1,575,056
	Shares	Value
Charoen Pokphand Foods PCL NVDR	1,884,000	$1,363,362
Kasikornbank PCL	590,000	2,842,563
Ngern Tid Lor PCL*	324,300	375,505
PTT Exploration & Production PCL	446,700	1,934,581
PTT Exploration & Production PCL NVDR	334,400	1,440,807
PTT Global Chemical PCL NVDR	1,572,100	2,390,127
Sri Trang Gloves Thailand PCL NVDR	438,500	332,996
		15,203,833
Turkey — 0.0%
Turkcell Iletisim Hizmetleri AS	21,197	32,565
Turkiye Petrol Rafinerileri AS*	28,076	410,278
		442,843
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	379,921	1,082,626
United Kingdom — 2.9%
Anglo American PLC	95,634	4,969,371
Antofagasta PLC	352,915	7,668,467
Network International Holdings PLC 144AΔ*	537,760	1,978,000
Standard Chartered PLC	33,203	221,755
Standard Chartered PLC (London Exchange)	324,212	2,152,123
TCS Group Holding PLC GDRΨ	491	—
Unilever PLC	120,545	5,473,080
		22,462,796
Total Foreign Common Stocks (Cost $652,175,842)		664,517,861
FOREIGN PREFERRED STOCKS — 1.4%
Brazil — 1.2%
Banco Bradesco SA
0.99%◊	239,171	1,114,211
Braskem SA Class A
3.81%◊	26,400	245,366
Gerdau SA
2.65%◊	131,700	849,776
Petroleo Brasileiro SA
8.75%◊	535,500	3,754,422
Raizen SA
0.00%*	2,261,300	3,329,457
		9,293,232
Chile — 0.2%
Embotelladora Andina SA Class B
5.07%◊	567,016	1,255,370
Total Foreign Preferred Stocks (Cost $8,886,748)		10,548,602
MONEY MARKET FUNDS — 7.0%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	33,436,246	33,436,246

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	996,376	$996,376
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	18,881,448	18,881,448
Total Money Market Funds (Cost $53,314,070)		53,314,070
TOTAL INVESTMENTS — 98.3% (Cost $741,443,756)		751,657,617
Other Assets in Excess of Liabilities — 1.7%		13,256,315
NET ASSETS — 100.0%		$764,913,932
Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE Taiwan Index	04/2022	301	$18,589,760	$93,958
Hang Seng China Enterprises Index	04/2022	43	2,064,283	1,351
MSCI Singapore Index	04/2022	(223)	(5,509,393)	(22,052)
SGX Nifty 50 Index	04/2022	92	3,226,716	18,676
FTSE KLCI	04/2022	127	2,389,886	(7,650)
KOSPI2 Index	06/2022	222	16,745,473	440,522
FTSE/JSE Top 40 Index	06/2022	82	3,865,350	230,059
MSCI Emerging Markets	06/2022	648	36,466,200	1,545,932
SET 50 Index	06/2022	(15)	(91,732)	105
Total Futures Contracts outstanding at March 31, 2022			$77,746,543	$2,300,901
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	Brazilian Reals	64,352,750	U.S. Dollars	12,276,625	CITI	$942,484
06/15/22	South African Rand	244,255,000	U.S. Dollars	15,875,620	CITI	675,107
06/15/22	Czech Republic Koruna	135,654,250	U.S. Dollars	7,060,486	CITI	419,865
06/15/22	Colombian Pesos	38,300,000,000	U.S. Dollars	9,648,985	CITI	390,901
06/15/22	U.S. Dollars	30,948,277	South Korean Won	37,151,359,000	CITI	386,270
06/15/22	Mexican Pesos	254,716,000	U.S. Dollars	12,321,350	CITI	307,798
06/15/22	Polish Zloty	26,071,517	U.S. Dollars	5,869,783	CITI	287,485
06/15/22	Chilean Pesos	10,261,735,890	U.S. Dollars	12,609,203	CITI	261,959
06/15/22	Israeli Shekels	25,000,000	U.S. Dollars	7,689,431	CITI	163,778
06/15/22	Hungarian Forint	1,150,000,000	U.S. Dollars	3,274,928	CITI	150,471
06/15/22	U.S. Dollars	6,251,288	Taiwan Dollars	174,842,110	CITI	123,601
06/15/22	South Korean Won	7,903,277,000	U.S. Dollars	6,399,195	CITI	102,318
06/15/22	Philippine Pesos	364,529,000	U.S. Dollars	6,900,150	CITI	97,751
06/15/22	U.S. Dollars	3,460,252	Chilean Pesos	2,730,000,000	CITI	36,048
06/15/22	U.S. Dollars	1,798,806	Thai Baht	58,719,000	CITI	30,775
06/15/22	U.S. Dollars	4,216,861	Philippine Pesos	218,421,000	CITI	23,807
06/15/22	U.S. Dollars	6,896,881	Chinese Offshore Yuan	43,879,000	CITI	22,772
06/15/22	U.S. Dollars	3,036,090	Indian Rupees	231,392,000	CITI	18,911
06/15/22	U.S. Dollars	9,293,974	Hong Kong Dollars	72,619,000	CITI	12,724

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	Peruvian Nuevo Soles	1,029,874	U.S. Dollars	269,842	CITI	$8,189
06/15/22	U.S. Dollars	3,430,121	Polish Zloty	14,493,000	CITI	7,333
06/15/22	U.S. Dollars	839,533	Hungarian Forint	280,000,000	CITI	5,522
06/15/22	Taiwan Dollars	34,000,000	U.S. Dollars	1,186,616	CITI	4,980
06/15/22	U.S. Dollars	632,736	Israeli Shekels	2,000,000	CITI	4,479
06/15/22	Singapore Dollars	1,600,000	U.S. Dollars	1,177,252	CITI	3,263
06/15/22	U.S. Dollars	937,981	South African Rand	13,800,000	CITI	2,892
06/15/22	Indian Rupees	229,773,751	U.S. Dollars	2,993,440	CITI	2,638
06/15/22	Thai Baht	9,627,000	U.S. Dollars	287,321	CITI	2,548
06/15/22	Indonesian Rupiahs	9,059,407,788	U.S. Dollars	627,661	CITI	2,303
06/15/22	U.S. Dollars	585,545	Czech Republic Koruna	13,000,000	CITI	1,812
06/15/22	U.S. Dollars	594,556	Brazilian Reals	2,886,000	CITI	1,725
06/15/22	U.S. Dollars	67,760	Euro	60,000	CITI	1,184
06/15/22	Euro	50,000	U.S. Dollars	55,209	CITI	271
06/15/22	Chinese Offshore Yuan	16,523,760	U.S. Dollars	2,588,412	CITI	209
06/15/22	Saudi Riyal	3,945,750	U.S. Dollars	1,051,087	CITI	70
06/15/22	U.S. Dollars	106,563	Saudi Riyal	400,000	CITI	3
Subtotal Appreciation						$4,504,246
06/15/22	U.S. Dollars	85,218	Taiwan Dollars	2,433,000	CITI	$(52)
06/15/22	U.S. Dollars	69,354	Indonesian Rupiahs	998,195,000	CITI	(58)
06/15/22	U.S. Dollars	1,993,302	Saudi Riyal	7,483,000	CITI	(188)
06/15/22	Indonesian Rupiahs	3,106,379,000	U.S. Dollars	216,259	CITI	(251)
06/15/22	Saudi Riyal	16,223,250	U.S. Dollars	4,322,216	CITI	(302)
06/15/22	U.S. Dollars	55,063	Euro	50,000	CITI	(417)
06/15/22	U.S. Dollars	52,684	Peruvian Nuevo Soles	200,000	CITI	(1,310)
06/15/22	Taiwan Dollars	17,402,000	U.S. Dollars	611,227	CITI	(1,340)
06/15/22	Philippine Pesos	14,298,000	U.S. Dollars	276,531	CITI	(2,050)
06/15/22	U.S. Dollars	558,095	Singapore Dollars	760,000	CITI	(2,650)
06/15/22	U.S. Dollars	400,625	South Korean Won	490,784,000	CITI	(3,112)
06/15/22	U.S. Dollars	690,990	Philippine Pesos	36,203,000	CITI	(4,003)
06/15/22	Euro	563,000	U.S. Dollars	636,060	CITI	(11,356)
06/15/22	South African Rand	17,889,000	U.S. Dollars	1,224,825	CITI	(12,666)
06/15/22	U.S. Dollars	1,814,666	Colombian Pesos	7,000,000,000	CITI	(20,299)
06/15/22	Singapore Dollars	9,450,000	U.S. Dollars	7,000,139	CITI	(27,723)
06/15/22	U.S. Dollars	5,369,858	Indian Rupees	414,339,000	CITI	(32,812)
06/15/22	U.S. Dollars	4,736,801	Thai Baht	158,409,000	CITI	(32,903)
06/15/22	Hong Kong Dollars	132,480,000	U.S. Dollars	16,967,495	CITI	(35,560)
06/15/22	Indian Rupees	670,199,249	U.S. Dollars	8,775,513	CITI	(36,616)
06/15/22	U.S. Dollars	7,854,912	Chinese Offshore Yuan	50,407,000	CITI	(41,877)
06/15/22	Chinese Offshore Yuan	112,790,560	U.S. Dollars	17,714,328	CITI	(44,495)
06/15/22	South Korean Won	6,299,874,000	U.S. Dollars	5,232,532	CITI	(50,035)
06/15/22	Polish Zloty	12,059,483	U.S. Dollars	2,902,412	CITI	(54,345)
06/15/22	U.S. Dollars	1,283,864	Hungarian Forint	450,000,000	CITI	(56,510)
06/15/22	U.S. Dollars	4,520,050	Chilean Pesos	3,690,430,000	CITI	(108,807)
06/15/22	U.S. Dollars	1,645,886	Brazilian Reals	8,558,000	CITI	(112,067)
06/15/22	Hungarian Forint	1,519,656,000	U.S. Dollars	4,650,461	CITI	(124,002)
06/15/22	U.S. Dollars	7,077,836	Czech Republic Koruna	160,600,000	CITI	(133,517)
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	(144,644)
06/15/22	U.S. Dollars	7,271,674	Polish Zloty	31,691,000	CITI	(212,737)
06/15/22	U.S. Dollars	18,583,137	Israeli Shekels	59,900,000	CITI	(233,152)
06/15/22	U.S. Dollars	9,076,814	Mexican Pesos	188,302,521	CITI	(259,465)
06/15/22	Thai Baht	485,918,624	U.S. Dollars	14,967,815	CITI	(336,780)
06/15/22	U.S. Dollars	8,084,406	South African Rand	124,811,000	CITI	(372,791)
06/15/22	Russian Rubles	283,443,750	U.S. Dollars	3,618,012	CITI	(451,718)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(553,051)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	U.S. Dollars	2,443,114	Russian Rubles	283,443,750	CITI	$(723,180)
Subtotal Depreciation						$(4,238,841)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$265,405
Swap Agreements outstanding at March 31, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of SGX Nifty 50 Index (At Termination)	Increase in total return of SGX Nifty 50 Index (At Termination)	4/28/2022	GSC	USD	2,174,526	$10,414	$—	$10,414
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	4/29/2022	GSC	ILS	7,276,608	19,052	—	19,052
Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	6/15/2022	GSC	ZAR	1,329,600	5,257	—	5,257
Financing Index: 1-Month SAFE South Africa JIBAR + 0.34%	MSCI South Africa Net Return ZAR Index (Monthly)	6/15/2022	GSC	ZAR	8,317,472	12,154	—	12,154
Financing Index: 1-Month WIBOR + 0.15%	MSCI Poland Net Return PLN Index (Monthly)	6/15/2022	GSC	PLN	4,128,085	15,772	—	15,772
Financing Index: 28-Day Mexico Interbank TIIE + 0.20%	MSCI Mexico Net MXN Index (Monthly)	6/15/2022	GSC	MXN	23,870,259	65,554	—	65,554
Financing Index: Overnight Bank Funding Rate - 0.05%	MSCI Daily Total Return Net Emerging Markets USD Index (Monthly)	6/15/2022	GSC	USD	312,613	10,300	—	10,300
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.00%	6/15/2022	GSC	SGD	1,162,294	10,057	—	10,057
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	6/17/2022	GSC	PLN	1,991,800	19,372	—	19,372
Subtotal Appreciation						$167,932	$ —	$167,932
Increase in total return of Bovespa Index (At Termination)	Decrease in total return of Bovespa Index (At Termination)	4/13/2022	GSC	BRL	36,162,000	$(350,023)	$—	$(350,023)
MSCI Brazil Net Return BRL Index (Monthly)	Financing Index: Brazil Cetip Di Interbank Deposit Rate - 0.80%	6/15/2022	GSC	BRL	4,830,195	(43,316)	—	(43,316)
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.25%	6/15/2022	GSC	USD	9,694,462	(172,015)	—	(172,015)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.00%	6/15/2022	GSC	SGD	2,100,389	(118,443)	—	(118,443)
Subtotal Depreciation						$(683,797)	$ —	$(683,797)
Net Total Return Swaps outstanding at March 31, 2022						$(515,865)	$ —	$(515,865)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 58.8%
Real Estate — 58.8%
Acadia Realty Trust REIT	91,540	$1,983,672
Agree Realty Corporation REIT	64,323	4,268,474
American Homes 4 Rent Class A REIT	69,411	2,778,522
Apartment Income REIT Corporation	72,062	3,852,435
Apple Hospitality REIT, Inc.	65,357	1,174,465
AvalonBay Communities, Inc. REIT	51,174	12,710,086
Boston Properties, Inc. REIT	44,629	5,748,215
Brixmor Property Group, Inc. REIT	80,032	2,065,626
Centerspace REIT	7,221	708,525
DiamondRock Hospitality Co. REIT*	180,649	1,824,555
Digital Realty Trust, Inc. REITΔ	66,652	9,451,254
Duke Realty Corporation REIT	69,773	4,051,020
EastGroup Properties, Inc. REIT	18,427	3,745,841
Equinix, Inc. REIT	6,309	4,678,881
Essential Properties Realty Trust, Inc. REIT	100,050	2,531,265
First Industrial Realty Trust, Inc. REIT	41,225	2,552,240
Healthpeak Properties, Inc. REIT	105,486	3,621,334
Independence Realty Trust, Inc. REIT	154,704	4,090,374
Kilroy Realty Corporation REIT	51,055	3,901,623
Kimco Realty Corporation REIT	192,587	4,756,899
Kite Realty Group Trust REIT	125,724	2,862,735
Life Storage, Inc. REIT	50,681	7,117,133
Mid-America Apartment Communities, Inc. REIT	23,068	4,831,593
NETSTREIT CorporationΔ	106,730	2,395,021
Omega Healthcare Investors, Inc. REITΔ	68,830	2,144,743
Pebblebrook Hotel Trust REIT	46,516	1,138,712
Physicians Realty Trust REIT	75,604	1,326,094
Piedmont Office Realty Trust, Inc. Class A REIT	101,526	1,748,278
Postal Realty Trust, Inc. Class A REIT	53,826	905,353
Prologis, Inc. REIT	101,601	16,406,529
Public Storage REIT	30,583	11,935,933
Realty Income Corporation REIT	29,024	2,011,363
Rexford Industrial Realty, Inc. REIT	42,520	3,171,567
Ryman Hospitality Properties, Inc. REIT*	34,720	3,220,974
SBA Communications Corporation REIT	7,985	2,747,638
Simon Property Group, Inc. REIT	33,538	4,412,259
SITE Centers Corporation REIT	136,126	2,274,665
SL Green Realty Corporation REITΔ	22,760	1,847,657
STAG Industrial, Inc. REIT	52,013	2,150,738
Sun Communities, Inc. REIT	34,133	5,983,174
Sunstone Hotel Investors, Inc. REIT*	87,413	1,029,725
UDR, Inc. REIT	50,696	2,908,430
Ventas, Inc. REIT	130,792	8,077,714
Welltower, Inc. REIT	122,837	11,809,549
		184,952,883
Total Common Stocks (Cost $157,367,721)		184,952,883
	Shares	Value
FOREIGN COMMON STOCKS — 38.2%
Australia — 3.9%
Dexus REIT	235,784	$1,924,627
GPT Group (The) REIT (Athens Exchange)	623,637	2,405,562
Mirvac Group REIT	1,112,391	2,062,660
Scentre Group REIT	1,535,309	3,490,767
Shopping Centres Australasia Property Group REIT	440,328	957,901
Stockland REIT	314,997	998,226
Waypoint REIT, Ltd.	179,320	356,915
		12,196,658
Belgium — 0.9%
Aedifica SA REIT	6,159	774,529
VGP NV	3,768	964,402
Warehouses De Pauw CVA REIT	27,529	1,187,765
		2,926,696
Canada — 4.2%
Canadian Apartment Properties REIT	35,747	1,534,077
Chartwell Retirement Residences	148,797	1,475,889
Granite REIT	25,509	1,966,610
RioCan REIT	88,879	1,793,719
Summit Industrial Income REIT	83,773	1,475,568
Tricon Residential, Inc.	225,338	3,578,368
Tricon Residential, Inc. (Toronto Exchange)Δ	81,361	1,293,159
		13,117,390
Finland — 0.2%
Kojamo OYJ	23,763	570,984
France — 1.6%
Gecina SA REIT	7,283	917,864
ICADE REIT	12,116	779,490
Unibail-Rodamco-Westfield REITΔ*	43,481	3,257,044
		4,954,398
Germany — 3.0%
Aroundtown SA	129,409	739,491
LEG Immobilien SE	1,572	179,016
Vonovia SE	180,074	8,393,326
		9,311,833
Hong Kong — 4.2%
CK Asset Holdings, Ltd.	442,948	3,027,741
ESR Cayman, Ltd. 144A*	112,400	348,316
Hysan Development Co., Ltd.	206,519	603,741
Link REIT	422,264	3,596,099
Sun Hung Kai Properties, Ltd.	8,500	100,951
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	288,382	3,431,020
SUNeVision Holdings, Ltd.	61,628	52,436
Swire Properties, Ltd.	495,459	1,224,379
Wharf Real Estate Investment Co., Ltd.	169,000	835,242
Yuexiu REIT	333,000	143,011
		13,362,936

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Japan — 8.3%
Activia Properties, Inc. REIT	599	$2,088,247
Global One Real Estate Investment Corporation REIT	687	631,331
Heiwa Real Estate Co., Ltd.	8,737	282,959
Hulic Reit, Inc.	702	959,044
Ichigo Office REIT Investment Corporation	923	667,497
Industrial & Infrastructure Fund Investment Corporation REIT	943	1,428,711
Itochu Advance Logistics Investment Corporation REIT	163	210,965
Japan Excellent, Inc. REIT	821	908,907
Japan Hotel REIT Investment Corporation	1,378	702,539
Japan Metropolitan Fund Invest REIT	777	655,635
Keihanshin Building Co., Ltd.	78,607	962,702
Kenedix Residential Next Investment Corporation REIT	89	155,605
Kenedix Retail REIT Corporation	586	1,344,010
LaSalle Logiport REIT	440	632,873
Mitsubishi Estate Co., Ltd.	237,387	3,534,801
Mitsubishi Estate Logistics REIT Investment Corporation	79	307,347
Mitsui Fudosan Co., Ltd.	141,300	3,024,148
Mori Trust Hotel Reit, Inc.	1,095	1,135,508
Mori Trust Sogo REIT, Inc.	1,077	1,262,731
Nippon Building Fund, Inc. REIT	117	663,720
Nippon Prologis REIT, Inc.	345	1,007,350
Nomura Real Estate Master Fund, Inc. REIT	497	656,988
Samty Residential Investment Corporation REIT	830	856,910
Sekisui House REIT, Inc.	113	74,759
Sumitomo Realty & Development Co., Ltd.	5,257	145,489
TOC Co., Ltd.	28,800	156,626
Tokyu Fudosan Holdings Corporation	185,009	1,015,382
United Urban Investment Corporation REIT	696	802,172
		26,274,956
Netherlands — 0.2%
CTP NV 144AΔ	30,640	512,937
Singapore — 3.2%
ARA LOGOS Logistics Trust REIT	262,900	164,630
Ascott Residence Trust	541,100	449,104
CapitaLand China Trust REIT	410,500	365,035
CapitaLand Integrated Commercial Trust REIT	1,343,904	2,223,274
Capitaland Investment, Ltd.*	666,411	1,952,634
City Developments, Ltd.Δ	243,114	1,405,374
Daiwa House Logistics Trust REIT*	685,244	427,219
Digital Core REIT Management Pte, Ltd.*	718,888	797,966
Hongkong Land Holdings, Ltd.	42,686	208,560
Lendlease Global Commercial REIT	2,001,669	1,141,230
Mapletree Logistics Trust REITΔ	655,162	890,315
		10,025,341
	Shares	Value
Spain — 0.7%
Arima Real Estate SOCIMI SA REITΔ*	41,402	$435,109
Inmobiliaria Colonial Socimi SA REIT*	103,807	946,292
Merlin Properties Socimi SA REIT	63,327	740,368
		2,121,769
Sweden — 2.2%
Castellum ABΔ	62,571	1,544,862
Fabege AB	150,364	2,220,387
Fastighets AB Balder, B Shares*	33,626	2,213,940
Nyfosa AB	46,492	664,693
Pandox AB*	8,555	128,834
Sagax AB, B Shares	8,937	271,193
		7,043,909
Switzerland — 0.2%
PSP Swiss Property AG	5,702	748,857
United Kingdom — 5.4%
Big Yellow Group PLC REIT	52,571	1,059,840
British Land Co. PLC (The) REIT	472,682	3,272,785
Derwent London PLC REIT	20,541	862,235
Grainger PLC	385,087	1,468,641
Great Portland Estates PLC REIT	52,185	484,601
Hammerson PLC REIT	1,063,440	461,285
Life Science Reit PLC REIT*	230,500	305,067
LXI REIT PLC	207,269	402,553
PRS REIT PLC (The)	252,691	356,844
Safestore Holdings PLC REIT	32,639	574,541
Segro PLC REIT	206,452	3,629,231
Sirius Real Estate, Ltd.	292,737	482,231
Tritax Big Box REIT PLC	267,306	846,376
Tritax EuroBox PLC 144A	408,058	562,010
UNITE Group PLC (The) REIT	106,202	1,608,689
Urban Logistics REIT PLC	214,549	536,909
		16,913,838
Total Foreign Common Stocks (Cost $115,576,749)		120,082,502
RIGHTS — 0.0%
Lendlease Global Commercial REIT* (Cost $—)	189,033	7,671
MONEY MARKET FUNDS — 3.7%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø∞	8,108,423	8,108,423
Northern Institutional Liquid Assets Portfolio (Shares), 0.28%Ø§	3,425,456	3,425,456
Total Money Market Funds (Cost $11,533,879)		11,533,879
TOTAL INVESTMENTS — 100.7% (Cost $284,478,349)		316,576,935
Liabilities in Excess of Other Assets — (0.7)%		(2,151,089)
NET ASSETS — 100.0%		$314,425,846

For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)
	Par	Value
CORPORATE BONDS — 15.3%
8x8, Inc.
0.50%, 02/01/24‡‡ CONV	$480,000	$444,720
Air Transport Services Group, Inc.
1.13%, 10/15/24‡‡ CONV	717,000	853,266
Alphatec Holdings, Inc.
0.75%, 08/01/26 144A ‡‡ CONV	210,000	202,388
Apollo Commercial Real Estate Finance, Inc. REIT
5.38%, 10/15/23 CONV	920,000	920,000
Array Technologies, Inc.
1.00%, 12/01/28 144A ‡‡ CONV	660,000	503,910
Avaya Holdings Corporation
2.25%, 06/15/23‡‡ CONV	393,000	382,586
Bandwidth, Inc.
0.50%, 04/01/28 144A ‡‡ CONV	464,000	306,472
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	550,000	501,734
Bentley Systems, Inc.
0.38%, 07/01/27 144A ‡‡ CONV	523,000	456,579
BigCommerce Holdings, Inc.
0.25%, 10/01/26 144A ‡‡ CONV	623,000	475,847
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	91,000	89,863
Bloom Energy Corporation
2.50%, 08/15/25 CONV	242,000	400,825
Burlington Stores, Inc.
2.25%, 04/15/25‡‡ CONV	400,000	458,750
Cable One, Inc.
1.13%, 03/15/28 CONV	634,000	569,966
Callaway Golf Co.
2.75%, 05/01/26‡‡ CONV	264,000	398,970
Centennial Resource Production LLC
3.25%, 04/01/28‡‡ CONV	500,000	762,098
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 CONV	731,000	641,087
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	285,000	256,500
Chefs' Warehouse, Inc. (The)
1.88%, 12/01/24‡‡ CONV	500,000	528,750
Chegg, Inc.
3.59%, 09/01/26Ω ‡‡ CONV	837,000	688,014
Coherus Biosciences, Inc.
1.50%, 04/15/26‡‡ CONV	512,000	509,338
Coinbase Global, Inc.
0.50%, 06/01/26 144A ‡‡ CONV	566,000	529,776
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	911,000	720,145
DigitalOcean Holdings, Inc.
2.79%, 12/01/26 144A Ω ‡‡ CONV	671,000	533,780
DISH Network Corporation
3.38%, 08/15/26‡‡ CONV	600,000	541,200
Enphase Energy, Inc.
1.77%, 03/01/28Ω CONV	735,000	767,340
Envestnet, Inc.
0.75%, 08/15/25 144A ‡‡ CONV	525,000	512,531
	Par	Value
Everbridge, Inc.
0.13%, 12/15/24‡‡ CONV	$384,000	$346,155
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	760,000	720,575
Fastly, Inc.
4.18%, 03/15/26Ω CONV	456,000	342,684
GoPro, Inc.
1.25%, 11/15/25 144A ‡‡ CONV	220,000	257,345
Granite Point Mortgage Trust, Inc. REIT
6.38%, 10/01/23‡‡ CONV	1,425,000	1,425,000
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 144A ‡‡ CONV	527,000	609,835
Groupon, Inc.
1.13%, 03/15/26 144A ‡‡ CONV	493,000	390,835
Haemonetics Corporation
3.82%, 03/01/26Ω CONV	580,000	488,789
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	819,000	717,649
Helix Energy Solutions Group, Inc.
4.13%, 09/15/23 CONV	193,000	199,841
6.75%, 02/15/26‡‡ CONV	250,000	287,675
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	436,000	432,207
II-VI, Inc.
0.25%, 09/01/22‡‡ CONV	250,000	386,500
Impinj, Inc.
1.13%, 05/15/27 144A ‡‡ CONV	278,000	262,189
Infinera Corporation
2.13%, 09/01/24‡‡ CONV	484,000	546,194
Innoviva, Inc.
2.13%, 01/15/23‡‡ CONV	524,000	580,657
Insmed, Inc.
0.75%, 06/01/28‡‡ CONV	726,000	703,494
iStar, Inc. REIT
3.13%, 09/15/22‡‡ CONV	300,000	510,900
Jamf Holding Corporation
0.13%, 09/01/26 144A ‡‡ CONV	316,000	314,598
Jazz Investments I, Ltd.
1.50%, 08/15/24‡‡ CONV	527,000	539,516
Kaman Corporation
3.25%, 05/01/24‡‡ CONV	365,000	376,425
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	800,000	659,000
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	979,000	807,297
Ligand Pharmaceuticals, Inc.
0.75%, 05/15/23‡‡ CONV	311,000	303,808
LivePerson, Inc.
3.57%, 12/15/26Ω ‡‡ CONV	679,000	541,555
Lumentum Holdings, Inc.
0.50%, 12/15/26‡‡ CONV	204,000	237,432
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 144A ‡‡ CONV	350,000	357,219
Magnite, Inc.
0.25%, 03/15/26 CONV	962,000	764,899

	Par	Value
Marathon Digital Holdings, Inc.
1.00%, 12/01/26 144A ‡‡ CONV	$1,047,000	$743,893
MFA Financial, Inc. REIT
6.25%, 06/15/24‡‡ CONV	1,154,000	1,170,589
MGIC Investment Corporation
9.00%, 04/01/63 144A ‡‡ CONV	602,000	809,690
MicroStrategy, Inc.
5.20%, 02/15/27Ω CONV	1,054,000	758,224
Mitek Systems, Inc.
0.75%, 02/01/26 144A ‡‡ CONV	360,000	361,350
NCL Corporation, Ltd.
2.50%, 02/15/27 144A ‡‡ CONV	420,000	401,940
New Relic, Inc.
0.50%, 05/01/23‡‡ CONV	495,000	497,475
NRG Energy, Inc.
2.75%, 06/01/48‡‡ CONV	823,000	906,113
OSI Systems, Inc.
1.25%, 09/01/22‡‡ CONV	445,000	450,841
Patrick Industries, Inc.
1.75%, 12/01/28 144A ‡‡ CONV	356,000	320,400
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	587,000	675,930
PennyMac Corporation REIT
5.50%, 11/01/24‡‡ CONV	500,000	497,187
5.50%, 03/15/26 CONV	1,000,000	959,375
Perficient, Inc.
0.13%, 11/15/26 144A ‡‡ CONV	422,000	379,167
Pioneer Natural Resources Co.
0.25%, 05/15/25 CONV	185,000	440,207
Porch Group, Inc.
0.75%, 09/15/26 144A ‡‡ CONV	414,000	276,345
PRA Group, Inc.
3.50%, 06/01/23‡‡ CONV	500,000	555,625
Progress Software Corporation
1.00%, 04/15/26 144A ‡‡ CONV	527,000	526,473
Q2 Holdings, Inc.
0.13%, 11/15/25‡‡ CONV	634,000	547,459
Realogy Group LLC
0.25%, 06/15/26 144A ‡‡ CONV	534,000	489,277
Redfin Corporation
0.50%, 04/01/27‡‡ CONV	413,000	278,156
Redwood Trust, Inc. REIT
5.63%, 07/15/24‡‡ CONV	228,000	228,571
RingCentral, Inc.
4.28%, 03/15/26Ω CONV	406,000	334,138
Royal Caribbean Cruises, Ltd.
4.25%, 06/15/23 CONV	467,000	612,377
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	890,000	874,981
Sabre GLBL, Inc.
4.00%, 04/15/25‡‡ CONV	350,000	579,425
Snap, Inc.
2.27%, 05/01/27 144A Ω ‡‡ CONV	575,000	492,775
	Par	Value
SoFi Technologies, Inc.
0.44%, 10/15/26 144A Ω ‡‡ CONV	$471,000	$381,816
Southwest Airlines Co.
1.25%, 05/01/25‡‡ CONV	232,000	315,694
Spirit Airlines, Inc.
1.00%, 05/15/26‡‡ CONV	324,000	292,248
Splunk, Inc.
1.13%, 06/15/27‡‡ CONV	355,000	340,800
Spotify U.S.A., Inc.
2.20%, 03/15/26Ω CONV	595,000	509,993
Stride, Inc.
1.13%, 09/01/27 CONV	707,000	704,879
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	653,000	686,303
Sunnova Energy International, Inc.
0.25%, 12/01/26 144A ‡‡ CONV	419,000	376,786
Travere Therapeutics, Inc.
2.50%, 09/15/25‡‡ CONV	524,000	547,580
Two Harbors Investment Corporation REIT
6.25%, 01/15/26‡‡ CONV	807,000	801,956
Unity Software, Inc.
2.39%, 11/15/26 144A Ω ‡‡ CONV	671,000	553,072
Upstart Holdings, Inc.
0.25%, 08/15/26 144A ‡‡ CONV	384,000	327,590
Upwork, Inc.
0.25%, 08/15/26 144A ‡‡ CONV	816,000	670,344
Verint Systems, Inc.
0.25%, 04/15/26 144A ‡‡ CONV	527,000	552,181
Wayfair, Inc.
0.63%, 10/01/25‡‡ CONV	578,000	477,428
Winnebago Industries, Inc.
1.50%, 04/01/25‡‡ CONV	597,000	654,013
WisdomTree Investments, Inc.
4.25%, 06/15/23 CONV	450,000	515,250
3.25%, 06/15/26 144A CONV	104,000	98,956
Wolfspeed, Inc.
0.25%, 02/15/28 144A CONV	141,000	160,123
Workiva, Inc.
1.13%, 08/15/26‡‡ CONV	256,000	412,960
Ziff Davis, Inc.
1.75%, 11/01/26 144A ‡‡ CONV	588,000	665,910
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	453,000	513,475
Total Corporate Bonds (Cost $55,125,998)		53,794,048
FOREIGN BONDS — 0.3%
Jersey — 0.2%
Encore Capital Europe Finance, Ltd.
4.50%, 09/01/23‡‡ CONV	397,000	595,897

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Norway — 0.1%
SFL Corporation, Ltd.
4.88%, 05/01/23‡‡ CONV	$427,000	$440,344
Turkey — 0.0%
Turkey Government Bond
12.20%, 01/18/23(T)	10,000	637
Total Foreign Bonds (Cost $888,715)		1,036,878
MORTGAGE-BACKED SECURITIES — 0.7%
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.60%, 09/15/43† IO	257,941	40,095
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.70%, 05/15/45† IO	265,810	43,511
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.60%, 05/15/46† IO	652,506	101,882
Federal Home Loan Mortgage Corporation REMIC, Series 5012
4.00%, 09/25/50 IO	191,320	34,002
Federal Home Loan Mortgage Corporation REMIC, Series 5020
3.00%, 08/25/50 IO	357,626	61,565
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.64%, 05/25/47† IO	380,430	64,631
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 2.50%, 03/25/48† IO	2,054,898	123,163
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.69%, 02/25/48† IO	224,616	32,365
Federal National Mortgage Association REMIC, Series 2020-38
4.00%, 06/25/50 IO	1,010,175	166,541
Federal National Mortgage Association REMIC, Series 2020-49
4.00%, 07/25/50 IO	430,290	75,670
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.64%, 07/25/50† IO	540,029	103,616
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-60
4.00%, 09/25/50 IO	$177,680	$31,968
Federal National Mortgage Association REMIC, Series 2020-62
4.00%, 06/25/48 IO	605,464	124,893
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 4.59%, 10/25/40† IO	636,196	93,503
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.25%, 08/20/45† IO	147,658	21,963
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 5.75%, 09/20/48† IO	442,184	77,427
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.70%, 10/20/48† IO	173,602	19,291
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.25%, 01/20/48† IO	366,103	41,361
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 01/20/49† IO	196,934	24,866
Government National Mortgage Association, Series 2019-110
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.65%, 09/20/49† IO	639,073	80,446
Government National Mortgage Association, Series 2019-111
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.70%, 01/20/49† IO	555,816	69,777
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	844,311	95,033
3.50%, 12/20/49 IO	494,663	62,218
Government National Mortgage Association, Series 2019-153
4.00%, 12/20/49 IO	2,558,514	350,137
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 3.34%, 02/20/49† IO	469,899	20,840

	Par	Value
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 01/20/49† IO	$165,190	$24,770
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	361,710	43,957
Government National Mortgage Association, Series 2020-21
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 02/20/50† IO	370,723	57,185
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	350,445	43,067
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 04/20/50† IO	571,283	87,232
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% - ICE LIBOR USD 1M, 6.44% Cap), 5.99%, 07/20/43† IO	585,150	85,095
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.60%, 08/20/49† IO	843,618	94,380
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	655,790	72,792
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	178,588	23,009
Total Mortgage-Backed Securities (Cost $3,099,652)		2,492,251

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 1.36% (Annually); Interest Rate Swap Maturing 7/14/2025 USD, Strike Price $1.36, Expires 06/13/22 (CITI)	1	$7,600,000	3,533
Pay 1-Day SONIA (Annually); Receive 0.42% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.42, Expires 12/12/22 (CITI)	1	8,270,000	635
	Number of Contracts	Notional Amount	Value
Pay 1-Day SONIA (Annually); Receive 0.46% (Annually); Interest Rate Swap Maturing 10/10/2023 GBP, Strike Price $0.46, Expires 12/12/22 (CITI)	1	$7,550,000	$635
Pay 1-Day SONIA (Annually); Receive 0.52% (Annually); Interest Rate Swap Maturing 11/15/2023 GBP, Strike Price $0.52, Expires 11/16/22 (CITI)	1	8,700,000	1,296
Pay 1-Day SONIA (Annually); Receive 0.54% (Annually); Interest Rate Swap Maturing 11/16/2023 GBP, Strike Price $0.54, Expires 07/12/22 (MSCS)	1	7,920,000	1,264
Total Purchased Options (Premiums paid $121,311)			7,363

	Par
U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bills
0.03%, 04/07/22Ω	$4,300,000	4,299,900
0.11%, 04/14/22Ω	4,300,000	4,299,789
0.16%, 04/21/22Ω	4,300,000	4,299,719
0.09%, 04/28/22Ω	33,800,000	33,797,433
0.20%, 05/05/22Ω	4,300,000	4,299,421
0.43%, 05/19/22Ω	4,300,000	4,298,600
0.31%, 06/02/22Ω	4,300,000	4,297,619
0.37%, 06/09/22Ω	4,300,000	4,296,951
0.17%, 06/16/22Ω	38,700,000	38,666,503
0.46%, 06/23/22Ω	4,300,000	4,295,427
Total U.S. Treasury Obligations (Cost $106,870,173)		106,851,362

	Shares
COMMON STOCKS — 6.6%
Communication Services — 0.0%
Escrow NII Holdings, Inc.††† *	76,167	19,804
Consumer Discretionary — 1.6%
Advance Auto Parts, Inc.	998	206,546
Amazon.com, Inc.*	17	55,419

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
American Eagle Outfitters, Inc.	10,520	$176,736
AutoNation, Inc.*	882	87,830
AutoZone, Inc.*	151	308,732
Bath & Body Works, Inc.	3,298	157,644
Best Buy Co., Inc.	4,619	419,867
Chewy, Inc. Class A*	6,277	255,976
Dick's Sporting Goods, Inc.	2,221	222,144
Dollar General Corporation	332	73,913
DoorDash, Inc. Class A*	1,288	150,941
eBay, Inc.	3,733	213,752
Etsy, Inc.*	356	44,244
Foot Locker, Inc.	4,385	130,059
Gap, Inc. (The)	11,743	165,341
Genuine Parts Co.	591	74,478
Home Depot, Inc. (The)	232	69,445
Kohl’s Corporation	1,942	117,413
Leslie's, Inc.*	3,364	65,127
Lithia Motors, Inc.	55	16,507
Lowe’s Cos., Inc.	1,074	217,152
Macy’s, Inc.	5,909	143,943
Murphy U.S.A., Inc.	678	135,573
O’Reilly Automotive, Inc.*	489	334,945
Ollie's Bargain Outlet Holdings, Inc.*	252	10,826
Penske Automotive Group, Inc.	1,001	93,814
Pool Corporation	871	368,302
Target Corporation	2,483	526,942
Tractor Supply Co.	538	125,553
Ulta Beauty, Inc.*	518	206,278
Williams-Sonoma, Inc.	2,359	342,055
		5,517,497
Consumer Staples — 0.9%
Albertsons Cos., Inc. Class A	7,063	234,845
Bunge, Ltd.	4,770	528,533
Casey’s General Stores, Inc.	1,162	230,273
Church & Dwight Co., Inc.	1,736	172,524
Colgate-Palmolive Co.	5,264	399,169
Costco Wholesale Corporation	481	276,984
Estee Lauder Cos., Inc. (The) Class A	121	32,951
Nu Skin Enterprises, Inc. Class A	1,675	80,199
Procter & Gamble Co. (The)	2,314	353,579
Sprouts Farmers Market, Inc.*	8,965	286,701
Walmart, Inc.	4,959	738,494
		3,334,252
Financials — 1.2%
Aflac, Inc.	5,893	379,450
Allstate Corporation (The)	3,051	422,594
Arch Capital Group, Ltd.*	2,929	141,822
Brighthouse Financial, Inc.*	532	27,483
Brown & Brown, Inc.	696	50,300
Cincinnati Financial Corporation	3,135	426,234
CNO Financial Group, Inc.	3,311	83,073
Erie Indemnity Co. Class A	1,577	277,757
Fidelity National Financial, Inc.	2,068	101,001
First American Financial Corporation	3,968	257,206
Globe Life, Inc.	825	82,995
Hanover Insurance Group, Inc. (The)	919	137,409
	Shares	Value
Markel Corporation*	166	$244,890
Marsh & McLennan Cos., Inc.	621	105,831
Mercury General Corporation	5,448	299,640
Old Republic International Corporation	8,610	222,741
Primerica, Inc.	1,575	215,491
RLI Corporation	1,820	201,347
Selective Insurance Group, Inc.	1,040	92,934
Travelers Cos., Inc. (The)	912	166,650
W.R. Berkley Corporation	1,684	112,171
		4,049,019
Information Technology — 1.3%
Amphenol Corporation Class A	520	39,182
Apple, Inc.	2,612	456,081
Arista Networks, Inc.*	1,149	159,688
Arrow Electronics, Inc.*	1,770	209,975
CDW Corporation	697	124,686
Ciena Corporation*	1,774	107,558
Cisco Systems, Inc.	8,934	498,160
Cognex Corporation	2,426	187,166
Dell Technologies, Inc. Class C*	3,655	183,444
F5, Inc.*	255	53,282
HP, Inc.	18,697	678,701
IPG Photonics Corporation*	1,540	169,030
Keysight Technologies, Inc.*	2,048	323,523
Motorola Solutions, Inc.	206	49,893
National Instruments Corporation	1,951	79,191
NetApp, Inc.	2,682	222,606
Pure Storage, Inc. Class A*	1,961	69,243
Trimble, Inc.*	2,034	146,733
Ubiquiti, Inc.	780	227,105
Vishay Intertechnology, Inc.	15,688	307,485
Vontier Corporation	4,624	117,403
Zebra Technologies Corporation Class A*	358	148,105
		4,558,240
Materials — 1.6%
AptarGroup, Inc.	1,144	134,420
Axalta Coating Systems, Ltd.*	2,040	50,143
Ball Corporation	1,833	164,970
Berry Global Group, Inc.*	224	12,983
Celanese Corporation	906	129,440
Corteva, Inc.	2,441	140,309
Eagle Materials, Inc.	267	34,272
Element Solutions, Inc.	27,777	608,316
FMC Corporation‡‡	502	66,048
Huntsman Corporation	4,046	151,765
Ingevity Corporation*	1,496	95,849
International Paper Co.	1,742	80,393
Louisiana-Pacific Corporation	1,792	111,319
Mosaic Co. (The)	8,011	532,732
NewMarket Corporation	534	173,219
Nucor Corporation	2,122	315,435
Reliance Steel & Aluminum Co.	2,366	433,806
Royal Gold, Inc.	2,473	349,385
RPM International, Inc.	1,279	104,162

	Shares	Value
Sealed Air Corporation	7,695	$515,257
Sensient Technologies Corporation	2,288	192,078
Sherwin-Williams Co. (The)	1,026	256,110
Silgan Holdings, Inc.	3,182	147,104
Steel Dynamics, Inc.	5,186	432,668
Sylvamo Corporation*	1,750	58,240
United States Steel Corporation	1,809	68,272
Valvoline, Inc.	3,783	119,392
Westlake Corporation	1,369	168,935
Westrock Co.	206	9,688
		5,656,710
Total Common Stocks (Cost $22,148,285)		23,135,522
FOREIGN COMMON STOCKS — 0.2%
Ireland — 0.1%
Seagate Technology Holdings PLC	467	41,983
Willis Towers Watson PLC	648	153,071
		195,054
Jersey — 0.0%
Amcor PLC	11,250	127,463
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,978	306,198
Switzerland — 0.0%
Chubb, Ltd.	546	116,789
Total Foreign Common Stocks (Cost $691,540)		745,504
PREFERRED STOCKS — 1.7%
AGNC Investment Corporation
(Variable, ICE LIBOR USD 3M + 4.70%), 6.13% †	11,804	275,387
AMG Capital Trust II
5.15%, 10/15/37 CONV †††	6,846	370,615
Arbor Realty Trust, Inc.
(Variable, U.S. SOFR + 5.44%), 6.25% †	22,457	554,463
Chimera Investment Corporation
(Variable, ICE LIBOR USD 3M + 5.79%), 8.00% †	14,323	355,927
Cowen, Inc.
5.63% CONV	320	389,101
Fluor Corporation
6.50% 144A CONV	576	827,908
Granite Point Mortgage Trust, Inc.
(Variable, U.S. SOFR + 5.83%), 7.00% †	13,757	332,369
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	11,136
MFA Financial, Inc.
(Variable, ICE LIBOR USD 3M + 5.35%), 6.50% †	28,934	659,406
NCR Corporation
PIK, 5.50% CONV	250	372,725
New Residential Investment Corporation
(Variable, ICE LIBOR USD 3M + 4.97%), 6.38% †	28,012	603,939
	Shares	Value
New York Community Capital Trust V
6.00%, 11/01/51 CONV	9,291	$461,680
New York Mortgage Trust, Inc.
(Variable, U.S. SOFR + 6.13%), 6.88% †	11,165	256,907
RBC Bearings, Inc.
5.00%, 10/15/24 CONV	1,916	191,063
Ready Capital Corporation
7.00%, 08/15/23 CONV	11,500	301,875
Total Preferred Stocks (Cost $6,007,394)		5,964,501
FOREIGN PREFERRED STOCK — 0.1%
Canada — 0.1%
Algonquin Power & Utilities Corporation
7.75%, 06/15/24 CONV (Cost $338,590)	6,766	335,323
MUTUAL FUNDS — 0.1%
ProShares Short 20+ Year Treasury* (Cost $296,408)	17,007	300,854
MONEY MARKET FUNDS — 38.5%
GuideStone Money Market Fund, 0.19% (Institutional Class)Ø ∞	8,333,463	8,333,463
Northern Institutional U.S. Government Portfolio (Shares), 0.06%Ø	126,576,971	126,576,971
Total Money Market Funds (Cost $134,910,434)		134,910,434
TOTAL INVESTMENTS —94.0% (Cost $330,498,500)		329,574,040
COMMON STOCKS SOLD SHORT — (4.7)%
Communication Services — (0.3)%
Bandwidth, Inc. Class A *	(742)	(24,033)
Cable One, Inc.	(150)	(219,636)
DISH Network Corporation Class A *	(3,871)	(122,517)
Magnite, Inc. *	(3,014)	(39,815)
Snap, Inc. Class A *	(2,856)	(102,787)
Spotify Technology SA *	(275)	(41,531)
TripAdvisor, Inc. *	(3,505)	(95,056)
Ziff Davis, Inc. *	(3,781)	(365,925)
		(1,011,300)
Consumer Discretionary — (0.6)%
Burlington Stores, Inc. *	(1,091)	(198,748)
Callaway Golf Co. *	(9,527)	(223,122)
Cheesecake Factory, Inc. (The) *	(1,444)	(57,457)
Chegg, Inc. *	(1,671)	(60,624)
GoPro, Inc. Class A *	(17,050)	(145,437)
Groupon, Inc. *	(1,345)	(25,864)
Norwegian Cruise Line Holdings, Ltd. *	(6,510)	(142,439)
Patrick Industries, Inc.	(1,958)	(118,067)
Porch Group, Inc. *	(4,968)	(34,503)
Royal Caribbean Cruises, Ltd. *	(4,276)	(358,243)
Stride, Inc. *	(7,801)	(283,410)
Wayfair, Inc. Class A *	(289)	(32,015)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Winnebago Industries, Inc.	(5,038)	$(272,203)
		(1,952,132)
Consumer Staples — (0.2)%
Beauty Health Co. (The) *	(7,792)	(131,529)
Bunge, Ltd.	(4,748)	(526,126)
Chefs' Warehouse, Inc. (The) *	(6,100)	(198,860)
		(856,515)
Energy — (0.3)%
Centennial Resource Development, Inc. Class A *	(63,636)	(513,542)
Helix Energy Solutions Group, Inc. *	(18,597)	(88,894)
Pioneer Natural Resources Co.	(1,628)	(407,049)
SFL Corporation, Ltd.	(6,100)	(62,098)
		(1,071,583)
Financials — (0.4)%
Affiliated Managers Group, Inc.	(352)	(49,614)
Coinbase Global, Inc. Class A *	(529)	(100,436)
Cowen, Inc. Class A	(8,710)	(236,041)
Encore Capital Group, Inc. *	(7,605)	(477,062)
LendingTree, Inc. *	(195)	(23,336)
PRA Group, Inc. *	(5,100)	(229,908)
SoFi Technologies, Inc. *	(6,350)	(60,007)
Upstart Holdings, Inc. *	(538)	(58,690)
WisdomTree Investments, Inc.	(45,565)	(267,467)
		(1,502,561)
Health Care — (0.4)%
Alphatec Holdings, Inc. *	(6,300)	(72,450)
Coherus Biosciences, Inc. *	(16,384)	(211,517)
CryoPort, Inc. *	(2,704)	(94,397)
Exact Sciences Corporation *	(2,566)	(179,415)
Haemonetics Corporation *	(660)	(41,725)
Halozyme Therapeutics, Inc. *	(4,373)	(174,395)
Innoviva, Inc. *	(11,930)	(230,846)
Insmed, Inc. *	(13,311)	(312,808)
Ligand Pharmaceuticals, Inc. *	(124)	(13,949)
Travere Therapeutics, Inc. *	(6,097)	(157,120)
		(1,488,622)
Industrials — (0.7)%
Air Transport Services Group, Inc. *	(13,457)	(450,137)
Array Technologies, Inc. *	(15,915)	(179,362)
Bloom Energy Corporation Class A *	(10,344)	(249,808)
Fluor Corporation *	(19,134)	(548,955)
Greenbrier Cos., Inc. (The)	(5,749)	(296,131)
Kaman Corporation	(1,707)	(74,220)
RBC Bearings, Inc. *	(707)	(137,073)
Southwest Airlines Co. *	(4,083)	(187,001)
Spirit Airlines, Inc. *	(2,651)	(57,977)
Upwork, Inc. *	(4,320)	(100,397)
		(2,281,061)
Information Technology — (1.2)%
8x8, Inc. *	(2,880)	(36,259)
	Shares	Value
Avaya Holdings Corporation *	(436)	$(5,524)
Bentley Systems, Inc. Class B	(2,824)	(124,764)
BigCommerce Holdings, Inc. Series 1 *	(2,577)	(56,462)
Ceridian HCM Holding, Inc. *	(2,266)	(154,904)
DigitalOcean Holdings, Inc. *	(1,265)	(73,180)
Enphase Energy, Inc. *	(1,276)	(257,471)
Envestnet, Inc. *	(2,226)	(165,703)
Everbridge, Inc. *	(576)	(25,137)
Fastly, Inc. Class A *	(477)	(8,290)
I3 Verticals, Inc. Class A *	(3,837)	(106,899)
II-VI, Inc. *	(4,131)	(299,456)
Impinj, Inc. *	(1,575)	(100,076)
Infinera Corporation *	(21,470)	(186,145)
Jamf Holding Corporation *	(3,476)	(121,000)
LivePerson, Inc. *	(3,395)	(82,906)
Lumentum Holdings, Inc. *	(1,116)	(108,922)
MACOM Technology Solutions Holdings, Inc. *	(2,567)	(153,686)
Marathon Digital Holdings, Inc. *	(5,654)	(158,029)
MicroStrategy, Inc. Class A *	(296)	(143,951)
Mitek Systems, Inc. *	(11,280)	(165,478)
NCR Corporation *	(5,464)	(219,598)
New Relic, Inc. *	(900)	(60,192)
OSI Systems, Inc. *	(415)	(35,325)
Perficient, Inc. *	(994)	(109,429)
Progress Software Corporation	(5,002)	(235,544)
Q2 Holdings, Inc. *	(1,359)	(83,782)
RingCentral, Inc. Class A *	(198)	(23,208)
Sabre Corporation *	(26,149)	(298,883)
Splunk, Inc. *	(541)	(80,398)
Unity Software, Inc. *	(633)	(62,800)
Verint Systems, Inc. *	(4,963)	(256,587)
Wolfspeed, Inc. *	(710)	(80,841)
Workiva, Inc. *	(2,254)	(265,972)
		(4,346,801)
Real Estate — (0.5)%
iStar, Inc. REIT	(19,615)	(459,187)
Pebblebrook Hotel Trust REIT	(15,458)	(378,412)
Realogy Holdings Corporation *	(12,318)	(193,146)
Redfin Corporation *	(1,136)	(20,494)
Summit Hotel Properties, Inc. REIT *	(33,478)	(333,441)
Zillow Group, Inc. Class C *	(3,707)	(182,718)
		(1,567,398)
Utilities — (0.1)%
NRG Energy, Inc.	(9,314)	(357,285)
Sunnova Energy International, Inc. *	(4,920)	(113,455)
		(470,740)
Total Common Stocks Sold Short (Proceeds $(16,949,372))		(16,548,713)

	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (0.1)%
Canada — (0.1)%
Algonquin Power & Utilities Corporation	(13,918)	$(216,007)
Ireland — (0.0)%
Jazz Pharmaceuticals PLC *	(668)	(103,988)
Total Foreign Common Stocks Sold Short (Proceeds $(305,885))		(319,995)
TOTAL SECURITIES SOLD SHORT —(4.8)% (Proceeds $(17,255,257))		(16,868,708)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.3)%
Call Options — (0.1)%
Avaya Holdings Corp., Strike Price $13.00, Expires 04/14/22 (Evercore)	(28)	$(35,476)	(1,260)
Bloom Energy Corp., Strike Price $24.00, Expires 05/20/22 (Evercore)	(30)	(72,450)	(8,250)
Callaway Golf Co., Strike Price $24.00, Expires 04/14/22 (Evercore)	(30)	(70,260)	(1,800)
Coinbase Gbl. Inc., Strike Price $190.00, Expires 05/20/22 (Evercore)	(3)	(56,958)	(5,775)
Enphase Energy, Inc., Strike Price $190.00, Expires 04/14/22 (Evercore)	(5)	(100,890)	(8,600)
Exact Sciences, Inc., Strike Price $65.00, Expires 07/15/22 (Evercore)	(14)	(97,888)	(18,620)
II-VI, Inc., Strike Price $70.00, Expires 07/15/22 (Evercore)	(11)	(79,739)	(7,865)
Infinera Corp., Strike Price $9.00, Expires 05/20/22 (Evercore)	(98)	(84,966)	(5,390)
	Number of Contracts	Notional Amount	Value
Insmed Incorporated, Strike Price $23.00, Expires 05/20/22 (Evercore)	(45)	$(105,750)	$(9,225)
Lumentum Holdings Inc., Strike Price $92.50, Expires 04/14/22 (Evercore)	(4)	(39,040)	(2,780)
Sabre Corp., Strike Price $9.00, Expires 04/14/22 (Evercore)	(89)	(101,727)	(22,161)
SoFi Technologies, Inc., Strike Price $10.00, Expires 05/20/22 (Evercore)	(42)	(39,690)	(3,864)
Sunnova Energy Intl., Strike Price $17.50, Expires 04/14/22 (Evercore)	(24)	(55,344)	(13,800)
Winnebago Industries, Inc., Strike Price $60.00, Expires 04/14/22 (Evercore)	(19)	(102,657)	(570)
Workiva Inc., Strike Price $115.00, Expires 05/20/22 (Evercore)	(6)	(70,800)	(6,000)
			(115,960)
Call Swaptions — (0.0)%
Pay 0.38% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.38, Expires 12/12/22 (CITI)	(1)	(850,000)	(1,504)
Pay 0.42% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 10/10/2032 GBP, Strike Price $0.42, Expires 12/12/22 (CITI)	(1)	(780,000)	(1,559)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 0.55% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/15/2032 GBP, Strike Price $0.55, Expires 11/15/22 (CITI)	(1)	$(900,000)	$(3,679)
Pay 0.60% (Annually); Receive 1-Day SONIA (Annually); Interest Rate Swap Maturing 11/16/2032 GBP, Strike Price $0.60, Expires 07/12/22 (MSCS)	(1)	(820,000)	(3,557)
Pay 1.29% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 12/14/2023 USD, Strike Price $1.29, Expires 06/13/22 (CITI)	(2)	(42,400,000)	(15,290)
Pay 1.59% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 7/14/2032 USD, Strike Price $1.59, Expires 11/15/22 (CITI)	(1)	(2,440,000)	(10,799)
			(36,388)
Number of Contracts	Notional Amount	Value
Put Swaptions — (0.2)%
Pay 3-Month LIBOR (Quarterly); Receive 1.29% (Semiannually); Interest Rate Swap Maturing 12/14/2023 USD, Strike Price $1.29, Expires 06/13/22 (CITI) (1)	$(21,200,000)	$(362,704)
Pay 3-Month LIBOR (Quarterly); Receive 1.29% (Semiannually); Interest Rate Swap Maturing 12/14/2023 USD, Strike Price $1.29, Expires 07/20/22 (CITI) (1)	(21,200,000)	(362,705)
		(725,409)
Total Written Options (Premiums received $ (428,530))		(877,757)
Other Assets in Excess of Liabilities — 11.1%		38,987,506
NET ASSETS — 100.0%		$350,815,081

Futures Contracts outstanding at March 31, 2022:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	06/2022	(4)	$(570,206)	$2,986
Euro-BTP Italian Government Bond	06/2022	(1)	(153,005)	6,330
Euro-Bund	06/2022	(2)	(351,036)	11,632
Euro-OAT	06/2022	(1)	(167,608)	7,300
Australian Dollars/U.S. Dollars	06/2022	(265)	(19,865,725)	(459,113)
British Pounds/U.S. Dollars	06/2022	(2)	(164,138)	773
Mexican Pesos/U.S. Dollars	06/2022	(8)	(198,920)	(12,571)
New Zealand Dollars/U.S. Dollars	06/2022	(21)	(1,454,040)	(18,588)
South African Rand/U.S. Dollars	06/2022	(14)	(474,950)	(15,568)
Swiss Francs/U.S. Dollars	06/2022	(3)	(407,663)	(5,271)
U.S. Dollars/Czech Republic Koruna	06/2022	1	100,755	(6,198)
U.S. Dollars/Norwegian Kroner	06/2022	10	999,091	(16,060)
U.S. Dollars/Swedish Kronor	06/2022	11	1,096,040	(53,669)
Canadian Dollars/U.S. Dollars	06/2022	(9)	(720,810)	(18,753)
Euro/U.S. Dollars	06/2022	(195)	(27,053,812)	(174,563)
Japanese Yen/U.S. Dollars	06/2022	(27)	(2,780,156)	64,543
NASDAQ 100 E-Mini	06/2022	24	7,137,000	250,990

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2022	52	$11,779,950	$149,582
10-Year U.S. Treasury Note	06/2022	287	35,265,125	(755,901)
U.S. Treasury Long Bond	06/2022	2	300,125	(9,346)
Ultra 10-Year U.S. Treasury Note	06/2022	(203)	(27,500,156)	869,053
Ultra Long U.S. Treasury Bond	06/2022	16	2,834,000	(19,250)
Long GILT	06/2022	(5)	(796,269)	13,986
10-Year Bond	06/2022	(7)	(731,048)	29,195
2-Year U.S. Treasury Note	06/2022	(84)	(17,801,437)	146,577
5-Year U.S. Treasury Note	06/2022	(227)	(26,034,063)	473,547
Total Futures Contracts outstanding at March 31, 2022			$(67,712,956)	$461,643
Forward Foreign Currency Contracts outstanding at March 31, 2022:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/14/22	U.S. Dollars	979,000	Turkish Lira	9,446,860	MSCS	$371,451
05/05/22	U.S. Dollars	4,433,028	Euro	3,883,119	MSCS	132,552
04/21/22	Australian Dollars	3,231,391	U.S. Dollars	2,297,204	MSCS	121,451
06/15/22	Australian Dollars	4,398,506	U.S. Dollars	3,209,479	MSCS	86,375
04/08/22	U.S. Dollars	1,859,297	Swedish Kronor	16,821,731	MSCS	69,949
06/15/22	U.S. Dollars	2,136,623	Japanese Yen	251,967,448	MSCS	62,545
06/15/22	Swedish Kronor	13,427,052	U.S. Dollars	1,372,134	MSCS	58,778
05/06/22	U.S. Dollars	853,342	Polish Zloty	3,410,710	MSCS	44,454
06/15/22	Mexican Pesos	27,783,299	U.S. Dollars	1,333,428	MSCS	44,105
04/05/22	U.S. Dollars	1,312,197	British Pounds	966,312	MSCS	42,841
04/12/22	Mexican Pesos	24,589,541	U.S. Dollars	1,190,850	MSCS	42,830
04/21/22	U.S. Dollars	1,045,192	Hungarian Forint	335,154,000	MSCS	38,908
06/15/22	South African Rand	17,800,275	U.S. Dollars	1,167,763	MSCS	38,385
06/15/22	Canadian Dollars	1,755,104	U.S. Dollars	1,375,226	MSCS	28,414
06/15/22	Norwegian Kroner	10,354,104	U.S. Dollars	1,148,083	MSCS	27,445
04/22/22	U.S. Dollars	464,579	Japanese Yen	53,421,888	MSCS	25,570
04/04/22	Brazilian Reals	1,682,216	U.S. Dollars	327,500	MSCS	25,439
06/15/22	New Zealand Dollars	2,632,600	U.S. Dollars	1,796,908	MSCS	25,179
05/04/22	Russian Rubles	6,633,675	U.S. Dollars	52,440	MSCS	24,691
04/26/22	Canadian Dollars	2,069,634	U.S. Dollars	1,634,165	MSCS	21,123
04/11/22	U.S. Dollars	1,808,767	South Korean Won	2,173,011,967	MSCS	17,875
04/27/22	Chilean Pesos	599,314,575	U.S. Dollars	744,227	MSCS	13,759
06/15/22	Euro	1,000,708	U.S. Dollars	1,096,863	MSCS	13,523
04/13/22	U.S. Dollars	1,832,418	Indian Rupees	138,341,879	MSCS	12,138
05/12/22	New Zealand Dollars	739,742	U.S. Dollars	500,536	MSCS	11,782
05/05/22	Euro	654,016	U.S. Dollars	713,143	MSCS	11,166
04/26/22	U.S. Dollars	536,716	Czech Republic Koruna	11,639,634	MSCS	10,876
04/08/22	Swedish Kronor	5,426,472	U.S. Dollars	568,273	MSCS	8,947
04/15/22	U.S. Dollars	278,038	Taiwan Dollars	7,715,290	MSCS	8,586
06/15/22	Swedish Kronor	9,992,214	Euro	951,995	MSCS	8,531
06/15/22	Czech Republic Koruna	4,173,692	U.S. Dollars	178,880	MSCS	8,529
04/26/22	South African Rand	2,269,389	U.S. Dollars	147,032	MSCS	7,757
04/21/22	Hungarian Forint	135,358,537	U.S. Dollars	398,849	MSCS	7,559
04/25/22	Norwegian Kroner	8,140,243	U.S. Dollars	916,827	MSCS	7,503
04/11/22	South Korean Won	640,545,329	U.S. Dollars	521,129	MSCS	6,778
06/15/22	New Zealand Dollars	1,276,771	Australian Dollars	1,170,400	MSCS	6,690

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/05/22	Polish Zloty	1,323,042	U.S. Dollars	307,354	MSCS	$6,455
04/26/22	Czech Republic Koruna	8,222,250	U.S. Dollars	365,190	MSCS	6,264
06/15/22	Euro	490,910	Swiss Francs	497,573	MSCS	4,428
06/15/22	Japanese Yen	41,783,402	U.S. Dollars	340,206	MSCS	3,735
06/15/22	Australian Dollars	367,103	Euro	244,824	MSCS	3,419
04/25/22	U.S. Dollars	234,007	Swiss Francs	213,000	MSCS	3,305
06/15/22	Singapore Dollars	1,150,708	U.S. Dollars	846,112	MSCS	2,907
04/25/22	U.S. Dollars	183,461	Norwegian Kroner	1,595,427	MSCS	2,299
06/15/22	U.S. Dollars	448,471	British Pounds	339,892	MSCS	2,098
06/15/22	Hungarian Forint	35,670,145	U.S. Dollars	104,390	MSCS	1,857
06/15/22	Swiss Francs	514,306	U.S. Dollars	556,767	MSCS	1,689
04/15/22	Taiwan Dollars	7,509,364	U.S. Dollars	260,805	MSCS	1,455
06/15/22	Indonesian Rupiahs	3,843,068,546	U.S. Dollars	265,883	MSCS	1,353
06/15/22	U.S. Dollars	497,448	Euro	447,154	MSCS	1,286
06/14/22	Turkish Lira	4,310,190	U.S. Dollars	276,020	MSCS	1,178
06/15/22	U.S. Dollars	207,205	Czech Republic Koruna	4,592,278	MSCS	999
06/15/22	Swiss Francs	245,130	Euro	238,990	MSCS	989
05/13/22	Indonesian Rupiahs	7,594,660,523	U.S. Dollars	527,880	MSCS	899
06/15/22	U.S. Dollars	357,657	New Zealand Dollars	515,906	MSCS	586
06/15/22	British Pounds	142,700	U.S. Dollars	186,930	MSCS	474
04/28/22	U.S. Dollars	74,108	Hong Kong Dollars	577,594	MSCS	355
06/15/22	U.S. Dollars	258,742	Chinese Offshore Yuan	1,650,014	MSCS	250
06/15/22	U.S. Dollars	116,115	Australian Dollars	154,864	MSCS	74
06/15/22	Euro	386,437	Swedish Kronor	4,023,000	MSCS	62
Subtotal Appreciation						$1,542,900
06/15/22	Canadian Dollars	328,388	Euro	236,717	MSCS	$(34)
04/11/22	U.S. Dollars	252,527	South Korean Won	306,706,753	MSCS	(246)
06/15/22	South Korean Won	129,318,958	U.S. Dollars	106,716	MSCS	(334)
04/26/22	Czech Republic Koruna	3,295,307	U.S. Dollars	149,281	MSCS	(410)
04/21/22	Australian Dollars	576,360	U.S. Dollars	431,947	MSCS	(549)
06/15/22	U.S. Dollars	155,681	Chilean Pesos	124,614,776	MSCS	(622)
06/15/22	Chinese Offshore Yuan	1,017,122	U.S. Dollars	159,980	MSCS	(637)
04/29/22	Singapore Dollars	103,302	U.S. Dollars	76,853	MSCS	(644)
05/16/22	Colombian Pesos	1,697,158,396	U.S. Dollars	447,746	MSCS	(763)
05/03/22	Brazilian Reals	1,617,710	U.S. Dollars	337,542	MSCS	(888)
06/15/22	Indian Rupees	19,944,315	U.S. Dollars	261,000	MSCS	(941)
06/15/22	Chilean Pesos	82,711,109	U.S. Dollars	104,824	MSCS	(1,080)
06/15/22	British Pounds	249,611	U.S. Dollars	328,896	MSCS	(1,088)
06/15/22	Euro	231,701	Canadian Dollars	322,973	MSCS	(1,201)
05/13/22	Indonesian Rupiahs	7,455,171,806	U.S. Dollars	520,349	MSCS	(1,283)
06/15/22	Australian Dollars	349,565	Euro	237,345	MSCS	(1,424)
06/15/22	U.S. Dollars	365,305	South Korean Won	446,210,487	MSCS	(1,762)
06/15/22	Taiwan Dollars	7,332,670	U.S. Dollars	258,831	MSCS	(1,843)
06/15/22	Swiss Francs	1,018,934	Euro	999,000	MSCS	(2,087)
04/25/22	U.S. Dollars	289,122	Swiss Francs	269,095	MSCS	(2,337)
04/15/22	U.S. Dollars	1,153,000	Taiwan Dollars	33,082,107	MSCS	(2,374)
04/13/22	U.S. Dollars	262,721	Indian Rupees	20,168,331	MSCS	(2,650)
04/05/22	U.S. Dollars	1,082,000	Indian Rupees	82,361,840	MSCS	(3,687)
06/15/22	U.S. Dollars	323,237	Israeli Shekels	1,041,152	MSCS	(3,819)
06/15/22	U.S. Dollars	3,436,686	British Pounds	2,619,990	MSCS	(4,083)
04/25/22	Swiss Francs	662,543	U.S. Dollars	722,164	MSCS	(4,560)
04/08/22	U.S. Dollars	844,970	Swedish Kronor	7,988,233	MSCS	(4,748)
04/27/22	U.S. Dollars	211,941	Chilean Pesos	171,939,111	MSCS	(5,520)
06/15/22	U.S. Dollars	955,327	Swiss Francs	885,328	MSCS	(6,000)
05/31/22	U.S. Dollars	848,638	Indonesian Rupiahs	12,285,565,373	MSCS	(6,216)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/15/22	Swedish Kronor	5,010,354	U.S. Dollars	540,192	MSCS	$(6,242)
06/15/22	U.S. Dollars	787,843	Indian Rupees	60,927,245	MSCS	(6,604)
06/15/22	U.S. Dollars	1,566,009	Chinese Offshore Yuan	10,040,609	MSCS	(6,959)
06/15/22	U.S. Dollars	205,312	Australian Dollars	285,263	MSCS	(8,439)
06/15/22	Norwegian Kroner	8,802,663	U.S. Dollars	1,007,873	MSCS	(8,483)
06/15/22	Euro	1,269,211	U.S. Dollars	1,416,933	MSCS	(8,620)
04/25/22	U.S. Dollars	1,123,683	Norwegian Kroner	9,976,853	MSCS	(9,196)
04/04/22	U.S. Dollars	108,908	Brazilian Reals	565,830	MSCS	(9,807)
05/05/22	U.S. Dollars	1,617,872	Euro	1,469,746	MSCS	(9,842)
06/15/22	U.S. Dollars	538,901	Norwegian Kroner	4,839,483	MSCS	(10,538)
04/11/22	South Korean Won	1,587,699,399	U.S. Dollars	1,320,502	MSCS	(11,996)
06/15/22	Norwegian Kroner	6,817,720	Euro	708,590	MSCS	(12,217)
05/12/22	U.S. Dollars	265,185	New Zealand Dollars	402,507	MSCS	(13,576)
06/15/22	Euro	245,369	Czech Republic Koruna	6,390,637	MSCS	(14,695)
04/13/22	Indian Rupees	112,358,587	U.S. Dollars	1,493,769	MSCS	(15,374)
06/15/22	U.S. Dollars	567,558	South African Rand	8,611,410	MSCS	(15,951)
06/15/22	U.S. Dollars	640,885	Canadian Dollars	822,101	MSCS	(16,588)
04/22/22	Japanese Yen	35,219,353	U.S. Dollars	306,228	MSCS	(16,804)
05/04/22	Russian Rubles	13,945,975	U.S. Dollars	180,437	MSCS	(18,284)
06/15/22	Euro	486,981	Swedish Kronor	5,247,030	MSCS	(18,819)
04/21/22	Hungarian Forint	163,348,570	U.S. Dollars	509,410	MSCS	(18,963)
05/16/22	U.S. Dollars	425,847	Colombian Pesos	1,688,907,349	MSCS	(18,963)
04/26/22	U.S. Dollars	1,449,800	Canadian Dollars	1,838,053	MSCS	(20,271)
04/05/22	British Pounds	1,150,709	U.S. Dollars	1,533,258	MSCS	(21,678)
06/15/22	U.S. Dollars	1,530,504	New Zealand Dollars	2,242,866	MSCS	(21,839)
05/06/22	Polish Zloty	2,039,000	U.S. Dollars	510,147	MSCS	(26,575)
04/12/22	U.S. Dollars	805,054	Mexican Pesos	16,714,043	MSCS	(33,505)
06/15/22	U.S. Dollars	752,714	Hungarian Forint	264,308,022	MSCS	(34,555)
06/15/22	U.S. Dollars	614,444	Turkish Lira	10,128,887	MSCS	(36,438)
06/15/22	U.S. Dollars	3,256,131	Euro	2,971,628	MSCS	(41,184)
04/21/22	U.S. Dollars	201,761	Russian Rubles	20,579,650	MSCS	(42,384)
04/26/22	U.S. Dollars	1,387,639	South African Rand	21,066,260	MSCS	(49,238)
04/08/22	Swedish Kronor	19,039,305	U.S. Dollars	2,087,193	MSCS	(61,960)
06/15/22	U.S. Dollars	1,519,761	Swedish Kronor	14,880,675	MSCS	(66,063)
06/15/22	Japanese Yen	183,613,358	U.S. Dollars	1,585,654	MSCS	(74,236)
04/21/22	U.S. Dollars	2,478,102	Australian Dollars	3,446,267	MSCS	(101,383)
05/05/22	Euro	4,471,028	U.S. Dollars	5,110,829	MSCS	(159,257)
06/14/22	Turkish Lira	5,136,670	U.S. Dollars	490,000	MSCS	(159,649)
Subtotal Depreciation						$(1,291,005)
Total Forward Foreign Currency Contracts outstanding at March 31, 2022						$251,895
Swap Agreements outstanding at March 31, 2022:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3.00% (Quarterly)	3-Month Malaysia Interbank Rate (Quarterly)	6/15/2024	BOA	MYR	28,330,000	$(8,622)	$(2,630)	$(5,992)
						$(8,622)	$(2,630)	$(5,992)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.40% (Upon termination)	1/2/2023	BRL	3,175,953	$6,270	$(298)	$6,568
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	11,831,599	131,713	7,701	124,012
12.30% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2024	BRL	1,496,046	4,638	1,905	2,733
1-Day SOFR (Annually)	1.29% (Annually)	1/12/2024	USD	41,010,000	593,660	263,920	329,740
1.73% (Annually)	1-Day SOFR (Annually)	2/9/2024	USD	12,050,000	126,180	204	125,976
2.50% (Annually)	1-Day SOFR (Annually)	3/14/2024	USD	4,630,000	14,586	9,135	5,451
1.00% (Semiannually)	3-Month CDOR (Semiannually)	3/16/2024	CAD	3,440,000	90,409	56,322	34,087
1.75% (Annually)	1-Day SOFR (Annually)	3/16/2024	USD	12,980,000	150,042	40,083	109,959
1-Day SOFR (Annually)	0.25% (Annually)	3/16/2024	USD	4,620,000	176,033	125,626	50,407
3-Month EURIBOR (Quarterly)	0.25% (Annually)	3/16/2024	EUR	11,920,000	74,099	68,080	6,019
2.00% (Annually)	1-Day SOFR (Annually)	3/24/2024	USD	7,050,000	28,356	19,259	9,097
8.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/12/2024	MXN	149,670,000	5,564	—	5,564
1.25% (Annually)	3-Month TELBOR (Quarterly)	6/15/2024	ILS	23,575,000	53,593	8,412	45,181
1-Day ESTR (Annually)	0.25% (Annually)	6/15/2024	EUR	2,810,000	(16,804)	(16,804)	—
2.00% (Annually)	6-Month NIBOR (Semiannually)	6/15/2024	NOK	64,780,000	97,635	91,404	6,231
3-Month STIBOR (Quarterly)	0.75% (Annually)	6/15/2024	SEK	87,830,000	(156,141)	(156,398)	257
4.50% (Annually)	6-Month PRIBOR (Semiannually)	6/15/2024	CZK	91,350,000	61,181	36,966	24,215
6.50% (Annually)	6-Month BUBOR (Semiannually)	6/15/2024	HUF	979,650,000	51,251	45,600	5,651
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	11,056,630	40,541	4,358	36,183
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	690	(174)	864
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	5,053,365	14,986	12,131	2,855
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	8.50% (Upon termination)	1/4/2027	BRL	5,399,512	115,377	(19,070)	134,447
0.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/16/2027	JPY	62,300,000	(2,484)	(2,552)	68
0.50% (Annually)	1-Day SONIA (Annually)	3/16/2027	GBP	4,220,000	359,915	228,488	131,427
1.00% (Annually)	1-Day SOFR (Annually)	3/16/2027	USD	22,970,000	1,290,785	1,079,627	211,158
1.75% (Semiannually)	3-Month CDOR (Semiannually)	3/16/2027	CAD	710,000	27,026	9,018	18,008
2.00% (Annually)	6-Month NIBOR (Semiannually)	3/16/2027	NOK	2,030,000	8,937	7,135	1,802
1.32% (Annually)	6-Month EURIBOR (Semiannually)	3/31/2027	EUR	4,760,000	6,150	(13,404)	19,554
1-Day CLP-TNA (Semiannually)	6.45% (Semiannually)	6/15/2027	CLP	1,357,100,000	18,225	12,983	5,242
1-Day COP-IBR-OIS (Quarterly)	8.20% (Quarterly)	6/15/2027	USD	5,041,110,000	(202)	(274)	72
1.96% (Semiannually)	3-Month CDOR (Semiannually)	12/18/2028	CAD	8,720,000	281,329	93,712	187,617
1-Day SOFR (Annually)	2.13% (Annually)	11/15/2031	USD	11,350,000	(8,844)	(57,480)	48,636
1.00% (Annually)	3-Month STIBOR (Quarterly)	3/16/2032	SEK	45,110,000	396,206	302,077	94,129
1.50% (Annually)	1-Day SOFR (Annually)	3/16/2032	USD	9,490,000	503,351	294,982	208,369
1-Day SONIA (Annually)	0.75% (Annually)	3/16/2032	GBP	7,450,000	802,584	721,526	81,058
3-Month New Zealand BBR FRA (Quarterly)	2.75% (Semiannually)	3/16/2032	NZD	2,370,000	88,089	(15,151)	103,240
1.50% (Annually)	1-Day SOFR (Annually)	3/17/2032	USD	13,900,000	286,536	269,690	16,846
1-Day SONIA (Annually)	1.00% (Annually)	3/17/2032	GBP	1,880,000	44,365	35,631	8,734
6-Month EURIBOR (Semiannually)	1.49% (Annually)	3/29/2032	EUR	3,310,000	297	(9,628)	9,925
28-Day Mexico Interbank TIIE (Lunar)	8.40% (Lunar)	6/2/2032	MXN	66,060,000	51,604	(2,551)	54,155
3.25% (Annually)	6-Month PRIBOR (Semiannually)	6/15/2032	CZK	11,104,276	26,375	12,946	13,429
3.75% (Annually)	6-Month WIBOR (Semiannually)	6/15/2032	PLN	7,200,000	133,508	88,514	44,994
3-Month JIBAR (Quarterly)	8.00% (Quarterly)	6/15/2032	ZAR	19,625,000	(5,339)	(21,970)	16,631
5.00% (Annually)	6-Month BUBOR (Semiannually)	6/15/2032	HUF	495,155,499	94,883	80,100	14,783
5.80% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/15/2032	CLP	635,170,000	10,993	—	10,993
1.85% (Annually)	1-Day SOFR (Annually)	2/9/2033	USD	6,530,000	175,865	4,374	171,491
1-Day SOFR (Annually)	1.75% (Annually)	3/16/2052	USD	480,000	22,638	(7,810)	30,448
Subtotal Appreciation					$6,276,651	$3,708,345	$2,568,306

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	12/15/2022	NZD	3,850,000	$(13,942)	$(4,266)	$(9,676)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.57% (Upon termination)	1/2/2023	BRL	1,667,474	(3,346)	—	(3,346)
7.20% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	4,961,331	(44,559)	487	(45,046)
3-Month ASX BBSW (Quarterly)	2.48% (Quarterly)	3/14/2024	AUD	6,520,000	(30,974)	—	(30,974)
1-Day SONIA (Annually)	0.25% (Annually)	3/16/2024	GBP	3,900,000	(172,396)	(170,482)	(1,914)
2.25% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	3/16/2024	CNY	17,480,000	888	8,600	(7,712)
3-Month KWCDC (Quarterly)	1.50% (Quarterly)	3/16/2024	KRW	3,852,360,000	(64,268)	(48,104)	(16,164)
3-Month New Zealand BBR FRA (Quarterly)	2.75% (Semiannually)	3/16/2024	NZD	24,140,000	(156,815)	52,420	(209,235)
3-Month STIBOR (Quarterly)	0.50% (Annually)	3/16/2024	SEK	131,810,000	(225,713)	(189,238)	(36,475)
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	3/16/2024	EUR	190,000	(4,129)	(3,238)	(891)
3-Month CDOR (Semiannually)	2.50% (Semiannually)	3/22/2024	CAD	11,590,000	(35,648)	(9,767)	(25,881)
2.00% (Annually)	1-Day SONIA (Annually)	6/15/2024	GBP	2,540,000	9,393	10,287	(894)
4.75% (Annually)	6-Month WIBOR (Semiannually)	6/15/2024	PLN	44,177,895	206,512	239,972	(33,460)
6.10% (Quarterly)	3-Month JIBAR (Quarterly)	6/15/2024	ZAR	62,236,658	17,299	20,405	(3,106)
7.70% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/15/2024	CLP	2,137,910,000	(42,735)	(1,048)	(41,687)
7-Day CFETS Repo Rate (Quarterly)	2.25% (Quarterly)	6/15/2024	CNY	27,580,000	(372)	11,172	(11,544)
8.65% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/15/2024	COP	8,567,200,000	(3,031)	227	(3,258)
1-Month LIBOR + .09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	68,000,000	20,127	22,829	(2,702)
3-Month CDOR (Semiannually)	2.07% (Semiannually)	12/18/2025	CAD	10,740,000	(139,805)	(41,470)	(98,335)
1-Day MIBOR (Semiannually)	5.50% (Semiannually)	9/15/2026	INR	170,050,000	(29,887)	(7,803)	(22,084)
(0.25)% (Annually)	Swiss Average Overnight Rate (Annually)	3/16/2027	CHF	1,620,000	66,699	70,866	(4,167)
0.75% (Annually)	3-Month STIBOR (Quarterly)	3/16/2027	SEK	91,020,000	(487,648)	(99,677)	(387,971)
3-Month New Zealand BBR FRA (Quarterly)	2.75% (Semiannually)	3/16/2027	NZD	9,540,000	(192,016)	(7,315)	(184,701)
5.50% (Semiannually)	1-Day MIBOR (Semiannually)	3/16/2027	INR	451,570,000	111,412	120,994	(9,582)
6-Month ASX BBSW (Semiannually)	1.25% (Semiannually)	3/16/2027	AUD	18,770,000	(1,097,952)	(587,822)	(510,130)
6-Month EURIBOR (Semiannually)	(0.25)% (Annually)	3/16/2027	EUR	2,620,000	(172,611)	(107,623)	(64,988)
1-Day SOFR (Annually)	1.81% (Annually)	2/9/2028	USD	12,500,000	(272,680)	(6,504)	(266,176)
1.31% (Annually)	6-Month EURIBOR (Semiannually)	3/30/2029	EUR	9,750,000	(1,722)	22,121	(23,843)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(1,368)	307	(1,675)
0.25% (Annually)	Swiss Average Overnight Rate (Annually)	3/16/2032	CHF	7,930,000	(517,911)	(276,329)	(241,582)
3-Month CDOR (Semiannually)	2.00% (Semiannually)	3/16/2032	CAD	7,050,000	(423,120)	(292,036)	(131,084)
6-Month ASX BBSW (Semiannually)	2.00% (Semiannually)	3/16/2032	AUD	2,280,000	(158,790)	(7,511)	(151,279)
6-Month EURIBOR (Semiannually)	0.25% (Annually)	3/16/2032	EUR	3,545,000	(348,356)	(242,920)	(105,436)
6-Month NIBOR (Semiannually)	2.00% (Annually)	3/16/2032	NOK	45,330,000	(341,158)	(77,976)	(263,182)
Bank of Japan Unsecured Overnight Call Rate (Annually)	0.00% (Annually)	3/16/2032	JPY	16,610,000	(3,469)	—	(3,469)
0.50% (Annually)	6-Month EURIBOR (Semiannually)	3/17/2032	EUR	11,960,000	(562,187)	(342,525)	(219,662)
3-Month STIBOR (Quarterly)	1.00% (Annually)	3/17/2032	SEK	14,580,000	(68,588)	(37,397)	(31,191)
Swiss Average Overnight Rate (Annually)	0.50% (Annually)	3/17/2032	CHF	4,870,000	(187,200)	(80,493)	(106,707)
3-Month KWCDC (Quarterly)	2.50% (Quarterly)	6/15/2032	KRW	2,637,040,000	(35,278)	19,017	(54,295)
3-Month TELBOR (Quarterly)	1.75% (Annually)	6/15/2032	ILS	8,200,000	(83,586)	(10,696)	(72,890)
8.30% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	6/15/2032	COP	4,499,130,000	(41,504)	858	(42,362)
3-Month CDOR (Semiannually)	2.10% (Semiannually)	12/18/2033	CAD	2,410,000	(141,298)	9,800	(151,098)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(2,319)	512	(2,831)
2.25% (Semiannually)	3-Month CDOR (Semiannually)	12/15/2051	CAD	730,000	(70,556)	(29,497)	(41,059)
Subtotal Depreciation					$(5,746,607)	$(2,070,863)	$(3,675,744)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2022					$530,044	$1,637,482	$(1,107,438)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at March 31, 2022:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR1 or 1-Month Libor or minus a specified spread (-9.96% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	50-61 months maturity ranging from 05/26/2026 - 04/02/2027	GSC	$183,303,906	$(2,087,152)	$—	$(2,087,152)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
TJX Cos., Inc. (The)	(21,503)	$1,302,652	$13,117	(0.63)%
Microsoft Corporation	3,416	1,053,187	67,381	(3.23)
General Electric Co.	(10,602)	970,083	(3,578)	0.17
Ingersoll-Rand, Inc.	(18,533)	933,137	(33,353)	1.60
Facebook, Inc. Class A	3,823	850,082	90,970	(4.36)
Aramark	(22,556)	848,106	(60,654)	2.91
Alphabet, Inc. Class A	303	842,749	34,038	(1.63)
Fortive Corporation	(13,660)	832,304	(35,475)	1.70
Ventas, Inc. REIT	(13,115)	809,982	(63,608)	3.05
Adobe, Inc.	1,723	785,033	8,015	(0.38)
LPL Financial Holdings, Inc.	(4,188)	765,064	(118,789)	5.69
Marvell Technology, Inc.	(10,549)	756,469	(54,428)	2.61
Graphic Packaging Holding Co.	(37,320)	747,893	(42,244)	2.02
EOG Resources, Inc.	6,163	734,815	35,910	(1.72)
Sirius XM Holdings, Inc.	108,341	717,217	43,189	(2.07)
NVIDIA Corporation	(2,617)	714,075	(112,001)	5.37
Signature Bank	(2,339)	686,473	30,430	(1.46)
Boeing Co. (The)	(3,475)	665,463	(44,951)	2.15
Honeywell International, Inc.	(3,398)	661,183	(34,587)	1.66
Public Service Enterprise Group, Inc.	(9,338)	653,660	(44,070)	2.11
Lockheed Martin Corporation	1,470	648,858	(6,788)	0.33
Jabil, Inc.	(10,462)	645,819	(63,492)	3.04
Micron Technology, Inc.	(8,259)	643,294	12,806	(0.61)
LKQ Corporation	(14,042)	637,647	(6,527)	0.31
Northern Trust Corporation	(5,425)	631,741	(49,455)	2.37
Incyte Corporation	7,870	625,035	58,182	(2.79)
Nordson Corporation	2,738	621,745	12,544	(0.60)
Webster Financial Corporation	(11,044)	619,789	(16,233)	0.78
Synchrony Financial	(17,753)	617,982	32,173	(1.54)
Grand Canyon Education, Inc.	6,176	599,751	27,050	(1.30)
Hershey Co. (The)	2,710	587,067	34,422	(1.65)
National Retail Properties, Inc. REIT	12,877	578,692	22,800	(1.09)
Robert Half International, Inc.	4,951	565,305	11,672	(0.56)
Gentex Corporation	19,329	563,827	10,510	(0.50)
Old Dominion Freight Line, Inc.	1,885	563,012	(14,999)	0.72
CMS Energy Corporation	8,038	562,178	37,825	(1.81)
Alcoa Corporation	(6,196)	557,826	(65,870)	3.16
3M Co.	3,717	553,387	12,817	(0.61)
East West Bancorp, Inc.	6,903	545,475	11,786	(0.56)
Prologis, Inc. REIT	(3,377)	545,318	(39,802)	1.91
Nexstar Media Group, Inc. Class A	2,892	545,084	12,684	(0.61)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Targa Resources Corporation	7,128	$537,950	$50,827	(2.44)%
NextEra Energy, Inc.	(6,307)	534,266	(30,348)	1.45
Morgan Stanley	6,103	533,402	(116)	0.01
Cheniere Energy, Inc.	(3,832)	531,307	(17,739)	0.85
Chemed Corporation	1,043	528,332	32,892	(1.58)
Illumina, Inc.	(1,478)	516,413	(36,491)	1.75
Citrix Systems, Inc.	(5,102)	514,792	1,453	(0.07)
Visa, Inc. Class A	2,291	508,075	50,325	(2.41)
Western Alliance Bancorp	6,063	502,138	(11,328)	0.54
Other	(632,109)	149,808,772	(1,836,044)	87.95
		$183,303,906	$(2,087,152)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2021, see Notes to Financial Statements in the Fund’s Annual Report.

See the Notes to Schedules of Investments in the December 31, 2021 GuideStone Funds' Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2021, the average balance of derivative holdings by Fund during the period ended December 31, 2021, and the market values of loaned securities and collateral received for each of the Select Funds.